As filed with the Securities and Exchange Commission on April 3, 2020
REGISTRATION STATEMENT NOS. 333-96519
811-03927

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-6
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 27	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 120	☒
Brighthouse Fund UL for Variable Life Insurance
(Exact name of Registrant)
Brighthouse Life Insurance Company
(Name of Depositor)
11225 North Community House Road, Charlotte, NC 28277
(Address of Depositor's Principal Executive Offices)
Depositor's Telephone Number, including area code: (980) 365-7100
Brighthouse Life Insurance Company
c/o The Corporation Trust Company
1209 Orange Street
Corporation Trust Center
New Castle County
Wilmington, DE 19801
(302) 658-7581
(Name and Address of Agent for Service)
Approximate Date of Proposed Public Offering: On May 1, 2020 or as soon thereafter as practicable
It is proposed that this filing will become effective (check appropriate box):
□immediately upon filing pursuant to paragraph (b)
☒on May 1, 2020 pursuant to paragraph (b)
□ ___ days after filing pursuant to paragraph (a)(1)
□ on ______ pursuant to paragraph (a)(1) of Rule 485.
If appropriate, check the following box:
□ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being registered: Flexible Premium Variable Life Insurance Policies

This registration statement incorporates by reference the prospectuses and supplements dated April 29, 2019, April 30, 2018, May 1, 2017, May 1, 2016, May 1, 2015, April 28, 2014, April 29, 2013, April 30, 2012, May 1, 2011, May 1, 2010, May 1, 2009 and April 28, 2008 for the Brighthouse Variable Life Policy, each as filed in Post-Effective Amendment No. 26 filed April 5, 2019, Post-Effective Amendment No. 25 filed April 25, 2018, Post-Effective Amendment No. 23 filed April 7, 2017, Post-Effective Amendment No. 22 filed April 8, 2016, Post-Effective

Amendment No. 21 filed April 10, 2015, Post-Effective Amendment No. 20 filed April 4, 2014, Post-Effective Amendment No. 19 filed April 4, 2013, Post-Effective Amendment No. 18 filed April 5, 2012, Post-Effective Amendment No. 17 filed April 6, 2011, Post-Effective Amendment No. 16 filed April 7, 2010, Post-Effective Amendment No. 15 filed April 9, 2009 and Post-Effective Amendment No. 13 filed April 7, 2008, respectively, to the Registration Statement on Form N-6, File No. 333-96519.

Brighthouse Variable Life
Flexible Premium Variable Life Insurance Policies
May 1, 2020 Prospectus Supplement
Issued to Individuals by:
Brighthouse Life Insurance Company — Brighthouse Fund UL for Variable Life Insurance
This prospectus supplement updates certain information contained in your last prospectus dated April 28, 2008, as annually and periodically supplemented, for Brighthouse Variable Life, a flexible premium variable life insurance policy issued by Brighthouse Life Insurance Company (the “Company”). Please keep this prospectus supplement for future reference. The Company no longer offers the Policies to new purchasers. It does continue to accept additional premium payments from existing policy owners.
You can build Cash Value by investing in a variety of Investment Options, which, in turn, invest in professionally managed Mutual Funds (the “Funds”, listed below). A fixed rate option (the Fixed Account) is also available.  Except for amounts in the Fixed Account, the value of your Policy will vary based on the performance of the Funds you select. The following Funds are available under all Policies (please see “The Funds” section for additional Funds that may be available depending on when you purchased your Policy):
American Funds Insurance Series® — Class 2
American Funds Global Growth Fund
American Funds Growth Fund
American Funds Growth-Income Fund
Brighthouse Funds Trust I
Brighthouse Asset Allocation 100 Portfolio — Class B
Brighthouse Small Cap Value Portfolio — Class B
Brighthouse/Aberdeen Emerging Markets Equity Portfolio — Class B
Clarion Global Real Estate Portfolio — Class A
Invesco Comstock Portfolio — Class B
Invesco Small Cap Growth Portfolio — Class A
Loomis Sayles Growth Portfolio — Class A
PIMCO Inflation Protected Bond Portfolio — Class A
PIMCO Total Return Portfolio — Class B
T. Rowe Price Large Cap Value Portfolio — Class B
Brighthouse Funds Trust II
BlackRock Capital Appreciation Portfolio — Class A
BlackRock Ultra-Short Term Bond Portfolio — Class A
Brighthouse Asset Allocation 20 Portfolio — Class B
Brighthouse Asset Allocation 40 Portfolio — Class B
Brighthouse Asset Allocation 60 Portfolio — Class B
Brighthouse Asset Allocation 80 Portfolio — Class B
Brighthouse/Wellington Balanced Portfolio — Class A
Brighthouse/Wellington Core Equity Opportunities Portfolio — Class A
Frontier Mid Cap Growth Portfolio — Class D
MetLife Russell 2000® Index Portfolio — Class A
MetLife Stock Index Portfolio — Class A
MFS® Total Return Portfolio — Class F
MFS® Value Portfolio — Class A
T. Rowe Price Large Cap Growth Portfolio — Class B
T. Rowe Price Small Cap Growth Portfolio — Class B
Western Asset Management Strategic Bond Opportunities Portfolio — Class A
Western Asset Management U.S. Government Portfolio — Class A
Fidelity® Variable Insurance Products
Contrafund® Portfolio — Service Class
Mid Cap Portfolio — Service Class 2
Franklin Templeton Variable Insurance Products Trust — Class 2
Templeton Foreign VIP Fund
Goldman Sachs Variable Insurance Trust — Institutional Shares
Goldman Sachs Strategic Growth Fund
Janus Aspen Series — Service Shares
Janus Henderson Enterprise Portfolio
Legg Mason Partners Variable Equity Trust
ClearBridge Variable Aggressive Growth Portfolio — Class I
ClearBridge Variable Dividend Strategy Portfolio — Class II
ClearBridge Variable Large Cap Growth Portfolio — Class I
Legg Mason Partners Variable Income Trust — Class I
Western Asset Core Plus VIT Portfolio
Pioneer Variable Contracts Trust — Class II
Pioneer Mid Cap Value VCT Portfolio
The Merger Fund VL
Vanguard Variable Insurance Fund
Mid-Cap Index Portfolio
Total Stock Market Index Portfolio

Certain funds have been subject to a name change. Please see “Additional Information Regarding Funds” for more information.
In accordance with regulations adopted by the Securities and Exchange Commission, beginning on or after January 1, 2021, paper copies of the shareholder reports for the Funds available under your variable life insurance Policy will no longer be sent by mail, unless you specifically request paper copies of the reports from the Company. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Company electronically by contacting us at 1-800-334-4298 to enroll.
You may elect to receive all future reports in paper free of charge. You can inform the Company that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-638-5000, or by sending an email correspondence to rcg@brighthousefinancial.com. Your election to receive reports in paper will apply to all Funds available under your Policy.
The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

Fund Charges and Expenses
The next two tables describe the Fund charges and expenses that you will indirectly pay periodically during the time that you own the Policy. The Investment Options purchase shares of the Funds at net asset value. The net asset value already reflects the deduction of each Fund’s Total Operating Expenses. Therefore you are indirectly bearing the costs of Fund expenses.
The first table below shows the minimum and maximum fees and expenses, as a percentage of average daily net assets, charged by any of the Funds as of December 31, 2019. Certain Funds may impose a redemption fee in the future. The second table shows each Fund’s fees and expenses, as a percentage of average daily net assets, as of December 31, 2019, unless otherwise noted. More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund. Current prospectuses for the Fund can be obtained by calling 1-800-334-4298.
Minimum and Maximum Total Annual Fund Operating Expenses
	Minimum	Maximum
Total Annual Fund Operating Expenses
(expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.13%	2.46%
Fund Fees and Expenses as of December 31, 2019
(as a percentage of average daily net assets)
The following table is a summary. For more complete information on Fund fees and expenses, please refer to the prospectus for each Fund.
Fund	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
American Funds Insurance Series® — Class 2
American Funds Global Growth Fund	0.52%	0.25%	0.05%	—	0.82%	—	0.82%
American Funds Growth Fund	0.32%	0.25%	0.04%	—	0.61%	—	0.61%
American Funds Growth-Income Fund	0.26%	0.25%	0.04%	—	0.55%	—	0.55%
Brighthouse Funds Trust I
Brighthouse Asset Allocation 100 Portfolio — Class B	0.07%	0.25%	0.02%	0.66%	1.00%	—	1.00%
Brighthouse Small Cap Value Portfolio — Class B	0.75%	0.25%	0.04%	0.11%	1.15%	0.01%	1.14%
Brighthouse/Aberdeen Emerging Markets Equity Portfolio — Class A†	0.92%	—	0.09%	—	1.01%	0.10%	0.91%
Brighthouse/Aberdeen Emerging Markets Equity Portfolio — Class B	0.92%	0.25%	0.09%	—	1.26%	0.10%	1.16%
Clarion Global Real Estate Portfolio — Class A	0.62%	—	0.05%	—	0.67%	0.04%	0.63%
Invesco Comstock Portfolio — Class B	0.57%	0.25%	0.02%	—	0.84%	0.02%	0.82%
Invesco Global Equity Portfolio — Class A†	0.66%	—	0.04%	—	0.70%	0.11%	0.59%
Invesco Global Equity Portfolio — Class B†	0.66%	0.25%	0.04%	—	0.95%	0.11%	0.84%
Invesco Small Cap Growth Portfolio — Class A	0.85%	—	0.04%	—	0.89%	0.08%	0.81%
Loomis Sayles Growth Portfolio — Class A	0.57%	—	0.02%	—	0.59%	0.02%	0.57%
MFS® Research International Portfolio — Class B†	0.70%	0.25%	0.04%	—	0.99%	0.10%	0.89%
Morgan Stanley Discovery Portfolio — Class B†	0.64%	0.25%	0.04%	—	0.93%	0.02%	0.91%
PIMCO Inflation Protected Bond Portfolio — Class A	0.48%	—	0.94%	—	1.42%	—	1.42%
PIMCO Total Return Portfolio — Class B	0.48%	0.25%	0.38%	—	1.11%	0.03%	1.08%
T. Rowe Price Large Cap Value Portfolio — Class B	0.57%	0.25%	0.02%	—	0.84%	0.05%	0.79%
Brighthouse Funds Trust II
BlackRock Capital Appreciation Portfolio — Class A	0.70%	—	0.02%	—	0.72%	0.09%	0.63%
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Fund	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
BlackRock Ultra-Short Term Bond Portfolio — Class A	0.35%	—	0.04%	—	0.39%	0.02%	0.37%
Brighthouse Asset Allocation 20 Portfolio — Class B	0.10%	0.25%	0.03%	0.63%	1.01%	0.03%	0.98%
Brighthouse Asset Allocation 40 Portfolio — Class B	0.06%	0.25%	—	0.63%	0.94%	—	0.94%
Brighthouse Asset Allocation 60 Portfolio — Class B	0.05%	0.25%	—	0.64%	0.94%	—	0.94%
Brighthouse Asset Allocation 80 Portfolio — Class B	0.05%	0.25%	0.01%	0.65%	0.96%	—	0.96%
Brighthouse/Wellington Balanced Portfolio — Class A	0.46%	—	0.07%	—	0.53%	—	0.53%
Brighthouse/Wellington Core Equity Opportunities Portfolio — Class A	0.70%	—	0.02%	—	0.72%	0.12%	0.60%
Frontier Mid Cap Growth Portfolio — Class D	0.71%	0.10%	0.04%	—	0.85%	0.02%	0.83%
Jennison Growth Portfolio — Class A†	0.60%	—	0.02%	—	0.62%	0.08%	0.54%
MetLife Russell 2000® Index Portfolio — Class A	0.25%	—	0.06%	—	0.31%	—	0.31%
MetLife Stock Index Portfolio — Class A	0.25%	—	0.03%	—	0.28%	0.01%	0.27%
MFS® Total Return Portfolio — Class F	0.57%	0.20%	0.06%	—	0.83%	—	0.83%
MFS® Value Portfolio — Class A	0.61%	—	0.02%	—	0.63%	0.06%	0.57%
T. Rowe Price Large Cap Growth Portfolio — Class B	0.60%	0.25%	0.03%	—	0.88%	0.05%	0.83%
T. Rowe Price Small Cap Growth Portfolio — Class B	0.47%	0.25%	0.03%	—	0.75%	—	0.75%
Western Asset Management Strategic Bond Opportunities Portfolio — Class A	0.57%	—	0.03%	—	0.60%	0.06%	0.54%
Western Asset Management U.S. Government Portfolio — Class A	0.48%	—	0.02%	—	0.50%	0.03%	0.47%
Fidelity® Variable Insurance Products
Contrafund® Portfolio — Service Class	0.54%	0.10%	0.07%	—	0.71%	—	0.71%
Equity-Income Portfolio — Initial Class†	0.44%	—	0.09%	—	0.53%	—	0.53%
High Income Portfolio — Initial Class†	0.55%	—	0.12%	—	0.67%	—	0.67%
Mid Cap Portfolio — Service Class 2	0.54%	0.25%	0.08%	—	0.87%	—	0.87%
Franklin Templeton Variable Insurance Products Trust — Class 2
Franklin Small-Mid Cap Growth VIP Fund†	0.80%	0.25%	0.04%	0.01%	1.10%	0.01%	1.09%
Templeton Foreign VIP Fund	0.80%	0.25%	0.05%	0.02%	1.12%	0.02%	1.10%
Goldman Sachs Variable Insurance Trust — Institutional Shares
Goldman Sachs Strategic Growth Fund	0.71%	—	0.11%	—	0.82%	0.08%	0.74%
Janus Aspen Series — Service Shares
Janus Henderson Enterprise Portfolio	0.64%	0.25%	0.08%	—	0.97%	—	0.97%
Legg Mason Partners Variable Equity Trust
ClearBridge Variable Aggressive Growth Portfolio — Class I	0.75%	—	0.04%	—	0.79%	—	0.79%
ClearBridge Variable Dividend Strategy Portfolio — Class II	0.70%	0.25%	0.05%	—	1.00%	—	1.00%
ClearBridge Variable Large Cap Growth Portfolio — Class I	0.70%	—	0.06%	0.01%	0.77%	—	0.77%
ClearBridge Variable Large Cap Value Portfolio — Class I†	0.65%	—	0.06%	0.01%	0.72%	—	0.72%
Legg Mason Partners Variable Income Trust — Class I
Western Asset Core Plus VIT Portfolio	0.45%	—	0.11%	—	0.56%	0.02%	0.54%
Pioneer Variable Contracts Trust — Class II
Pioneer Mid Cap Value VCT Portfolio	0.65%	0.25%	0.08%	—	0.98%	—	0.98%
The Merger Fund VL	1.25%	—	1.13%	0.08%	2.46%	0.52%	1.94%
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Fund	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
Vanguard Variable Insurance Fund
Mid-Cap Index Portfolio	0.15%	—	0.02%	—	0.17%	—	0.17%
Total Stock Market Index Portfolio	—	—	—	0.13%	0.13%	—	0.13%
†	Not available under all Policies. Availability depends on Policy issue date.
The information shown in the table above was provided by the Funds. Certain Funds and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 30, 2021. These arrangements can be terminated with respect to these Funds only with the approval of the Fund's board of directors or trustees. Please see the Funds’ prospectuses for additional information regarding these arrangements.
Certain Funds that have “Acquired Fund Fees and Expenses” are “funds of funds.” A fund of funds invests substantially all of its assets in other underlying funds. Because the Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.
The Funds
Fund	Investment Objective	Investment Adviser/Subadviser
American Funds Insurance Series®
American Funds Global Growth Fund	Seeks long-term growth of capital.	Capital Research and Management CompanySM
American Funds Growth Fund	Seeks growth of capital.	Capital Research and Management CompanySM
American Funds Growth-Income Fund	Seeks long-term growth of capital and income.	Capital Research and Management CompanySM
Brighthouse Funds Trust I
Brighthouse Asset Allocation 100 Portfolio	Seeks growth of capital.	Brighthouse Investment Advisers, LLC
Brighthouse Small Cap Value Portfolio	Seeks long-term capital appreciation.	Brighthouse Investment Advisers, LLC Subadvisers: Delaware Investments Fund Advisers; Wells Capital Management Incorporated
Brighthouse/Aberdeen Emerging Markets Equity Portfolio†	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Aberdeen Asset Managers Limited
Brighthouse/Aberdeen Emerging Markets Equity Portfolio	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Aberdeen Asset Managers Limited
Clarion Global Real Estate Portfolio	Seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: CBRE Clarion Securities LLC
Invesco Comstock Portfolio	Seeks capital growth and income.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
Invesco Global Equity Portfolio†	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
Invesco Global Equity Portfolio†	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
Invesco Small Cap Growth Portfolio	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
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Fund	Investment Objective	Investment Adviser/Subadviser
Loomis Sayles Growth Portfolio	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.
MFS® Research International Portfolio†	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
Morgan Stanley Discovery Portfolio†	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Morgan Stanley Investment Management Inc.
PIMCO Inflation Protected Bond Portfolio	Seeks maximum real return, consistent with preservation of capital and prudent investment management.	Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC
PIMCO Total Return Portfolio	Seeks maximum total return, consistent with the preservation of capital and prudent investment management.	Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC
T. Rowe Price Large Cap Value Portfolio	Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
Brighthouse Funds Trust II
BlackRock Capital Appreciation Portfolio	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
BlackRock Ultra-Short Term Bond Portfolio	Seeks a high level of current income consistent with preservation of capital.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
Brighthouse Asset Allocation 20 Portfolio	Seeks a high level of current income, with growth of capital as a secondary objective.	Brighthouse Investment Advisers, LLC
Brighthouse Asset Allocation 40 Portfolio	Seeks high total return in the form of income and growth of capital, with a greater emphasis on income.	Brighthouse Investment Advisers, LLC
Brighthouse Asset Allocation 60 Portfolio	Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Brighthouse Investment Advisers, LLC
Brighthouse Asset Allocation 80 Portfolio	Seeks growth of capital.	Brighthouse Investment Advisers, LLC
Brighthouse/Wellington Balanced Portfolio	Seeks long-term capital appreciation with some current income.	Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP
Brighthouse/Wellington Core Equity Opportunities Portfolio	Seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP
Frontier Mid Cap Growth Portfolio	Seeks maximum capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Frontier Capital Management Company, LLC
Jennison Growth Portfolio†	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Jennison Associates LLC
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Fund	Investment Objective	Investment Adviser/Subadviser
MetLife Russell 2000® Index Portfolio	Seeks to track the performance of the Russell 2000® Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC
MetLife Stock Index Portfolio	Seeks to track the performance of the Standard & Poor’s 500® Composite Stock Price Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC
MFS® Total Return Portfolio	Seeks a favorable total return through investment in a diversified portfolio.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
MFS® Value Portfolio	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
T. Rowe Price Large Cap Growth Portfolio	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
T. Rowe Price Small Cap Growth Portfolio	Seeks long-term capital growth.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
Western Asset Management Strategic Bond Opportunities Portfolio	Seeks to maximize total return consistent with preservation of capital.	Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company
Western Asset Management U.S. Government Portfolio	Seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.	Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company
Fidelity® Variable Insurance Products
Contrafund® Portfolio	Seeks long-term capital appreciation.	Fidelity Management & Research Company LLC
Equity-Income Portfolio†	Seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.	Fidelity Management & Research Company LLC
High Income Portfolio†	Seeks a high level of current income, while also considering growth of capital.	Fidelity Management & Research Company LLC
Mid Cap Portfolio	Seeks long-term growth of capital.	Fidelity Management & Research Company LLC
Franklin Templeton Variable Insurance Products Trust
Franklin Small-Mid Cap Growth VIP Fund†	Seeks long-term capital growth.	Franklin Advisers, Inc.
Templeton Foreign VIP Fund	Seeks long-term capital growth.	Templeton Investment Counsel, LLC
Goldman Sachs Variable Insurance Trust
Goldman Sachs Strategic Growth Fund	Seeks long-term growth of capital.	Goldman Sachs Asset Management, L.P.
Janus Aspen Series
Janus Henderson Enterprise Portfolio	Seeks long-term growth of capital.	Janus Capital Management LLC
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Fund	Investment Objective	Investment Adviser/Subadviser
Legg Mason Partners Variable Equity Trust
ClearBridge Variable Aggressive Growth Portfolio	Seeks capital appreciation.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC
ClearBridge Variable Dividend Strategy Portfolio	Seeks dividend income, growth of dividend income and long-term capital appreciation.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC
ClearBridge Variable Large Cap Growth Portfolio	Seeks long-term growth of capital.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC
ClearBridge Variable Large Cap Value Portfolio†	Seeks long-term growth of capital as its primary objective. Current income is a secondary objective.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC
Legg Mason Partners Variable Income Trust
Western Asset Core Plus VIT Portfolio	Seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain a dollar weighted average effective duration that is normally within 30% of the average duration of the domestic bond market as a whole.	Legg Mason Partners Fund Advisor, LLC
Subadvisers: Western Asset Management Company, LLC; Western Asset Management Company Limited; Western Asset Management Company Ltd; Western Asset Management Company Pte. Ltd.
Pioneer Variable Contracts Trust
Pioneer Mid Cap Value VCT Portfolio	Seeks capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks.	Amundi Pioneer Asset Management, Inc.
The Merger Fund VL	Seeks capital growth.	Westchester Capital Management, LLC
Vanguard Variable Insurance Fund
Mid-Cap Index Portfolio	Seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.	The Vanguard Group, Inc.
Total Stock Market Index Portfolio	Seeks to track the performance of a benchmark index that measures the investment return of the overall stock market.	The Vanguard Group, Inc.
†	Not available under all Policies. Availability depends on Policy issue date.
Additional Information Regarding Funds
Certain Funds were subject to a name change. The chart below identifies the former name and new name of these Funds.
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Fund Name Changes
Former Name	New Name
Brighthouse Funds Trust I	Brighthouse Funds Trust I
ClearBridge Aggressive Growth Portfolio	Loomis Sayles Growth Portfolio
Oppenheimer Global Equity Portfolio	Invesco Global Equity Portfolio

Description of the Company, Separate Account and Funds

The Insurance Company
We are not a fiduciary and do not give advice or make recommendations regarding insurance or investment products. Ask your financial representative for guidance regarding any requests or elections and for information about your particular investment needs. Please bear in mind that your financial representative, or any financial firm or financial professional you consult to provide advice, is not acting on our behalf. We do not recommend and are not responsible for any securities transactions or investment strategies involving securities (including Investment Option recommendations).
Charges Against The Separate Account
We are waiving a portion of the Mortality and Expense Risk Charge for Investment Options investing in certain Funds. We are waiving 0.15% for the Investment Option investing in the Western Asset Management U.S. Government Portfolio (Class A). For the Investment Options investing in the following Funds, we are waiving an amount equal to the excess, if any, of the Fund’s expenses over the following percentages: 0.65% for the PIMCO Inflation Protected Bond Portfolio (Class A), 0.265% for the MetLife Stock Index Portfolio (Class A), 1.10% for the Brighthouse Small Cap Value Portfolio (Class B), 1.10% for the MFS Research International Portfolio (Class B), 0.84% for the T. Rowe Price Small Cap Growth Portfolio (Class B), 0.68% for the Jennison Growth Portfolio (Class A), 0.62% for the Invesco Global Equity Portfolio (Class A), 0.87% for the Invesco Global Equity Portfolio (Class B), 0.84% for the Invesco Comstock Portfolio (Class B), and 1.22% for the T. Rowe Price Large Cap Growth Portfolio (Class B).
GENERAL MATTERS RELATING TO THE POLICY

Cybersecurity and Certain Business Continuity Risks
Our variable life insurance business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Funds and the firms involved in the distribution and sale of our variable life insurance policies). For example, many routine operations, such as processing Policy Owners’ requests and elections and day-to-day record keeping, are all executed through computer networks and systems.
We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on the Company and the Separate Account, as well as individual Policy Owners and their Policies.Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.
Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Other disruptive events, including (but not limited to) natural disasters and public health crises (such as COVID-19), may adversely affect our ability to conduct business, in particular if our employees or the employees of our service providers are unable or unwilling to perform their responsibilities as a result of any such event. Cybersecurity breaches and other disruptions to our business operations can interfere with our processing of Policy
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transactions, including the processing of transfer orders from our website or with the Funds; impact our ability to calculate Accumulation Unit Values; cause the release and possible destruction of confidential Policy Owner or business information; or impede order processing or cause other operational issues.
Cybersecurity breaches may also impact the issuers of securities in which the Investment Options invest, and it is possible the Funds underlying your Policy could lose value. There can be no assurance that we or our service providers or the Investment Options will avoid losses affecting your Policy due to cyberattacks or information security breaches in the future. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk at all times. Furthermore, we cannot control the cybersecurity plans and systems implemented by third parties, including service providers or issuers of securities in which the Investment Options invest.
Transfers

Restrictions on Transfers
Restrictions on Frequent Transfers. Frequent requests from Policy Owners to transfer Cash Value may dilute the value of a Fund’s shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Fund and the reflection of that change in the Fund’s share price (“arbitrage trading”). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Funds, which in turn may adversely affect Policy Owners and other persons who may have an interest in the Policies (e.g. beneficiaries).
We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Funds listed below, and we monitor transfer activity in these “Monitored Funds.” In addition, as described below, we treat all American Funds Insurance Series portfolios (“American Funds portfolios”) as Monitored Funds.
American Funds Global Growth Fund
Brighthouse Small Cap Value Portfolio
Brighthouse/Aberdeen Emerging Markets Equity Portfolio
Clarion Global Real Estate Portfolio
Franklin Small-Mid Cap Growth VIP Fund
High Income Portfolio
Invesco Global Equity Portfolio
Invesco Small Cap Growth Portfolio
MetLife Russell 2000® Index Portfolio
MFS® Research International Portfolio
T. Rowe Price Small Cap Growth Portfolio
Templeton Foreign VIP Fund
Western Asset Core Plus VIT Portfolio
Western Asset Management Strategic Bond Opportunities Portfolio
We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Funds within given periods of time. For example, we currently monitor transfer activity to determine if for each of the Monitored Funds, in a three-month period there were two or more “round-trips” of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Policy that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below. We do not believe that other Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Funds. We may change the Monitored Funds at any time without notice in our sole discretion.
As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Funds under our current frequent transfer policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Policy, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain
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dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; any additional violation will result in the imposition of the transfer restrictions described below. Further, as Monitored Portfolios, all American Funds portfolios also will be subject to our current frequent transfer policies, procedures and restrictions, and transfer restrictions may be imposed upon a violation of either monitoring policy.
Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Funds that exceeds our current transfer limits, upon a first violation you will receive a warning letter. Upon a second violation, we will exercise our contractual right to revise, suspend or eliminate transfer privileges, including limiting the acceptable mode of requesting transfers, and thereafter will only accept transfer requests via regular U.S. mail and will reject transfer requests requested via facsimile, telephone or Internet. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any third party who has been authorized to initiate transfers on behalf of multiple Policy Owners. We may, among other things:
•	reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Policy Owner, or
•	reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by third parties on behalf of more than one Policy Owner.
Transfers made under a Dollar Cost Averaging Program, a rebalancing program, or, if applicable, any asset allocation program described in this prospectus are not treated as a transfer when we monitor the frequency of transfers.
The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Policy Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Policy. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Policy Owners and other persons with interests in the Policies. We do not accommodate frequent transfers in any Fund and there are no arrangements in place to permit any Policy Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.
The Funds may have adopted their own policies and procedures with respect to frequent transfers in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Funds, we have entered into a written agreement, as required by SEC regulation, with each Fund or its principal underwriter that obligates us to provide to the Fund promptly upon request certain information about the trading activity of individual Policy Owners, and to execute instructions from the Fund to restrict or prohibit further purchases or transfers by specific Policy Owners who violate the frequent transfer policies established by the Fund.
In addition, Policy Owners and other persons with interests in the Policies should be aware that the purchase and redemption orders received by the Funds generally are “omnibus” orders from intermediaries, such as retirement plans or separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance products and/or individual retirement plan participants. The omnibus nature of these orders may limit the Funds in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Funds (and thus Policy Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Funds. If a Fund believes that an omnibus order reflects one or more transfer requests from Policy Owners engaged in frequent trading, the Fund may reject the entire omnibus order.
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In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single Policy Owner.
You should read the Fund prospectuses for more details.
Restrictions on Large Transfers. Large transfers may increase brokerage and administrative costs of the underlying Funds and may disrupt fund management strategy, requiring a Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Funds except where the manager of a particular underlying Fund has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some fund managers have asked us to monitor for “block transfers” where transfer requests have been submitted on behalf of multiple Policy Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above.
Federal Tax Considerations

The effect of federal income taxes on the economic benefits provided under the Policy depends on a variety of factors, including but not limited to, the tax status of the Policy Owner and the tax treatment of the Policy (whether it is a Modified Endowment Contract). This tax treatment is highly complex. The following summary provides a general description of the material federal tax consequences to the Policy owner and Beneficiary of buying, holding and exchanging rights under the Policy. This discussion is only a brief general summary and does not purport to be complete or cover all situations and is not intended as tax or legal advice. This discussion is based upon the Company’s understanding of the federal income tax laws as currently interpreted by the U.S. Treasury (“Treasury”) and the Internal Revenue Service (“IRS”). The Company cannot guarantee that those laws or interpretations will remain unchanged.
It should be understood that this is not an exhaustive discussion of all tax questions that might arise under the Policies. No attempt has been made to address any foreign, state or local tax considerations that may arise in connection with a Policy. For complete information, a qualified tax or legal adviser should be consulted.
Potential Benefits of Life Insurance
A life insurance contract, including the Policy, is a unique financial instrument that along with providing protection for premature death, also provides a number of potential tax advantages including:
•	Income tax-free death benefits (e.g., the Death Benefit under the Policy, including the portion attributable to the increase in value based on the Investment Options, may pass to your Beneficiary free of income taxes if the requirements of Section 101 of the Internal Revenue Code of 1986, as amended (“IRC” or the “Code”) are satisfied.)
•	Income tax-free growth of policy cash values (e.g., within the Policy, any increase in value based on the Investment Options may be tax-deferred until withdrawn — including tax-free transfers among the Investment Options, and as mentioned above, will not be subject to federal income taxes if paid as a Death Benefit.)
•	Income tax-free access to cash value through loans and/or withdrawals (e.g., under certain circumstances, such as where you adhere to certain premium limits, a Policy Owner may access cash from the Policy through a withdrawal, up to the tax basis, or a loan without facing tax consequences.)
Whether and how these benefits may be utilized is largely governed by IRC Sections 7702, 7702A, 817 and 101. These federal tax laws were passed to ensure that the tax advantages of life insurance are not abused.
In sum, these federal tax laws, among numerous other things, establish the following:
•	A definition of a life insurance contract
•	Diversification requirements for separate account assets
•	Limitations on policy owner’s control over the assets in a separate account
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•	Guidelines to determine the maximum amount of premium that may be paid into a policy
•	Limitations on withdrawals from a policy
•	Qualification testing for all life insurance policies that have cash value features.
Tax Status of the Policy
Definition of Life Insurance
In order for this Policy to offer some or all of the tax advantages described above, it must meet the definition of a life insurance contract under Section 7702 of the Code. Complying with either the cash value accumulation test or the guideline premium test set forth in IRC Section 7702 will satisfy this definition. This Policy uses the guideline premium test. Guidance as to how IRC Section 7702 and the guideline premium test are to be applied, however, is limited. If a Policy were determined not to be a life insurance contract for purposes of IRC Section 7702, such Policy would not provide the tax advantages normally described above.
The Company believes that it is reasonable to conclude that the Policy meets the IRC Section 7702 definition of a life insurance contract. The Company reserves the right to make changes in the Policy if such changes are deemed necessary to attempt to assure its qualification as a life insurance contract for tax purposes. The death benefit under a Policy will never be less than the minimum amount required for the Policy to be treated as life insurance under Section 7702 of the Code, as in effect on the date the Policy was issued.
Diversification
In addition to meeting the definition of a life insurance contract in IRC Section 7702, to qualify as life insurance for federal income tax purposes, separate account investments (or the investments of a Fund, the shares of which are owned by separate accounts of insurance companies) underlying the Policy must also be “adequately diversified” pursuant to Section 817(h) of the Code. If fund shares are sold directly to tax-qualified retirement plans that later lose their tax-qualified status, or to non-qualified plans, there could be adverse consequences under the diversification rules.
The Separate Account, through the funds, intends to comply with these requirements. Although the Company does not control the funds, the Company intends to monitor the investments of the mutual funds to ensure compliance with these diversification requirements.
Investor Control
In certain circumstances, owners of variable life insurance contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their policy or contract rather than the insurance company. In those circumstances, a proportionate share of the income and gains from the separate account assets would be includable in the variable contract owner’s gross income each year.
The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those separate account assets, such as the ability to exercise investment control over the assets. While we believe that the Policy does not give the Policy Owner investment control over the separate account assets, we reserve the right to modify the Policy as necessary to prevent a Policy Owner from being treated as the owner of the separate account assets supporting the Policy.
Tax Treatment of Policy Benefits
The remaining tax discussion assumes that the Policy qualifies as a life insurance contract for federal income tax purposes.
In General
The Company believes that the Death Benefit under the Policy will be excludable from the gross income of the Beneficiary under IRC Section 101(a)(1); unless the Policy has been transferred for value and no exception to the transfer for value rules set forth in the IRC Section 101 (a) (2) applies.
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In the case of employer-owned life insurance as defined in IRC Section 101(j), the amount excludable from gross income is limited to premiums paid unless the policy falls within certain specified exceptions and a notice and consent requirement is satisfied before the policy is issued. Certain specified exceptions are based on the status of an employee as highly compensated, a director or recently employed. There are also exceptions for policy proceeds paid to an employee’s heirs. These exceptions only apply if proper notice is given to the insured employee and consent is received from the insured employee before the issuance of the policy. These rules apply to policies issued August 18, 2006 and later and also apply to policies issued before August 18, 2006 after a material increase in the Death Benefit or other material change. An IRS reporting requirement applies to employer-owned life insurance subject to these rules. Because these rules are complex and will affect the tax treatment of Death Benefits, it is advisable to consult tax counsel.
In addition, the Policy Owner will generally not be deemed to be in constructive receipt of the Cash Value, including increments thereof, until there is a distribution or a deemed distribution. (See discussion of “Modified Endowment Contracts” below.) Depending on the circumstances, the exchange of one life insurance policy for another, a change in the policy’s face amount, a change in the policy’s death benefit option, a payment of an increased level of premiums, a policy loan, a partial or full surrender, a lapse with outstanding Indebtedness, a change in ownership, or an assignment of the policy may have federal income tax consequences. Furthermore, such actions may have Federal gift and estate, as well as state and local tax consequences that will depend upon the financial situation and other circumstances of each owner or beneficiary. You should consult your tax or legal adviser for further advice on all tax issues.
The tax consequences of distribution from, and loans taken from or secured by, a Policy depend on whether the Policy is classified as a “Modified Endowment Contract.”
Modified Endowment Contracts
Special tax considerations apply to “Modified Endowment Contracts” (“MEC”). A MEC is defined under tax law as any policy that satisfies the present definition of a life insurance contract under IRC Section 7702 but which fails to satisfy a 7-pay test set forth in IRC Section 7702A. A contract fails to satisfy the 7-pay test if the cumulative amount of premiums paid under the contract at any time during the first seven contract years exceeds the sum of the net level premiums that would have been paid on or before such time had the contract provided for paid-up future benefits after the payment of seven level annual premiums. If a material change in the contract occurs either during the first seven contract years, or later, a new seven-year testing period is begun to determine whether the policy constitutes a MEC. A decrease to the stated amount of the Policy may cause a re-test under the 7-pay test and could cause your Policy to become a MEC.
Any policy issued in exchange for a MEC will be subject to the tax treatment accorded to MECs. However, in general, any policy received in exchange for a life insurance contract that is not a MEC will generally not be treated as a MEC if the face amount of the policy is greater than or equal to the death benefit of the policy being exchanged. The payment of any premiums at the time of or after the exchange may, however, cause the policy to become a MEC.
Loans and partial withdrawals from, as well as collateral assignments of, policies that are MECs will be treated as distributions to the policy owner for tax purposes. All pre-death distributions (including loans, partial withdrawals and collateral assignments) from MECs will be included in gross income on an income-first basis to the extent of any income in the policy (the contract value less the policy owner’s investment in the policy) immediately before the distribution.
The law also imposes an additional 10% tax on pre-death distributions (including loans, collateral assignments, partial withdrawals and complete surrenders) from MECs to the extent they are included in income, unless a specific exception to the penalty applies. The penalty does not apply to amounts which are distributed on or after the date on which the taxpayer attains age 59½, because the taxpayer is disabled, or as substantially equal periodic payments over the taxpayer’s life (or life expectancy) or over the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary. The foregoing exceptions generally do not apply to a Policy Owner which is a non-natural person such as a corporation.
If a Policy becomes a MEC, distributions that occur during the contract year will be taxed as distributions from a MEC. In addition, distributions from a Policy within two years before it becomes a MEC will be taxed in this manner. This means that a distribution made from a Policy that is not a MEC (and therefore not taxable at the time of the distribution) could later become taxable as a distribution from a MEC if due to subsequent changes to the Policy, it later becomes a MEC.
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For purposes of applying the MEC rules, all MECs that are issued by the Company (or its affiliates) to the same owner during any calendar year will be treated as one MEC contract for purposes of determining the amount includable in the owner’s gross income at the time of a distribution from any such contract.
The death benefit of a modified endowment contract remains excludable from the gross income of the beneficiary to the extent described above in “Tax Treatment of Policy Benefits.” Furthermore, no part of the investment growth of the cash value of a MEC is includable in the gross income of the owner unless the contract matures, is distributed or partially surrendered, is pledged, collaterally assigned, or borrowed against, or otherwise terminates with income in the contract prior to death. A full surrender of a MEC after age 59½ will have the same tax consequences as life insurance policies generally as described above in “Tax Treatment of Policy Benefits.”
Due to the complexity of the MEC tax rules, a policy owner should consult a qualified tax or legal adviser as to the potential MEC consequences before taking any actions with respect to the Policy.
Distributions from Policies Not Classified as Modified Endowment Contracts
Distributions from a policy that is not classified as a modified endowment contract are generally treated as first non-taxable recovering the investment in the policy (described below) and then, only after the return of all such investment in the Policy, as gain taxable as ordinary income. An exception to this general rule occurs in the cases of a partial surrender, a decrease in the face amount, or any other change that reduces benefits under the policy in the first 15 years after the policy is issued where, as a result of that action, a cash distribution to the owner is made by the Company in order for the policy to continue complying with the IRC Section 7702 definitional limits. In that case, such distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the policy) under rules prescribed in IRC Section 7702.
Loans from, or secured by, a policy that is not a MEC are generally not treated as taxable distributions. Instead, such loans are generally treated as indebtedness of the owner. However, the tax consequences of some Policy loans are uncertain. You should consult a tax or legal adviser as to those consequences. Upon a complete surrender or lapse of a policy that is not a MEC, or when benefits are paid at such a policy’s maturity date, if the amount received plus the amount of indebtedness discharged exceeds the total investment in the policy, the excess generally will be treated as ordinary income subject to tax.
Finally, neither distributions (including distributions upon surrender or lapse) nor loans from or secured by, a policy that is not a MEC, are subject to the 10 percent additional tax previously referred to above regardless of when they are made. Certain changes to the policy may cause the policy to become a MEC. Therefore, a policy owner should consult a tax or legal advisor before effecting any change to a policy that is not a modified endowment contract.
Treatment of Loan Interest
If there is any borrowing under which the Policy is pledged as security or otherwise serves as collateral, the interest paid on loans will generally not be tax deductible. Ownership of the Policy by a corporation, trust or other non-natural person could jeopardize some (or all) of such entity’s interest deduction even where such entity’s indebtedness is in no way connected to the Policy, unless the insured is an employee, officer, director or 20% owner.
Acceleration of Death Benefit Rider
Payments received under the Acceleration of Death Benefit Rider should be excludable from the gross income of the Policy Owner except in certain business contexts. However, you should consult a qualified tax adviser about the consequences of adding this rider to a Policy or requesting payment under this rider.
Investment in the Policy
Investment in the policy generally includes the aggregate amount of premiums or other consideration paid for the policy, reduced by non-taxable distributions.
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Business Uses of Policy
Businesses can use the Policies in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances. In the case of a business owned Policy, the provisions of IRC Section 101(j) may limit the amount of the Death Benefit excludable from gross income unless a specified exception applies and a notice and consent requirement is satisfied, as discussed above. If you are contemplating a change to an existing Policy or purchasing the Policy for any arrangement the value of which depends in part on its tax consequences, you should consult a qualified tax or legal adviser.
Transfer of Issued Life Insurance Policies to Third Parties
If you transfer the Policy to a third party, including a sale of the Policy to a life settlement company, such transfer may be taxable. As noted above, the Death Benefit will also be taxable in the case of a transfer for value unless certain exceptions apply. We may be required to report certain information to the IRS, as required under IRC Section 6050Y and applicable tax regulations. You should consult with a qualified tax adviser for additional information prior to transferring the Policy.
Tax Credits and Deductions
The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to Policy Owners since the Company is the owner of the assets from which the tax benefits are derived.
Other Tax Considerations

The transfer of the Policy or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, the transfer of the Policy to, or the designation as a Beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation assignment of the owner may have generation skipping transfer tax consequences under federal tax law. The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of Policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation skipping and other taxes.
In 2020, federal tax law provides for an $11,580,000 gift, estate and generation-skipping transfer tax exemption, which will be indexed for inflation in subsequent years. Current law provides that this exemption amount may sunset for tax years after December 31, 2025 and a lower exemption amount may be applicable unless the law is changed.
The complexity of the tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.
Insurable Interest
The Policy Owner must have an insurable interest in the life of the Insured in order for the Policy to be valid under applicable state law and for the Policy to be treated as a life insurance policy for federal income tax purposes. State laws on this subject vary widely, but typically require that the Policy Owner have a lawful and substantial economic interest in the continued life of the person insured, which interest must exist at the time the insurance is procured, but not necessarily at the time of the Insured’s death. If no recognized insurable interest exists in a given situation, the Policy may be deemed void as against public policy under the state law and not entitled to treatment as a life insurance contract for federal income tax purposes. It is the responsibility of the Policy Owner, not the life insurance carrier, to determine the existence of insurable interest in the life of the Insured under applicable state law.
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The Company’s Income Taxes
The Company is taxed as a life insurance company under federal income tax law. Presently, the Company does not expect to incur any income tax on the earnings or the realized capital gains retained to meet the Company’s obligations under the Policy. Based on these expectations, no charge is being made currently to the income of the Separate Account for federal income taxes that may be attributable to the Separate Account. However, the Company may assess a charge against the Investment Options for federal income taxes in the event that the Company incurs income or other tax liability attributable to the Separate Account under future tax law.
Under present laws, the Company may incur state and local taxes in certain states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, charges may be made for such taxes (including such taxes), if any, attributable to the Separate Account.
Financial Statements

The financial statements comprising each of the Investment Options of the Separate Account, Brighthouse Fund UL for Variable Life Insurance and the consolidated financial statements and related financial statement schedules of the Company, can be found in the Statement of Additional Information (“SAI”). The financial statements of the Company only bear on the Company’s ability to meet its obligations under the Policies and should not be considered as bearing on the investment performance of the Separate Account.
Book 47	May 1, 2020
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Brighthouse Variable Life
Part B: Statement of Additional Information
dated
May 1, 2020
for
Brighthouse Fund UL for Variable Life Insurance
Issued By
Brighthouse Life Insurance Company
This Statement of Additional Information (“SAI”) is not a prospectus. This SAI contains additional information about the Policies listed above and Brighthouse Life Insurance Company (the “Company,” “we,” “our,” and “us”). The Company no longer offers the Policies to new purchasers. It does continue to accept additional premium payments from existing policy owners. You should read this SAI in conjunction with the prospectus dated April 28, 2008, as supplemented, for Brighthouse Variable Life. The defined terms used in this SAI are as defined in the prospectuses.
Copies of the prospectuses may be obtained by writing to Brighthouse Life Insurance Company, 11225 North Community House Road, Charlotte, NC 28277, or by calling 1-800-334-4298 or by accessing the Securities and Exchange Commission’s website at http://www.sec.gov.

General Information and History
The Depositor. Brighthouse Life Insurance Company (“BLIC” or the “Company”) is a Delaware corporation originally incorporated in Connecticut in 1863. Prior to March 6, 2017, BLIC was known as MetLife Insurance Company USA. BLIC is licensed to conduct business in all U.S. states (except New York), the District of Columbia, Puerto Rico, Guam, the U.S. Virgin Islands, the British Virgin Islands and the Bahamas. BLIC is an indirect, wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial, Inc. (“BHF”), a publicly-traded company. Prior to August 4, 2017, the Company was an indirect wholly-owned subsidiary of MetLife, Inc. On that date, MetLife, Inc. distributed approximately 80.8% of BHF’s common stock to holders of MetLife Inc.’s common stock, and BHF became a separate, publicly-traded company. BHF, through its subsidiaries and affiliates, is one of the largest providers of annuity and life insurance products in the United States. BLIC’s executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.
Brighthouse Life Insurance Company History
MetLife Insurance Company USA: From the close of business on November 14, 2014 to March 6, 2017, BLIC was called MetLife Insurance Company USA (“MetLife USA”). MetLife USA was established following the close of business on November 14, 2014, when MetLife Investors USA Insurance Company, a wholly-owned subsidiary of MetLife Insurance Company of Connecticut, MetLife Investors Insurance Company and Exeter Reassurance Company, Ltd. were merged into MetLife Insurance Company of Connecticut, and MetLife Insurance Company of Connecticut was then renamed MetLife Insurance Company USA. Simultaneously, MetLife Insurance Company USA changed its domicile from Connecticut to the state of Delaware. As a result of this merger, MetLife USA assumed legal ownership of all of the assets of these predecessor companies, including assets held in the separate accounts, and became responsible for administering the Policies and paying any benefits due under all policies and contracts issued by each of its corporate predecessors. These predecessor companies that issued policies on and prior to November 14, 2014 were the following:
- MetLife Insurance Company of Connecticut: MetLife Insurance Company of Connecticut (“MICC”), originally chartered in Connecticut in 1863, was known as Travelers Insurance Company prior to May 1, 2006 . MICC changed its name to MetLife Insurance Company USA and its state of domicile to Delaware after November 14, 2014 as described under “MetLife Insurance Company USA” above.
- MetLife Life and Annuity Company of Connecticut: MetLife Life and Annuity Company of Connecticut (“MLAC”), originally chartered in Connecticut in 1973, was known as Travelers Life and Annuity Company prior to May 1, 2006. On or about December 7, 2007, MLAC merged with and into MICC.
- MetLife Investors USA Insurance Company: MetLife Investors USA Insurance Company (“MLI USA”), originally chartered in Delaware in 1960, was known as Security First Life Insurance Company prior to January 8, 2001. MLI USA was merged into BLIC after the close of business on November 14, 2014, as described under “MetLife Insurance Company USA” above.
- MetLife Investors Insurance Company: MetLife Investors Insurance Company (“MLI”), originally chartered in Missouri in 1981, was known as Cova Financial Services Life Insurance Company prior to February 12, 2001. MLI was merged into BLIC after the close of business on November 14, 2014, as described under “MetLife Insurance Company USA” above.
- MetLife Investors Insurance Company of California: MetLife Investors Insurance Company of California (“MLI-CA”), originally chartered in California in 1972, was known as Cova Financial Life Insurance Company prior to February 12, 2001. On November 9, 2006 MLI-CA merged with and into MLI.
State Regulation. The Company is subject to the laws of the state of Delaware governing insurance companies and to regulation by the Insurance Commissioner of the state of Delaware (the “Commissioner”). An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company’s books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.
The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.
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The Registrant. Effective December 8, 2008, the Company combined MetLife of CT Fund UL II for Variable Life Insurance, MetLife of CT Variable Life Insurance Separate Account One, MetLife of CT Variable Life Insurance Separate Account Two and MetLife of CT Variable Life Insurance Separate Account Three, with and into Brighthouse Fund UL for Variable Life Insurance (formerly MetLife of CT Fund UL for Variable Life Insurance) (“Fund UL”). Fund UL was established under the laws of Connecticut on November 10, 1983. Fund UL is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940 and qualifies as a “separate account.” Separate Accounts are primarily designed to keep policy assets separate from other company assets.
Registration Statements. Registration Statements have been filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended, with respect to the policies offered. The Registration Statements, their amendments and exhibits, contain information beyond that found in the prospectuses and the SAI.
The Custodian. The Company holds title to the assets in the Separate Account.
Services
BLIC maintains certain books and records of Fund UL and provides certain issuance and other administrative services for the Policies. Pursuant to a services agreement, Computer Sciences Corporation, through its affiliate Alliance-One Services, Inc., provides certain other administrative and recordkeeping services for the Policies as well as other contracts and policies issued by BLIC.
Underwriting and Distribution Agreements
Principal Underwriting and Distribution Agreement. Information about the distribution of the Policies is contained in the prospectus (see “Distribution & Compensation”). Additional information is provided below.
Brighthouse Securities, LLC (“Brighthouse Securities”) serves as the principal underwriter and distributor of the securities offered through the prospectus pursuant to the terms of the Principal Underwriting and Distribution Agreement. Brighthouse Securities, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable life insurance policies and variable annuity contracts issued by the Company and its affiliated companies. MetLife Investors Distribution Company (“MLIDC”) served as principal underwriter and distributor prior to March 6, 2017.
Brighthouse Securities’ principal executive offices are located at 11225 North Community House Road, Charlotte, NC 28277. Brighthouse Securities is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority (“FINRA”).
The following table shows the amount of commissions paid with respect to Fund UL in the years indicated. MLIDC was the recipient of these commissions for periods preceding March 6, 2017. Brighthouse Securities was the recipient of these commissions thereafter.
Underwriting Commissions
Year	Underwriting Commissions Paid to Brighthouse Securities by the Company	Amount of Underwriting Commissions Retained by Brighthouse Securities
2019	$1,591,638	$0
2018	$1,682,607	$0
2017	$1,660,352	$0
The Policies are no longer offered for sale. Brighthouse Securities entered into selling agreements with broker-dealers who are registered with the SEC and are members of FINRA, and with entities that may have offered the Policies but are exempt from registration. Applications for the Policies were solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable life insurance products.
4

Compensation. Broker-dealers who have selling agreements with Brighthouse Securities are paid compensation for the promotion and sale of the Policies. Financial representatives who solicit sales of the Policies typically receive a portion of the compensation payable to the broker-dealer firm. The amount the financial representative receives depends on the agreement between the firm and the financial representative. This agreement may also provide for the payment of other types of cash and on-cash compensation and other benefits. Compensation paid on the Policies, as well as other incentives or payments, are not assessed as an additional direct charge to Policy owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Policies and from profits on payments received by the Company and Brighthouse Securities from the Funds.
The Company and Brighthouse Securities have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called “shelf space” arrangements. Under these arrangements, the Company and Brighthouse Securities pay separate, additional compensation to the broker-dealer firms for services the broker-dealer firms provide in connection with the distribution of the Company’s products. These services may include providing the Company with access to the distribution network of the broker-dealer firms, the hiring and training of the broker-dealer firms’ sales personnel, the sponsoring of conferences and seminars by the broker-dealer firms, or general marketing services performed by the broker-dealer firms. The broker-dealer firms may also provide other services or incur other costs in connection with distributing the Company’s products.
Valuation of Assets
Investment Options: The value of the assets of each Investment Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.
Any security not traded on a securities exchange but traded in the over-the-counter-market and for which market quotations are readily available is valued at the mean between the quoted bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.
Securities traded on the over-the-counter-market and listed securities with no reported sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.
Short-term investments for which a quoted market price is available are valued at market. Short-term investments maturing in more than sixty days for which there is no reliable quoted market price are valued by “marking to market” (computing a market value based upon quotations from dealers or issuers for securities of a similar type, quality and maturity.) “Marking to market” takes into account unrealized appreciation or depreciation due to changes in interest rates or other factors which would influence the current fair values of such securities. Short-term investments maturing in sixty days or less for which there is no reliable quoted market price are valued at amortized cost which approximates market.
The Cash Value: The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of an Investment Option from one valuation period to the next. The net investment factor for an Investment Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Investment Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of an Investment Option is equal to (a) minus (b), divided by (c) where:
(a) = investment income plus capital gains and losses (whether realized or unrealized);
(b) = any deduction for applicable taxes (presently zero); and
(c) = the value of the assets of the Investment Option at the beginning of the valuation period.
The gross investment rate may be either positive or negative. An Investment Option’s investment income includes any distribution whose ex-dividend date occurs during the valuation period.
5

Accumulation Unit Value. The value of the accumulation unit for each Investment Option was initially established at $1.00. The value of an accumulation unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Investment Option and takes into account the investment performance, expenses and the deduction of certain expenses.
Additional Information about Policy Charges
Special Purchase Plans. We reserve the right to waive all or a part of any fee we charge under the Policy (excluding Fund expenses). Factors we consider include one or more of the following: size and type of group to whom the Policy is issued; amount of expected premiums; relationship with us or an affiliated company, receiving distributions or making transfers from other policies we or one of our affiliates issue; type and frequency of administrative and sales service provided; or any other factor we determine relevant. Any fee modification will not discriminate unfairly against protected classes of individuals and will be done according to our rules in effect at the time the Policy is issued.
Underwriting Procedures. The Policy’s cost of insurance depends on the insured’s sex, issue age, risk class and length of time the Policy has been in force. The rates will vary depending on tobacco use and other risk factors. Guaranteed cost of insurance rates are based on the Insured’s attained age and are equal to the 1980 Insurance Commissioners Standard Ordinary Male and Female Mortality Tables. The maximum rates for the tables-rated substandard insureds are based on a multiple (shown in the schedule pages of the Policy) of the above rates. We may add flat extra ratings to reflect higher mortality risk. Any change in the cost of insurance rates will apply to all insureds of the same age, gender, risk class and whose Policies have been in effect for the same length of time.
The cost of insurance rates, Policy charges, and payment options for Policies issued in Montana, and perhaps other states are issued on a gender-neutral (unisex) basis. The unisex rates will be higher than those applicable to females and lower than those applicable to males.
Increases and Decreases in Stated Amount. For certain Policies, after the first Policy Year, you may request in writing to change the Stated Amount. When your Stated Amount changes, your Policy charges and possibly your Death Benefit will also change. If you increase or decrease your Stated Amount your Policy may become a modified endowment contract (MEC) under federal tax law (please see the Federal Income Taxes section of the Prospectus for more information and consult your tax adviser for information on the impact a modified endowment contract may affect you).
Under some circumstances you will need to provide evidence that the insured(s) is still insurable. Any change in Stated Amount will be effective on either the next or prior Monthly Deduction Date after the change has been approved by us.
Independent Registered Public Accounting Firm
The financial statements comprising each of the Investment Options of Brighthouse Fund UL for Variable Life Insurance included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.
The consolidated financial statements and related financial statement schedules of Brighthouse Life Insurance Company and subsidiaries included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such consolidated financial statements and financial statement schedules are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.
The principal business address of Deloitte & Touche LLP is 550 South Tryon Street, Suite 2500, Charlotte, North Carolina 28202-4200.
6

Financial Statements
The financial statements comprising each of the Investment Options of the Separate Account, Brighthouse Fund UL for Variable Life Insurance, and the consolidated financial statements and related financial statement schedules of the Company, follow this page of the SAI. The consolidated financial statements of the Company only bear on the Company’s ability to meet its obligations under the Policies and should not be considered as bearing on the investment performance of the Separate Account.
7

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Policy Owners of
Brighthouse Fund UL for Variable Life Insurance
and Board of Directors of
Brighthouse Life Insurance Company

OPINION ON THE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS

We have audited the accompanying statements of assets and liabilities of
Brighthouse Fund UL for Variable Life Insurance (the "Separate Account") of
Brighthouse Life Insurance Company (the "Company") comprising each of the individual Investment Options listed in Note 2.A as of December 31, 2019, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights in Note 8 for each of the five years in the period then ended for the Investment Options, except for the Investment Options included in the table below; the related statements of operations, changes in net assets, and the financial highlights for the Investment Options and periods indicated in the table below; and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Investment Options constituting the Separate Account of the Company as of December 31, 2019, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended (or for the periods listed in the table below), in conformity with accounting principles generally accepted in the United States of America.

-------------------------------------------------------------------------------------------------------

    INDIVIDUAL INVESTMENT                            STATEMENTS OF
   OPTIONS COMPRISING THE        STATEMENT OF         CHANGES IN
      SEPARATE ACCOUNT            OPERATIONS          NET ASSETS            FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------

  BHFTII Western Asset        For the year ended  For the years ended  For the years ended December 31,
  Management Strategic        December 31, 2019   December 31, 2019    2019, 2018, 2017, and the period
  Bond Opportunities                              and 2018             from April 27, 2016
  Investment Option                                                    (commencement of operations)
                                                                       through December 31, 2016

-------------------------------------------------------------------------------------------------------

BASIS FOR OPINION

These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on the Separate Account's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Separate
Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting.
Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond

to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2019, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Tampa, Florida
March 26, 2020

We have served as the Separate Account's auditor since 2005.

               BRIGHTHOUSE FUND UL FOR VARIABLE LIFE INSURANCE
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                    STATEMENTS OF ASSETS AND LIABILITIES
                              DECEMBER 31, 2019

                                                                                                                       BHFTI
                                              AMERICAN FUNDS(R)     AMERICAN FUNDS(R)      AMERICAN FUNDS(R)         BLACKROCK
                                                GLOBAL GROWTH            GROWTH              GROWTH-INCOME          HIGH YIELD
                                              INVESTMENT OPTION     INVESTMENT OPTION      INVESTMENT OPTION     INVESTMENT OPTION
                                             -------------------   -------------------   -------------------   -------------------

ASSETS:
   Investments at fair value..............   $        24,199,541   $        63,091,390   $        32,000,970   $            99,418
   Due from Brighthouse Life Insurance
     Company..............................                    --                    --                    --                    --
                                             -------------------   -------------------   -------------------   -------------------
       Total Assets.......................            24,199,541            63,091,390            32,000,970                99,418
                                             -------------------   -------------------   -------------------   -------------------
LIABILITIES:
   Accrued fees...........................                    73                    41                    88                     5
   Due to Brighthouse Life Insurance
     Company..............................                   207                   296                   230                    28
                                             -------------------   -------------------   -------------------   -------------------
       Total Liabilities..................                   280                   337                   318                    33
                                             -------------------   -------------------   -------------------   -------------------

NET ASSETS................................   $        24,199,261   $        63,091,053   $        32,000,652   $            99,385
                                             ===================   ===================   ===================   ===================

 The accompanying notes are an integral part of these financial statements.

                                      1

               BRIGHTHOUSE FUND UL FOR VARIABLE LIFE INSURANCE
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2019

                                                BHFTI                                      BHFTI
                                             BRIGHTHOUSE              BHFTI            BRIGHTHOUSE/          BHFTI CLARION
                                                ASSET              BRIGHTHOUSE       ABERDEEN EMERGING          GLOBAL
                                           ALLOCATION 100        SMALL CAP VALUE      MARKETS EQUITY          REAL ESTATE
                                          INVESTMENT OPTION     INVESTMENT OPTION    INVESTMENT OPTION     INVESTMENT OPTION
                                        --------------------  -------------------  --------------------  -------------------

ASSETS:
   Investments at fair value..........  $          3,170,851  $        12,656,153  $          7,626,896  $         5,625,660
   Due from Brighthouse Life Insurance
     Company..........................                    --                   --                    --                   --
                                        --------------------  -------------------  --------------------  -------------------
       Total Assets...................             3,170,851           12,656,153             7,626,896            5,625,660
                                        --------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.......................                   183                  144                   201                  119
   Due to Brighthouse Life Insurance
     Company..........................                   269                  183                   243                  149
                                        --------------------  -------------------  --------------------  -------------------
       Total Liabilities..............                   452                  327                   444                  268
                                        --------------------  -------------------  --------------------  -------------------

NET ASSETS............................  $          3,170,399  $        12,655,826  $          7,626,452  $         5,625,392
                                        ====================  ===================  ====================  ===================

                                                                                      BHFTI INVESCO            BHFTI
                                            BHFTI INVESCO       BHFTI INVESCO           SMALL CAP          LOOMIS SAYLES
                                              COMSTOCK          GLOBAL EQUITY            GROWTH          GLOBAL ALLOCATION
                                          INVESTMENT OPTION   INVESTMENT OPTION     INVESTMENT OPTION    INVESTMENT OPTION
                                        -------------------  -------------------  -------------------  --------------------

ASSETS:
   Investments at fair value..........  $         5,188,897  $        24,167,523  $         2,896,869  $          6,054,392
   Due from Brighthouse Life Insurance
     Company..........................                   --                   --                   --                    --
                                        -------------------  -------------------  -------------------  --------------------
       Total Assets...................            5,188,897           24,167,523            2,896,869             6,054,392
                                        -------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.......................                  136                  144                  228                    28
   Due to Brighthouse Life Insurance
     Company..........................                  163                  401                  384                   113
                                        -------------------  -------------------  -------------------  --------------------
       Total Liabilities..............                  299                  545                  612                   141
                                        -------------------  -------------------  -------------------  --------------------

NET ASSETS............................  $         5,188,598  $        24,166,978  $         2,896,257  $          6,054,251
                                        ===================  ===================  ===================  ====================

                                                BHFTI            BHFTI MFS(R)
                                            LOOMIS SAYLES          RESEARCH
                                               GROWTH            INTERNATIONAL
                                          INVESTMENT OPTION    INVESTMENT OPTION
                                        -------------------  --------------------

ASSETS:
   Investments at fair value..........  $        29,653,946  $         14,152,709
   Due from Brighthouse Life Insurance
     Company..........................                    4                    --
                                        -------------------  --------------------
       Total Assets...................           29,653,950            14,152,709
                                        -------------------  --------------------
LIABILITIES:
   Accrued fees.......................                  146                   273
   Due to Brighthouse Life Insurance
     Company..........................                   --                   314
                                        -------------------  --------------------
       Total Liabilities..............                  146                   587
                                        -------------------  --------------------

NET ASSETS............................  $        29,653,804  $         14,152,122
                                        ===================  ====================

 The accompanying notes are an integral part of these financial statements.

                                      2

 The accompanying notes are an integral part of these financial statements.

                                      3

               BRIGHTHOUSE FUND UL FOR VARIABLE LIFE INSURANCE
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2019

                                                BHFTI                BHFTI                BHFTI             BHFTI T. ROWE
                                           MORGAN STANLEY       PIMCO INFLATION           PIMCO              PRICE LARGE
                                              DISCOVERY         PROTECTED BOND        TOTAL RETURN            CAP VALUE
                                          INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION     INVESTMENT OPTION
                                        -------------------  --------------------  -------------------  -------------------

ASSETS:
   Investments at fair value..........  $         1,086,508  $          3,778,825  $        27,481,308  $        30,806,983
   Due from Brighthouse Life Insurance
     Company..........................                   --                    --                   --                   --
                                        -------------------  --------------------  -------------------  -------------------
       Total Assets...................            1,086,508             3,778,825           27,481,308           30,806,983
                                        -------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.......................                    6                   149                   74                  363
   Due to Brighthouse Life Insurance
     Company..........................                   93                   212                  128                  760
                                        -------------------  --------------------  -------------------  -------------------
       Total Liabilities..............                   99                   361                  202                1,123
                                        -------------------  --------------------  -------------------  -------------------

NET ASSETS............................  $         1,086,409  $          3,778,464  $        27,481,106  $        30,805,860
                                        ===================  ====================  ===================  ===================

                                                                    BHFTII              BHFTII                BHFTII
                                              BHFTII               BLACKROCK           BLACKROCK            BRIGHTHOUSE
                                             BLACKROCK              CAPITAL           ULTRA-SHORT              ASSET
                                            BOND INCOME          APPRECIATION          TERM BOND           ALLOCATION 20
                                         INVESTMENT OPTION     INVESTMENT OPTION   INVESTMENT OPTION     INVESTMENT OPTION
                                        -------------------  -------------------  -------------------  -------------------

ASSETS:
   Investments at fair value..........  $           183,355  $        38,427,111  $        13,836,807  $           984,049
   Due from Brighthouse Life Insurance
     Company..........................                   --                1,684                   --                   --
                                        -------------------  -------------------  -------------------  -------------------
       Total Assets...................              183,355           38,428,795           13,836,807              984,049
                                        -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.......................                  109                  177                  199                  141
   Due to Brighthouse Life Insurance
     Company..........................                  117                   --                  531                  177
                                        -------------------  -------------------  -------------------  -------------------
       Total Liabilities..............                  226                  177                  730                  318
                                        -------------------  -------------------  -------------------  -------------------

NET ASSETS............................  $           183,129  $        38,428,618  $        13,836,077  $           983,731
                                        ===================  ===================  ===================  ===================

                                               BHFTII               BHFTII
                                             BRIGHTHOUSE          BRIGHTHOUSE
                                                ASSET                ASSET
                                            ALLOCATION 40        ALLOCATION 60
                                          INVESTMENT OPTION    INVESTMENT OPTION
                                        -------------------  --------------------

ASSETS:
   Investments at fair value..........  $         1,532,277  $          6,738,472
   Due from Brighthouse Life Insurance
     Company..........................                   --                    --
                                        -------------------  --------------------
       Total Assets...................            1,532,277             6,738,472
                                        -------------------  --------------------
LIABILITIES:
   Accrued fees.......................                   87                   196
   Due to Brighthouse Life Insurance
     Company..........................                  179                   250
                                        -------------------  --------------------
       Total Liabilities..............                  266                   446
                                        -------------------  --------------------

NET ASSETS............................  $         1,532,011  $          6,738,026
                                        ===================  ====================

 The accompanying notes are an integral part of these financial statements.

                                      4

 The accompanying notes are an integral part of these financial statements.

                                      5

               BRIGHTHOUSE FUND UL FOR VARIABLE LIFE INSURANCE
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2019

                                                                                          BHFTII
                                               BHFTII               BHFTII             BRIGHTHOUSE/
                                             BRIGHTHOUSE         BRIGHTHOUSE/           WELLINGTON             BHFTII
                                                ASSET             WELLINGTON            CORE EQUITY           FRONTIER
                                            ALLOCATION 80          BALANCED            OPPORTUNITIES       MID CAP GROWTH
                                          INVESTMENT OPTION    INVESTMENT OPTION     INVESTMENT OPTION    INVESTMENT OPTION
                                        --------------------  -------------------  --------------------  -------------------

ASSETS:
   Investments at fair value..........  $          8,442,437  $        13,393,587  $          6,409,776  $         3,880,864
   Due from Brighthouse Life Insurance
     Company..........................                    --                   --                    --                   --
                                        --------------------  -------------------  --------------------  -------------------
       Total Assets...................             8,442,437           13,393,587             6,409,776            3,880,864
                                        --------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.......................                   162                  158                   245                  163
   Due to Brighthouse Life Insurance
     Company..........................                   270                  293                   554                  450
                                        --------------------  -------------------  --------------------  -------------------
       Total Liabilities..............                   432                  451                   799                  613
                                        --------------------  -------------------  --------------------  -------------------

NET ASSETS............................  $          8,442,005  $        13,393,136  $          6,408,977  $         3,880,251
                                        ====================  ===================  ====================  ===================

                                                                    BHFTII
                                                                    METLIFE
                                              BHFTII               AGGREGATE         BHFTII METLIFE        BHFTII METLIFE
                                          JENNISON GROWTH         BOND INDEX       MSCI EAFE(R) INDEX   RUSSELL 2000(R) INDEX
                                         INVESTMENT OPTION     INVESTMENT OPTION    INVESTMENT OPTION     INVESTMENT OPTION
                                        -------------------  --------------------  -------------------  ---------------------

ASSETS:
   Investments at fair value..........  $        31,610,879  $             20,578  $           510,988  $         19,855,579
   Due from Brighthouse Life Insurance
     Company..........................                  409                    --                   --                    --
                                        -------------------  --------------------  -------------------  ---------------------
       Total Assets...................           31,611,288                20,578              510,988            19,855,579
                                        -------------------  --------------------  -------------------  ---------------------
LIABILITIES:
   Accrued fees.......................                  113                    19                   45                   146
   Due to Brighthouse Life Insurance
     Company..........................                   --                    11                   56                   270
                                        -------------------  --------------------  -------------------  ---------------------
       Total Liabilities..............                  113                    30                  101                   416
                                        -------------------  --------------------  -------------------  ---------------------

NET ASSETS............................  $        31,611,175  $             20,548  $           510,887  $         19,855,163
                                        ===================  ====================  ===================  =====================

                                          BHFTII METLIFE            BHFTII
                                            STOCK INDEX       MFS(R) TOTAL RETURN
                                         INVESTMENT OPTION     INVESTMENT OPTION
                                        -------------------  --------------------

ASSETS:
   Investments at fair value..........  $        76,530,625  $        27,799,872
   Due from Brighthouse Life Insurance
     Company..........................                   --                   --
                                        -------------------  --------------------
       Total Assets...................           76,530,625           27,799,872
                                        -------------------  --------------------
LIABILITIES:
   Accrued fees.......................                  104                  253
   Due to Brighthouse Life Insurance
     Company..........................                  368                1,048
                                        -------------------  --------------------
       Total Liabilities..............                  472                1,301
                                        -------------------  --------------------

NET ASSETS............................  $        76,530,153  $        27,798,571
                                        ===================  ====================

 The accompanying notes are an integral part of these financial statements.

                                      6

 The accompanying notes are an integral part of these financial statements.

                                      7

               BRIGHTHOUSE FUND UL FOR VARIABLE LIFE INSURANCE
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2019

                                                                                                           BHFTII WESTERN
                                                                    BHFTII                BHFTII          ASSET MANAGEMENT
                                              BHFTII             T. ROWE PRICE         T. ROWE PRICE       STRATEGIC BOND
                                           MFS(R) VALUE        LARGE CAP GROWTH      SMALL CAP GROWTH       OPPORTUNITIES
                                         INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION    INVESTMENT OPTION
                                        -------------------  --------------------  -------------------  --------------------

ASSETS:
   Investments at fair value..........  $        23,152,348  $         10,029,061  $        13,271,429  $         16,732,949
   Due from Brighthouse Life Insurance
     Company..........................                   --                    --                   --                    --
                                        -------------------  --------------------  -------------------  --------------------
        Total Assets..................           23,152,348            10,029,061           13,271,429            16,732,949
                                        -------------------  --------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.......................                  229                   198                   75                   232
   Due to Brighthouse Life Insurance
     Company..........................                  423                   473                  214                   378
                                        -------------------  --------------------  -------------------  --------------------
        Total Liabilities.............                  652                   671                  289                   610
                                        -------------------  --------------------  -------------------  --------------------

NET ASSETS............................  $        23,151,696  $         10,028,390  $        13,271,140  $         16,732,339
                                        ===================  ====================  ===================  ====================

                                          BHFTII WESTERN
                                         ASSET MANAGEMENT       FIDELITY(R) VIP       FIDELITY(R) VIP      FIDELITY(R) VIP
                                          U.S. GOVERNMENT         CONTRAFUND           EQUITY-INCOME         HIGH INCOME
                                         INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION    INVESTMENT OPTION
                                        -------------------  --------------------  -------------------  --------------------

ASSETS:
   Investments at fair value..........  $        19,486,234  $         26,743,903  $        17,222,368  $          2,428,507
   Due from Brighthouse Life Insurance
     Company..........................                   --                    --                   --                    --
                                        -------------------  --------------------  -------------------  --------------------
        Total Assets..................           19,486,234            26,743,903           17,222,368             2,428,507
                                        -------------------  --------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.......................                  146                    85                   71                    66
   Due to Brighthouse Life Insurance
     Company..........................                  173                   298                  201                   137
                                        -------------------  --------------------  -------------------  --------------------
        Total Liabilities.............                  319                   383                  272                   203
                                        -------------------  --------------------  -------------------  --------------------

NET ASSETS............................  $        19,485,915  $         26,743,520  $        17,222,096  $          2,428,304
                                        ===================  ====================  ===================  ====================

                                                                 FTVIPT FRANKLIN
                                           FIDELITY(R) VIP        SMALL-MID CAP
                                               MID CAP             GROWTH VIP
                                          INVESTMENT OPTION     INVESTMENT OPTION
                                        --------------------  -------------------

ASSETS:
   Investments at fair value..........  $         12,284,435  $         6,747,496
   Due from Brighthouse Life Insurance
     Company..........................                    --                   --
                                        --------------------  -------------------
        Total Assets..................            12,284,435            6,747,496
                                        --------------------  -------------------
LIABILITIES:
   Accrued fees.......................                   102                  132
   Due to Brighthouse Life Insurance
     Company..........................                   191                  187
                                        --------------------  -------------------
        Total Liabilities.............                   293                  319
                                        --------------------  -------------------

NET ASSETS............................  $         12,284,142  $         6,747,177
                                        ====================  ===================

 The accompanying notes are an integral part of these financial statements.

                                      8

 The accompanying notes are an integral part of these financial statements.

                                      9

               BRIGHTHOUSE FUND UL FOR VARIABLE LIFE INSURANCE
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2019

                                         FTVIPT TEMPLETON     FTVIPT TEMPLETON        GOLDMAN SACHS       JANUS HENDERSON
                                            FOREIGN VIP        GLOBAL BOND VIP      STRATEGIC GROWTH        ENTERPRISE
                                         INVESTMENT OPTION    INVESTMENT OPTION     INVESTMENT OPTION    INVESTMENT OPTION
                                        -------------------  -------------------  -------------------  --------------------

ASSETS:
   Investments at fair value..........  $        15,996,112  $           777,372  $         6,817,969  $         11,583,241
   Due from Brighthouse Life Insurance
     Company..........................                   --                   --                   --                    --
                                        -------------------  -------------------  -------------------  --------------------
       Total Assets...................           15,996,112              777,372            6,817,969            11,583,241
                                        -------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.......................                  100                   19                  100                   171
   Due to Brighthouse Life Insurance
     Company..........................                  117                   64                  247                   466
                                        -------------------  -------------------  -------------------  --------------------
       Total Liabilities..............                  217                   83                  347                   637
                                        -------------------  -------------------  -------------------  --------------------

NET ASSETS............................  $        15,995,895  $           777,289  $         6,817,622  $         11,582,604
                                        ===================  ===================  ===================  ====================

                                               LMPVET                LMPVET                LMPVET                LMPVET
                                        CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                          AGGRESSIVE GROWTH     DIVIDEND STRATEGY     LARGE CAP GROWTH       LARGE CAP VALUE
                                          INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION
                                        --------------------  --------------------  --------------------  --------------------

ASSETS:
   Investments at fair value..........  $        12,900,324   $         2,450,660    $        12,585,335   $        10,054,806
   Due from Brighthouse Life Insurance
     Company..........................                   --                    --                     --                    --
                                        --------------------  --------------------  --------------------  --------------------
       Total Assets...................           12,900,324             2,450,660             12,585,335            10,054,806
                                        --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.......................                   82                    96                    186                   191
   Due to Brighthouse Life Insurance
     Company..........................                  188                   192                    402                   650
                                        --------------------  --------------------  --------------------  --------------------
       Total Liabilities..............                  270                   288                    588                   841
                                        --------------------  --------------------  --------------------  --------------------

NET ASSETS............................  $        12,900,054   $         2,450,372    $        12,584,747   $        10,053,965
                                        ====================  ====================  ====================  ====================

                                                                    LMPVET
                                               LMPVET             QS VARIABLE
                                         QS VARIABLE GROWTH     MODERATE GROWTH
                                          INVESTMENT OPTION    INVESTMENT OPTION
                                        -------------------  -------------------

ASSETS:
   Investments at fair value..........  $           208,478  $            57,669
   Due from Brighthouse Life Insurance
     Company..........................                   --                   --
                                        -------------------  -------------------
       Total Assets...................              208,478               57,669
                                        -------------------  -------------------
LIABILITIES:
   Accrued fees.......................                   70                   66
   Due to Brighthouse Life Insurance
     Company..........................                   80                  104
                                        -------------------  -------------------
       Total Liabilities..............                  150                  170
                                        -------------------  -------------------

NET ASSETS............................  $           208,328  $            57,499
                                        ===================  ===================

 The accompanying notes are an integral part of these financial statements.

                                     10

 The accompanying notes are an integral part of these financial statements.

                                     11

               BRIGHTHOUSE FUND UL FOR VARIABLE LIFE INSURANCE
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
                              DECEMBER 31, 2019

                                           LMPVIT WESTERN         PIONEER VCT                               VANGUARD VIF
                                           ASSET CORE PLUS       MID CAP VALUE      THE MERGER FUND VL      MID-CAP INDEX
                                          INVESTMENT OPTION    INVESTMENT OPTION     INVESTMENT OPTION    INVESTMENT OPTION
                                        --------------------  -------------------  --------------------  -------------------

ASSETS:
   Investments at fair value..........  $          7,421,493  $         4,350,052  $          2,118,878  $         7,079,620
   Due from Brighthouse Life Insurance
     Company..........................                    --                   --                    --                   --
                                        --------------------  -------------------  --------------------  -------------------
       Total Assets...................             7,421,493            4,350,052             2,118,878            7,079,620
                                        --------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.......................                   276                  165                   126                  191
   Due to Brighthouse Life Insurance
     Company..........................                   293                  173                   100                  409
                                        --------------------  -------------------  --------------------  -------------------
       Total Liabilities..............                   569                  338                   226                  600
                                        --------------------  -------------------  --------------------  -------------------

NET ASSETS............................  $          7,420,924  $         4,349,714  $          2,118,652  $         7,079,020
                                        ====================  ===================  ====================  ===================

                                            VANGUARD VIF
                                             TOTAL STOCK
                                            MARKET INDEX
                                          INVESTMENT OPTION
                                        --------------------

ASSETS:
   Investments at fair value..........  $         27,642,333
   Due from Brighthouse Life Insurance
     Company..........................                    --
                                        --------------------
       Total Assets...................            27,642,333
                                        --------------------
LIABILITIES:
   Accrued fees.......................                   191
   Due to Brighthouse Life Insurance
     Company..........................                   491
                                        --------------------
       Total Liabilities..............                   682
                                        --------------------

NET ASSETS............................  $         27,641,651
                                        ====================

 The accompanying notes are an integral part of these financial statements.

                                     12

 The accompanying notes are an integral part of these financial statements.

                                     13

               BRIGHTHOUSE FUND UL FOR VARIABLE LIFE INSURANCE
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                          STATEMENTS OF OPERATIONS
                    FOR THE YEAR ENDED DECEMBER 31, 2019

                                                                                                                    BHFTI
                                               AMERICAN FUNDS(R)    AMERICAN FUNDS(R)     AMERICAN FUNDS(R)       BLACKROCK
                                                 GLOBAL GROWTH           GROWTH             GROWTH-INCOME        HIGH YIELD
                                               INVESTMENT OPTION    INVESTMENT OPTION     INVESTMENT OPTION   INVESTMENT OPTION
                                             --------------------  -------------------  -------------------  -------------------

INVESTMENT INCOME:
      Dividends............................  $            246,799  $           436,621  $           504,095  $             5,750
                                             --------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................                99,267              259,419              130,696                  470
      Administrative charges...............                 3,339                9,686                2,973                   --
                                             --------------------  -------------------  -------------------  -------------------
        Total expenses.....................               102,606              269,105              133,669                  470
                                             --------------------  -------------------  -------------------  -------------------
           Net investment income (loss)....               144,193              167,516              370,426                5,280
                                             --------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........             1,225,804            6,129,382            3,058,408                   --
      Realized gains (losses) on sale of
        investments........................               485,271              900,636              469,282                (179)
                                             --------------------  -------------------  -------------------  -------------------
           Net realized gains (losses).....             1,711,075            7,030,018            3,527,690                (179)
                                             --------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             4,583,448            7,996,140            2,897,614                7,761
                                             --------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................             6,294,523           15,026,158            6,425,304                7,582
                                             --------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          6,438,716  $        15,193,674  $         6,795,730  $            12,862
                                             ====================  ===================  ===================  ===================

                                                    BHFTI                                      BHFTI
                                                 BRIGHTHOUSE             BHFTI             BRIGHTHOUSE/          BHFTI CLARION
                                                    ASSET             BRIGHTHOUSE        ABERDEEN EMERGING          GLOBAL
                                               ALLOCATION 100       SMALL CAP VALUE       MARKETS EQUITY          REAL ESTATE
                                              INVESTMENT OPTION    INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION
                                             -------------------  -------------------  --------------------  -------------------

INVESTMENT INCOME:
      Dividends............................  $            44,643  $           107,361  $            133,211  $           177,772
                                             -------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................               15,381               49,497                29,063               28,023
      Administrative charges...............                  500                1,232                   558                1,580
                                             -------------------  -------------------  --------------------  -------------------
        Total expenses.....................               15,881               50,729                29,621               29,603
                                             -------------------  -------------------  --------------------  -------------------
           Net investment income (loss)....               28,762               56,632               103,590              148,169
                                             -------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              312,274            1,037,821                    --                   --
      Realized gains (losses) on sale of
        investments........................               24,889             (69,041)                23,797               24,626
                                             -------------------  -------------------  --------------------  -------------------
           Net realized gains (losses).....              337,163              968,780                23,797               24,626
                                             -------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................              341,034            1,892,042             1,214,409              969,037
                                             -------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................              678,197            2,860,822             1,238,206              993,663
                                             -------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           706,959  $         2,917,454  $          1,341,796  $         1,141,832
                                             ===================  ===================  ====================  ===================

                                                 BHFTI INVESCO       BHFTI INVESCO
                                                   COMSTOCK          GLOBAL EQUITY
                                               INVESTMENT OPTION   INVESTMENT OPTION
                                             -------------------  -------------------

INVESTMENT INCOME:
      Dividends............................  $            99,978  $           231,386
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................               22,985               86,433
      Administrative charges...............                  986                  425
                                             -------------------  -------------------
        Total expenses.....................               23,971               86,858
                                             -------------------  -------------------
           Net investment income (loss)....               76,007              144,528
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              570,445            2,846,997
      Realized gains (losses) on sale of
        investments........................               56,861              461,623
                                             -------------------  -------------------
           Net realized gains (losses).....              627,306            3,308,620
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................              324,760            2,599,631
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................              952,066            5,908,251
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         1,028,073  $         6,052,779
                                             ===================  ===================

 The accompanying notes are an integral part of these financial statements.

                                     14

 The accompanying notes are an integral part of these financial statements.

                                     15

               BRIGHTHOUSE FUND UL FOR VARIABLE LIFE INSURANCE
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2019

                                                BHFTI INVESCO             BHFTI                BHFTI            BHFTI MFS(R)
                                                  SMALL CAP           LOOMIS SAYLES        LOOMIS SAYLES          RESEARCH
                                                   GROWTH           GLOBAL ALLOCATION         GROWTH            INTERNATIONAL
                                              INVESTMENT OPTION     INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION
                                             -------------------  -------------------  -------------------  --------------------

INVESTMENT INCOME:
      Dividends............................  $                --  $            99,600  $           294,091  $            171,212
                                             -------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................               13,674               27,794               96,657                38,901
      Administrative charges...............                  991                   --                   94                 1,512
                                             -------------------  -------------------  -------------------  --------------------
        Total expenses.....................               14,665               27,794               96,751                40,413
                                             -------------------  -------------------  -------------------  --------------------
          Net investment income (loss).....             (14,665)               71,806              197,340               130,799
                                             -------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              434,348              490,774            3,734,347               590,889
      Realized gains (losses) on sale of
        investments........................             (21,896)               95,185              300,964                86,976
                                             -------------------  -------------------  -------------------  --------------------
          Net realized gains (losses)......              412,452              585,959            4,035,311               677,865
                                             -------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................              176,439              687,409            1,589,029             2,335,288
                                             -------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................              588,891            1,273,368            5,624,340             3,013,153
                                             -------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           574,226  $         1,345,174  $         5,821,680  $          3,143,952
                                             ===================  ===================  ===================  ====================

                                                     BHFTI                BHFTI                BHFTI             BHFTI T. ROWE
                                                MORGAN STANLEY       PIMCO INFLATION           PIMCO              PRICE LARGE
                                                   DISCOVERY         PROTECTED BOND        TOTAL RETURN            CAP VALUE
                                               INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION     INVESTMENT OPTION
                                             -------------------  --------------------  -------------------  -------------------

INVESTMENT INCOME:
      Dividends............................  $                --  $            130,150  $           774,876  $           644,740
                                             -------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................                1,918                15,315              100,855              128,295
      Administrative charges...............                   --                   409                2,374               11,863
                                             -------------------  --------------------  -------------------  -------------------
        Total expenses.....................                1,918                15,724              103,229              140,158
                                             -------------------  --------------------  -------------------  -------------------
          Net investment income (loss).....              (1,918)               114,426              671,647              504,582
                                             -------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              190,875                    --                   --            3,514,179
      Realized gains (losses) on sale of
        investments........................               20,511              (17,424)               80,271            (377,033)
                                             -------------------  --------------------  -------------------  -------------------
          Net realized gains (losses)......              211,386              (17,424)               80,271            3,137,146
                                             -------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             (26,787)               180,124            1,340,445            3,126,658
                                             -------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................              184,599               162,700            1,420,716            6,263,804
                                             -------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           182,681  $            277,126  $         2,092,363  $         6,768,386
                                             ===================  ====================  ===================  ===================

                                                                         BHFTII
                                                    BHFTII              BLACKROCK
                                                   BLACKROCK             CAPITAL
                                                  BOND INCOME         APPRECIATION
                                               INVESTMENT OPTION    INVESTMENT OPTION
                                             -------------------  -------------------

INVESTMENT INCOME:
      Dividends............................  $             6,784  $            77,543
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................                1,670              124,376
      Administrative charges...............                  758                9,759
                                             -------------------  -------------------
        Total expenses.....................                2,428              134,135
                                             -------------------  -------------------
          Net investment income (loss).....                4,356             (56,592)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --            5,896,345
      Realized gains (losses) on sale of
        investments........................                1,604              972,252
                                             -------------------  -------------------
          Net realized gains (losses)......                1,604            6,868,597
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................                9,475            2,981,574
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................               11,079            9,850,171
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            15,435  $         9,793,579
                                             ===================  ===================

 The accompanying notes are an integral part of these financial statements.

                                     16

 The accompanying notes are an integral part of these financial statements.

                                     17

               BRIGHTHOUSE FUND UL FOR VARIABLE LIFE INSURANCE
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2019

                                                   BHFTII                BHFTII               BHFTII                BHFTII
                                                  BLACKROCK            BRIGHTHOUSE          BRIGHTHOUSE           BRIGHTHOUSE
                                                 ULTRA-SHORT              ASSET                ASSET                 ASSET
                                                  TERM BOND           ALLOCATION 20        ALLOCATION 40         ALLOCATION 60
                                              INVESTMENT OPTION     INVESTMENT OPTION    INVESTMENT OPTION     INVESTMENT OPTION
                                             -------------------  --------------------  -------------------  --------------------

INVESTMENT INCOME:
      Dividends............................  $           253,801  $             20,287  $            30,962  $            124,672
                                             -------------------  --------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................               52,186                 4,709                5,768                34,957
      Administrative charges...............                1,768                   225                  581                 1,812
                                             -------------------  --------------------  -------------------  --------------------
        Total expenses.....................               53,954                 4,934                6,349                36,769
                                             -------------------  --------------------  -------------------  --------------------
           Net investment income (loss)....              199,847                15,353               24,613                87,903
                                             -------------------  --------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                17,966               70,857               511,569
      Realized gains (losses) on sale of
        investments........................               63,390               (1,895)              (1,103)                17,913
                                             -------------------  --------------------  -------------------  --------------------
           Net realized gains (losses).....               63,390                16,071               69,754               529,482
                                             -------------------  --------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................             (14,011)                64,728              104,694               484,510
                                             -------------------  --------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................               49,379                80,799              174,448             1,013,992
                                             -------------------  --------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           249,226  $             96,152  $           199,061  $          1,101,895
                                             ===================  ====================  ===================  ====================

                                                                                              BHFTII
                                                    BHFTII                BHFTII           BRIGHTHOUSE/
                                                  BRIGHTHOUSE          BRIGHTHOUSE/         WELLINGTON              BHFTII
                                                     ASSET              WELLINGTON          CORE EQUITY            FRONTIER
                                                 ALLOCATION 80           BALANCED          OPPORTUNITIES        MID CAP GROWTH
                                               INVESTMENT OPTION     INVESTMENT OPTION   INVESTMENT OPTION     INVESTMENT OPTION
                                             --------------------  -------------------  -------------------  --------------------

INVESTMENT INCOME:
      Dividends............................  $            137,117  $           278,841  $            96,298  $                 --
                                             --------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................                37,835               48,659               30,413                12,640
      Administrative charges...............                   956                  115                2,372                   827
                                             --------------------  -------------------  -------------------  --------------------
        Total expenses.....................                38,791               48,774               32,785                13,467
                                             --------------------  -------------------  -------------------  --------------------
           Net investment income (loss)....                98,326              230,067               63,513              (13,467)
                                             --------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               792,797              757,213              485,528               486,639
      Realized gains (losses) on sale of
        investments........................                22,677              113,486               69,354               156,279
                                             --------------------  -------------------  -------------------  --------------------
           Net realized gains (losses).....               815,474              870,699              554,882               642,918
                                             --------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................               689,997            1,444,647              915,402               449,110
                                             --------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................             1,505,471            2,315,346            1,470,284             1,092,028
                                             --------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          1,603,797  $         2,545,413  $         1,533,797  $          1,078,561
                                             ====================  ===================  ===================  ====================

                                                                         BHFTII
                                                                         METLIFE
                                                    BHFTII              AGGREGATE
                                                JENNISON GROWTH        BOND INDEX
                                               INVESTMENT OPTION    INVESTMENT OPTION
                                             -------------------  --------------------

INVESTMENT INCOME:
      Dividends............................  $           129,777  $                648
                                             -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................              104,641                   122
      Administrative charges...............                  388                    --
                                             -------------------  --------------------
        Total expenses.....................              105,029                   122
                                             -------------------  --------------------
           Net investment income (loss)....               24,748                   526
                                             -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            4,245,575                    --
      Realized gains (losses) on sale of
        investments........................              322,792                  (10)
                                             -------------------  --------------------
           Net realized gains (losses).....            4,568,367                  (10)
                                             -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................            3,358,965                 1,052
                                             -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            7,927,332                 1,042
                                             -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         7,952,080  $              1,568
                                             ===================  ====================

 The accompanying notes are an integral part of these financial statements.

                                     18

 The accompanying notes are an integral part of these financial statements.

                                     19

               BRIGHTHOUSE FUND UL FOR VARIABLE LIFE INSURANCE
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2019

                                                BHFTII METLIFE        BHFTII METLIFE         BHFTII METLIFE           BHFTII
                                              MSCI EAFE(R) INDEX   RUSSELL 2000(R) INDEX       STOCK INDEX      MFS(R) TOTAL RETURN
                                               INVESTMENT OPTION     INVESTMENT OPTION      INVESTMENT OPTION    INVESTMENT OPTION
                                             --------------------  ---------------------  --------------------  -------------------

INVESTMENT INCOME:
      Dividends............................  $             12,730   $           217,030   $          1,490,663  $           582,524
                                             --------------------  ---------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................                 1,570                65,209                233,832               98,624
      Administrative charges...............                    --                 1,134                  3,192                7,691
                                             --------------------  ---------------------  --------------------  -------------------
        Total expenses.....................                 1,570                66,343                237,024              106,315
                                             --------------------  ---------------------  --------------------  -------------------
           Net investment income (loss)....                11,160               150,687              1,253,639              476,209
                                             --------------------  ---------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                 3,443             1,739,743              5,196,279            1,063,059
      Realized gains (losses) on sale of
        investments........................                 6,168               161,428              1,434,247              246,406
                                             --------------------  ---------------------  --------------------  -------------------
           Net realized gains (losses).....                 9,611             1,901,171              6,630,526            1,309,465
                                             --------------------  ---------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................                77,158             1,974,315             10,645,988            2,947,411
                                             --------------------  ---------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................                86,769             3,875,486             17,276,514            4,256,876
                                             --------------------  ---------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $             97,929   $         4,026,173   $         18,530,153  $         4,733,085
                                             ====================  =====================  ====================  ===================

                                                                                                               BHFTII WESTERN
                                                                         BHFTII              BHFTII           ASSET MANAGEMENT
                                                   BHFTII             T. ROWE PRICE       T. ROWE PRICE        STRATEGIC BOND
                                                MFS(R) VALUE        LARGE CAP GROWTH    SMALL CAP GROWTH        OPPORTUNITIES
                                              INVESTMENT OPTION     INVESTMENT OPTION   INVESTMENT OPTION     INVESTMENT OPTION
                                             -------------------  -------------------  -------------------  -------------------

INVESTMENT INCOME:
      Dividends............................  $           424,011  $            17,155  $                --  $           790,824
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................               79,997               29,765               48,093               63,316
      Administrative charges...............                1,906                  581                1,661                3,103
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................               81,903               30,346               49,754               66,419
                                             -------------------  -------------------  -------------------  -------------------
           Net investment income (loss)....              342,108             (13,191)             (49,754)              724,405
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            1,455,908            1,422,273            1,875,811                   --
      Realized gains (losses) on sale of
        investments........................               73,210               90,752              231,637               26,709
                                             -------------------  -------------------  -------------------  -------------------
           Net realized gains (losses).....            1,529,118            1,513,025            2,107,448               26,709
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            3,709,730              959,755            1,374,983            1,353,518
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            5,238,848            2,472,780            3,482,431            1,380,227
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         5,580,956  $         2,459,589  $         3,432,677  $         2,104,632
                                             ===================  ===================  ===================  ===================

                                                BHFTII WESTERN
                                               ASSET MANAGEMENT       FIDELITY(R) VIP
                                                U.S. GOVERNMENT         CONTRAFUND
                                               INVESTMENT OPTION     INVESTMENT OPTION
                                             --------------------  -------------------

INVESTMENT INCOME:
      Dividends............................  $            535,066  $            89,511
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................                24,335              115,907
      Administrative charges...............                    66                4,740
                                             --------------------  -------------------
        Total expenses.....................                24,401              120,647
                                             --------------------  -------------------
           Net investment income (loss)....               510,665             (31,136)
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                    --            2,729,951
      Realized gains (losses) on sale of
        investments........................              (23,133)              284,298
                                             --------------------  -------------------
           Net realized gains (losses).....              (23,133)            3,014,249
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................               625,704            3,498,512
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................               602,571            6,512,761
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          1,113,236  $         6,481,625
                                             ====================  ===================

 The accompanying notes are an integral part of these financial statements.

                                     20

 The accompanying notes are an integral part of these financial statements.

                                     21

               BRIGHTHOUSE FUND UL FOR VARIABLE LIFE INSURANCE
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2019

                                                                                                                FTVIPT FRANKLIN
                                               FIDELITY(R) VIP       FIDELITY(R) VIP       FIDELITY(R) VIP       SMALL-MID CAP
                                                EQUITY-INCOME          HIGH INCOME             MID CAP            GROWTH VIP
                                              INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION    INVESTMENT OPTION
                                             -------------------  --------------------  --------------------  -------------------

INVESTMENT INCOME:
      Dividends............................  $           322,643  $            122,828  $             79,788  $                --
                                             -------------------  --------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................               59,779                 8,998                50,847               20,629
      Administrative charges...............                   --                    --                   735                  360
                                             -------------------  --------------------  --------------------  -------------------
        Total expenses.....................               59,779                 8,998                51,582               20,989
                                             -------------------  --------------------  --------------------  -------------------
           Net investment income (loss)....              262,864               113,830                28,206             (20,989)
                                             -------------------  --------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            1,009,824                    --             1,315,236              885,085
      Realized gains (losses) on sale of
        investments........................               37,162              (15,768)              (22,614)             (40,043)
                                             -------------------  --------------------  --------------------  -------------------
           Net realized gains (losses).....            1,046,986              (15,768)             1,292,622              845,042
                                             -------------------  --------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            2,467,906               227,239             1,049,343              838,803
                                             -------------------  --------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            3,514,892               211,471             2,341,965            1,683,845
                                             -------------------  --------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         3,777,756  $            325,301  $          2,370,171  $         1,662,856
                                             ===================  ====================  ====================  ===================

                                               FTVIPT TEMPLETON    FTVIPT TEMPLETON        GOLDMAN SACHS        JANUS HENDERSON
                                                  FOREIGN VIP       GLOBAL BOND VIP      STRATEGIC GROWTH         ENTERPRISE
                                               INVESTMENT OPTION   INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION
                                             -------------------  -------------------  --------------------  -------------------

INVESTMENT INCOME:
      Dividends............................  $           258,408  $            55,267  $             18,492  $             5,503
                                             -------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................               71,665                3,040                22,974               31,297
      Administrative charges...............                3,160                   --                   340                  369
                                             -------------------  -------------------  --------------------  -------------------
        Total expenses.....................               74,825                3,040                23,314               31,666
                                             -------------------  -------------------  --------------------  -------------------
           Net investment income (loss)....              183,583               52,227               (4,822)             (26,163)
                                             -------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              154,242                   --               669,877              662,323
      Realized gains (losses) on sale of
        investments........................             (89,658)                (874)                11,064              564,817
                                             -------------------  -------------------  --------------------  -------------------
           Net realized gains (losses).....               64,584                (874)               680,941            1,227,140
                                             -------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            1,505,029             (36,481)             1,128,612            1,940,453
                                             -------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            1,569,613             (37,355)             1,809,553            3,167,593
                                             -------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         1,753,196  $            14,872  $          1,804,731  $         3,141,430
                                             ===================  ===================  ====================  ===================

                                                    LMPVET                LMPVET
                                             CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                               AGGRESSIVE GROWTH     DIVIDEND STRATEGY
                                               INVESTMENT OPTION     INVESTMENT OPTION
                                             --------------------  --------------------

INVESTMENT INCOME:
      Dividends............................  $            118,621  $             30,692
                                             --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................                39,820                13,484
      Administrative charges...............                   388                    32
                                             --------------------  --------------------
        Total expenses.....................                40,208                13,516
                                             --------------------  --------------------
           Net investment income (loss)....                78,413                17,176
                                             --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               224,594               176,251
      Realized gains (losses) on sale of
        investments........................               456,646               112,509
                                             --------------------  --------------------
           Net realized gains (losses).....               681,240               288,760
                                             --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................             1,929,853               306,758
                                             --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................             2,611,093               595,518
                                             --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          2,689,506  $            612,694
                                             ====================  ====================

 The accompanying notes are an integral part of these financial statements.

                                     22

 The accompanying notes are an integral part of these financial statements.

                                     23

               BRIGHTHOUSE FUND UL FOR VARIABLE LIFE INSURANCE
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONCLUDED)
                    FOR THE YEAR ENDED DECEMBER 31, 2019

                                                    LMPVET                LMPVET                                    LMPVET
                                             CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE        LMPVET             QS VARIABLE
                                               LARGE CAP GROWTH       LARGE CAP VALUE    QS VARIABLE GROWTH     MODERATE GROWTH
                                               INVESTMENT OPTION     INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION
                                             --------------------  --------------------  -------------------  -------------------

INVESTMENT INCOME:
      Dividends............................   $            41,968   $           165,604  $             3,062  $               938
                                             --------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................                37,464                35,771                1,619                  490
      Administrative charges...............                   382                 3,290                  785                  218
                                             --------------------  --------------------  -------------------  -------------------
        Total expenses.....................                37,846                39,061                2,404                  708
                                             --------------------  --------------------  -------------------  -------------------
          Net investment income (loss).....                 4,122               126,543                  658                  230
                                             --------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               565,533               601,241                9,958                2,100
      Realized gains (losses) on sale of
        investments........................               485,854               146,935                  265                  717
                                             --------------------  --------------------  -------------------  -------------------
          Net realized gains (losses)......             1,051,387               748,176               10,223                2,817
                                             --------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             2,156,160             1,480,134               26,330                6,488
                                             --------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................             3,207,547             2,228,310               36,553                9,305
                                             --------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........   $         3,211,669   $         2,354,853  $            37,211  $             9,535
                                             ====================  ====================  ===================  ===================

                                               LMPVIT WESTERN         PIONEER VCT                               VANGUARD VIF
                                               ASSET CORE PLUS       MID CAP VALUE     THE MERGER FUND VL       MID-CAP INDEX
                                              INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION     INVESTMENT OPTION
                                             -------------------  -------------------  -------------------  -------------------

INVESTMENT INCOME:
      Dividends............................  $           335,628  $            42,558  $            21,405  $            96,692
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................               29,617               14,962               10,169               32,783
      Administrative charges...............                2,597                  322                  653                2,129
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................               32,214               15,284               10,822               34,912
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....              303,414               27,274               10,583               61,780
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --              253,708               94,677              498,424
      Realized gains (losses) on sale of
        investments........................             (61,357)             (37,372)               24,507               82,412
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......             (61,357)              216,336              119,184              580,836
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................              591,756              714,585             (12,054)            1,044,608
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................              530,399              930,921              107,130            1,625,444
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           833,813  $           958,195  $           117,713  $         1,687,224
                                             ===================  ===================  ===================  ===================

                                                 VANGUARD VIF
                                                  TOTAL STOCK
                                                 MARKET INDEX
                                               INVESTMENT OPTION
                                             -------------------

INVESTMENT INCOME:
      Dividends............................  $           369,251
                                             -------------------
EXPENSES:
      Mortality and expense risk
        charges............................              105,927
      Administrative charges...............                4,498
                                             -------------------
        Total expenses.....................              110,425
                                             -------------------
          Net investment income (loss).....              258,826
                                             -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              661,127
      Realized gains (losses) on sale of
        investments........................              807,288
                                             -------------------
          Net realized gains (losses)......            1,468,415
                                             -------------------
      Change in unrealized gains (losses)
        on investments.....................            4,622,659
                                             -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            6,091,074
                                             -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         6,349,900
                                             ===================

 The accompanying notes are an integral part of these financial statements.

                                     24

 The accompanying notes are an integral part of these financial statements.

                                     25

               BRIGHTHOUSE FUND UL FOR VARIABLE LIFE INSURANCE
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                     STATEMENTS OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                      AMERICAN FUNDS(R) GLOBAL GROWTH      AMERICAN FUNDS(R) GROWTH
                                             INVESTMENT OPTION                 INVESTMENT OPTION
                                      -------------------------------  -------------------------------
                                           2019            2018              2019            2018
                                      --------------  ---------------  ---------------  --------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      144,193  $        22,820  $       167,516  $     (89,165)
   Net realized gains (losses)......       1,711,075        2,534,781        7,030,018       7,450,389
   Change in unrealized gains
     (losses) on investments........       4,583,448      (4,488,429)        7,996,140     (7,396,150)
                                      --------------  ---------------  ---------------  --------------
     Net increase (decrease)
        in net assets resulting
        from operations.............       6,438,716      (1,930,828)       15,193,674        (34,926)
                                      --------------  ---------------  ---------------  --------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............         495,699          489,575        1,158,769       1,225,857
   Net transfers (including
     fixed account).................        (11,118)        (251,889)      (1,568,733)     (2,584,516)
   Policy charges...................       (737,923)        (747,158)      (1,873,990)     (1,801,513)
   Transfers for policy benefits
     and terminations...............     (1,002,545)      (2,129,844)      (1,694,344)     (2,666,513)
                                      --------------  ---------------  ---------------  --------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........     (1,255,887)      (2,639,316)      (3,978,298)     (5,826,685)
                                      --------------  ---------------  ---------------  --------------
     Net increase (decrease)
        in net assets...............       5,182,829      (4,570,144)       11,215,376     (5,861,611)
NET ASSETS:
   Beginning of year................      19,016,432       23,586,576       51,875,677      57,737,288
                                      --------------  ---------------  ---------------  --------------
   End of year......................  $   24,199,261  $    19,016,432  $    63,091,053  $   51,875,677
                                      ==============  ===============  ===============  ==============

                                       AMERICAN FUNDS(R) GROWTH-INCOME      BHFTI BLACKROCK HIGH YIELD
                                              INVESTMENT OPTION                  INVESTMENT OPTION
                                      ---------------------------------  --------------------------------
                                           2019              2018              2019            2018
                                      ---------------  ---------------   ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       370,426  $       250,148   $         5,280  $         4,519
   Net realized gains (losses)......        3,527,690        3,103,344             (179)            (325)
   Change in unrealized gains
     (losses) on investments........        2,897,614      (3,814,131)             7,761          (6,992)
                                      ---------------  ---------------   ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        6,795,730        (460,639)            12,862          (2,798)
                                      ---------------  ---------------   ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............          807,989          889,307             2,441            3,422
   Net transfers (including
     fixed account).................        (389,559)        (778,269)                19               20
   Policy charges...................      (1,124,369)      (1,137,643)           (5,357)          (6,252)
   Transfers for policy benefits
     and terminations...............      (1,487,340)      (2,865,367)             (904)          (3,040)
                                      ---------------  ---------------   ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........      (2,193,279)      (3,891,972)           (3,801)          (5,850)
                                      ---------------  ---------------   ---------------  ---------------
     Net increase (decrease)
        in net assets...............        4,602,451      (4,352,611)             9,061          (8,648)
NET ASSETS:
   Beginning of year................       27,398,201       31,750,812            90,324           98,972
                                      ---------------  ---------------   ---------------  ---------------
   End of year......................  $    32,000,652  $    27,398,201   $        99,385  $        90,324
                                      ===============  ===============   ===============  ===============

                                                    BHFTI                             BHFTI
                                      BRIGHTHOUSE ASSET ALLOCATION 100     BRIGHTHOUSE SMALL CAP VALUE
                                              INVESTMENT OPTION                 INVESTMENT OPTION
                                      --------------------------------  --------------------------------
                                           2019              2018             2019            2018
                                      ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        28,762  $        17,665  $        56,632  $        62,069
   Net realized gains (losses)......          337,163          301,170          968,780          778,108
   Change in unrealized gains
     (losses) on investments........          341,034        (621,781)        1,892,042      (2,804,885)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          706,959        (302,946)        2,917,454      (1,964,708)
                                      ---------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............           95,471          117,999          253,338          252,709
   Net transfers (including
     fixed account).................         (70,979)         (35,164)        (366,818)          145,297
   Policy charges...................         (99,811)        (188,284)        (430,298)        (436,067)
   Transfers for policy benefits
     and terminations...............        (255,552)        (717,853)        (383,746)        (476,093)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........        (330,871)        (823,302)        (927,524)        (514,154)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............          376,088      (1,126,248)        1,989,930      (2,478,862)
NET ASSETS:
   Beginning of year................        2,794,311        3,920,559       10,665,896       13,144,758
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $     3,170,399  $     2,794,311  $    12,655,826  $    10,665,896
                                      ===============  ===============  ===============  ===============

                                         BHFTI BRIGHTHOUSE/ABERDEEN
                                           EMERGING MARKETS EQUITY
                                              INVESTMENT OPTION
                                      --------------------------------
                                           2019             2018
                                      ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       103,590  $       166,966
   Net realized gains (losses)......           23,797           73,422
   Change in unrealized gains
     (losses) on investments........        1,214,409      (1,377,811)
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        1,341,796      (1,137,423)
                                      ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............          218,986          198,648
   Net transfers (including
     fixed account).................         (80,072)         (53,420)
   Policy charges...................        (331,913)        (340,399)
   Transfers for policy benefits
     and terminations...............        (302,268)        (187,137)
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........        (495,267)        (382,308)
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets...............          846,529      (1,519,731)
NET ASSETS:
   Beginning of year................        6,779,923        8,299,654
                                      ---------------  ---------------
   End of year......................  $     7,626,452  $     6,779,923
                                      ===============  ===============

 The accompanying notes are an integral part of these financial statements.

                                     26

 The accompanying notes are an integral part of these financial statements.

                                     27

               BRIGHTHOUSE FUND UL FOR VARIABLE LIFE INSURANCE
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                            BHFTI CLARION GLOBAL
                                                 REAL ESTATE                BHFTI INVESCO COMSTOCK
                                              INVESTMENT OPTION                INVESTMENT OPTION
                                      -------------------------------  -------------------------------
                                            2019            2018             2019            2018
                                      ---------------  --------------  ---------------  --------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       148,169  $      280,194  $        76,007  $           53
   Net realized gains (losses)......           24,626        (19,610)          627,306         569,756
   Change in unrealized gains
     (losses) on investments........          969,037       (717,067)          324,760     (1,190,240)
                                      ---------------  --------------  ---------------  --------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        1,141,832       (456,483)        1,028,073       (620,431)
                                      ---------------  --------------  ---------------  --------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............          114,137         120,264          136,526         136,869
   Net transfers (including
     fixed account).................           92,937         451,124           41,232          71,052
   Policy charges...................        (165,549)       (152,065)        (155,192)       (156,293)
   Transfers for policy benefits
     and terminations...............        (276,249)       (167,138)        (124,839)       (415,997)
                                      ---------------  --------------  ---------------  --------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........        (234,724)         252,185        (102,273)       (364,369)
                                      ---------------  --------------  ---------------  --------------
     Net increase (decrease)
        in net assets...............          907,108       (204,298)          925,800       (984,800)
NET ASSETS:
   Beginning of year................        4,718,284       4,922,582        4,262,798       5,247,598
                                      ---------------  --------------  ---------------  --------------
   End of year......................  $     5,625,392  $    4,718,284  $     5,188,598  $    4,262,798
                                      ===============  ==============  ===============  ==============

                                         BHFTI INVESCO GLOBAL EQUITY     BHFTI INVESCO SMALL CAP GROWTH
                                              INVESTMENT OPTION                 INVESTMENT OPTION
                                      --------------------------------  --------------------------------
                                            2019            2018             2019             2018
                                      ---------------  ---------------  --------------   --------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       144,528  $       190,255  $     (14,665)   $     (16,740)
   Net realized gains (losses)......        3,308,620        2,956,152         412,452          335,968
   Change in unrealized gains
     (losses) on investments........        2,599,631      (6,210,903)         176,439        (580,553)
                                      ---------------  ---------------  --------------   --------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        6,052,779      (3,064,496)         574,226        (261,325)
                                      ---------------  ---------------  --------------   --------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............          647,268          703,450          80,190           62,113
   Net transfers (including
     fixed account).................        (143,502)          500,513           2,693          151,196
   Policy charges...................      (1,222,556)      (1,252,374)       (116,359)        (127,693)
   Transfers for policy benefits
     and terminations...............        (831,998)        (972,109)        (48,659)        (122,028)
                                      ---------------  ---------------  --------------   --------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........      (1,550,788)      (1,020,520)        (82,135)         (36,412)
                                      ---------------  ---------------  --------------   --------------
     Net increase (decrease)
        in net assets...............        4,501,991      (4,085,016)         492,091        (297,737)
NET ASSETS:
   Beginning of year................       19,664,987       23,750,003       2,404,166        2,701,903
                                      ---------------  ---------------  --------------   --------------
   End of year......................  $    24,166,978  $    19,664,987  $    2,896,257   $    2,404,166
                                      ===============  ===============  ==============   ==============

                                                BHFTI LOOMIS
                                          SAYLES GLOBAL ALLOCATION         BHFTI LOOMIS SAYLES GROWTH
                                              INVESTMENT OPTION                 INVESTMENT OPTION
                                      --------------------------------  --------------------------------
                                           2019              2018             2019             2018
                                      ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        71,806  $        90,934  $       197,340  $       134,094
   Net realized gains (losses)......          585,959          508,377        4,035,311        2,016,195
   Change in unrealized gains
     (losses) on investments........          687,409        (890,160)        1,589,029      (4,045,612)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        1,345,174        (290,849)        5,821,680      (1,895,323)
                                      ---------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............           90,387          106,101        1,126,394        1,108,696
   Net transfers (including
     fixed account).................            6,656            1,733         (78,036)        (144,252)
   Policy charges...................        (194,926)        (198,239)      (1,594,624)      (1,643,209)
   Transfers for policy benefits
     and terminations...............        (214,482)        (308,364)      (1,193,542)      (1,668,538)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........        (312,365)        (398,769)      (1,739,808)      (2,347,303)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............        1,032,809        (689,618)        4,081,872      (4,242,626)
NET ASSETS:
   Beginning of year................        5,021,442        5,711,060       25,571,932       29,814,558
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $     6,054,251  $     5,021,442  $    29,653,804  $    25,571,932
                                      ===============  ===============  ===============  ===============

                                            BHFTI MFS(R) RESEARCH
                                                INTERNATIONAL
                                              INVESTMENT OPTION
                                      --------------------------------
                                           2019             2018
                                      --------------   ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      130,799   $       202,478
   Net realized gains (losses)......         677,865           168,613
   Change in unrealized gains
     (losses) on investments........       2,335,288       (2,232,190)
                                      --------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............       3,143,952       (1,861,099)
                                      --------------   ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............         160,923           182,777
   Net transfers (including
     fixed account).................         336,066         1,724,605
   Policy charges...................       (597,531)         (532,491)
   Transfers for policy benefits
     and terminations...............       (125,719)         (408,219)
                                      --------------   ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........       (226,261)           966,672
                                      --------------   ---------------
     Net increase (decrease)
        in net assets...............       2,917,691         (894,427)
NET ASSETS:
   Beginning of year................      11,234,431        12,128,858
                                      --------------   ---------------
   End of year......................  $   14,152,122   $    11,234,431
                                      ==============   ===============

 The accompanying notes are an integral part of these financial statements.

                                     28

 The accompanying notes are an integral part of these financial statements.

                                     29

               BRIGHTHOUSE FUND UL FOR VARIABLE LIFE INSURANCE
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                                                            BHFTI PIMCO INFLATION
                                      BHFTI MORGAN STANLEY DISCOVERY           PROTECTED BOND
                                             INVESTMENT OPTION                INVESTMENT OPTION
                                     --------------------------------  ------------------------------
                                           2019             2018            2019            2018
                                     ---------------  ---------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       (1,918)  $       (1,650)  $      114,426  $       48,620
   Net realized gains (losses).....          211,386          226,118        (17,424)        (48,068)
   Change in unrealized gains
     (losses) on investments.......         (26,787)        (144,037)         180,124        (96,822)
                                     ---------------  ---------------  --------------  --------------
     Net increase (decrease)
       in net assets resulting
       from operations.............          182,681           80,431         277,126        (96,270)
                                     ---------------  ---------------  --------------  --------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners............          125,059           51,413         182,694         186,847
   Net transfers (including
     fixed account)................          606,814        (189,397)         176,600         154,023
   Policy charges..................        (150,166)        (126,536)       (206,739)       (201,917)
   Transfers for policy benefits
     and terminations..............         (48,601)          (2,275)        (94,200)       (198,162)
                                     ---------------  ---------------  --------------  --------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions.........          533,106        (266,795)          58,355        (59,209)
                                     ---------------  ---------------  --------------  --------------
     Net increase (decrease)
       in net assets...............          715,787        (186,364)         335,481       (155,479)
NET ASSETS:
   Beginning of year...............          370,622          556,986       3,442,983       3,598,462
                                     ---------------  ---------------  --------------  --------------
   End of year.....................  $     1,086,409  $       370,622  $    3,778,464  $    3,442,983
                                     ===============  ===============  ==============  ==============

                                                                              BHFTI T. ROWE PRICE
                                         BHFTI PIMCO TOTAL RETURN               LARGE CAP VALUE
                                             INVESTMENT OPTION                 INVESTMENT OPTION
                                     --------------------------------  -------------------------------
                                           2019             2018            2019             2018
                                     ---------------  ---------------  --------------   --------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       671,647  $       223,729  $      504,582   $      402,473
   Net realized gains (losses).....           80,271         (19,378)       3,137,146        3,148,147
   Change in unrealized gains
     (losses) on investments.......        1,340,445        (425,683)       3,126,658      (6,425,786)
                                     ---------------  ---------------  --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        2,092,363        (221,332)       6,768,386      (2,875,166)
                                     ---------------  ---------------  --------------   --------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners............          629,411          655,530         849,779          827,260
   Net transfers (including
     fixed account)................          447,432        (159,600)     (1,221,188)        (321,172)
   Policy charges..................      (1,042,080)        (993,891)     (1,401,615)      (1,397,858)
   Transfers for policy benefits
     and terminations..............      (1,020,831)        (935,183)     (1,305,572)      (1,879,185)
                                     ---------------  ---------------  --------------   --------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions.........        (986,068)      (1,433,144)     (3,078,596)      (2,770,955)
                                     ---------------  ---------------  --------------   --------------
     Net increase (decrease)
       in net assets...............        1,106,295      (1,654,476)       3,689,790      (5,646,121)
NET ASSETS:
   Beginning of year...............       26,374,811       28,029,287      27,116,070       32,762,191
                                     ---------------  ---------------  --------------   --------------
   End of year.....................  $    27,481,106  $    26,374,811  $   30,805,860   $   27,116,070
                                     ===============  ===============  ==============   ==============

                                            BHFTII BLACKROCK                  BHFTII BLACKROCK
                                               BOND INCOME                  CAPITAL APPRECIATION
                                            INVESTMENT OPTION                 INVESTMENT OPTION
                                     -------------------------------  --------------------------------
                                          2019             2018             2019            2018
                                     --------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        4,356  $         4,477  $      (56,592)  $      (93,342)
   Net realized gains (losses).....           1,604               52        6,868,597        5,877,884
   Change in unrealized gains
     (losses) on investments.......           9,475          (8,024)        2,981,574      (4,946,482)
                                     --------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............          15,435          (3,495)        9,793,579          838,060
                                     --------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners............              --               --        1,096,183        1,188,935
   Net transfers (including
     fixed account)................             285              464        (376,281)        (181,587)
   Policy charges..................        (12,417)         (13,493)      (1,913,089)      (1,841,859)
   Transfers for policy benefits
     and terminations..............        (20,946)          (4,591)      (1,196,697)      (1,380,667)
                                     --------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions.........        (33,078)         (17,620)      (2,389,884)      (2,215,178)
                                     --------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............        (17,643)         (21,115)        7,403,695      (1,377,118)
NET ASSETS:
   Beginning of year...............         200,772          221,887       31,024,923       32,402,041
                                     --------------  ---------------  ---------------  ---------------
   End of year.....................  $      183,129  $       200,772  $    38,428,618  $    31,024,923
                                     ==============  ===============  ===============  ===============

                                             BHFTII BLACKROCK
                                           ULTRA-SHORT TERM BOND
                                             INVESTMENT OPTION
                                     -------------------------------
                                          2019             2018
                                     ---------------  --------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       199,847  $       90,376
   Net realized gains (losses).....           63,390          64,581
   Change in unrealized gains
     (losses) on investments.......         (14,011)          49,491
                                     ---------------  --------------
     Net increase (decrease)
       in net assets resulting
       from operations.............          249,226         204,448
                                     ---------------  --------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners............        3,470,941       3,586,604
   Net transfers (including
     fixed account)................          288,324       4,908,275
   Policy charges..................      (3,973,134)     (3,871,786)
   Transfers for policy benefits
     and terminations..............      (2,117,932)     (3,879,532)
                                     ---------------  --------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions.........      (2,331,801)         743,561
                                     ---------------  --------------
     Net increase (decrease)
       in net assets...............      (2,082,575)         948,009
NET ASSETS:
   Beginning of year...............       15,918,652      14,970,643
                                     ---------------  --------------
   End of year.....................  $    13,836,077  $   15,918,652
                                     ===============  ==============

 The accompanying notes are an integral part of these financial statements.

                                     30

 The accompanying notes are an integral part of these financial statements.

                                     31

               BRIGHTHOUSE FUND UL FOR VARIABLE LIFE INSURANCE
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                             BHFTII BRIGHTHOUSE                 BHFTII BRIGHTHOUSE
                                             ASSET ALLOCATION 20                ASSET ALLOCATION 40
                                              INVESTMENT OPTION                  INVESTMENT OPTION
                                      ---------------------------------  --------------------------------
                                           2019              2018              2019             2018
                                      ---------------  ----------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        15,353  $         12,934  $        24,613  $        21,965
   Net realized gains (losses)......           16,071             7,016           69,754           45,486
   Change in unrealized gains
     (losses) on investments........           64,728          (45,628)          104,694        (132,966)
                                      ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............           96,152          (25,678)          199,061         (65,515)
                                      ---------------  ----------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............           29,476            28,762           76,511           68,868
   Net transfers (including
     fixed account).................           57,512            74,029           87,648         (73,802)
   Policy charges...................         (47,879)          (42,206)        (135,663)        (127,512)
   Transfers for policy benefits
     and terminations...............               --           (6,482)          (2,237)          (4,271)
                                      ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........           39,109            54,103           26,259        (136,717)
                                      ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............          135,261            28,425          225,320        (202,232)
NET ASSETS:
   Beginning of year................          848,470           820,045        1,306,691        1,508,923
                                      ---------------  ----------------  ---------------  ---------------
   End of year......................  $       983,731  $        848,470  $     1,532,011  $     1,306,691
                                      ===============  ================  ===============  ===============

                                             BHFTII BRIGHTHOUSE                BHFTII BRIGHTHOUSE
                                             ASSET ALLOCATION 60               ASSET ALLOCATION 80
                                              INVESTMENT OPTION                 INVESTMENT OPTION
                                      --------------------------------  --------------------------------
                                            2019            2018              2019             2018
                                      ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        87,903  $        68,220  $        98,326  $        59,103
   Net realized gains (losses)......          529,482          292,750          815,474          626,561
   Change in unrealized gains
     (losses) on investments........          484,510        (792,576)          689,997      (1,305,716)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        1,101,895        (431,606)        1,603,797        (620,052)
                                      ---------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............          169,896          216,877          376,509          311,098
   Net transfers (including
     fixed account).................         (60,482)          111,594         (11,926)          (2,121)
   Policy charges...................        (476,666)        (438,163)        (320,449)        (339,594)
   Transfers for policy benefits
     and terminations...............         (57,487)         (95,792)        (168,773)      (1,363,813)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........        (424,739)        (205,484)        (124,639)      (1,394,430)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............          677,156        (637,090)        1,479,158      (2,014,482)
NET ASSETS:
   Beginning of year................        6,060,870        6,697,960        6,962,847        8,977,329
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $     6,738,026  $     6,060,870  $     8,442,005  $     6,962,847
                                      ===============  ===============  ===============  ===============

                                                                               BHFTII BRIGHTHOUSE/
                                             BHFTII BRIGHTHOUSE/             WELLINGTON CORE EQUITY
                                             WELLINGTON BALANCED                  OPPORTUNITIES
                                              INVESTMENT OPTION                 INVESTMENT OPTION
                                      --------------------------------  --------------------------------
                                           2019              2018            2019              2018
                                      ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       230,067  $       165,847  $        63,513  $        67,464
   Net realized gains (losses)......          870,699        1,117,794          554,882          356,087
   Change in unrealized gains
     (losses) on investments........        1,444,647      (1,773,456)          915,402        (431,501)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        2,545,413        (489,815)        1,533,797          (7,950)
                                      ---------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............          414,142          480,223          144,455          135,006
   Net transfers (including
     fixed account).................          125,660           52,377          192,689           91,466
   Policy charges...................        (672,592)        (710,135)        (268,904)        (261,190)
   Transfers for policy benefits
     and terminations...............        (541,593)        (714,762)        (351,805)        (537,369)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........        (674,383)        (892,297)        (283,565)        (572,087)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............        1,871,030      (1,382,112)        1,250,232        (580,037)
NET ASSETS:
   Beginning of year................       11,522,106       12,904,218        5,158,745        5,738,782
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $    13,393,136  $    11,522,106  $     6,408,977  $     5,158,745
                                      ===============  ===============  ===============  ===============

                                               BHFTII FRONTIER
                                               MID CAP GROWTH
                                              INVESTMENT OPTION
                                      --------------------------------
                                           2019              2018
                                      ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      (13,467)  $      (18,879)
   Net realized gains (losses)......          642,918          592,623
   Change in unrealized gains
     (losses) on investments........          449,110        (801,980)
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        1,078,561        (228,236)
                                      ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............          103,006          117,512
   Net transfers (including
     fixed account).................        (104,833)         (72,088)
   Policy charges...................        (152,413)        (186,894)
   Transfers for policy benefits
     and terminations...............        (704,706)        (268,384)
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........        (858,946)        (409,854)
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets...............          219,615        (638,090)
NET ASSETS:
   Beginning of year................        3,660,636        4,298,726
                                      ---------------  ---------------
   End of year......................  $     3,880,251  $     3,660,636
                                      ===============  ===============

 The accompanying notes are an integral part of these financial statements.

                                     32

 The accompanying notes are an integral part of these financial statements.

                                     33

               BRIGHTHOUSE FUND UL FOR VARIABLE LIFE INSURANCE
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                                                             BHFTII METLIFE
                                         BHFTII JENNISON GROWTH           AGGREGATE BOND INDEX
                                            INVESTMENT OPTION               INVESTMENT OPTION
                                     ------------------------------  --------------------------------
                                          2019            2018            2019              2018
                                     --------------  --------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       24,748  $      (9,398)  $           526  $           497
   Net realized gains (losses).....       4,568,367       4,926,364             (10)             (54)
   Change in unrealized gains
     (losses) on investments.......       3,358,965     (4,752,867)            1,052            (619)
                                     --------------  --------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............       7,952,080         164,099            1,568            (176)
                                     --------------  --------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners............         815,175         928,105              101              149
   Net transfers (including
     fixed account)................         159,761       (124,777)            (103)              111
   Policy charges..................     (1,448,362)     (1,469,307)          (1,079)          (1,106)
   Transfers for policy benefits
     and terminations..............     (1,042,752)     (1,380,246)              (2)            (113)
                                     --------------  --------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions.........     (1,516,178)     (2,046,225)          (1,083)            (959)
                                     --------------  --------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............       6,435,902     (1,882,126)              485          (1,135)
NET ASSETS:
   Beginning of year...............      25,175,273      27,057,399           20,063           21,198
                                     --------------  --------------  ---------------  ---------------
   End of year.....................  $   31,611,175  $   25,175,273  $        20,548  $        20,063
                                     ==============  ==============  ===============  ===============

                                             BHFTII METLIFE                   BHFTII METLIFE
                                           MSCI EAFE(R) INDEX              RUSSELL 2000(R) INDEX
                                            INVESTMENT OPTION                INVESTMENT OPTION
                                     ------------------------------  --------------------------------
                                          2019            2018             2019             2018
                                     --------------  --------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       11,160  $       12,461  $       150,687  $       133,401
   Net realized gains (losses).....           9,611           4,180        1,901,171        1,860,367
   Change in unrealized gains
     (losses) on investments.......          77,158        (92,977)        1,974,315      (3,961,104)
                                     --------------  --------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............          97,929        (76,336)        4,026,173      (1,967,336)
                                     --------------  --------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners............          82,753          80,943          384,775          421,826
   Net transfers (including
     fixed account)................           7,141          19,840          595,165          217,627
   Policy charges..................        (57,885)        (53,807)        (767,320)        (780,903)
   Transfers for policy benefits
     and terminations..............        (55,647)        (25,974)        (388,727)      (1,034,609)
                                     --------------  --------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions.........        (23,638)          21,002        (176,107)      (1,176,059)
                                     --------------  --------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............          74,291        (55,334)        3,850,066      (3,143,395)
NET ASSETS:
   Beginning of year...............         436,596         491,930       16,005,097       19,148,492
                                     --------------  --------------  ---------------  ---------------
   End of year.....................  $      510,887  $      436,596  $    19,855,163  $    16,005,097
                                     ==============  ==============  ===============  ===============

                                        BHFTII METLIFE STOCK INDEX        BHFTII MFS(R) TOTAL RETURN
                                             INVESTMENT OPTION                 INVESTMENT OPTION
                                     --------------------------------  --------------------------------
                                           2019             2018             2019            2018
                                     ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     1,253,639  $       991,783  $       476,209  $       462,711
   Net realized gains (losses).....        6,630,526        6,360,372        1,309,465        2,123,376
   Change in unrealized gains
     (losses) on investments.......       10,645,988     (10,504,823)        2,947,411      (4,249,792)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............       18,530,153      (3,152,668)        4,733,085      (1,663,705)
                                     ---------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners............        1,314,595        1,428,324        1,090,607        1,194,354
   Net transfers (including
     fixed account)................        (454,887)      (2,155,951)          (5,314)        (298,322)
   Policy charges..................      (2,884,586)      (2,886,427)      (1,501,457)      (1,614,662)
   Transfers for policy benefits
     and terminations..............      (1,888,910)      (2,192,870)      (1,421,649)      (2,318,408)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions.........      (3,913,788)      (5,806,924)      (1,837,813)      (3,037,038)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............       14,616,365      (8,959,592)        2,895,272      (4,700,743)
NET ASSETS:
   Beginning of year...............       61,913,788       70,873,380       24,903,299       29,604,042
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $    76,530,153  $    61,913,788  $    27,798,571  $    24,903,299
                                     ===============  ===============  ===============  ===============

                                            BHFTII MFS(R) VALUE
                                             INVESTMENT OPTION
                                     -------------------------------
                                          2019             2018
                                     ---------------  --------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       342,108  $      221,391
   Net realized gains (losses).....        1,529,118       1,474,812
   Change in unrealized gains
     (losses) on investments.......        3,709,730     (3,989,798)
                                     ---------------  --------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        5,580,956     (2,293,595)
                                     ---------------  --------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners............          445,516         504,206
   Net transfers (including
     fixed account)................      (1,023,340)       (102,440)
   Policy charges..................        (804,552)       (769,272)
   Transfers for policy benefits
     and terminations..............        (534,338)       (983,546)
                                     ---------------  --------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions.........      (1,916,714)     (1,351,052)
                                     ---------------  --------------
     Net increase (decrease)
       in net assets...............        3,664,242     (3,644,647)
NET ASSETS:
   Beginning of year...............       19,487,454      23,132,101
                                     ---------------  --------------
   End of year.....................  $    23,151,696  $   19,487,454
                                     ===============  ==============

 The accompanying notes are an integral part of these financial statements.

                                     34

 The accompanying notes are an integral part of these financial statements.

                                     35

               BRIGHTHOUSE FUND UL FOR VARIABLE LIFE INSURANCE
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                               BHFTII T. ROWE                    BHFTII T. ROWE
                                           PRICE LARGE CAP GROWTH            PRICE SMALL CAP GROWTH
                                              INVESTMENT OPTION                 INVESTMENT OPTION
                                      --------------------------------  --------------------------------
                                            2019            2018              2019            2018
                                      ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      (13,191)  $      (17,451)  $      (49,754)  $      (59,845)
   Net realized gains (losses)......        1,513,025        1,913,790        2,107,448        1,615,942
   Change in unrealized gains
     (losses) on investments........          959,755      (2,054,614)        1,374,983      (2,345,344)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        2,459,589        (158,275)        3,432,677        (789,247)
                                      ---------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............          205,591          183,021          211,630          210,637
   Net transfers (including
     fixed account).................         (96,182)          676,601        (585,083)        (599,463)
   Policy charges...................        (412,924)        (409,458)        (457,828)        (448,438)
   Transfers for policy benefits
     and terminations...............        (788,270)        (569,306)        (211,094)        (415,763)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........      (1,091,785)        (119,142)      (1,042,375)      (1,253,027)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............        1,367,804        (277,417)        2,390,302      (2,042,274)
NET ASSETS:
   Beginning of year................        8,660,586        8,938,003       10,880,838       12,923,112
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $    10,028,390  $     8,660,586  $    13,271,140  $    10,880,838
                                      ===============  ===============  ===============  ===============

                                                  BHFTII                             BHFTII
                                         WESTERN ASSET MANAGEMENT           WESTERN ASSET MANAGEMENT
                                       STRATEGIC BOND OPPORTUNITIES              U.S. GOVERNMENT
                                             INVESTMENT OPTION                  INVESTMENT OPTION
                                      --------------------------------  --------------------------------
                                           2019              2018             2019             2018
                                      ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       724,405  $       812,380  $       510,665  $       379,138
   Net realized gains (losses)......           26,709           18,586         (23,133)         (97,777)
   Change in unrealized gains
     (losses) on investments........        1,353,518      (1,558,025)          625,704        (159,781)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        2,104,632        (727,059)        1,113,236          121,580
                                      ---------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............          435,302          379,229          995,891          967,176
   Net transfers (including
     fixed account).................          222,696           75,944           28,632          556,190
   Policy charges...................        (884,305)        (888,149)      (1,634,349)      (1,508,345)
   Transfers for policy benefits
     and terminations...............        (463,397)      (1,421,019)        (390,530)        (337,281)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........        (689,704)      (1,853,995)      (1,000,356)        (322,260)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............        1,414,928      (2,581,054)          112,880        (200,680)
NET ASSETS:
   Beginning of year................       15,317,411       17,898,465       19,373,035       19,573,715
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $    16,732,339  $    15,317,411  $    19,485,915  $    19,373,035
                                      ===============  ===============  ===============  ===============

                                         FIDELITY(R) VIP CONTRAFUND       FIDELITY(R) VIP EQUITY-INCOME
                                              INVESTMENT OPTION                 INVESTMENT OPTION
                                      --------------------------------  --------------------------------
                                           2019             2018              2019             2018
                                      ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      (31,136)  $       (1,687)  $       262,864  $       300,872
   Net realized gains (losses)......        3,014,249        2,829,803        1,046,986          881,243
   Change in unrealized gains
     (losses) on investments........        3,498,512      (4,403,208)        2,467,906      (2,537,563)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        6,481,625      (1,575,092)        3,777,756      (1,355,448)
                                      ---------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............          416,008          435,441          570,610          560,797
   Net transfers (including
     fixed account).................        (480,228)      (1,375,822)         (57,223)        (251,728)
   Policy charges...................        (817,125)        (786,942)        (955,224)        (963,455)
   Transfers for policy benefits
     and terminations...............        (486,997)        (741,511)        (430,405)        (981,137)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........      (1,368,342)      (2,468,834)        (872,242)      (1,635,523)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............        5,113,283      (4,043,926)        2,905,514      (2,990,971)
NET ASSETS:
   Beginning of year................       21,630,237       25,674,163       14,316,582       17,307,553
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $    26,743,520  $    21,630,237  $    17,222,096  $    14,316,582
                                      ===============  ===============  ===============  ===============

                                         FIDELITY(R) VIP HIGH INCOME
                                              INVESTMENT OPTION
                                      --------------------------------
                                           2019             2018
                                      ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       113,830  $       125,583
   Net realized gains (losses)......         (15,768)         (47,272)
   Change in unrealized gains
     (losses) on investments........          227,239        (166,506)
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          325,301         (88,195)
                                      ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............          111,120          109,946
   Net transfers (including
     fixed account).................         (64,266)        (146,453)
   Policy charges...................        (173,224)        (182,246)
   Transfers for policy benefits
     and terminations...............         (49,983)        (128,556)
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........        (176,353)        (347,309)
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets...............          148,948        (435,504)
NET ASSETS:
   Beginning of year................        2,279,356        2,714,860
                                      ---------------  ---------------
   End of year......................  $     2,428,304  $     2,279,356
                                      ===============  ===============

 The accompanying notes are an integral part of these financial statements.

                                     36

 The accompanying notes are an integral part of these financial statements.

                                     37

               BRIGHTHOUSE FUND UL FOR VARIABLE LIFE INSURANCE
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                                                                FTVIPT FRANKLIN
                                          FIDELITY(R) VIP MID CAP          SMALL-MID CAP GROWTH VIP
                                             INVESTMENT OPTION                 INVESTMENT OPTION
                                      --------------------------------  -------------------------------
                                           2019              2018            2019            2018
                                      ---------------  ---------------  --------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        28,206  $      (22,766)  $     (20,989)  $      (34,254)
   Net realized gains (losses)......        1,292,622        1,325,578         845,042          578,331
   Change in unrealized gains
     (losses) on investments........        1,049,343      (3,212,654)         838,803        (847,982)
                                      ---------------  ---------------  --------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        2,370,171      (1,909,842)       1,662,856        (303,905)
                                      ---------------  ---------------  --------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............          305,634          310,048          98,001          100,122
   Net transfers (including
     fixed account).................        (272,207)         (23,859)       (123,383)        (487,365)
   Policy charges...................        (438,429)        (466,330)       (208,460)        (219,322)
   Transfers for policy benefits
     and terminations...............        (383,817)        (715,701)       (193,435)        (464,939)
                                      ---------------  ---------------  --------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........        (788,819)        (895,842)       (427,277)      (1,071,504)
                                      ---------------  ---------------  --------------  ---------------
     Net increase (decrease)
        in net assets...............        1,581,352      (2,805,684)       1,235,579      (1,375,409)
NET ASSETS:
   Beginning of year................       10,702,790       13,508,474       5,511,598        6,887,007
                                      ---------------  ---------------  --------------  ---------------
   End of year......................  $    12,284,142  $    10,702,790  $    6,747,177  $     5,511,598
                                      ===============  ===============  ==============  ===============

                                                                               FTVIPT TEMPLETON
                                        FTVIPT TEMPLETON FOREIGN VIP            GLOBAL BOND VIP
                                              INVESTMENT OPTION                INVESTMENT OPTION
                                      --------------------------------  -------------------------------
                                            2019            2018             2019             2018
                                      ---------------  ---------------  --------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       183,583  $       332,814  $       52,227  $       (3,094)
   Net realized gains (losses)......           64,584          108,990           (874)              824
   Change in unrealized gains
     (losses) on investments........        1,505,029      (3,263,223)        (36,481)           17,210
                                      ---------------  ---------------  --------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        1,753,196      (2,821,419)          14,872           14,940
                                      ---------------  ---------------  --------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............          284,611          333,500          54,818           57,401
   Net transfers (including
     fixed account).................          501,536        (799,109)           8,378           15,749
   Policy charges...................        (467,055)        (508,012)        (52,942)         (53,777)
   Transfers for policy benefits
     and terminations...............        (695,550)        (966,348)        (34,124)         (30,728)
                                      ---------------  ---------------  --------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........        (376,458)      (1,939,969)        (23,870)         (11,355)
                                      ---------------  ---------------  --------------  ---------------
     Net increase (decrease)
        in net assets...............        1,376,738      (4,761,388)         (8,998)            3,585
NET ASSETS:
   Beginning of year................       14,619,157       19,380,545         786,287          782,702
                                      ---------------  ---------------  --------------  ---------------
   End of year......................  $    15,995,895  $    14,619,157  $      777,289  $       786,287
                                      ===============  ===============  ==============  ===============

                                       GOLDMAN SACHS STRATEGIC GROWTH     JANUS HENDERSON ENTERPRISE
                                              INVESTMENT OPTION                INVESTMENT OPTION
                                      -------------------------------  -------------------------------
                                           2019             2018            2019             2018
                                      --------------   --------------  ---------------  --------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      (4,822)   $        (796)  $      (26,163)  $     (23,487)
   Net realized gains (losses)......         680,941        2,962,383        1,227,140         856,034
   Change in unrealized gains
     (losses) on investments........       1,128,612      (2,997,593)        1,940,453       (882,442)
                                      --------------   --------------  ---------------  --------------
     Net increase (decrease)
        in net assets resulting
        from operations.............       1,804,731         (36,006)        3,141,430        (49,895)
                                      --------------   --------------  ---------------  --------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............          49,392           55,925          385,169         400,691
   Net transfers (including
     fixed account).................           3,868        (532,680)           34,177       (172,806)
   Policy charges...................       (229,800)        (215,781)        (654,600)       (615,072)
   Transfers for policy benefits
     and terminations...............        (45,127)         (63,595)        (808,384)       (306,678)
                                      --------------   --------------  ---------------  --------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........       (221,667)        (756,131)      (1,043,638)       (693,865)
                                      --------------   --------------  ---------------  --------------
     Net increase (decrease)
        in net assets...............       1,583,064        (792,137)        2,097,792       (743,760)
NET ASSETS:
   Beginning of year................       5,234,558        6,026,695        9,484,812      10,228,572
                                      --------------   --------------  ---------------  --------------
   End of year......................  $    6,817,622   $    5,234,558  $    11,582,604  $    9,484,812
                                      ==============   ==============  ===============  ==============

                                             LMPVET CLEARBRIDGE
                                         VARIABLE AGGRESSIVE GROWTH
                                              INVESTMENT OPTION
                                      --------------------------------
                                           2019             2018
                                      ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        78,413  $        24,169
   Net realized gains (losses)......          681,240        1,357,409
   Change in unrealized gains
     (losses) on investments........        1,929,853      (2,429,436)
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        2,689,506      (1,047,858)
                                      ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............          311,230          309,086
   Net transfers (including
     fixed account).................        (768,571)        (852,326)
   Policy charges...................        (418,112)        (436,109)
   Transfers for policy benefits
     and terminations...............        (362,519)        (542,732)
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........      (1,237,972)      (1,522,081)
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets...............        1,451,534      (2,569,939)
NET ASSETS:
   Beginning of year................       11,448,520       14,018,459
                                      ---------------  ---------------
   End of year......................  $    12,900,054  $    11,448,520
                                      ===============  ===============

 The accompanying notes are an integral part of these financial statements.

                                     38

 The accompanying notes are an integral part of these financial statements.

                                     39

               BRIGHTHOUSE FUND UL FOR VARIABLE LIFE INSURANCE
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                           LMPVET CLEARBRIDGE                LMPVET CLEARBRIDGE
                                       VARIABLE DIVIDEND STRATEGY         VARIABLE LARGE CAP GROWTH
                                            INVESTMENT OPTION                 INVESTMENT OPTION
                                     --------------------------------  --------------------------------
                                          2019             2018              2019             2018
                                     ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        17,176  $        17,401  $         4,122  $      (15,396)
   Net realized gains (losses).....          288,760          222,618        1,051,387          805,294
   Change in unrealized gains
     (losses) on investments.......          306,758        (367,195)        2,156,160        (729,463)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............          612,694        (127,176)        3,211,669           60,435
                                     ---------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners............           64,489           78,277          434,024          443,723
   Net transfers (including
     fixed account)................           21,844        (116,658)            6,074        (510,028)
   Policy charges..................         (77,186)         (77,450)        (772,295)        (764,131)
   Transfers for policy benefits
     and terminations..............        (297,970)         (30,676)        (671,218)        (604,003)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions.........        (288,823)        (146,507)      (1,003,415)      (1,434,439)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............          323,871        (273,683)        2,208,254      (1,374,004)
NET ASSETS:
   Beginning of year...............        2,126,501        2,400,184       10,376,493       11,750,497
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $     2,450,372  $     2,126,501  $    12,584,747  $    10,376,493
                                     ===============  ===============  ===============  ===============

                                            LMPVET CLEARBRIDGE                    LMPVET QS
                                         VARIABLE LARGE CAP VALUE              VARIABLE GROWTH
                                             INVESTMENT OPTION                INVESTMENT OPTION
                                     -------------------------------  -------------------------------
                                           2019            2018            2019             2018
                                     ---------------  --------------  --------------   --------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       126,543  $      105,559  $          658   $        3,032
   Net realized gains (losses).....          748,176         750,425          10,223           11,731
   Change in unrealized gains
     (losses) on investments.......        1,480,134     (1,731,225)          26,330         (32,746)
                                     ---------------  --------------  --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        2,354,853       (875,241)          37,211         (17,983)
                                     ---------------  --------------  --------------   --------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners............          239,825         268,373              --               --
   Net transfers (including
     fixed account)................         (85,479)         404,071            (76)             (87)
   Policy charges..................        (442,870)       (474,001)         (8,246)          (7,486)
   Transfers for policy benefits
     and terminations..............        (586,659)       (307,319)            (31)            (995)
                                     ---------------  --------------  --------------   --------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions.........        (875,183)       (108,876)         (8,353)          (8,568)
                                     ---------------  --------------  --------------   --------------
     Net increase (decrease)
       in net assets...............        1,479,670       (984,117)          28,858         (26,551)
NET ASSETS:
   Beginning of year...............        8,574,295       9,558,412         179,470          206,021
                                     ---------------  --------------  --------------   --------------
   End of year.....................  $    10,053,965  $    8,574,295  $      208,328   $      179,470
                                     ===============  ==============  ==============   ==============

                                                 LMPVET QS                   LMPVIT WESTERN ASSET
                                         VARIABLE MODERATE GROWTH                  CORE PLUS
                                             INVESTMENT OPTION                 INVESTMENT OPTION
                                     --------------------------------  -------------------------------
                                           2019            2018             2019             2018
                                     ---------------  ---------------  --------------   --------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $           230  $           682  $      303,414   $      252,133
   Net realized gains (losses).....            2,817            5,374        (61,357)         (93,757)
   Change in unrealized gains
     (losses) on investments.......            6,488          (9,925)         591,756        (380,579)
                                     ---------------  ---------------  --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations.............            9,535          (3,869)         833,813        (222,203)
                                     ---------------  ---------------  --------------   --------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners............               --               --         222,658          222,852
   Net transfers (including
     fixed account)................            (314)          (8,204)       (346,073)          992,749
   Policy charges..................          (3,503)          (4,127)       (413,147)        (387,636)
   Transfers for policy benefits
     and terminations..............             (35)               --       (505,922)        (796,883)
                                     ---------------  ---------------  --------------   --------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions.........          (3,852)         (12,331)     (1,042,484)           31,082
                                     ---------------  ---------------  --------------   --------------
     Net increase (decrease)
       in net assets...............            5,683         (16,200)       (208,671)        (191,121)
NET ASSETS:
   Beginning of year...............           51,816           68,016       7,629,595        7,820,716
                                     ---------------  ---------------  --------------   --------------
   End of year.....................  $        57,499  $        51,816  $    7,420,924   $    7,629,595
                                     ===============  ===============  ==============   ==============

                                         PIONEER VCT MID CAP VALUE
                                             INVESTMENT OPTION
                                     -------------------------------
                                           2019            2018
                                     ---------------  --------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        27,274  $      (2,853)
   Net realized gains (losses).....          216,336         366,302
   Change in unrealized gains
     (losses) on investments.......          714,585     (1,269,034)
                                     ---------------  --------------
     Net increase (decrease)
       in net assets resulting
       from operations.............          958,195       (905,585)
                                     ---------------  --------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners............          147,958         172,507
   Net transfers (including
     fixed account)................           32,136       (133,607)
   Policy charges..................        (157,031)       (171,475)
   Transfers for policy benefits
     and terminations..............        (186,064)       (374,560)
                                     ---------------  --------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions.........        (163,001)       (507,135)
                                     ---------------  --------------
     Net increase (decrease)
       in net assets...............          795,194     (1,412,720)
NET ASSETS:
   Beginning of year...............        3,554,520       4,967,240
                                     ---------------  --------------
   End of year.....................  $     4,349,714  $    3,554,520
                                     ===============  ==============

 The accompanying notes are an integral part of these financial statements.

                                     40

 The accompanying notes are an integral part of these financial statements.

                                     41

               BRIGHTHOUSE FUND UL FOR VARIABLE LIFE INSURANCE
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                            THE MERGER FUND VL            VANGUARD VIF MID-CAP INDEX
                                             INVESTMENT OPTION                 INVESTMENT OPTION
                                      --------------------------------  -------------------------------
                                           2019              2018            2019            2018
                                      ---------------  ---------------  --------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        10,583  $           412  $       61,780  $        43,540
   Net realized gains (losses)......          119,184           30,132         580,836          527,224
   Change in unrealized gains
     (losses) on investments........         (12,054)           95,550       1,044,608      (1,188,906)
                                      ---------------  ---------------  --------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          117,713          126,094       1,687,224        (618,142)
                                      ---------------  ---------------  --------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............           29,046           28,025         252,435          233,013
   Net transfers (including
     fixed account).................         (17,291)           91,831          58,202        (154,020)
   Policy charges...................         (83,526)         (71,291)       (393,390)        (388,692)
   Transfers for policy benefits
     and terminations...............         (19,552)          (3,633)       (172,279)        (398,275)
                                      ---------------  ---------------  --------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........         (91,323)           44,932       (255,032)        (707,974)
                                      ---------------  ---------------  --------------  ---------------
     Net increase (decrease)
        in net assets...............           26,390          171,026       1,432,192      (1,326,116)
NET ASSETS:
   Beginning of year................        2,092,262        1,921,236       5,646,828        6,972,944
                                      ---------------  ---------------  --------------  ---------------
   End of year......................  $     2,118,652  $     2,092,262  $    7,079,020  $     5,646,828
                                      ===============  ===============  ==============  ===============

                                               VANGUARD VIF
                                         TOTAL STOCK MARKET INDEX
                                             INVESTMENT OPTION
                                      -------------------------------
                                           2019            2018
                                      --------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      258,826  $       230,601
   Net realized gains (losses)......       1,468,415        1,480,966
   Change in unrealized gains
     (losses) on investments........       4,622,659      (2,992,566)
                                      --------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............       6,349,900      (1,280,999)
                                      --------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............         335,602          361,142
   Net transfers (including
     fixed account).................       1,468,178           32,493
   Policy charges...................     (1,105,180)        (993,379)
   Transfers for policy benefits
     and terminations...............       (578,267)        (212,364)
                                      --------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........         120,333        (812,108)
                                      --------------  ---------------
     Net increase (decrease)
        in net assets...............       6,470,233      (2,093,107)
NET ASSETS:
   Beginning of year................      21,171,418       23,264,525
                                      --------------  ---------------
   End of year......................  $   27,641,651  $    21,171,418
                                      ==============  ===============

 The accompanying notes are an integral part of these financial statements.

                                     42

         BRIGHTHOUSE FUND UL FOR VARIABLE LIFE INSURANCE
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                NOTES TO THE FINANCIAL STATEMENTS

1.  ORGANIZATION

Brighthouse Fund UL for Variable Life Insurance (the "Separate Account"), a
separate account of Brighthouse Life Insurance Company (the "Company"), was
established by the Board of Directors of MetLife Insurance Company of
Connecticut ("MICC") on November 10, 1983 to support MICC's operations with respect to certain variable life insurance policies (the "Policies"). The
Company is an indirect wholly-owned subsidiary of Brighthouse Financial, Inc., a holding company which following the completion of a separation transaction from MetLife, Inc. on August 4, 2017, owns the legal entities that historically operated a substantial portion of MetLife, Inc.'s former Retail segment, as well as certain portions of MetLife, Inc.'s former Corporate Benefit Funding segment. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and is subject to the rules and regulations of the U.S. Securities and Exchange Commission, as well as the
Delaware Department of Insurance.

The Separate Account is divided into Investment Options, each of which is treated as an individual accounting entity for financial reporting purposes.
Each Investment Option invests in shares of the corresponding fund or portfolio
(with the same name) of the registered investment management companies (the
"Trusts"), which are presented below:

American Funds Insurance Series(R) ("American Funds(R)")     Janus Aspen Series ("Janus Aspen")
Brighthouse Funds Trust I ("BHFTI")*                         Legg Mason Partners Variable Equity Trust
Brighthouse Funds Trust II ("BHFTII")*                         ("LMPVET")
Fidelity(R) Variable Insurance Products ("Fidelity(R) VIP")  Legg Mason Partners Variable Income Trust
Franklin Templeton Variable Insurance Products Trust           ("LMPVIT")
   ("FTVIPT")                                                Pioneer Variable Contracts Trust ("Pioneer VCT")
Goldman Sachs Variable Insurance Trust ("Goldman             The Merger Fund VL
   Sachs")                                                   Vanguard Variable Insurance Fund ("Vanguard VIF")
*See Note 5 for a discussion of additional information on related party transactions.

The assets of each of the Investment Options of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Policies is not chargeable with liabilities arising out of any other business the Company may conduct.

2.  LIST OF INVESTMENT OPTIONS

A. Premium payments, less any applicable charges applied to the Separate
Account, are invested in one or more Investment Options in accordance with the selection made by the policy owner. The following Investment Options had net assets as of December 31, 2019:

American Funds(R) Global Growth Investment Option      BHFTI Invesco Small Cap Growth Investment Option
American Funds(R) Growth Investment Option             BHFTI Loomis Sayles Global Allocation Investment
American Funds(R) Growth-Income Investment Option        Option
BHFTI BlackRock High Yield Investment Option           BHFTI Loomis Sayles Growth Investment Option
BHFTI Brighthouse Asset Allocation 100 Investment      BHFTI MFS(R) Research International Investment
   Option                                                Option
BHFTI Brighthouse Small Cap Value Investment           BHFTI Morgan Stanley Discovery Investment Option
   Option                                              BHFTI PIMCO Inflation Protected Bond Investment
BHFTI Brighthouse/Aberdeen Emerging Markets              Option
   Equity Investment Option (a)                        BHFTI PIMCO Total Return Investment Option
BHFTI Clarion Global Real Estate Investment Option     BHFTI T. Rowe Price Large Cap Value Investment
BHFTI Invesco Comstock Investment Option                 Option (a)
BHFTI Invesco Global Equity Investment Option (a)      BHFTII BlackRock Bond Income Investment Option

                                     43

          BRIGHTHOUSE FUND UL FOR VARIABLE LIFE INSURANCE
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

2.  LIST OF INVESTMENT OPTIONS -- (CONCLUDED)

BHFTII BlackRock Capital Appreciation Investment        BHFTII Western Asset Management U.S. Government
   Option                                                 Investment Option
BHFTII BlackRock Ultra-Short Term Bond Investment       Fidelity(R) VIP Contrafund Investment Option
   Option                                               Fidelity(R) VIP Equity-Income Investment Option
BHFTII Brighthouse Asset Allocation 20 Investment       Fidelity(R) VIP High Income Investment Option
   Option                                               Fidelity(R) VIP Mid Cap Investment Option
BHFTII Brighthouse Asset Allocation 40 Investment       FTVIPT Franklin Small-Mid Cap Growth VIP
   Option                                                 Investment Option
BHFTII Brighthouse Asset Allocation 60 Investment       FTVIPT Templeton Foreign VIP Investment Option
   Option                                               FTVIPT Templeton Global Bond VIP Investment
BHFTII Brighthouse Asset Allocation 80 Investment         Option
   Option                                               Goldman Sachs Strategic Growth Investment Option
BHFTII Brighthouse/Wellington Balanced Investment       Janus Henderson Enterprise Investment Option
   Option                                               LMPVET ClearBridge Variable Aggressive Growth
BHFTII Brighthouse/Wellington Core Equity                 Investment Option
   Opportunities Investment Option                      LMPVET ClearBridge Variable Dividend Strategy
BHFTII Frontier Mid Cap Growth Investment Option          Investment Option
BHFTII Jennison Growth Investment Option                LMPVET ClearBridge Variable Large Cap Growth
BHFTII MetLife Aggregate Bond Index Investment            Investment Option
   Option                                               LMPVET ClearBridge Variable Large Cap Value
BHFTII MetLife MSCI EAFE(R) Index Investment Option       Investment Option
BHFTII MetLife Russell 2000(R) Index Investment Option  LMPVET QS Variable Growth Investment Option
BHFTII MetLife Stock Index Investment Option            LMPVET QS Variable Moderate Growth Investment
BHFTII MFS(R) Total Return Investment Option              Option
BHFTII MFS(R) Value Investment Option                   LMPVIT Western Asset Core Plus Investment Option
BHFTII T. Rowe Price Large Cap Growth Investment        Pioneer VCT Mid Cap Value Investment Option
   Option                                               The Merger Fund VL Investment Option
BHFTII T. Rowe Price Small Cap Growth Investment        Vanguard VIF Mid-Cap Index Investment Option
   Option                                               Vanguard VIF Total Stock Market Index Investment
BHFTII Western Asset Management Strategic Bond            Option
   Opportunities Investment Option
(a) This Investment Option may invest in two or more share classes within the underlying fund or portfolio of the Trusts.

B. The following Investment Options had no net assets as of December 31,
2019:

BHFTI Harris Oakmark International Investment Option   LMPVET QS Variable Conservative Growth
BHFTII Neuberger Berman Genesis Investment Option         Investment Option

                                     44

          BRIGHTHOUSE FUND UL FOR VARIABLE LIFE INSURANCE
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

3.  PORTFOLIO CHANGES

The operations of the Investment Options were affected by the following changes that occurred during the year ended December 31, 2019:

NAME CHANGES:

Former Name                                            New Name

BHFTI ClearBridge Aggressive Growth Portfolio          BHFTI Loomis Sayles Growth Portfolio
BHFTI Loomis Sayles Global Markets Portfolio           BHFTI Loomis Sayles Global Allocation Portfolio
BHFTI Morgan Stanley Mid Cap Growth Portfolio          BHFTI Morgan Stanley Discovery Portfolio
BHFTI Oppenheimer Global Equity Portfolio              BHFTI Invesco Global Equity Portfolio

4.  SIGNIFICANT ACCOUNTING POLICIES

BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP")
applicable for variable life separate accounts registered as unit investment trusts, which follow the accounting and reporting guidance in Financial
Accounting Standards Board ACCOUNTING STANDARDS CODIFICATION TOPIC 946,
INVESTMENT COMPANIES.

SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

SECURITY VALUATION
An Investment Option's investment in shares of a fund or portfolio of the
Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Investment
Options. The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Each
Investment Option invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the
Trusts at the close of each business day.

FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC").
Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Policies. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Policies.

                                     45

          BRIGHTHOUSE FUND UL FOR VARIABLE LIFE INSURANCE
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

4.  SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)

PREMIUM PAYMENTS
The Company deducts a sales charge for certain policies and a state premium tax charge from premiums before amounts are allocated to the Separate Account. In the case of certain Policies, the Company also deducts a federal income tax charge before amounts are allocated to the Separate Account. This federal income tax charge is imposed in connection with certain Policies to recover a portion of the federal income tax adjustment attributable to policy acquisition expenses. Net premiums are reported as premium payments received from policy owners on the statements of changes in net assets of the applicable Investment
Options and are credited as accumulation units.

NET TRANSFERS
Assets transferred by the policy owner into or out of Investment Options within the Separate Account or into or out of the fixed account, which is part of the
Company's general account, are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Investment Options.

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

5.  EXPENSES AND RELATED PARTY TRANSACTIONS

The following annual Separate Account charges paid to the Company are asset-based charges and assessed through a daily reduction in unit values which are recorded as expenses in the accompanying statements of operations of the applicable Investment Options:

      Mortality and Expense Risk -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Policies will exceed the amounts realized from the administrative charges assessed against the
      Policies.

      Administrative Charge -- The Company has responsibility for the administration of the Policies and the Separate Account. Generally, the
      administrative charge is related to the maintenance, including distribution, of each policy and the Separate Account.

      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2019:

     -------------------------------------------------------------------------------------------------------------------------
      Mortality and Expense Risk                                                                              0.00% - 0.90%
     -------------------------------------------------------------------------------------------------------------------------
      Administrative Charge                                                                                   0.00% - 0.40%
     -------------------------------------------------------------------------------------------------------------------------
      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular policy. The range of effective rates disclosed above excludes waivers granted to certain Investment Options.

Policy charges are assessed on a monthly basis and generally include: cost of insurance ("COI") charges, administrative charges, a policy fee, and charges for benefits provided by rider, if any. The COI charge is the primary charge under the policy for the death benefit provided by the Company which may vary by policy based on underwriting criteria.

                                     46

          BRIGHTHOUSE FUND UL FOR VARIABLE LIFE INSURANCE
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5.  EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONCLUDED)

Depending on the policy, administrative charges are as follows: $0 to $20 for every $1,000 of the policy face amount for the first 3 to 6 policy years, plus
$0.00 to $0.39 for every $1,000 of initial stated policy face amount per month for the first 3 to 6 policy years, or 0% to .40% annually and/or $5 per month if the initial premium is less than $25,000. In addition, a surrender charge is imposed if the policy is partially or fully surrendered within the specified surrender charge period that ranges from $1.63 to $42.20 for every $1,000 of the policy face amount between the first 10 to 15 years or 0% to 7.50% of premium payments made in the last 10 years depending on the policy. These charges are paid to the Company and are recorded as policy charges in the accompanying statements of changes in net assets of the applicable Investment
Options.

BHFTI and BHFTII currently offer shares of their portfolios only to separate accounts established by the Company and other affiliated life insurance companies, and are managed by Brighthouse Investment Advisers, LLC
("Brighthouse Advisers"), an affiliate of the Company. Brighthouse Advisers is also the investment adviser to the portfolios of BHFTI and BHFTII.

                                     47

          BRIGHTHOUSE FUND UL FOR VARIABLE LIFE INSURANCE
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6.  STATEMENTS OF INVESTMENTS

                                                                                                           FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2019               DECEMBER 31, 2019
                                                                  ------------------------------     -------------------------------
                                                                                                         COST OF         PROCEEDS
                                                                     SHARES           COST ($)        PURCHASES ($)   FROM SALES ($)
                                                                  -------------     ------------     --------------   --------------

     American Funds(R) Global Growth Investment Option..........        750,606       17,772,869         2,442,181        2,327,940
     American Funds(R) Growth Investment Option.................        783,063       48,707,431         7,144,441        4,825,714
     American Funds(R) Growth-Income Investment Option..........        638,997       26,397,603         4,283,131        3,047,426
     BHFTI BlackRock High Yield Investment Option...............         12,681           99,735             7,535            6,047
     BHFTI Brighthouse Asset Allocation 100 Investment Option...        248,694        2,868,919           426,861          416,516
     BHFTI Brighthouse Small Cap Value Investment Option........        812,333       12,129,786         1,958,425        1,791,364
     BHFTI Brighthouse/Aberdeen Emerging Markets Equity
       Investment Option........................................        675,565        6,859,041           361,771          753,339
     BHFTI Clarion Global Real Estate Investment Option.........        433,744        5,161,546           524,161          610,592
     BHFTI Invesco Comstock Investment Option...................        368,268        4,116,261           805,403          261,093
     BHFTI Invesco Global Equity Investment Option..............      1,039,198       19,419,338         4,127,068        2,686,090
     BHFTI Invesco Small Cap Growth Investment Option...........        220,798        3,213,336           554,214          216,456
     BHFTI Loomis Sayles Global Allocation Investment Option....        333,759        4,270,001           615,883          365,616
     BHFTI Loomis Sayles Growth Investment Option...............      1,730,102       25,603,550         4,705,588        2,513,601
     BHFTI MFS(R) Research International Investment Option......      1,097,109       12,178,700         1,802,830        1,307,153
     BHFTI Morgan Stanley Discovery Investment Option...........         53,052        1,105,705         1,060,861          338,782
     BHFTI PIMCO Inflation Protected Bond Investment Option.....        377,505        3,893,039           553,809          380,966
     BHFTI PIMCO Total Return Investment Option.................      2,332,878       26,234,203         2,130,444        2,444,783
     BHFTI T. Rowe Price Large Cap Value Investment Option......        991,101       30,716,986         5,780,698        4,840,125
     BHFTII BlackRock Bond Income Investment Option.............          1,684          175,040            27,414           56,104
     BHFTII BlackRock Capital Appreciation Investment Option....        890,341       26,429,904         6,525,471        3,075,866
     BHFTII BlackRock Ultra-Short Term Bond Investment Option...        135,815       13,701,613         4,701,032        6,832,855
     BHFTII Brighthouse Asset Allocation 20 Investment Option...         89,378          996,705           118,349           45,818
     BHFTII Brighthouse Asset Allocation 40 Investment Option...        132,895        1,507,840           247,157          125,355
     BHFTII Brighthouse Asset Allocation 60 Investment Option...        557,359        6,423,269           802,685          627,777
     BHFTII Brighthouse Asset Allocation 80 Investment Option...        629,563        7,691,923         1,216,237          449,635
     BHFTII Brighthouse/Wellington Balanced Investment Option...        665,685       11,496,524         1,353,517        1,040,473
     BHFTII Brighthouse/Wellington Core Equity Opportunities
       Investment Option........................................        180,506        5,597,609         1,056,324          790,579
     BHFTII Frontier Mid Cap Growth Investment Option...........        105,803        3,264,769           604,068          989,610
     BHFTII Jennison Growth Investment Option...................      1,936,941       26,694,493         5,210,053        2,455,953
     BHFTII MetLife Aggregate Bond Index Investment Option......          1,854           20,290               750            1,286
     BHFTII MetLife MSCI EAFE(R) Index Investment Option........         35,683          465,932           103,965          112,985
     BHFTII MetLife Russell 2000(R) Index Investment Option.....        978,107       16,792,072         3,364,052        1,649,598
     BHFTII MetLife Stock Index Investment Option...............      1,365,887       51,240,946         7,449,719        4,913,384
     BHFTII MFS(R) Total Return Investment Option...............        162,706       24,449,760         2,734,723        3,032,788
     BHFTII MFS(R) Value Investment Option......................      1,408,294       20,844,876         2,757,566        2,876,021
     BHFTII T. Rowe Price Large Cap Growth Investment Option....        449,331        9,293,870         1,691,321        1,373,774
     BHFTII T. Rowe Price Small Cap Growth Investment Option....        593,534       10,891,782         2,548,499        1,764,685
     BHFTII Western Asset Management Strategic Bond
       Opportunities Investment Option..........................      1,211,655       15,853,146         1,356,928        1,322,064
     BHFTII Western Asset Management U.S. Government
       Investment Option........................................      1,644,408       19,466,110         1,598,820        2,088,460
     Fidelity(R) VIP Contrafund Investment Option...............        723,590       20,942,819         3,310,750        1,980,111
     Fidelity(R) VIP Equity-Income Investment Option............        724,542       15,512,295         1,575,501        1,174,937
     Fidelity(R) VIP High Income Investment Option..............        447,239        2,553,472           199,821          262,292
     Fidelity(R) VIP Mid Cap Investment Option..................        386,911       11,800,548         1,979,317        1,424,577
     FTVIPT Franklin Small-Mid Cap Growth VIP
       Investment Option........................................        390,254        7,158,074           963,034          526,069
     FTVIPT Templeton Foreign VIP Investment Option.............      1,148,321       16,330,214         1,475,092        1,513,647
     FTVIPT Templeton Global Bond VIP Investment Option.........         46,577          801,682           107,624           79,267
     Goldman Sachs Strategic Growth Investment Option...........        572,939        6,614,066           830,883          387,402
     Janus Henderson Enterprise Investment Option...............        144,917        6,882,637         1,096,891        1,504,097
     LMPVET ClearBridge Variable Aggressive Growth
       Investment Option........................................        459,086        9,495,749         1,270,805        2,205,647

                                     48

          BRIGHTHOUSE FUND UL FOR VARIABLE LIFE INSURANCE
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6.  STATEMENTS OF INVESTMENTS -- (CONCLUDED)

                                                                                                          FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2019              DECEMBER 31, 2019
                                                                  ------------------------------    -------------------------------
                                                                                                        COST OF         PROCEEDS
                                                                     SHARES          COST ($)        PURCHASES ($)   FROM SALES ($)
                                                                  ------------     -------------    --------------   --------------

     LMPVET ClearBridge Variable Dividend Strategy
       Investment Option........................................       116,255         1,684,528          284,101           379,437
     LMPVET ClearBridge Variable Large Cap Growth
       Investment Option........................................       419,651         8,515,774        1,169,783         1,603,325
     LMPVET ClearBridge Variable Large Cap Value
       Investment Option........................................       472,945         8,583,209          891,896         1,039,051
     LMPVET QS Variable Growth Investment Option................        14,891           195,561           13,029            10,724
     LMPVET QS Variable Moderate Growth Investment Option.......         4,158            46,667            3,052             4,563
     LMPVIT Western Asset Core Plus Investment Option...........     1,275,171         7,588,241          914,074         1,652,970
     Pioneer VCT Mid Cap Value Investment Option................       238,621         4,512,740          463,001           344,850
     The Merger Fund VL Investment Option.......................       185,866         2,020,910          342,008           327,976
     Vanguard VIF Mid-Cap Index Investment Option...............       294,616         5,603,273          849,617           544,269
     Vanguard VIF Total Stock Market Index Investment Option....       645,698        20,993,863        5,547,926         4,507,359

                                     49

          BRIGHTHOUSE FUND UL FOR VARIABLE LIFE INSURANCE
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7.  SCHEDULES OF UNITS
    FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018:

                                         AMERICAN FUNDS(R)                                              AMERICAN FUNDS(R)
                                           GLOBAL GROWTH            AMERICAN FUNDS(R) GROWTH              GROWTH-INCOME
                                         INVESTMENT OPTION              INVESTMENT OPTION               INVESTMENT OPTION
                                   -----------------------------  ------------------------------  -----------------------------
                                        2019            2018           2019            2018           2019            2018
                                   --------------  -------------  --------------  --------------  -------------  --------------

Units beginning of year..........       8,184,665      8,815,894      20,346,014      21,848,475     10,986,206      12,212,474
Units issued and transferred
   from other funding options....       1,816,549      1,817,097       5,068,746       5,142,375      2,836,093       2,336,742
Units redeemed and transferred
   to other funding options......     (2,022,346)    (2,448,326)     (6,020,976)     (6,644,836)    (3,445,873)     (3,563,010)
                                   --------------  -------------  --------------  --------------  -------------  --------------
Units end of year................       7,978,868      8,184,665      19,393,784      20,346,014     10,376,426      10,986,206
                                   ==============  =============  ==============  ==============  =============  ==============

                                          BHFTI BLACKROCK               BHFTI BRIGHTHOUSE             BHFTI BRIGHTHOUSE
                                            HIGH YIELD                ASSET ALLOCATION 100             SMALL CAP VALUE
                                         INVESTMENT OPTION              INVESTMENT OPTION             INVESTMENT OPTION
                                   -----------------------------  ----------------------------  -----------------------------
                                       2019            2018            2019          2018            2019           2018
                                   -------------  --------------  -------------  -------------  --------------  -------------

Units beginning of year..........          9,514          10,106      1,524,498      1,912,786       5,215,131      4,727,765
Units issued and transferred
   from other funding options....            268             365        508,043        298,694       1,399,054      2,173,212
Units redeemed and transferred
   to other funding options......          (638)           (957)      (672,604)      (686,982)     (1,547,737)    (1,685,846)
                                   -------------  --------------  -------------  -------------  --------------  -------------
Units end of year................          9,144           9,514      1,359,937      1,524,498       5,066,448      5,215,131
                                   =============  ==============  =============  =============  ==============  =============

                                     BHFTI BRIGHTHOUSE/ABERDEEN            BHFTI CLARION                 BHFTI INVESCO
                                       EMERGING MARKETS EQUITY          GLOBAL REAL ESTATE                 COMSTOCK
                                          INVESTMENT OPTION              INVESTMENT OPTION             INVESTMENT OPTION
                                   ------------------------------  ----------------------------  -----------------------------
                                        2019            2018            2019          2018            2019            2018
                                   --------------  --------------  -------------  -------------  --------------  -------------

Units beginning of year..........       6,611,658       5,624,644      2,919,360      2,602,332       1,760,249      1,763,271
Units issued and transferred
   from other funding options....       1,074,026       3,058,422        534,900      1,237,238         398,644        576,829
Units redeemed and transferred
   to other funding options......     (1,259,267)     (2,071,408)      (615,076)      (920,210)       (378,981)      (579,851)
                                   --------------  --------------  -------------  -------------  --------------  -------------
Units end of year................       6,426,417       6,611,658      2,839,184      2,919,360       1,779,912      1,760,249
                                   ==============  ==============  =============  =============  ==============  =============

                                            BHFTI INVESCO                  BHFTI INVESCO                BHFTI LOOMIS SAYLES
                                            GLOBAL EQUITY                SMALL CAP GROWTH                GLOBAL ALLOCATION
                                          INVESTMENT OPTION              INVESTMENT OPTION               INVESTMENT OPTION
                                   ------------------------------  -----------------------------  ------------------------------
                                        2019            2018            2019           2018            2019            2018
                                   --------------  --------------  --------------  -------------  --------------  --------------

Units beginning of year..........       8,976,431       9,197,418         854,101        848,893       1,774,266       1,930,630
Units issued and transferred
   from other funding options....         958,126       1,271,895         134,274        325,579          36,171          56,210
Units redeemed and transferred
   to other funding options......     (1,564,629)     (1,492,882)       (150,132)      (320,371)       (138,221)       (212,574)
                                   --------------  --------------  --------------  -------------  --------------  --------------
Units end of year................       8,369,928       8,976,431         838,243        854,101       1,672,216       1,774,266
                                   ==============  ==============  ==============  =============  ==============  ==============

                                         BHFTI LOOMIS SAYLES               BHFTI MFS(R)              BHFTI MORGAN STANLEY
                                               GROWTH                 RESEARCH INTERNATIONAL               DISCOVERY
                                          INVESTMENT OPTION              INVESTMENT OPTION             INVESTMENT OPTION
                                   ------------------------------  ----------------------------  -----------------------------
                                        2019            2018            2019          2018            2019           2018
                                   --------------  --------------  -------------  -------------  --------------  -------------

Units beginning of year..........      14,239,754      15,341,867      9,500,374      8,073,075         151,758        255,537
Units issued and transferred
   from other funding options....       1,045,858       1,219,123      1,543,964      4,313,718         271,367        207,530
Units redeemed and transferred
   to other funding options......     (1,919,255)     (2,321,236)    (1,571,059)    (2,886,419)       (105,034)      (311,309)
                                   --------------  --------------  -------------  -------------  --------------  -------------
Units end of year................      13,366,357      14,239,754      9,473,279      9,500,374         318,091        151,758
                                   ==============  ==============  =============  =============  ==============  =============

                                            BHFTI PIMCO                    BHFTI PIMCO                BHFTI T. ROWE PRICE
                                     INFLATION PROTECTED BOND             TOTAL RETURN                  LARGE CAP VALUE
                                         INVESTMENT OPTION              INVESTMENT OPTION              INVESTMENT OPTION
                                   -----------------------------  -----------------------------  -----------------------------
                                        2019           2018            2019           2018            2019           2018
                                   -------------  --------------  --------------  -------------  --------------  -------------

Units beginning of year..........      2,599,508       2,597,935      12,412,200     13,355,407      11,316,528     11,689,847
Units issued and transferred
   from other funding options....        478,859       1,047,061       2,458,811      4,761,654       2,717,025      2,342,243
Units redeemed and transferred
   to other funding options......      (432,536)     (1,045,488)     (3,124,709)    (5,704,861)     (3,634,475)    (2,715,562)
                                   -------------  --------------  --------------  -------------  --------------  -------------
Units end of year................      2,645,831       2,599,508      11,746,302     12,412,200      10,399,078     11,316,528
                                   =============  ==============  ==============  =============  ==============  =============

                                       BHFTII BLACKROCK                BHFTII BLACKROCK               BHFTII BLACKROCK
                                          BOND INCOME                CAPITAL APPRECIATION           ULTRA-SHORT TERM BOND
                                       INVESTMENT OPTION               INVESTMENT OPTION              INVESTMENT OPTION
                                 -----------------------------  ------------------------------  ------------------------------
                                      2019           2018            2019            2018            2019            2018
                                 --------------  -------------  --------------  --------------  --------------  --------------

Units beginning of year........         100,971        109,204      12,968,339      14,041,024      15,137,726      14,142,221
Units issued and transferred
   from other funding options..          81,464         20,366       1,383,056       1,412,723       6,580,484      11,927,802
Units redeemed and transferred
   to other funding options....        (96,204)       (28,599)     (2,317,188)     (2,485,408)     (8,818,275)    (10,932,297)
                                 --------------  -------------  --------------  --------------  --------------  --------------
Units end of year..............          86,231        100,971      12,034,207      12,968,339      12,899,935      15,137,726
                                 ==============  =============  ==============  ==============  ==============  ==============

                                      BHFTII BRIGHTHOUSE              BHFTII BRIGHTHOUSE             BHFTII BRIGHTHOUSE
                                      ASSET ALLOCATION 20             ASSET ALLOCATION 40            ASSET ALLOCATION 60
                                       INVESTMENT OPTION               INVESTMENT OPTION              INVESTMENT OPTION
                                 -----------------------------  ------------------------------  ------------------------------
                                      2019           2018            2019            2018            2019            2018
                                 -------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year........        553,837         521,448         796,270         873,439       3,648,282       3,776,290
Units issued and transferred
   from other funding options..         89,866          76,754         213,408          81,074         165,849         348,731
Units redeemed and transferred
   to other funding options....       (63,973)        (44,365)       (196,838)       (158,243)       (404,144)       (476,739)
                                 -------------  --------------  --------------  --------------  --------------  --------------
Units end of year..............        579,730         553,837         812,840         796,270       3,409,987       3,648,282
                                 =============  ==============  ==============  ==============  ==============  ==============

                                     50

                                     51

          BRIGHTHOUSE FUND UL FOR VARIABLE LIFE INSURANCE
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018:

                                                                                                     BHFTII BRIGHTHOUSE/
                                      BHFTII BRIGHTHOUSE             BHFTII BRIGHTHOUSE/           WELLINGTON CORE EQUITY
                                      ASSET ALLOCATION 80            WELLINGTON BALANCED                OPPORTUNITIES
                                       INVESTMENT OPTION              INVESTMENT OPTION               INVESTMENT OPTION
                                 -----------------------------  ------------------------------  -----------------------------
                                     2019            2018            2019            2018           2019            2018
                                 -------------  --------------  --------------  --------------  -------------  --------------

Units beginning of year........      3,853,037       4,524,135       5,167,276       5,550,602      2,223,603       2,407,112
Units issued and transferred
   from other funding options..        416,195         593,092         602,548         851,559        936,170         489,812
Units redeemed and transferred
   to other funding options....      (470,921)     (1,264,190)       (884,038)     (1,234,885)      (971,259)       (673,321)
                                 -------------  --------------  --------------  --------------  -------------  --------------
Units end of year..............      3,798,311       3,853,037       4,885,786       5,167,276      2,188,514       2,223,603
                                 =============  ==============  ==============  ==============  =============  ==============

                                        BHFTII FRONTIER                                                BHFTII METLIFE
                                        MID CAP GROWTH              BHFTII JENNISON GROWTH          AGGREGATE BOND INDEX
                                       INVESTMENT OPTION               INVESTMENT OPTION              INVESTMENT OPTION
                                 -----------------------------  ------------------------------  -----------------------------
                                      2019           2018            2019            2018            2019            2018
                                 --------------  -------------  --------------  --------------  --------------  -------------

Units beginning of year........       1,939,601      2,319,312       9,069,814       9,814,720           6,680          7,004
Units issued and transferred
   from other funding options..         292,904        547,202         680,654       1,161,152              66             94
Units redeemed and transferred
   to other funding options....       (699,275)      (926,913)     (1,217,713)     (1,906,058)           (410)          (418)
                                 --------------  -------------  --------------  --------------  --------------  -------------
Units end of year..............       1,533,230      1,939,601       8,532,755       9,069,814           6,336          6,680
                                 ==============  =============  ==============  ==============  ==============  =============

                                           BHFTII METLIFE                 BHFTII METLIFE                 BHFTII METLIFE
                                         MSCI EAFE(R) INDEX            RUSSELL 2000(R) INDEX               STOCK INDEX
                                          INVESTMENT OPTION              INVESTMENT OPTION              INVESTMENT OPTION
                                   ------------------------------  -----------------------------  -----------------------------
                                        2019            2018            2019           2018            2019           2018
                                   --------------  --------------  --------------  -------------  --------------  -------------

Units beginning of year..........         386,643         376,410       6,731,868      6,916,999      24,864,683     24,351,227
Units issued and transferred
   from other funding options....          73,359          88,296       1,639,863      1,518,452       2,474,556      6,897,419
Units redeemed and transferred
   to other funding options......        (88,365)        (78,063)     (1,558,772)    (1,703,583)     (3,259,656)    (6,383,963)
                                   --------------  --------------  --------------  -------------  --------------  -------------
Units end of year................         371,637         386,643       6,812,959      6,731,868      24,079,583     24,864,683
                                   ==============  ==============  ==============  =============  ==============  =============

                                                                                                    BHFTII T. ROWE PRICE
                                    BHFTII MFS(R) TOTAL RETURN        BHFTII MFS(R) VALUE             LARGE CAP GROWTH
                                         INVESTMENT OPTION             INVESTMENT OPTION              INVESTMENT OPTION
                                   ----------------------------  -----------------------------  -----------------------------
                                        2019          2018            2019           2018            2019           2018
                                   -------------  -------------  --------------  -------------  --------------  -------------

Units beginning of year..........     12,680,311     13,485,375       8,803,796      9,064,484       3,257,076      3,379,986
Units issued and transferred
   from other funding options....      2,313,020      2,811,043       1,571,129      2,707,300         352,513      1,163,271
Units redeemed and transferred
   to other funding options......    (2,970,841)    (3,616,107)     (2,238,512)    (2,967,988)       (727,117)    (1,286,181)
                                   -------------  -------------  --------------  -------------  --------------  -------------
Units end of year................     12,022,490     12,680,311       8,136,413      8,803,796       2,882,472      3,257,076
                                   =============  =============  ==============  =============  ==============  =============

                                                                     BHFTII WESTERN ASSET            BHFTII WESTERN ASSET
                                     BHFTII T. ROWE PRICE            MANAGEMENT STRATEGIC                 MANAGEMENT
                                       SMALL CAP GROWTH               BOND OPPORTUNITIES                U.S. GOVERNMENT
                                       INVESTMENT OPTION               INVESTMENT OPTION               INVESTMENT OPTION
                                 ------------------------------  -----------------------------  ------------------------------
                                      2019            2018           2019            2018            2019            2018
                                 --------------  --------------  -------------  --------------  --------------  --------------

Units beginning of year........       3,778,466       4,216,442      8,095,764       8,701,149      15,031,615      13,207,439
Units issued and transferred
   from other funding options..         558,806       1,057,668      1,501,030       1,933,063       1,781,730       8,083,573
Units redeemed and transferred
   to other funding options....       (874,663)     (1,495,644)    (1,591,779)     (2,538,448)     (2,491,487)     (6,259,397)
                                 --------------  --------------  -------------  --------------  --------------  --------------
Units end of year..............       3,462,609       3,778,466      8,005,015       8,095,764      14,321,858      15,031,615
                                 ==============  ==============  =============  ==============  ==============  ==============

                                  FIDELITY(R) VIP CONTRAFUND     FIDELITY(R) VIP EQUITY-INCOME    FIDELITY(R) VIP HIGH INCOME
                                       INVESTMENT OPTION               INVESTMENT OPTION               INVESTMENT OPTION
                                 ------------------------------  ------------------------------  ----------------------------
                                      2019            2018            2019            2018           2019           2018
                                 --------------  --------------  --------------  --------------  -------------  -------------

Units beginning of year........       8,808,597       8,801,128       6,748,879       7,475,690      1,232,025      1,419,308
Units issued and transferred
   from other funding options..       1,907,364       2,946,246         275,547         296,320         72,474        204,214
Units redeemed and transferred
   to other funding options....     (1,959,180)     (2,938,777)       (626,163)     (1,023,131)      (162,746)      (391,497)
                                 --------------  --------------  --------------  --------------  -------------  -------------
Units end of year..............       8,756,781       8,808,597       6,398,263       6,748,879      1,141,753      1,232,025
                                 ==============  ==============  ==============  ==============  =============  =============

                                                                          FTVIPT FRANKLIN               FTVIPT TEMPLETON
                                      FIDELITY(R) VIP MID CAP        SMALL-MID CAP GROWTH VIP              FOREIGN VIP
                                         INVESTMENT OPTION               INVESTMENT OPTION              INVESTMENT OPTION
                                   -----------------------------  ------------------------------  -----------------------------
                                        2019            2018           2019            2018            2019           2018
                                   --------------  -------------   -------------  --------------  -------------  --------------

Units beginning of year..........       4,555,037      3,991,668       2,563,270       3,010,899     10,223,540       9,474,372
Units issued and transferred
   from other funding options....       1,120,032      1,773,565         561,694       1,252,367      3,527,804       5,047,019
Units redeemed and transferred
   to other funding options......     (1,103,491)    (1,210,196)       (734,604)     (1,699,996)    (2,747,426)     (4,297,851)
                                   --------------  -------------   -------------  --------------  -------------  --------------
Units end of year................       4,571,578      4,555,037       2,390,360       2,563,270     11,003,918      10,223,540
                                   ==============  =============   =============  ==============  =============  ==============

                                         FTVIPT TEMPLETON                 GOLDMAN SACHS
                                          GLOBAL BOND VIP               STRATEGIC GROWTH           JANUS HENDERSON ENTERPRISE
                                         INVESTMENT OPTION              INVESTMENT OPTION               INVESTMENT OPTION
                                   -----------------------------  ------------------------------  -----------------------------
                                        2019           2018            2019            2018           2019            2018
                                   --------------  -------------  --------------  --------------  -------------  --------------

Units beginning of year..........         388,844        391,897       2,109,325       2,379,144      3,768,895       4,102,805
Units issued and transferred
   from other funding options....          38,408         48,942         273,641         224,621        387,584         290,707
Units redeemed and transferred
   to other funding options......        (48,849)       (51,995)       (332,127)       (494,440)      (822,359)       (624,617)
                                   --------------  -------------  --------------  --------------  -------------  --------------
Units end of year................         378,403        388,844       2,050,839       2,109,325      3,334,120       3,768,895
                                   ==============  =============  ==============  ==============  =============  ==============

                                     52

                                     53

          BRIGHTHOUSE FUND UL FOR VARIABLE LIFE INSURANCE
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7.  SCHEDULES OF UNITS -- (CONCLUDED)
    FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018:

                                       LMPVET CLEARBRIDGE             LMPVET CLEARBRIDGE             LMPVET CLEARBRIDGE
                                   VARIABLE AGGRESSIVE GROWTH     VARIABLE DIVIDEND STRATEGY      VARIABLE LARGE CAP GROWTH
                                        INVESTMENT OPTION              INVESTMENT OPTION              INVESTMENT OPTION
                                   ----------------------------  -----------------------------  -----------------------------
                                       2019            2018           2019           2018            2019           2018
                                   -------------  -------------  --------------  -------------  -------------  --------------

Units beginning of year..........      4,510,836      5,118,575       1,016,599      1,081,299      3,480,453       4,063,838
Units issued and transferred
   from other funding options....        992,022        891,708         295,175        116,554        665,830         651,838
Units redeemed and transferred
   to other funding options......    (1,468,285)    (1,499,447)       (414,158)      (181,254)    (1,065,937)     (1,235,223)
                                   -------------  -------------  --------------  -------------  -------------  --------------
Units end of year................      4,034,573      4,510,836         897,616      1,016,599      3,080,346       3,480,453
                                   =============  =============  ==============  =============  =============  ==============

                                        LMPVET CLEARBRIDGE             LMPVET QS VARIABLE             LMPVET QS VARIABLE
                                     VARIABLE LARGE CAP VALUE                GROWTH                     MODERATE GROWTH
                                         INVESTMENT OPTION              INVESTMENT OPTION              INVESTMENT OPTION
                                   -----------------------------  -----------------------------  -----------------------------
                                        2019           2018            2019           2018            2019           2018
                                   --------------  -------------  --------------  -------------  -------------  --------------

Units beginning of year..........       3,892,456      3,961,491         114,895        119,148         24,899          29,682
Units issued and transferred
   from other funding options....         441,243        812,684         113,576         25,979         12,258          14,190
Units redeemed and transferred
   to other funding options......       (781,113)      (881,719)       (116,499)       (30,232)       (14,206)        (18,973)
                                   --------------  -------------  --------------  -------------  -------------  --------------
Units end of year................       3,552,586      3,892,456         111,972        114,895         22,951          24,899
                                   ==============  =============  ==============  =============  =============  ==============

                                       LMPVIT WESTERN ASSET
                                             CORE PLUS               PIONEER VCT MID CAP VALUE         THE MERGER FUND VL
                                         INVESTMENT OPTION               INVESTMENT OPTION              INVESTMENT OPTION
                                   -----------------------------  ------------------------------  -----------------------------
                                        2019            2018           2019            2018           2019            2018
                                   --------------  -------------  --------------  --------------  -------------  --------------

Units beginning of year..........       3,758,910      3,432,032       1,917,722       1,975,101      1,382,501       1,231,316
Units issued and transferred
   from other funding options....       1,030,609      1,754,040         517,319         718,303        360,085         779,053
Units redeemed and transferred
   to other funding options......     (1,461,557)    (1,427,162)       (520,029)       (775,682)      (392,271)       (627,868)
                                   --------------  -------------  --------------  --------------  -------------  --------------
Units end of year................       3,327,962      3,758,910       1,915,012       1,917,722      1,350,315       1,382,501
                                   ==============  =============  ==============  ==============  =============  ==============

                                                                    VANGUARD VIF TOTAL STOCK
                                    VANGUARD VIF MID-CAP INDEX            MARKET INDEX
                                         INVESTMENT OPTION              INVESTMENT OPTION
                                   -----------------------------  -----------------------------
                                        2019           2018            2019           2018
                                   -------------  --------------  --------------  -------------

Units beginning of year..........      2,285,416       2,531,748       8,764,071      8,924,880
Units issued and transferred
   from other funding options....        571,196         369,832       2,586,936      2,698,914
Units redeemed and transferred
   to other funding options......      (615,119)       (616,164)     (2,495,138)    (2,859,723)
                                   -------------  --------------  --------------  -------------
Units end of year................      2,241,493       2,285,416       8,855,869      8,764,071
                                   =============  ==============  ==============  =============

                                     54

                                     55

          BRIGHTHOUSE FUND UL FOR VARIABLE LIFE INSURANCE
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8.  FINANCIAL HIGHLIGHTS

The Company sells a number of variable life products which have unique combinations of features and fees, some of which directly affect the unit values of the Investment Options. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the
Policies, net investment income ratios, and expense ratios, excluding expenses for the underlying fund or portfolio, for the respective stated periods in the five years ended December 31, 2019:

                                                           AS OF DECEMBER 31
                                                --------------------------------------
                                                              UNIT VALUE
                                                               LOWEST TO        NET
                                                    UNITS     HIGHEST ($)   ASSETS ($)
                                                -----------  ------------  -----------

  American Funds(R) Global Growth         2019    7,978,868   2.73 - 4.12   24,199,261
     Investment Option                    2018    8,184,665   2.03 - 3.06   19,016,432
                                          2017    8,815,894   2.24 - 3.39   23,586,576
                                          2016    8,511,542   1.71 - 2.60   19,130,699
                                          2015    8,611,964   1.70 - 2.60   20,519,416

  American Funds(R) Growth                2019   19,393,784   3.11 - 3.75   63,091,053
     Investment Option                    2018   20,346,014   2.39 - 2.88   51,875,677
                                          2017   21,848,475   2.40 - 2.91   57,737,288
                                          2016   23,313,449   1.88 - 2.28   49,757,387
                                          2015   25,487,887   1.73 - 2.10   51,306,060

  American Funds(R) Growth-Income         2019   10,376,426   2.93 - 3.54   32,000,652
     Investment Option                    2018   10,986,206   2.34 - 2.82   27,398,201
                                          2017   12,212,474   2.39 - 2.89   31,750,812
                                          2016   12,574,992   1.96 - 2.38   27,782,989
                                          2015   13,256,281   1.76 - 2.15   26,833,760

  BHFTI BlackRock High Yield              2019        9,144         10.87       99,385
     Investment Option                    2018        9,514   2.41 - 9.49       90,324
                                          2017       10,106   2.51 - 9.79       98,972
                                          2016       10,352   2.35 - 9.11       94,281
                                          2015       13,006   2.09 - 8.01       91,494

  BHFTI Brighthouse Asset Allocation 100  2019    1,359,937   2.23 - 2.48    3,170,399
     Investment Option                    2018    1,524,498   1.78 - 1.95    2,794,311
                                          2017    1,912,786   1.98 - 2.19    3,920,559
                                          2016    1,611,309   1.62 - 1.79    2,696,014
                                          2015    1,667,532   1.50 - 1.65    2,603,404

  BHFTI Brighthouse Small Cap Value       2019    5,066,448   2.31 - 3.80   12,655,826
     Investment Option                    2018    5,215,131   1.80 - 2.97   10,665,896
                                          2017    4,727,765   2.13 - 3.53   13,144,758
                                          2016    4,590,962   1.92 - 3.18   12,739,542
                                          2015    4,544,804   1.47 - 2.44   10,129,517

  BHFTI Brighthouse/Aberdeen              2019    6,426,417   1.12 - 2.97    7,626,452
     Emerging Markets Equity              2018    6,611,658   0.93 - 2.47    6,779,923
     Investment Option                    2017    5,624,644   1.09 - 2.89    8,299,654
                                          2016    5,102,603   0.85 - 2.26    6,635,592
                                          2015    4,857,396   0.77 - 2.04    6,798,272

  BHFTI Clarion Global Real Estate        2019    2,839,184   1.79 - 2.43    5,625,392
     Investment Option                    2018    2,919,360   1.43 - 1.95    4,718,284
                                          2017    2,602,332   1.57 - 2.14    4,922,582
                                          2016    2,646,319   1.42 - 1.94    4,610,535
                                          2015    2,840,857   1.41 - 1.93    5,245,188

                                                           FOR THE YEAR ENDED DECEMBER 31
                                                --------------------------------------------------
                                                INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                                   INCOME          LOWEST TO          LOWEST TO
                                                  RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                                -------------  ----------------  -----------------

  American Funds(R) Global Growth         2019      1.12         0.00 - 0.90         34.06 - 35.28
     Investment Option                    2018      0.65         0.00 - 0.90       (9.86) - (9.04)
                                          2017      0.66         0.20 - 0.90         30.30 - 31.21
                                          2016      0.91         0.20 - 0.90         (0.28) - 0.42
                                          2015      1.01         0.20 - 0.90           5.98 - 6.72

  American Funds(R) Growth                2019      0.75         0.00 - 0.90         29.60 - 30.77
     Investment Option                    2018      0.42         0.00 - 0.90       (1.15) - (0.25)
                                          2017      0.50         0.20 - 0.90         27.15 - 28.04
                                          2016      0.77         0.20 - 0.90           8.51 - 9.27
                                          2015      0.60         0.20 - 0.90           5.90 - 6.64

  American Funds(R) Growth-Income         2019      1.67         0.00 - 0.90         25.01 - 26.14
     Investment Option                    2018      1.36         0.00 - 0.90       (2.67) - (1.79)
                                          2017      1.39         0.20 - 0.90         21.29 - 22.14
                                          2016      1.48         0.20 - 0.90         10.52 - 11.30
                                          2015      1.31         0.20 - 0.90           0.55 - 1.25

  BHFTI BlackRock High Yield              2019      5.97                0.49                 14.48
     Investment Option                    2018      5.14         0.49 - 1.30       (3.85) - (3.06)
                                          2017      5.54         0.49 - 1.30           6.67 - 7.54
                                          2016      6.83         0.49 - 1.30         12.79 - 13.71
                                          2015      8.19         0.49 - 1.30       (4.98) - (4.21)

  BHFTI Brighthouse Asset Allocation 100  2019      1.50         0.00 - 1.30         25.84 - 27.48
     Investment Option                    2018      1.05         0.20 - 1.30     (11.23) - (10.24)
                                          2017      1.22         0.20 - 1.30         21.35 - 22.69
                                          2016      2.26         0.20 - 1.30           7.57 - 8.76
                                          2015      1.26         0.20 - 1.30       (3.27) - (2.20)

  BHFTI Brighthouse Small Cap Value       2019      0.89         0.00 - 0.90         27.62 - 28.78
     Investment Option                    2018      1.04         0.00 - 0.90     (16.00) - (15.23)
                                          2017      0.90         0.20 - 0.90         10.70 - 11.48
                                          2016      1.04         0.20 - 0.90         30.08 - 30.99
                                          2015      0.09         0.20 - 0.90       (6.26) - (5.60)

  BHFTI Brighthouse/Aberdeen              2019      1.84         0.00 - 0.90         19.67 - 20.98
     Emerging Markets Equity              2018      2.76         0.00 - 0.90     (14.95) - (13.92)
     Investment Option                    2017      1.24         0.20 - 0.90         27.18 - 28.33
                                          2016      1.13         0.20 - 0.90         10.50 - 11.61
                                          2015      2.03         0.20 - 0.90     (14.58) - (13.83)

  BHFTI Clarion Global Real Estate        2019      3.29         0.00 - 0.90         23.98 - 25.10
     Investment Option                    2018      6.25         0.20 - 0.90       (9.18) - (8.54)
                                          2017      3.72         0.20 - 0.90          9.98 - 10.75
                                          2016      2.34         0.20 - 0.90           0.25 - 0.95
                                          2015      3.96         0.20 - 0.90       (2.11) - (1.42)

                                     56

          BRIGHTHOUSE FUND UL FOR VARIABLE LIFE INSURANCE
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                         AS OF DECEMBER 31
                                              --------------------------------------
                                                            UNIT VALUE
                                                             LOWEST TO        NET
                                                  UNITS     HIGHEST ($)   ASSETS ($)
                                              -----------  ------------  -----------

  BHFTI Invesco Comstock                2019    1,779,912   2.62 - 3.67    5,188,598
     Investment Option                  2018    1,760,249   2.10 - 2.96    4,262,798
                                        2017    1,763,271   2.40 - 3.39    5,247,598
                                        2016    1,919,090   2.04 - 2.89    4,958,756
                                        2015    1,934,442   1.77 - 2.48    4,467,061

  BHFTI Invesco Global Equity           2019    8,369,928   1.53 - 8.23   24,166,978
     Investment Option                  2018    8,976,431   1.18 - 6.27   19,664,987
                                        2017    9,197,418   1.37 - 7.25   23,750,003
                                        2016    9,781,362   1.01 - 5.32   18,817,353
                                        2015    9,570,503   1.02 - 5.33   20,501,475

  BHFTI Invesco Small Cap Growth        2019      838,243   3.22 - 4.00    2,896,257
     Investment Option                  2018      854,101   2.60 - 3.23    2,404,166
                                        2017      848,893   2.86 - 3.56    2,701,903
                                        2016      946,066   2.29 - 2.85    2,452,851
                                        2015    1,068,307   2.05 - 2.57    2,523,457

  BHFTI Loomis Sayles Global            2019    1,672,216   2.50 - 9.12    6,054,251
     Allocation Investment Option       2018    1,774,266   1.96 - 7.17    5,021,442
                                        2017    1,930,630   2.08 - 7.61    5,711,060
                                        2016    2,113,405   1.70 - 6.21    5,045,426
                                        2015    2,344,539   1.62 - 5.95    5,343,828

  BHFTI Loomis Sayles Growth            2019   13,366,357  1.88 - 13.09   29,653,804
     Investment Option                  2018   14,239,754  1.53 - 10.63   25,571,932
                                        2017   15,341,867  1.65 - 11.48   29,814,558
                                        2016   16,570,614   1.40 - 9.73   27,321,992
                                        2015   17,902,608   1.38 - 9.50   29,123,872

  BHFTI MFS(R) Research International   2019    9,473,279   1.46 - 2.77   14,152,122
     Investment Option                  2018    9,500,374   1.14 - 2.17   11,234,431
                                        2017    8,073,075   1.33 - 2.54   12,128,858
                                        2016    7,626,892   1.05 - 1.99    9,900,418
                                        2015    5,560,212   1.06 - 2.02    8,281,246

  BHFTI Morgan Stanley Discovery        2019      318,091   2.70 - 3.42    1,086,409
     Investment Option                  2018      151,758   1.94 - 2.44      370,622
                                        2017      255,537   1.78 - 2.22      556,986
                                        2016      124,041   1.26 - 1.59      172,971
                                        2015      133,065   1.39 - 1.74      189,531

  BHFTI PIMCO Inflation Protected Bond  2019    2,645,831   1.38 - 1.58    3,778,464
     Investment Option                  2018    2,599,508   1.27 - 1.46    3,442,983
                                        2017    2,597,935   1.31 - 1.50    3,598,462
                                        2016    2,506,093   1.27 - 1.46    3,395,727
                                        2015    2,596,356   1.21 - 1.39    3,410,485

  BHFTI PIMCO Total Return              2019   11,746,302   1.65 - 2.52   27,481,106
     Investment Option                  2018   12,412,200   1.52 - 2.32   26,374,811
                                        2017   13,355,407   1.53 - 2.25   28,029,287
                                        2016   13,715,485   1.47 - 2.15   27,276,736
                                        2015   14,773,146   1.44 - 2.10   28,653,053

                                                         FOR THE YEAR ENDED DECEMBER 31
                                              --------------------------------------------------
                                              INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                                 INCOME          LOWEST TO          LOWEST TO
                                                RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                              -------------  ----------------  -----------------

  BHFTI Invesco Comstock                2019      2.10         0.00 - 0.90         23.84 - 24.95
     Investment Option                  2018      0.62         0.00 - 0.90     (12.95) - (12.15)
                                        2017      2.25         0.20 - 0.90         16.97 - 17.78
                                        2016      2.67         0.20 - 0.90         16.25 - 17.06
                                        2015      2.88         0.20 - 0.90       (6.81) - (6.16)

  BHFTI Invesco Global Equity           2019      1.02         0.00 - 0.90         30.39 - 31.64
     Investment Option                  2018      1.21         0.20 - 0.90     (13.93) - (13.14)
                                        2017      1.09         0.20 - 0.90         35.51 - 36.85
                                        2016      1.16         0.20 - 0.90         (0.67) - 0.29
                                        2015      1.17         0.20 - 0.90           3.00 - 3.97

  BHFTI Invesco Small Cap Growth        2019        --         0.00 - 1.30         23.03 - 24.64
     Investment Option                  2018        --         0.20 - 1.30       (9.96) - (8.96)
                                        2017        --         0.20 - 1.30         23.99 - 25.36
                                        2016        --         0.20 - 1.30         10.28 - 11.50
                                        2015      0.15         0.20 - 1.30       (2.69) - (1.62)

  BHFTI Loomis Sayles Global            2019      1.74         0.25 - 0.90         26.72 - 27.54
     Allocation Investment Option       2018      2.10         0.25 - 0.90       (6.05) - (5.44)
                                        2017      1.61         0.25 - 0.90         22.23 - 23.02
                                        2016      1.92         0.25 - 0.90           4.09 - 4.76
                                        2015      1.81         0.25 - 0.90           0.56 - 1.22

  BHFTI Loomis Sayles Growth            2019      1.05         0.00 - 0.90         22.72 - 23.83
     Investment Option                  2018      0.80         0.20 - 0.90       (7.65) - (7.00)
                                        2017      0.94         0.20 - 0.90         17.64 - 18.46
                                        2016      0.66         0.20 - 1.30           1.65 - 2.78
                                        2015      0.42         0.20 - 1.30       (5.05) - (4.00)

  BHFTI MFS(R) Research International   2019      1.33         0.00 - 1.30         26.66 - 28.31
     Investment Option                  2018      2.04         0.00 - 1.30     (15.11) - (14.00)
                                        2017      1.75         0.20 - 1.30         26.50 - 27.90
                                        2016      1.98         0.20 - 1.30       (2.16) - (1.07)
                                        2015      2.76         0.20 - 1.30       (3.04) - (1.97)

  BHFTI Morgan Stanley Discovery        2019        --         0.20 - 0.85         38.94 - 39.85
     Investment Option                  2018        --         0.20 - 0.85           9.21 - 9.93
                                        2017      0.17         0.20 - 0.85         38.73 - 39.63
                                        2016        --         0.20 - 0.90       (9.28) - (8.64)
                                        2015        --         0.20 - 0.90       (5.87) - (5.21)

  BHFTI PIMCO Inflation Protected Bond  2019      3.57         0.00 - 1.30           7.09 - 8.49
     Investment Option                  2018      1.82         0.20 - 1.30       (3.40) - (2.32)
                                        2017      1.80         0.20 - 1.30           2.47 - 3.60
                                        2016        --         0.20 - 1.30           3.81 - 4.96
                                        2015      5.07         0.20 - 1.15       (4.02) - (3.11)

  BHFTI PIMCO Total Return              2019      2.86         0.00 - 0.90           7.49 - 8.46
     Investment Option                  2018      1.34         0.00 - 0.90       (1.13) - (0.23)
                                        2017      1.73         0.20 - 0.90           3.57 - 4.29
                                        2016      2.53         0.20 - 0.90           1.69 - 2.40
                                        2015      5.11         0.20 - 0.90       (0.89) - (0.19)

                                     57

          BRIGHTHOUSE FUND UL FOR VARIABLE LIFE INSURANCE
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                           AS OF DECEMBER 31
                                                --------------------------------------
                                                              UNIT VALUE
                                                               LOWEST TO        NET
                                                    UNITS     HIGHEST ($)   ASSETS ($)
                                                -----------  ------------  -----------

  BHFTI T. Rowe Price Large Cap Value     2019   10,399,078   2.49 - 6.45   30,805,860
     Investment Option                    2018   11,316,528   1.98 - 5.13   27,116,070
                                          2017   11,689,847   2.18 - 5.67   32,762,191
                                          2016   11,157,514   1.87 - 4.87   30,560,981
                                          2015   12,050,462   1.62 - 4.23   30,283,793

  BHFTII BlackRock Bond Income            2019       86,231   2.11 - 2.19      183,129
     Investment Option                    2018      100,971   1.95 - 2.02      200,772
                                          2017      109,204   1.98 - 2.05      221,887
                                          2016      129,882   1.83 - 1.99      250,889
                                          2015      187,394   1.80 - 1.95      358,526

  BHFTII BlackRock Capital Appreciation   2019   12,034,207   1.81 - 5.40   38,428,618
     Investment Option                    2018   12,968,339   1.38 - 4.09   31,024,923
                                          2017   14,041,024   1.36 - 4.01   32,402,041
                                          2016   16,039,769   1.02 - 3.02   26,281,394
                                          2015   18,172,879   1.03 - 3.03   28,407,113

  BHFTII BlackRock Ultra-Short            2019   12,899,935   1.02 - 2.10   13,836,077
     Term Bond Investment Option          2018   15,137,726   1.00 - 2.07   15,918,652
                                          2017   14,142,221   0.99 - 2.04   14,970,643
                                          2016   16,754,180   0.98 - 2.04   18,878,622
                                          2015   18,361,993   0.98 - 2.04   22,110,237

  BHFTII Brighthouse Asset Allocation 20  2019      579,730   1.63 - 1.80      983,731
     Investment Option                    2018      553,837   1.48 - 1.62      848,470
                                          2017      521,448   1.53 - 1.68      820,045
                                          2016      712,703   1.44 - 1.58    1,056,171
                                          2015      657,516   1.38 - 1.52      964,172

  BHFTII Brighthouse Asset Allocation 40  2019      812,840   1.82 - 2.01    1,532,011
     Investment Option                    2018      796,270   1.60 - 1.75    1,306,691
                                          2017      873,439   1.68 - 1.84    1,508,923
                                          2016      955,681   1.53 - 1.68    1,516,325
                                          2015      964,982   1.45 - 1.59    1,459,426

  BHFTII Brighthouse Asset Allocation 60  2019    3,409,987   1.79 - 2.07    6,738,026
     Investment Option                    2018    3,648,282   1.52 - 1.74    6,060,870
                                          2017    3,776,290   1.64 - 1.85    6,697,960
                                          2016    3,900,796   1.45 - 1.62    6,056,171
                                          2015    4,069,275   1.37 - 1.51    5,873,781

  BHFTII Brighthouse Asset Allocation 80  2019    3,798,311   2.12 - 2.35    8,442,005
     Investment Option                    2018    3,853,037   1.74 - 1.91    6,962,847
                                          2017    4,524,135   1.92 - 2.09    8,977,329
                                          2016    4,273,780   1.62 - 1.77    7,202,745
                                          2015    4,563,802   1.51 - 1.64    7,214,481

  BHFTII Brighthouse/Wellington           2019    4,885,786   2.35 - 4.59   13,393,136
     Balanced Investment Option           2018    5,167,276   1.92 - 3.75   11,522,106
                                          2017    5,550,602   2.00 - 3.92   12,904,218
                                          2016    5,685,352   1.75 - 3.43   11,653,088
                                          2015    6,048,768   1.64 - 3.22   11,700,254

                                                          FOR THE YEAR ENDED DECEMBER 31
                                                -------------------------------------------------
                                                INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                                   INCOME          LOWEST TO         LOWEST TO
                                                  RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                                -------------  ----------------  ----------------

  BHFTI T. Rowe Price Large Cap Value     2019      2.16         0.00 - 1.30        24.98 - 26.62
     Investment Option                    2018      1.84         0.00 - 1.30     (10.24) - (9.06)
                                          2017      2.07         0.20 - 1.30        15.56 - 16.83
                                          2016      2.79         0.20 - 1.30        14.56 - 15.83
                                          2015      1.62         0.20 - 1.30      (4.73) - (3.68)

  BHFTII BlackRock Bond Income            2019      3.57         1.15 - 1.30          8.41 - 8.57
     Investment Option                    2018      3.36         1.15 - 1.30      (1.65) - (1.50)
                                          2017      3.21         1.15 - 1.30          2.76 - 2.92
                                          2016      3.07         1.15 - 1.30          1.79 - 1.94
                                          2015      3.54         1.15 - 1.30      (0.71) - (0.56)

  BHFTII BlackRock Capital Appreciation   2019      0.22         0.00 - 1.30        31.14 - 32.85
     Investment Option                    2018      0.12         0.00 - 1.30          1.09 - 2.43
                                          2017      0.10         0.20 - 1.30        32.21 - 33.66
                                          2016        --         0.20 - 1.30      (1.21) - (0.11)
                                          2015        --         0.20 - 1.30          4.91 - 6.07

  BHFTII BlackRock Ultra-Short            2019      1.77         0.00 - 1.30          0.81 - 2.13
     Term Bond Investment Option          2018      1.03         0.20 - 1.30          0.48 - 1.60
                                          2017      0.34         0.20 - 1.30        (0.41) - 0.69
                                          2016      0.07         0.20 - 1.30        (0.95) - 0.15
                                          2015        --         0.20 - 1.30      (1.29) - (0.20)

  BHFTII Brighthouse Asset Allocation 20  2019      2.19         0.00 - 1.30        10.29 - 11.74
     Investment Option                    2018      2.16         0.20 - 1.30      (3.88) - (2.81)
                                          2017      2.18         0.20 - 1.30          5.55 - 6.72
                                          2016      3.13         0.20 - 1.30          3.18 - 4.32
                                          2015      2.08         0.20 - 1.30      (1.87) - (0.78)

  BHFTII Brighthouse Asset Allocation 40  2019      2.15         0.00 - 1.30        14.10 - 15.60
     Investment Option                    2018      2.01         0.20 - 1.15      (5.50) - (4.59)
                                          2017      1.95         0.20 - 1.30         9.22 - 10.42
                                          2016      3.41         0.20 - 1.30          4.72 - 5.88
                                          2015      0.29         0.20 - 1.30      (2.35) - (1.27)

  BHFTII Brighthouse Asset Allocation 60  2019      1.92         0.20 - 1.30        17.88 - 19.18
     Investment Option                    2018      1.63         0.20 - 1.30      (7.34) - (6.31)
                                          2017      1.71         0.20 - 1.30        13.25 - 14.50
                                          2016      3.12         0.20 - 1.30          5.72 - 6.89
                                          2015      0.55         0.20 - 1.30      (2.54) - (1.46)

  BHFTII Brighthouse Asset Allocation 80  2019      1.74         0.00 - 1.30        22.13 - 23.73
     Investment Option                    2018      1.29         0.20 - 1.30      (9.31) - (8.30)
                                          2017      1.52         0.20 - 1.30        17.63 - 18.92
                                          2016      2.92         0.20 - 1.30          6.74 - 7.92
                                          2015      0.33         0.20 - 1.30      (2.97) - (1.89)

  BHFTII Brighthouse/Wellington           2019      2.19         0.00 - 0.90        21.89 - 22.99
     Balanced Investment Option           2018      1.74         0.20 - 0.90      (4.63) - (3.96)
                                          2017      1.92         0.20 - 0.90        14.11 - 14.91
                                          2016      2.79         0.20 - 0.90          6.04 - 6.78
                                          2015      1.96         0.20 - 0.90          1.66 - 2.37

                                     58

          BRIGHTHOUSE FUND UL FOR VARIABLE LIFE INSURANCE
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                         AS OF DECEMBER 31
                                              --------------------------------------
                                                            UNIT VALUE
                                                             LOWEST TO        NET
                                                  UNITS     HIGHEST ($)   ASSETS ($)
                                              -----------  ------------  -----------

  BHFTII Brighthouse/Wellington         2019    2,188,514   2.68 - 3.52    6,408,977
     Core Equity Opportunities          2018    2,223,603   2.07 - 2.71    5,158,745
     Investment Option                  2017    2,407,112   2.10 - 2.73    5,738,782
                                        2016    2,704,451   1.78 - 2.31    5,486,251
                                        2015    1,929,455   1.67 - 2.16    3,848,755

  BHFTII Frontier Mid Cap Growth        2019    1,533,230   1.76 - 2.84    3,880,251
     Investment Option                  2018    1,939,601   1.34 - 2.16    3,660,636
                                        2017    2,319,312   1.43 - 2.32    4,298,726
                                        2016    2,730,937   1.15 - 1.88    3,667,613
                                        2015    2,747,708   1.11 - 1.80    3,214,857

  BHFTII Jennison Growth                2019    8,532,755   3.01 - 8.48   31,611,175
     Investment Option                  2018    9,069,814   2.29 - 6.42   25,175,273
                                        2017    9,814,720   2.30 - 6.44   27,057,399
                                        2016   10,594,431   1.68 - 4.72   21,236,533
                                        2015   11,302,452   1.69 - 4.74   22,612,338

  BHFTII MetLife Aggregate Bond Index   2019        6,336          3.24       20,548
     Investment Option                  2018        6,680          3.00       20,063
                                        2017        7,004          3.03       21,198
                                        2016        7,862          2.95       23,183
                                        2015        8,735          2.90       25,318

  BHFTII MetLife MSCI EAFE(R)  Index    2019      371,637   1.18 - 1.41      510,887
     Investment Option                  2018      386,643   0.98 - 1.16      436,596
                                        2017      376,410   1.14 - 1.35      491,930
                                        2016      345,813   0.89 - 1.08      362,484
                                        2015    2,358,657   0.89 - 1.07    2,482,515

  BHFTII MetLife Russell 2000(R) Index  2019    6,812,959   2.77 - 4.19   19,855,163
     Investment Option                  2018    6,731,868   2.21 - 3.35   16,005,097
                                        2017    6,916,999   2.50 - 3.79   19,148,492
                                        2016    7,231,444   2.19 - 3.32   17,926,149
                                        2015    6,878,506   1.81 - 2.76   15,174,038

  BHFTII MetLife Stock Index            2019   24,079,583   2.63 - 9.24   76,530,153
     Investment Option                  2018   24,864,683   2.02 - 7.09   61,913,788
                                        2017   24,351,227   2.14 - 7.48   70,873,380
                                        2016   23,443,734   1.77 - 6.19   56,490,090
                                        2015   23,413,922   1.60 - 5.57   52,465,433

  BHFTII MFS(R) Total Return            2019   12,022,490   2.11 - 5.28   27,798,571
     Investment Option                  2018   12,680,311   1.76 - 4.42   24,903,299
                                        2017   13,485,375   1.88 - 4.72   29,604,042
                                        2016   13,926,348   1.68 - 4.23   29,438,765
                                        2015   13,134,967   1.55 - 3.90   27,979,703

  BHFTII MFS(R) Value                   2019    8,136,413   2.75 - 3.29   23,151,696
     Investment Option                  2018    8,803,796   2.03 - 2.54   19,487,454
                                        2017    9,064,484   2.29 - 2.85   23,132,101
                                        2016    9,850,465   1.97 - 2.43   22,260,715
                                        2015   10,567,444   1.74 - 2.13   21,680,578

                                                         FOR THE YEAR ENDED DECEMBER 31
                                              --------------------------------------------------
                                              INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                                 INCOME          LOWEST TO          LOWEST TO
                                                RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                              -------------  ----------------  -----------------

  BHFTII Brighthouse/Wellington         2019      1.61         0.00 - 1.30         29.25 - 30.94
     Core Equity Opportunities          2018      1.82         0.20 - 1.30       (1.39) - (0.29)
     Investment Option                  2017      1.56         0.20 - 1.30         17.54 - 18.83
                                        2016      1.82         0.20 - 1.30           1.43 - 7.13
                                        2015      1.76         0.20 - 0.90           1.48 - 2.19

  BHFTII Frontier Mid Cap Growth        2019        --         0.00 - 1.30         31.29 - 33.01
     Investment Option                  2018        --         0.20 - 1.30       (6.99) - (5.95)
                                        2017        --         0.20 - 1.30         23.52 - 24.89
                                        2016        --         0.20 - 1.30           3.93 - 5.08
                                        2015        --         0.20 - 1.30           1.45 - 2.57

  BHFTII Jennison Growth                2019      0.45         0.00 - 0.90         31.64 - 32.83
     Investment Option                  2018      0.35         0.20 - 0.90         (0.55) - 0.15
                                        2017      0.31         0.20 - 0.90         36.10 - 37.05
                                        2016      0.29         0.20 - 0.90       (0.73) - (0.03)
                                        2015      0.27         0.20 - 0.90          9.79 - 10.56

  BHFTII MetLife Aggregate Bond Index   2019      3.16                0.60                  7.99
     Investment Option                  2018      3.04                0.60                (0.78)
                                        2017      3.02                0.60                  2.64
                                        2016      2.73                0.60                  1.74
                                        2015      2.89                0.60                (0.35)

  BHFTII MetLife MSCI EAFE(R)  Index    2019      2.60         0.25 - 0.60         21.20 - 21.63
     Investment Option                  2018      2.90         0.25 - 0.60     (14.43) - (14.13)
                                        2017      2.51         0.25 - 0.60         24.16 - 24.59
                                        2016      0.86         0.25 - 0.90           0.43 - 1.09
                                        2015      3.20         0.25 - 0.90       (1.98) - (1.34)

  BHFTII MetLife Russell 2000(R) Index  2019      1.18         0.00 - 0.90         24.50 - 25.62
     Investment Option                  2018      1.13         0.20 - 0.90     (11.77) - (11.15)
                                        2017      1.22         0.20 - 0.90         13.64 - 14.44
                                        2016      1.37         0.20 - 0.90         20.20 - 21.04
                                        2015      1.22         0.20 - 0.90       (5.13) - (4.46)

  BHFTII MetLife Stock Index            2019      2.12         0.00 - 0.90         29.97 - 31.15
     Investment Option                  2018      1.80         0.20 - 0.90       (5.46) - (4.79)
                                        2017      1.77         0.20 - 0.90         20.45 - 21.30
                                        2016      2.02         0.20 - 0.90         10.67 - 11.45
                                        2015      1.74         0.20 - 0.90           0.26 - 0.96

  BHFTII MFS(R) Total Return            2019      2.19         0.00 - 1.30         18.58 - 20.13
     Investment Option                  2018      2.14         0.00 - 1.30       (6.99) - (5.76)
                                        2017      2.35         0.20 - 1.30         10.78 - 12.00
                                        2016      2.75         0.20 - 1.30           7.57 - 8.76
                                        2015      2.42         0.20 - 1.30       (1.64) - (0.55)

  BHFTII MFS(R) Value                   2019      1.93         0.00 - 1.30         28.45 - 30.13
     Investment Option                  2018      1.47         0.20 - 1.30     (11.22) - (10.23)
                                        2017      2.02         0.20 - 1.30         16.48 - 17.77
                                        2016      2.25         0.20 - 1.30         12.91 - 14.16
                                        2015      2.69         0.20 - 1.30       (1.44) - (0.35)

                                     59

          BRIGHTHOUSE FUND UL FOR VARIABLE LIFE INSURANCE
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                          AS OF DECEMBER 31
                                               --------------------------------------
                                                             UNIT VALUE
                                                              LOWEST TO        NET
                                                   UNITS     HIGHEST ($)   ASSETS ($)
                                               -----------  ------------  -----------

  BHFTII T. Rowe Price Large Cap Growth  2019    2,882,472   1.38 - 3.75   10,028,390
     Investment Option                   2018    3,257,076   1.06 - 2.82    8,660,586
                                         2017    3,379,986   1.09 - 2.85    8,938,003
                                         2016    3,841,577   0.82 - 2.14    7,542,554
                                         2015    4,281,718   0.82 - 2.11    7,981,579

  BHFTII T. Rowe Price Small Cap Growth  2019    3,462,609   3.53 - 4.02   13,271,140
     Investment Option                   2018    3,778,466   2.68 - 2.96   10,880,838
                                         2017    4,216,442   2.90 - 3.19   12,923,112
                                         2016    4,672,663   2.39 - 2.61   11,423,452
                                         2015    4,940,940   2.17 - 2.34   10,815,742

  BHFTII Western Asset Management        2019    8,005,015   1.94 - 3.20   16,732,339
     Strategic Bond Opportunities        2018    8,095,764   1.70 - 2.83   15,317,411
     Investment Option                   2017    8,701,149   1.78 - 2.97   17,898,465
     (Commenced 4/27/2016)               2016    8,418,432   1.65 - 2.78   17,353,216

  BHFTII Western Asset Management        2019   14,321,858   1.31 - 2.77   19,485,915
     U.S. Government Investment Option   2018   15,031,615   1.24 - 2.62   19,373,035
                                         2017   13,207,439   1.23 - 2.61   19,573,715
                                         2016   11,432,183   1.22 - 2.57   17,658,229
                                         2015   10,741,177   1.20 - 2.55   18,421,760

  Fidelity(R) VIP Contrafund             2019    8,756,781   2.76 - 4.30   26,743,520
     Investment Option                   2018    8,808,597   2.11 - 3.29   21,630,237
                                         2017    8,801,128   2.26 - 3.55   25,674,163
                                         2016    9,571,699   1.87 - 2.93   24,085,175
                                         2015    9,320,004   1.74 - 2.73   23,701,643

  Fidelity(R) VIP Equity-Income          2019    6,398,263   2.44 - 7.03   17,222,096
     Investment Option                   2018    6,748,879   1.93 - 5.55   14,316,582
                                         2017    7,475,690   2.11 - 6.08   17,307,553
                                         2016    8,133,041   1.88 - 5.42   16,833,335
                                         2015    8,642,878   1.60 - 4.62   16,487,321

  Fidelity(R) VIP High Income            2019    1,141,753   1.97 - 3.28    2,428,304
     Investment Option                   2018    1,232,025   1.72 - 2.87    2,279,356
                                         2017    1,419,308   1.79 - 2.98    2,714,860
                                         2016    1,525,817   1.68 - 2.80    2,752,639
                                         2015    1,657,545   1.47 - 2.46    2,677,845

  Fidelity(R) VIP Mid Cap                2019    4,571,578   2.35 - 5.43   12,284,142
     Investment Option                   2018    4,555,037   1.92 - 4.44   10,702,790
                                         2017    3,991,668   2.26 - 5.24   13,508,474
                                         2016    3,787,477   1.88 - 4.37   11,874,678
                                         2015    3,557,524   1.69 - 3.93   11,378,910

  FTVIPT Franklin Small-Mid Cap          2019    2,390,360   2.77 - 2.93    6,747,177
     Growth VIP Investment Option        2018    2,563,270   2.12 - 2.24    5,511,598
                                         2017    3,010,899   2.25 - 2.39    6,887,007
                                         2016    3,144,570   1.86 - 1.98    5,981,487
                                         2015    3,640,723   1.79 - 1.91    6,717,792

                                                          FOR THE YEAR ENDED DECEMBER 31
                                               --------------------------------------------------
                                               INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                                  INCOME          LOWEST TO          LOWEST TO
                                                 RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                               -------------  ----------------  -----------------

  BHFTII T. Rowe Price Large Cap Growth  2019      0.18         0.00 - 0.90         29.42 - 30.59
     Investment Option                   2018      0.20         0.20 - 0.90       (2.04) - (1.35)
                                         2017      0.08         0.20 - 0.90         32.28 - 33.21
                                         2016        --         0.20 - 0.90           0.62 - 1.33
                                         2015        --         0.20 - 0.90          9.52 - 10.29

  BHFTII T. Rowe Price Small Cap Growth  2019        --         0.00 - 0.90         31.65 - 32.84
     Investment Option                   2018        --         0.20 - 0.90       (7.62) - (6.97)
                                         2017      0.07         0.20 - 0.90         21.44 - 22.29
                                         2016      0.03         0.20 - 0.90         10.48 - 11.26
                                         2015        --         0.20 - 0.90           1.55 - 2.26

  BHFTII Western Asset Management        2019      4.88         0.00 - 1.30         13.01 - 14.49
     Strategic Bond Opportunities        2018      5.36         0.20 - 1.30       (5.05) - (3.99)
     Investment Option                   2017      3.83         0.20 - 1.30           6.83 - 8.01
     (Commenced 4/27/2016)               2016      1.54         0.20 - 1.30           4.06 - 4.84

  BHFTII Western Asset Management        2019      2.75         0.00 - 0.75           5.24 - 6.19
     U.S. Government Investment Option   2018      2.31         0.20 - 0.75           0.21 - 0.92
                                         2017      2.58         0.20 - 0.75           1.17 - 1.88
                                         2016      2.61         0.20 - 0.75           0.53 - 1.23
                                         2015      2.35         0.20 - 0.75         (0.18) - 0.52

  Fidelity(R) VIP Contrafund             2019      0.36         0.00 - 0.90         30.27 - 31.45
     Investment Option                   2018      0.60         0.00 - 0.90       (7.33) - (6.49)
                                         2017      0.91         0.20 - 0.90         20.67 - 21.52
                                         2016      0.73         0.20 - 0.90           6.94 - 7.70
                                         2015      0.89         0.20 - 0.90         (0.34) - 0.36

  Fidelity(R) VIP Equity-Income          2019      2.01         0.20 - 0.90         26.30 - 27.19
     Investment Option                   2018      2.21         0.20 - 0.90       (9.12) - (8.48)
                                         2017      1.70         0.20 - 0.90         11.89 - 12.67
                                         2016      2.27         0.20 - 0.90         16.96 - 17.78
                                         2015      3.14         0.20 - 0.90       (4.82) - (4.16)

  Fidelity(R) VIP High Income            2019      5.13         0.20 - 0.90         14.07 - 14.88
     Investment Option                   2018      5.30         0.20 - 0.90       (4.16) - (3.48)
                                         2017      5.27         0.20 - 0.90           5.98 - 6.72
                                         2016      5.23         0.20 - 0.90         13.58 - 14.38
                                         2015      6.47         0.20 - 0.90       (4.49) - (3.82)

  Fidelity(R) VIP Mid Cap                2019      0.68         0.00 - 0.90         22.07 - 23.17
     Investment Option                   2018      0.40         0.00 - 0.90     (15.54) - (14.77)
                                         2017      0.49         0.20 - 0.90         19.46 - 20.30
                                         2016      0.32         0.20 - 0.90         10.92 - 11.70
                                         2015      0.25         0.20 - 0.90       (2.51) - (1.82)

  FTVIPT Franklin Small-Mid Cap          2019        --         0.00 - 0.90         30.26 - 31.44
     Growth VIP Investment Option        2018        --         0.20 - 0.90       (6.22) - (5.56)
                                         2017        --         0.20 - 0.90         20.31 - 21.16
                                         2016        --         0.20 - 0.90           3.24 - 3.96
                                         2015        --         0.20 - 0.90       (3.53) - (2.85)

                                     60

          BRIGHTHOUSE FUND UL FOR VARIABLE LIFE INSURANCE
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                           AS OF DECEMBER 31
                                                --------------------------------------
                                                              UNIT VALUE
                                                               LOWEST TO        NET
                                                    UNITS     HIGHEST ($)   ASSETS ($)
                                                -----------  ------------  -----------

  FTVIPT Templeton Foreign VIP            2019   11,003,918   1.26 - 2.53   15,995,895
     Investment Option                    2018   10,223,540   1.12 - 2.26   14,619,157
                                          2017    9,474,372   1.33 - 2.69   19,380,545
                                          2016    8,988,428   1.15 - 2.32   17,214,080
                                          2015    9,391,684   1.08 - 2.18   18,505,919

  FTVIPT Templeton Global Bond VIP        2019      378,403   1.70 - 4.37      777,289
     Investment Option                    2018      388,844   1.67 - 4.30      786,287
                                          2017      391,897   1.64 - 4.23      782,702
                                          2016      485,005   1.62 - 4.17      925,535
                                          2015      514,910   1.57 - 4.06    1,004,620

  Goldman Sachs Strategic Growth          2019    2,050,839   3.27 - 3.83    6,817,622
     Investment Option                    2018    2,109,325   2.42 - 2.84    5,234,558
                                          2017    2,379,144   2.45 - 2.89    6,026,695
                                          2016    2,306,944   1.89 - 2.23    4,743,065
                                          2015    2,280,858   1.86 - 2.20    4,752,684

  Janus Henderson Enterprise              2019    3,334,120   2.12 - 3.80   11,582,604
     Investment Option                    2018    3,768,895   1.58 - 2.75    9,484,812
                                          2017    4,102,805   1.61 - 2.78   10,228,572
                                          2016    4,644,364   1.27 - 2.19    8,610,952
                                          2015    5,129,992   1.15 - 1.96    7,169,337

  LMPVET ClearBridge Variable             2019    4,034,573   2.75 - 3.32   12,900,054
     Aggressive Growth Investment Option  2018    4,510,836   2.22 - 2.66   11,448,520
                                          2017    5,118,575   2.45 - 2.84   14,018,459
                                          2016    5,589,198   2.12 - 2.45   12,638,421
                                          2015    7,355,153   2.12 - 2.43   16,179,593

  LMPVET ClearBridge Variable             2019      897,616   2.66 - 2.88    2,450,372
     Dividend Strategy Investment Option  2018    1,016,599   2.03 - 2.21    2,126,501
                                          2017    1,081,299   2.14 - 2.34    2,400,184
                                          2016    1,061,256   1.81 - 1.98    2,001,600
                                          2015    1,268,039   1.58 - 1.73    2,103,308

  LMPVET ClearBridge Variable             2019    3,080,346   3.00 - 4.30   12,584,747
     Large Cap Growth Investment Option   2018    3,480,453   2.29 - 3.25   10,376,493
                                          2017    4,063,838   2.31 - 3.19   11,750,497
                                          2016    4,629,416   1.85 - 2.54   10,115,536
                                          2015    5,265,869   1.74 - 2.37   10,110,994

  LMPVET ClearBridge Variable             2019    3,552,586   2.60 - 5.18   10,053,965
     Large Cap Value Investment Option    2018    3,892,456   2.03 - 4.04    8,574,295
                                          2017    3,961,491   2.23 - 4.47    9,558,412
                                          2016    4,089,244   1.95 - 3.91    9,235,442
                                          2015    4,643,833   1.74 - 3.48    9,654,066

  LMPVET QS Variable Growth               2019      111,972   1.85 - 1.90      208,328
     Investment Option                    2018      114,895   1.53 - 1.57      179,470
                                          2017      119,148   1.68 - 1.73      206,021
                                          2016      122,490   1.43 - 1.47      179,034
                                          2015      185,116   1.33 - 1.37      248,836

                                                           FOR THE YEAR ENDED DECEMBER 31
                                                --------------------------------------------------
                                                INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                                   INCOME          LOWEST TO          LOWEST TO
                                                  RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                                -------------  ----------------  -----------------

  FTVIPT Templeton Foreign VIP            2019      1.71         0.00 - 0.90         11.52 - 12.53
     Investment Option                    2018      2.58         0.00 - 0.90     (16.20) - (15.44)
                                          2017      2.57         0.20 - 0.90         15.65 - 16.46
                                          2016      1.98         0.20 - 0.90           6.21 - 6.96
                                          2015      3.29         0.20 - 0.90       (7.33) - (6.68)

  FTVIPT Templeton Global Bond VIP        2019      7.01         0.25 - 0.60           1.65 - 2.00
     Investment Option                    2018        --         0.25 - 0.90           1.29 - 1.96
                                          2017        --         0.25 - 0.90           1.24 - 1.90
                                          2016        --         0.25 - 0.90           2.28 - 2.95
                                          2015      7.85         0.25 - 0.90       (4.96) - (4.34)

  Goldman Sachs Strategic Growth          2019      0.30         0.00 - 0.90         34.31 - 35.53
     Investment Option                    2018      0.43         0.20 - 0.90       (1.93) - (1.24)
                                          2017      0.53         0.20 - 0.90         29.49 - 30.40
                                          2016      0.63         0.20 - 0.90           1.07 - 1.78
                                          2015      0.36         0.20 - 0.90           2.47 - 3.19

  Janus Henderson Enterprise              2019      0.05         0.00 - 0.90         33.95 - 35.16
     Investment Option                    2018      0.11         0.20 - 0.90       (1.56) - (0.86)
                                          2017      0.15         0.20 - 0.90         25.95 - 26.83
                                          2016      0.03         0.20 - 0.90         11.10 - 11.88
                                          2015      0.52         0.20 - 0.90           2.84 - 3.56

  LMPVET ClearBridge Variable             2019      0.95         0.00 - 0.90         23.95 - 25.07
     Aggressive Growth Investment Option  2018      0.59         0.00 - 0.90       (9.17) - (8.34)
                                          2017      0.51         0.20 - 0.90         15.25 - 16.06
                                          2016      0.63         0.20 - 0.90           0.30 - 1.00
                                          2015      0.34         0.20 - 0.90       (2.62) - (1.93)

  LMPVET ClearBridge Variable             2019      1.31         0.00 - 0.90         30.23 - 31.41
     Dividend Strategy Investment Option  2018      1.39         0.20 - 0.90       (5.85) - (5.19)
                                          2017      1.39         0.20 - 0.90         17.95 - 18.77
                                          2016      1.36         0.20 - 0.90         13.75 - 14.55
                                          2015      1.63         0.20 - 0.90       (5.30) - (4.63)

  LMPVET ClearBridge Variable             2019      0.35         0.00 - 0.90         30.98 - 32.16
     Large Cap Growth Investment Option   2018      0.28         0.00 - 0.90         (0.88) - 0.02
                                          2017      0.23         0.20 - 0.90         24.64 - 25.51
                                          2016      0.52         0.20 - 0.90           6.43 - 7.18
                                          2015      0.47         0.20 - 0.90           8.81 - 9.57

  LMPVET ClearBridge Variable             2019      1.73         0.00 - 1.30         27.22 - 28.88
     Large Cap Value Investment Option    2018      1.54         0.00 - 1.30      (10.06) - (8.87)
                                          2017      1.36         0.20 - 1.30         13.36 - 14.61
                                          2016      1.49         0.20 - 1.30         11.54 - 12.77
                                          2015      1.44         0.20 - 1.30       (4.12) - (3.06)

  LMPVET QS Variable Growth               2019      1.55         1.15 - 1.30         20.99 - 21.18
     Investment Option                    2018      2.65         1.15 - 1.30       (9.24) - (9.10)
                                          2017      1.85         1.15 - 1.30         17.80 - 17.97
                                          2016      1.23         1.15 - 1.30           7.10 - 7.26
                                          2015      1.37         1.15 - 1.30       (3.50) - (3.35)

                                     61

          BRIGHTHOUSE FUND UL FOR VARIABLE LIFE INSURANCE
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8.  FINANCIAL HIGHLIGHTS -- (CONCLUDED)

                                                          AS OF DECEMBER 31
                                               --------------------------------------
                                                             UNIT VALUE
                                                              LOWEST TO        NET
                                                   UNITS     HIGHEST ($)   ASSETS ($)
                                               -----------  ------------  -----------

  LMPVET QS Variable Moderate Growth     2019       22,951   2.47 - 2.55       57,499
     Investment Option                   2018       24,899   2.08 - 2.14       51,816
                                         2017       29,682   2.24 - 2.31       68,016
                                         2016       32,428   1.95 - 2.00       63,151
                                         2015       48,766   1.83 - 1.88       90,194

  LMPVIT Western Asset Core Plus         2019    3,327,962   2.07 - 3.31    7,420,924
     Investment Option                   2018    3,758,910   1.85 - 2.97    7,629,595
                                         2017    3,432,032   1.91 - 3.05    7,820,716
                                         2016    3,473,836   1.81 - 2.91    7,699,222
                                         2015    3,303,553   1.74 - 2.80    7,173,933

  Pioneer VCT Mid Cap Value              2019    1,915,012   2.11 - 3.13    4,349,714
     Investment Option                   2018    1,917,722   1.66 - 2.46    3,554,520
                                         2017    1,975,101   2.07 - 3.08    4,967,240
                                         2016    1,905,134   1.84 - 2.74    4,662,314
                                         2015    2,069,926   1.59 - 2.38    4,472,313

  The Merger Fund VL                     2019    1,350,315   1.47 - 1.82    2,118,652
     Investment Option                   2018    1,382,501   1.39 - 1.73    2,092,262
                                         2017    1,231,316   1.30 - 1.67    1,921,236
                                         2016    1,282,480   1.28 - 1.64    2,001,479
                                         2015    2,131,650   1.25 - 1.61    3,330,396

  Vanguard VIF Mid-Cap Index             2019    2,241,493   2.96 - 3.64    7,079,020
     Investment Option                   2018    2,285,416   2.27 - 2.80    5,646,828
                                         2017    2,531,748   2.52 - 3.10    6,972,944
                                         2016    2,722,868   2.13 - 2.62    6,414,355
                                         2015    2,827,224   1.92 - 2.37    6,157,799

  Vanguard VIF Total Stock Market Index  2019    8,855,869   3.06 - 3.49   27,641,651
     Investment Option                   2018    8,764,071   2.35 - 2.68   21,171,418
                                         2017    8,924,880   2.49 - 2.85   23,264,525
                                         2016    9,212,700   2.07 - 2.37   20,035,214
                                         2015    6,622,055   1.85 - 2.12   13,125,730

                                                          FOR THE YEAR ENDED DECEMBER 31
                                               --------------------------------------------------
                                               INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                                  INCOME          LOWEST TO          LOWEST TO
                                                 RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                               -------------  ----------------  -----------------

  LMPVET QS Variable Moderate Growth     2019      1.69         1.15 - 1.30         18.87 - 19.05
     Investment Option                   2018      2.29         1.15 - 1.30       (7.49) - (7.35)
                                         2017      2.13         1.15 - 1.30         15.22 - 15.40
                                         2016      1.74         1.15 - 1.30           6.60 - 6.76
                                         2015      1.70         1.15 - 1.30       (3.06) - (2.91)

  LMPVIT Western Asset Core Plus         2019      4.45         0.00 - 1.30         10.72 - 12.17
     Investment Option                   2018      3.82         0.00 - 1.30       (3.50) - (2.23)
                                         2017      4.33         0.20 - 1.30           4.38 - 5.54
                                         2016      2.29         0.20 - 1.30           3.20 - 4.34
                                         2015      1.47         0.20 - 1.30         (0.11) - 1.00

  Pioneer VCT Mid Cap Value              2019      1.05         0.00 - 0.90         26.94 - 28.08
     Investment Option                   2018      0.46         0.00 - 0.90     (20.22) - (19.49)
                                         2017      0.61         0.20 - 0.90         11.86 - 12.64
                                         2016      0.47         0.20 - 0.90         15.19 - 16.00
                                         2015      0.55         0.20 - 0.90       (7.19) - (6.54)

  The Merger Fund VL                     2019      0.99         0.00 - 0.90           5.21 - 6.17
     Investment Option                   2018      0.71         0.20 - 0.90           6.13 - 6.88
                                         2017        --         0.20 - 0.90           1.65 - 2.36
                                         2016      0.65         0.20 - 0.90           1.52 - 2.24
                                         2015      2.07         0.20 - 0.90       (1.79) - (1.10)

  Vanguard VIF Mid-Cap Index             2019      1.46         0.00 - 1.30         29.18 - 30.87
     Investment Option                   2018      1.21         0.20 - 1.30      (10.51) - (9.51)
                                         2017      1.18         0.20 - 1.30         17.55 - 18.84
                                         2016      1.41         0.20 - 1.30          9.68 - 10.89
                                         2015      1.20         0.20 - 1.30       (2.71) - (1.63)

  Vanguard VIF Total Stock Market Index  2019      1.53         0.00 - 1.30         29.06 - 30.75
     Investment Option                   2018      1.51         0.20 - 1.30       (6.57) - (5.53)
                                         2017      1.89         0.20 - 1.30         19.41 - 20.73
                                         2016      1.17         0.20 - 1.30         11.10 - 12.33
                                         2015      1.28         0.20 - 1.30         (0.93) - 0.17

1 These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Option from the underlying fund or portfolio, net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against policy owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Investment
  Option is affected by the timing of the declaration of dividends by the underlying fund or portfolio in which the Investment Option invests. The investment income ratio is calculated as a weighted average ratio since the
  Investment Option may invest in two or more share classes, within the underlying fund or portfolio of the trusts which may have unique investment income ratios.

2 These amounts represent annualized policy expenses of each of the applicable
  Investment Options, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policy owner accounts through the redemption of units and expenses of the underlying fund or portfolio have been excluded.

3 These amounts represent the total return for the period indicated, including changes in the value of the underlying fund or portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the rdemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on the minimum and maximum returns within each product grouping of the applicable Investment Option.

                                     62

          BRIGHTHOUSE FUND UL FOR VARIABLE LIFE INSURANCE
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)

9. SUBSEQUENT EVENTS

The impact of the coronavirus ("COVID-19") outbreak on the future financial performance of the Separate Account's investments will depend on future developments, including the duration and spread of the outbreak and related advisories and restrictions. These developments and the impact of COVID-19 on the financial markets and the overall economy are highly uncertain, cannot be predicted and are not included in the results presented. If the financial markets and/or the overall economy are impacted for an extended period, the
Separate Account's future investment results may be materially adversely affected.

                                     63

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                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

        Index to Consolidated Financial Statements, Notes and Schedules

                                                                                                            Page
                                                                                                        --------
Report of Independent Registered Public Accounting Firm................................................    2
Financial Statements at December 31, 2019 and 2018 and for the Years Ended December 31, 2019, 2018 and
  2017:

Notes to the Consolidated Financial Statements

Financial Statement Schedules at December 31, 2019 and 2018 and for the Years Ended December 31, 2019,
  2018 and 2017:

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the stockholders and the Board of Directors of Brighthouse Life Insurance
Company

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of Brighthouse
Life Insurance Company and subsidiaries (the "Company") as of December 31, 2019 and 2018, and the related consolidated statements of operations, comprehensive income (loss), stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2019, and the related notes and the schedules listed in the Index to Consolidated Financial Statements, Notes and Schedules
(collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2019 and 2018, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2019, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Company's management.
Our responsibility is to express an opinion on the Company's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Company in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP
Charlotte, North Carolina
March 4, 2020

We have served as the Company's auditor since 2005.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                          Consolidated Balance Sheets
                          December 31, 2019 and 2018

                (In millions, except share and per share data)

                                                                                                2019       2018
                                                                                           ---------  ---------
Assets
Investments:
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost:
 $63,083 and $59,672, respectively).......................................................  $ 69,977   $ 61,348
Equity securities, at estimated fair value................................................       147        140
Mortgage loans (net of valuation allowances of $64 and $56, respectively).................    15,664     13,596
Policy loans..............................................................................       875      1,001
Limited partnerships and limited liability companies......................................     2,379      2,290
Short-term investments, principally at estimated fair value...............................     1,482         --
Other invested assets, principally at estimated fair value................................     3,224      3,037
                                                                                           ---------  ---------
   Total investments......................................................................    93,748     81,412
Cash and cash equivalents.................................................................     2,493      3,494
Accrued investment income.................................................................       663        704
Premiums, reinsurance and other receivables...............................................    14,287     13,113
Deferred policy acquisition costs and value of business acquired..........................     4,809      5,086
Current income tax recoverable............................................................        21          1
Other assets..............................................................................       464        509
Separate account assets...................................................................    99,668     91,511
                                                                                           ---------  ---------
   Total assets...........................................................................  $216,153   $195,830
                                                                                           =========  =========
Liabilities and Equity
Liabilities
Future policy benefits....................................................................  $ 39,081   $ 35,588
Policyholder account balances.............................................................    45,121     39,330
Other policy-related balances.............................................................     2,801      2,728
Payables for collateral under securities loaned and other transactions....................     4,374      5,047
Long-term debt............................................................................       844        434
Current income tax payable................................................................        --          2
Deferred income tax liability.............................................................     1,301        944
Other liabilities.........................................................................     4,484      3,455
Separate account liabilities..............................................................    99,668     91,511
                                                                                           ---------  ---------
   Total liabilities......................................................................   197,674    179,039
                                                                                           ---------  ---------
Contingencies, Commitments and Guarantees (Note 14)
Equity
Brighthouse Life Insurance Company's stockholder's equity:
Common stock, par value $25,000 per share; 4,000 shares authorized; 3,000 shares issued
 and outstanding..........................................................................        75         75
Additional paid-in capital................................................................    19,073     19,073
Retained earnings (deficit)...............................................................    (3,899)    (3,090)
Accumulated other comprehensive income (loss).............................................     3,215        718
                                                                                           ---------  ---------
   Total Brighthouse Life Insurance Company's stockholder's equity........................    18,464     16,776
Noncontrolling interests..................................................................        15         15
                                                                                           ---------  ---------
   Total equity...........................................................................    18,479     16,791
                                                                                           ---------  ---------
   Total liabilities and equity...........................................................  $216,153   $195,830
                                                                                           =========  =========

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                     Consolidated Statements of Operations
             For the Years Ended December 31, 2019, 2018 and 2017

                                 (In millions)

                                                                                              2019     2018     2017
                                                                                           -------  -------  -------
Revenues
Premiums.................................................................................. $   847   $  869  $   828
Universal life and investment-type product policy fees....................................   2,982    3,190    3,156
Net investment income.....................................................................   3,486    3,235    2,973
Other revenues............................................................................     266      287      336
Net investment gains (losses).............................................................      92     (204)     (27)
Net derivative gains (losses).............................................................  (2,046)     745   (1,468)
                                                                                           -------  -------  -------
 Total revenues...........................................................................   5,627    8,122    5,798
                                                                                           -------  -------  -------
Expenses
Policyholder benefits and claims..........................................................   3,538    3,180    3,594
Interest credited to policyholder account balances........................................   1,031    1,047    1,076
Amortization of deferred policy acquisition costs and value of business acquired..........     395    1,011      916
Other expenses............................................................................   1,809    1,763    1,833
                                                                                           -------  -------  -------
 Total expenses...........................................................................   6,773    7,001    7,419
                                                                                           -------  -------  -------
Income (loss) before provision for income tax.............................................  (1,146)   1,121   (1,621)
Provision for income tax expense (benefit)................................................    (338)     153     (738)
                                                                                           -------  -------  -------
 Net income (loss)........................................................................    (808)     968     (883)
Less: Net income (loss) attributable to noncontrolling interests..........................       1        1       --
                                                                                           -------  -------  -------
 Net income (loss) attributable to Brighthouse Life Insurance Company..................... $  (809)  $  967  $  (883)
                                                                                           =======  =======  =======

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

            Consolidated Statements of Comprehensive Income (Loss)
             For the Years Ended December 31, 2019, 2018 and 2017

                                 (In millions)

                                                                                                   2019     2018     2017
                                                                                                -------  -------  -------
Net income (loss)..............................................................................  $ (808) $   968    $(883)
Other comprehensive income (loss):
Unrealized investment gains (losses), net of related offsets...................................   3,167   (1,355)     590
Unrealized gains (losses) on derivatives.......................................................     (21)      22     (166)
Foreign currency translation adjustments.......................................................      12       (4)       9
                                                                                                -------  -------  -------
 Other comprehensive income (loss), before income tax..........................................   3,158   (1,337)     433
Income tax (expense) benefit related to items of other comprehensive income (loss).............    (661)     297      156
                                                                                                -------  -------  -------
 Other comprehensive income (loss), net of income tax..........................................   2,497   (1,040)     589
                                                                                                -------  -------  -------
 Comprehensive income (loss)...................................................................   1,689      (72)    (294)
Less: Comprehensive income (loss) attributable to noncontrolling interests, net of income tax..       1        1       --
                                                                                                -------  -------  -------
 Comprehensive income (loss) attributable to Brighthouse Life Insurance Company................  $1,688  $   (73)   $(294)
                                                                                                =======  =======  =======

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                       Consolidated Statements of Equity
             For the Years Ended December 31, 2019, 2018 and 2017

                                 (In millions)

                                                                                        Brighthouse
                                                                         Accumulated   Life Insurance
                                                Additional   Retained       Other        Company's
                                       Common   Paid-in       Earnings  Comprehensive  Stockholder's   Noncontrolling   Total
                                       Stock    Capital     (Deficit)   Income (Loss)      Equity        Interests       Equity
                                     -------- ------------  ----------  -------------  --------------  --------------  --------
Balance at December 31, 2016........      $75      $18,461     $(2,919)       $ 1,248         $16,865             $--   $16,865
Sale of operating joint venture
 interest to former affiliate.......                   202                                        202                       202
Return of capital...................                (2,737)                                    (2,737)                   (2,737)
Capital contributions...............                 3,147                                      3,147                     3,147
Change in noncontrolling interests..                                                               --              15        15
Net income (loss)...................                              (883)                          (883)                     (883)
Effect of change in accounting
 principle..........................                              (330)           330              --                        --
Other comprehensive income (loss),
 net of income tax..................                                              259             259                       259
                                     -------- ------------  ----------  -------------  --------------  --------------  --------
Balance at December 31, 2017........       75       19,073      (4,132)         1,837          16,853              15    16,868
Cumulative effect of change in
 accounting principle and other,
 net of income tax..................                                75            (79)             (4)                       (4)
                                     -------- ------------  ----------  -------------  --------------  --------------  --------
Balance at January 1, 2018..........       75       19,073      (4,057)         1,758          16,849              15    16,864
Change in noncontrolling interests..                                                               --              (1)       (1)
Net income (loss)...................                               967                            967               1       968
Other comprehensive income (loss),
 net of income tax..................                                           (1,040)         (1,040)                   (1,040)
                                     -------- ------------  ----------  -------------  --------------  --------------  --------
Balance at December 31, 2018........       75       19,073      (3,090)           718          16,776              15    16,791
Change in noncontrolling interests..                                                               --              (1)       (1)
Net income (loss)...................                              (809)                          (809)              1      (808)
Other comprehensive income (loss),
 net of income tax..................                                            2,497           2,497                     2,497
                                     -------- ------------  ----------  -------------  --------------  --------------  --------
Balance at December 31, 2019........      $75      $19,073     $(3,899)       $ 3,215         $18,464             $15   $18,479
                                     ======== ============  ==========  =============  ==============  ==============  ========

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                     Consolidated Statements of Cash Flows
             For the Years Ended December 31, 2019, 2018 and 2017

                                 (In millions)

                                                                                                  2019       2018       2017
                                                                                             ---------  ---------  ---------
Cash flows from operating activities
Net income (loss)...........................................................................  $   (808)  $    968   $   (883)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
 Amortization of premiums and accretion of discounts associated with investments, net.......      (275)      (259)      (271)
 (Gains) losses on investments, net.........................................................       (92)       204         27
 (Gains) losses on derivatives, net.........................................................     2,592       (102)     3,084
 (Income) loss from equity method investments, net of dividends and distributions...........        70        (66)       (50)
 Interest credited to policyholder account balances.........................................     1,031      1,047      1,076
 Universal life and investment-type product policy fees.....................................    (2,982)    (3,190)    (3,156)
 Change in accrued investment income........................................................        85       (177)       (80)
 Change in premiums, reinsurance and other receivables......................................      (739)      (224)        55
 Change in deferred policy acquisition costs and value of business acquired, net............        25        689        660
 Change in income tax.......................................................................      (326)     1,111         --
 Change in other assets.....................................................................     1,947      2,077      2,201
 Change in future policy benefits and other policy-related balances.........................     1,696      1,386      1,522
 Change in other liabilities................................................................        63         94       (314)
 Other, net.................................................................................        51         63         75
                                                                                             ---------  ---------  ---------
Net cash provided by (used in) operating activities.........................................     2,338      3,621      3,946
                                                                                             ---------  ---------  ---------
Cash flows from investing activities
Sales, maturities and repayments of:
 Fixed maturity securities..................................................................    13,358     15,621     16,409
 Equity securities..........................................................................        57         22         97
 Mortgage loans.............................................................................     1,528        793        761
 Limited partnerships and limited liability companies.......................................       302        274        339
Purchases of:
 Fixed maturity securities..................................................................   (16,406)   (16,427)   (17,811)
 Equity securities..........................................................................       (22)        (2)        (2)
 Mortgage loans.............................................................................    (3,609)    (3,890)    (2,044)
 Limited partnerships and limited liability companies.......................................      (463)      (358)      (531)
Cash received in connection with freestanding derivatives...................................     2,040      1,802      1,859
Cash paid in connection with freestanding derivatives.......................................    (2,638)    (2,938)    (3,829)
Issuance of loan to affiliate...............................................................        --         (2)        --
Sale of operating joint venture interest to a former affiliate..............................        --         --         42
Net change in policy loans..................................................................       126        105        (14)
Net change in short-term investments........................................................    (1,470)       269      1,057
Net change in other invested assets.........................................................        36        (17)       (16)
                                                                                             ---------  ---------  ---------
Net cash provided by (used in) investing activities.........................................  $ (7,161)  $ (4,748)  $ (3,683)
                                                                                             ---------  ---------  ---------

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

               Consolidated Statements of Cash Flows (continued)
             For the Years Ended December 31, 2019, 2018 and 2017

                                 (In millions)

                                                                                    2019     2018     2017
                                                                                 -------  -------  -------
Cash flows from financing activities
Policyholder account balances:
 Deposits....................................................................... $ 7,111  $ 5,899  $ 4,381
 Withdrawals....................................................................  (2,773)  (3,400)  (3,114)
Net change in payables for collateral under securities loaned and other
 transactions...................................................................    (673)     889   (3,139)
Long-term debt issued...........................................................     412      228       --
Long-term debt repaid...........................................................      (2)      (9)     (13)
Return of capital...............................................................      --       --   (3,425)
Capital contribution............................................................      --       --    1,300
Capital contribution associated with the sale of operating joint venture
 interest to a former affiliate.................................................      --       --      202
Financing element on certain derivative instruments and other derivative
 related transactions, net......................................................    (203)    (303)    (149)
Other, net......................................................................     (50)     (46)      --
                                                                                 -------  -------  -------
Net cash provided by (used in) financing activities.............................   3,822    3,258   (3,957)
                                                                                 -------  -------  -------
Change in cash, cash equivalents and restricted cash............................  (1,001)   2,131   (3,694)
Cash, cash equivalents and restricted cash, beginning of year...................   3,494    1,363    5,057
                                                                                 -------  -------  -------
Cash, cash equivalents and restricted cash, end of year......................... $ 2,493  $ 3,494  $ 1,363
                                                                                 =======  =======  =======
Supplemental disclosures of cash flow information
Net cash paid (received) for:
 Interest....................................................................... $    30  $     3  $    81
                                                                                 =======  =======  =======
 Income tax..................................................................... $     3  $  (891) $  (684)
                                                                                 =======  =======  =======
Non-cash transactions:
 Transfer of fixed maturity securities to former affiliate...................... $    --  $    --  $   293
                                                                                 =======  =======  =======
 Reduction of policyholder account balances in connection with reinsurance
   transactions................................................................. $    --  $    --  $   293
                                                                                 =======  =======  =======

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                Notes to the Consolidated Financial Statements

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies

Business

   "BLIC" and the "Company" refer to Brighthouse Life Insurance Company, a
Delaware corporation originally incorporated in Connecticut in 1863, and its subsidiaries. Brighthouse Life Insurance Company is a wholly-owned subsidiary of Brighthouse Holdings, LLC ("BH Holdings"), which is a direct wholly-owned subsidiary of Brighthouse Financial, Inc. ("BHF" together with its subsidiaries and affiliates, "Brighthouse Financial").

   BLIC offers a range of individual annuities and individual life insurance products. The Company is organized into three segments: Annuities; Life; and
Run-off. In addition, the Company reports certain of its results of operations in Corporate & Other.

   In 2016, MetLife, Inc. (together with its subsidiaries and affiliates,
"MetLife") announced its plan to pursue the separation of a substantial portion of its former U.S. retail business (the "Separation"). In connection with the
Separation, 80.8% of MetLife, Inc.'s interest in BHF was distributed to holders of MetLife, Inc.'s common stock. On June 14, 2018, MetLife, Inc. divested its remaining shares of BHF common stock (the "MetLife Divestiture"). As a result,
MetLife, Inc. and its subsidiaries and affiliates are no longer considered related parties subsequent to the MetLife Divestiture.

Basis of Presentation

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported on the consolidated financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the
Company's business and operations. Actual results could differ from these estimates.

  Consolidation

     The accompanying consolidated financial statements include the accounts of
  Brighthouse Life Insurance Company and its subsidiaries, as well as partnerships and limited liability companies ("LLCs") in which the Company has control. Intercompany accounts and transactions have been eliminated.

     The Company uses the equity method of accounting for investments in limited partnerships and LLCs when it has more than a minor ownership interest or more than a minor influence over the investee's operations. The
  Company generally recognizes its share of the investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period. When the Company has virtually no influence over the investee's operations, the investment is carried at fair value.

  Reclassifications

     Certain amounts in the prior years' consolidated financial statements and related footnotes thereto have been reclassified to conform with the current year presentation as may be discussed when applicable in the Notes to the
  Consolidated Financial Statements.

     Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

Summary of Significant Accounting Policies

  Insurance

   Future Policy Benefit Liabilities and Policyholder Account Balances

      The Company establishes liabilities for future amounts payable under insurance policies. Insurance liabilities are generally equal to the present value of future expected benefits to be paid, reduced by the present value of future expected net premiums. Assumptions used to measure the liability are based on the Company's experience and include a margin for adverse deviation. The principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, benefit utilization and withdrawals, policy lapse, retirement, disability incidence, disability terminations, investment returns, and expenses as appropriate to the respective product type.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies (continued)

      For traditional long-duration insurance contracts (term, whole life insurance and income annuities), assumptions are determined at issuance of the policy and are not updated unless a premium deficiency exists. A premium deficiency exists when the liability for future policy benefits plus the present value of expected future gross premiums are less than expected future benefits and expenses (based on current assumptions). When a premium deficiency exists, the Company will reduce any deferred acquisition costs and may also establish an additional liability to eliminate the deficiency.
   To assess whether a premium deficiency exists, the Company groups insurance contracts based on the manner acquired, serviced and measured for profitability. In applying the profitability criteria, groupings are limited by segment.

      In certain cases, the liability for an insurance product may be sufficient in the aggregate, but the pattern of future earnings may result in profits followed by losses. In these situations, the Company may establish an additional liability to offset the losses that are expected to be recognized in later years.

      Policyholder account balances relate to customer deposits on universal life insurance and deferred annuity contracts and are equal to the sum of deposits, plus interest credited, less charges and withdrawals.

      Liabilities for secondary guarantees on universal and variable life insurance contracts are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the contract period based on total expected assessments. The Company also maintains a liability for profits followed by losses on universal life insurance with secondary guarantees.
   The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing deferred policy acquisition costs ("DAC") and are reviewed and updated at least annually. The assumptions of investment performance and volatility for variable products are consistent with historical experience of the appropriate underlying separate account funds. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

   Recognition of Insurance Revenues and Deposits

      Premiums related to traditional life insurance and annuity contracts are recognized as revenues when due from policyholders. When premiums for income annuities are due over a significantly shorter period than the period over which policyholder benefits are incurred, any excess profit is deferred and recognized into earnings in proportion to the amount of expected future benefit payments.

      Deposits related to universal life insurance, deferred annuity contracts and investment contracts are credited to policyholder account balances.
   Revenues from such contracts consist of asset-based investment management fees, cost of insurance charges, risk charges, policy administration fees and surrender charges. These fees, which are included in universal life and investment-type product policy fees, are recognized when assessed to the contract holder, except for non-level insurance charges which are deferred and amortized over the life of the contracts.

      Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

  Deferred Policy Acquisition Costs, Value of Business Acquired and Other
  Intangibles

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as DAC. These costs mainly consist of commissions and include the portion of employees'
  compensation and benefits related to time spent selling, underwriting or processing the issuance of new insurance contracts. All other acquisition-related costs are expensed as incurred.

     Value of business acquired ("VOBA") is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity and investment-type contracts in-force as of the acquisition date. The estimated fair value of the acquired contracts is based on projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns, nonperformance risk adjustment and other factors.

     The Company amortizes DAC and VOBA related to term life insurance, non-participating whole life and immediate annuities over the appropriate premium paying period in proportion to the actual and expected future gross premiums that were set at contract issue. The expected premiums are based upon the premium requirement of each policy and assumptions for mortality, persistency and investment returns at policy issuance, or policy acquisition
  (as it relates to VOBA), include provisions for adverse deviation, and are consistent with the assumptions used to calculate future policy benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies (continued)

     The Company amortizes DAC and VOBA on deferred annuities, universal life and variable life insurance contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon investment returns in excess of the amounts credited to policyholders, mortality, persistency, benefit elections and withdrawals, interest crediting rates, and expenses to administer the business. When significant negative gross profits are expected in future periods, the
  Company substitutes the amount of insurance in-force for expected future gross profits as the amortization basis for DAC.

     Assumptions for DAC and VOBA are reviewed at least annually, and if they change significantly, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to net income.
  When expected future gross profits are below those previously estimated, the
  DAC and VOBA amortization will increase, resulting in a current period charge to net income. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits.

     The Company updates expected future gross profits to reflect the actual gross profits for each period, including changes to its nonperformance risk related to embedded derivatives and the actual amount of business remaining in-force. When actual gross profits exceed those previously estimated, the
  DAC and VOBA amortization will increase, resulting in a current period charge to net income. The opposite result occurs when the actual gross profits are below the previously expected future gross profits.

     DAC and VOBA balances on deferred annuities, universal and variable life insurance contracts are also adjusted to reflect the effect of investment gains and losses and certain embedded derivatives (including changes in nonperformance risk). These adjustments can create fluctuations in net income from period to period. Changes in DAC and VOBA balances related to unrealized gains and losses are recorded to other comprehensive income (loss) ("OCI").

     DAC and VOBA balances and amortization for variable contracts can be significantly impacted by changes in expected future gross profits related to projected separate account rates of return. The Company's practice of determining changes in separate account returns assumes that long-term appreciation in equity markets is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

     Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of an existing contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If a modification is considered to have substantially changed the contract, the associated DAC or VOBA is written off immediately as net income and any new acquisition costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

     The Company also has intangible assets representing deferred sales inducements ("DSI") and the value of distribution agreements ("VODA") which are included in other assets. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of DSI is included in policyholder benefits and claims. VODA represents the present value of expected future profits associated with the expected future business derived from the distribution agreements acquired as part of a business combination.
  The VODA associated with past business combinations is amortized over useful lives ranging from 10 to 40 years and such amortization is included in other expenses. Each year, or more frequently if circumstances indicate a possible impairment exists, the Company reviews DSI and VODA to determine whether the assets are impaired.

  Reinsurance

     The Company enters into reinsurance arrangements pursuant to which it cedes certain insurance risks to unaffiliated and former related party reinsurers. Cessions under reinsurance agreements do not discharge the
  Company's obligations as the primary insurer. The accounting for reinsurance arrangements depends on whether the arrangement provides indemnification against loss or liability relating to insurance risk in accordance with GAAP.

     For ceded reinsurance of existing in-force blocks of insurance contracts that transfer significant insurance risk, premiums, benefits and the amortization of DAC are reported net of reinsurance ceded. Amounts recoverable from reinsurers related to incurred claims and ceded reserves are included in premiums, reinsurance and other receivables and amounts payable to reinsurers included in other liabilities.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies (continued)

     If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate.

     The funds withheld liability represents amounts withheld by the Company in accordance with the terms of the reinsurance agreements. Under certain reinsurance agreements, the Company withholds the funds rather than transferring the underlying investments and, as a result, records a funds withheld liability within other liabilities. The Company recognizes interest on funds withheld, included in other expenses, at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio. Certain funds withheld arrangements may also contain embedded derivatives measured at fair value that are related to the investment return on the assets withheld.

     The Company accounts for assumed reinsurance similar to directly written business, except for guaranteed minimum income benefits ("GMIBs"), where a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives.

  Variable Annuity Guarantees

     The Company issues certain variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit (the "Benefit Base") less withdrawals. In some cases, the Benefit Base may be increased by additional deposits, bonus amounts, accruals or optional market value step-ups.

     Certain of the Company's variable annuity guarantee features are accounted for as insurance liabilities and recorded in future policy benefits while others are accounted for at fair value as embedded derivatives and recorded in policyholder account balances. Generally, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either the occurrence of a specific insurable event, or annuitization. Alternatively, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring the occurrence of specific insurable event, or the policyholder to annuitize, that is, the policyholder can receive the guarantee on a net basis. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models. Further, changes in assumptions, principally involving policyholder behavior, can result in a change of expected future cash outflows of a guarantee between portions accounted for as insurance liabilities and portions accounted for as embedded derivatives.

     Guarantees accounted for as insurance liabilities in future policy benefits include guaranteed minimum death benefits ("GMDBs"), the life contingent portion of the guaranteed minimum withdrawal benefits ("GMWBs")
  and the portion of the GMIBs that require annuitization, as well as the life contingent portion of the expected annuitization when the policyholder is forced into an annuitization upon depletion of their account value.

     These insurance liabilities are accrued over the accumulation phase of the contract in proportion to actual and future expected policy assessments based on the level of guaranteed minimum benefits generated using multiple scenarios of separate account returns. The scenarios are based on best estimate assumptions consistent with those used to amortize DAC. When current estimates of future benefits exceed those previously projected or when current estimates of future assessments are lower than those previously projected, liabilities will increase, resulting in a current period charge to net income. The opposite result occurs when the current estimates of future benefits are lower than those previously projected or when current estimates of future assessments exceed those previously projected. At each reporting period, the actual amount of business remaining in-force is updated, which impacts expected future assessments and the projection of estimated future benefits resulting in a current period charge or increase to earnings.

     Guarantees accounted for as embedded derivatives in policyholder account balances include the non-life contingent portion of GMWBs, guaranteed minimum accumulation benefits ("GMABs"), and for GMIBs the non-life contingent portion of the expected annuitization when the policyholder is forced into an annuitization upon depletion of their account value, as well as the guaranteed principal option.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies (continued)

     The estimated fair values of guarantees accounted for as embedded derivatives are determined based on the present value of projected future benefits minus the present value of projected future fees. At policy inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees are considered revenue and are reported in universal life and investment-type product policy fees. The percentage of fees included in the initial fair value measurement is not updated in subsequent periods.

     The Company updates the estimated fair value of guarantees in subsequent periods by projecting future benefits using capital market and actuarial assumptions including expectations of policyholder behavior. A risk neutral valuation methodology is used to project the cash flows from the guarantees under multiple capital market scenarios to determine an economic liability.
  The reported estimated fair value is then determined by taking the present value of these risk-free generated cash flows using a discount rate that incorporates a spread over the risk-free rate to reflect the Company's nonperformance risk and adding a risk margin. For more information on the determination of estimated fair value of embedded derivatives, see Note 9.

     Assumptions for all variable guarantees are reviewed at least annually, and if they change significantly, the estimated fair value is adjusted by a cumulative charge or credit to net income.

  Index-linked Annuities

     The Company issues and assumes through reinsurance index-linked annuities.
  The crediting rate associated with index-linked annuities is accounted for at fair value as an embedded derivative. The estimated fair value is determined using a combination of an option pricing model and an option-budget approach.
  Under this approach, the company estimates the cost of funding the crediting rate using option pricing and establishes that cost on the balance sheet as a reduction to the initial deposit amount. In subsequent periods, the embedded derivative is remeasured at fair value while the reduction in initial deposit is accreted back up to the initial deposit over the estimated life of the contract.

  Investments

   Net Investment Income and Net Investment Gains (Losses)

      Income from investments is reported within net investment income, unless otherwise stated herein. Gains and losses on sales of investments, impairment losses and changes in valuation allowances are reported within net investment gains (losses), unless otherwise stated herein.

   Fixed Maturity Securities Available-For-Sale

      The Company's fixed maturity securities are classified as
   available-for-sale ("AFS") and are reported at their estimated fair value.
   Unrealized investment gains and losses on these securities are recorded as a separate component of OCI, net of policy-related amounts and deferred income taxes. Publicly-traded security transactions are recorded on a trade date basis, while privately-placed and bank loan security transactions are recorded on a settlement date basis. Investment gains and losses on sales are determined on a specific identification basis.

      Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts and is based on the estimated economic life of the securities, which for residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities
   ("CMBS") and asset-backed securities ("ABS") (collectively, "Structured
   Securities") considers the estimated timing and amount of prepayments of the underlying loans. The amortization of premium and accretion of discount of fixed maturity securities also takes into consideration call and maturity dates.

      Amortization of premium and accretion of discount on Structured
   Securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed, and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for Structured Securities are estimated using inputs obtained from third-party specialists and based on management's knowledge of the current market. For credit-sensitive Structured Securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other Structured Securities, the effective yield is recalculated on a retrospective basis.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies (continued)

      The Company periodically evaluates fixed maturity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value, as well as an analysis of the gross unrealized losses by severity and/or age.

      For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either:
   (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exists, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI.

   Mortgage Loans

      Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, and any deferred fees or expenses, and are net of valuation allowances. Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts.

   Policy Loans

      Policy loans are stated at unpaid principal balances. Interest income is recorded as earned using the contractual interest rate. Generally, accrued interest is capitalized on the policy's anniversary date. Any unpaid principal and accrued interest is deducted from the cash surrender value or the death benefit prior to settlement of the insurance policy.

   Limited Partnerships and LLCs

      The Company uses the equity method of accounting for investments when it has more than a minor ownership interest or more than a minor influence over the investee's operations; when the Company has virtually no influence over the investee's operations the investment is carried at estimated fair value.
   The Company generally recognizes its share of the equity method investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period; while distributions on investments carried at estimated fair value are recognized as earned or received.

   Short-term Investments

      Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized cost, which approximates estimated fair value.

   Other Invested Assets

      Other invested assets consist principally of freestanding derivatives with positive estimated fair values which are described in "--Derivatives"
   below.

   Securities Lending Program

      Securities lending transactions whereby blocks of securities are loaned to third parties, primarily brokerage firms and commercial banks, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. Income and expenses associated with securities lending transactions are reported as investment income and investment expense, respectively, within net investment income.

      The Company obtains collateral at the inception of the loan, usually cash, in an amount generally equal to 102% of the estimated fair value of the securities loaned and maintains it at a level greater than or equal to
   100% for the duration of the loan. The Company monitors the estimated fair value of the securities loaned on a daily basis and additional collateral is obtained as necessary throughout the duration of the loan. Securities loaned under such transactions may be sold or re-pledged by the transferee. The
   Company is liable to return to the counterparties the cash collateral received.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies (continued)

  Derivatives

   Freestanding Derivatives

      Freestanding derivatives are carried on the Company's balance sheet either as assets within other invested assets or as liabilities within other liabilities at estimated fair value. The Company does not offset the estimated fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

      If a derivative is not designated or did not qualify as an accounting hedge, changes in the estimated fair value of the derivative are reported in net derivative gains (losses).

      The Company generally reports cash received or paid for a derivative in the investing activity section of the statement of cash flows except for cash flows of certain derivative options with deferred premiums, which are reported in the financing activity section of the statement of cash flows.

   Hedge Accounting

      The Company primarily designates derivatives as a hedge of a forecasted transaction or a variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge). When a derivative is designated as a cash flow hedge and is determined to be highly effective, changes in fair value are recorded in OCI and subsequently reclassified into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

      To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship.

      The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative or hedged item expires, is sold, terminated, or exercised;
   (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

      When hedge accounting is discontinued the derivative is carried at its estimated fair value on the balance sheet, with changes in its estimated fair value recognized in the current period as net derivative gains (losses). The changes in estimated fair value of derivatives previously recorded in OCI related to discontinued cash flow hedges are released into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item. When the hedged item matures or is sold, or the forecasted transaction is not probable of occurring, the Company immediately reclassifies any remaining balances in OCI to net derivative gains (losses).

   Embedded Derivatives

      The Company has certain insurance and reinsurance contracts that contain embedded derivatives which are required to be separated from their host contracts and reported as derivatives. These host contracts include:
   variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; index-linked annuities that are directly written or assumed through reinsurance; and ceded reinsurance of variable annuity
   GMIBs. Embedded derivatives within asset host contracts are presented within premiums, reinsurance and other receivables on the consolidated balance sheets. Embedded derivatives within liability host contracts are presented within policyholder account balances on the consolidated balance sheets.
   Changes in the estimated fair value of the embedded derivative are reported in net derivative gains (losses).

      See "-- Variable Annuity Guarantees," "-- Index-Linked Annuities" and "--
   Reinsurance" for additional information on the accounting policies for embedded derivatives bifurcated from variable annuity and reinsurance host contracts.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies (continued)

  Fair Value

     Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

     In determining the estimated fair value of the Company's investments, fair values are based on unadjusted quoted prices for identical investments in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical investments, or other observable inputs. If these inputs are not available, or observable inputs are not determinable, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the estimated fair value of investments.

  Separate Accounts

     Separate accounts underlying the Company's variable life and annuity contracts are reported at fair value. Assets in separate accounts supporting the contract liabilities are legally insulated from the Company's general account liabilities. Investments in these separate accounts are directed by the contract holder and all investment performance, net of contract fees and assessments, is passed through to the contract holder. Investment performance and the corresponding amounts credited to contract holders of such separate accounts are offset within the same line on the statements of operations.

     Separate accounts that do not pass all investment performance to the contract holder, including those underlying certain index-linked annuities, are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses. The accounting for investments in these separate accounts is consistent with the methodologies described herein for similar financial instruments held within the general account.

     The Company receives asset-based distribution and service fees from mutual funds available to the variable life and annuity contract holders as investment options in its separate accounts. These fees are recognized in the period in which the related services are performed and are included in other revenues in the statement of operations.

  Income Tax

     Income taxes as presented herein attribute current and deferred income taxes of MetLife, Inc., for periods up until the Separation, to Brighthouse
  Financial in a manner that is systematic, rational and consistent with the asset and liability method prescribed by the Financial Accounting Standards
  Board ("FASB") guidance Accounting Standards Codification 740 -- Income Taxes
  ("ASC 740"). The Company's income tax provision was prepared following the modified separate return method. The modified separate return method applies
  ASC 740 to the stand-alone financial statements of each member of the consolidated group as if the group member were a separate taxpayer and a stand-alone enterprise, after providing benefits for losses. The Company's accounting for income taxes represents management's best estimate of various events and transactions.

     Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

     The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances.
  When making such determination, the Company considers many factors, including the jurisdiction in which the deferred tax asset was generated, the length of time that carryforward can be utilized in the various taxing jurisdictions, future taxable income exclusive of reversing temporary differences and carryforwards, future reversals of existing taxable temporary differences, taxable income in prior carryback years, tax planning strategies and the nature, frequency, and amount of cumulative financial reporting income and losses in recent years.

     The Company may be required to change its provision for income taxes when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, the effect of changes in tax laws, tax regulations, or interpretations of such laws or regulations, is recognized in net income tax expense (benefit) in the period of change.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies (continued)

     The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded on the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

     The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax expense.

  Litigation Contingencies

     The Company is a party to a number of legal actions and may be involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Legal costs are recognized as incurred. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected on the Company's financial statements.

  Other Accounting Policies

   Cash and Cash Equivalents

      The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at estimated fair value or amortized cost, which approximates estimated fair value.

   Employee Benefit Plans

      Brighthouse Services, LLC ("Brighthouse Services"), an affiliate, sponsors qualified and non-qualified defined contribution plans, and New
   England Life Insurance Company ("NELICO"), an affiliate, sponsors certain frozen defined benefit pension and postretirement plans. Within its consolidated statement of operations, the Company has included expenses associated with its participants in these plans.

Adoption of New Accounting Pronouncements

   Changes to GAAP are established by the FASB in the form of accounting standards updates ("ASUs") to the FASB Accounting Standards Codification. The
Company considers the applicability and impact of all ASUs. ASUs not listed below were assessed and determined to be either not applicable or are not expected to have a material impact on the Company's consolidated financial statements. There were no ASUs adopted during 2019 that had a material impact on the Company's financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies (continued)

   ASUs issued but not yet adopted as of December 31, 2019 are summarized in the table below.

Standard                             Description                 Effective Date     Impact on Financial Statements
--------------------------------------------------------------------------------------------------------------------
ASU 2018-12, Financial  The amendments to Topic 944 will       January 1, 2022     The Company is in the early
Services - Insurance    result in significant changes to the                       stages of evaluating the new
(Topic 944): Targeted   accounting for long-duration                               guidance and therefore is
Improvements to the     insurance contracts. These changes                         unable to estimate the impact to
Accounting for Long-    (1) require all guarantees that                            its financial statements. The
Duration Contracts      qualify as market risk benefits to be                      most significant impact is
                        measured at fair value, (2) require                        expected to be the measurement
                        more frequent updating of assumptions                      of liabilities for variable
                        and modify existing discount rate                          annuity guarantees.
                        requirements for certain insurance
                        liabilities, (3) modify the methods
                        of amortization for DAC, and
                        (4) require new qualitative and
                        quantitative disclosures around
                        insurance contract asset and
                        liability balances and the judgments,
                        assumptions and methods used to
                        measure those balances. The market
                        risk benefit guidance is required to
                        be applied on a retrospective basis,
                        while the changes to guidance for
                        insurance liabilities and DAC may be
                        applied to existing carrying amounts
                        on the effective date or on a
                        retrospective basis.
--------------------------------------------------------------------------------------------------------------------
ASU 2016-13, Financial  The amendments to Topic 326 replace    January 1, 2020     The adoption of this new
Instruments - Credit    the incurred loss impairment           using the modified  guidance will not have a
Losses (Topic 326):     methodology for certain financial      retrospective       material impact on the
Measurement of Credit   instruments with one that reflects     method (with        Company's financial
Losses on Financial     expected credit losses based on        early adoption      statements.
Instruments             historical loss information, current   permitted
                        conditions, and reasonable and         beginning
                        supportable forecasts. The new         January 1, 2019)
                        guidance also requires that an OTTI
                        on a debt security will be recognized
                        as an allowance going forward, such
                        that improvements in expected future
                        cash flows after an impairment will
                        no longer be reflected as a
                        prospective yield adjustment through
                        net investment income, but rather a
                        reversal of the previous impairment
                        and recognized through realized
                        investment gains and losses.
--------------------------------------------------------------------------------------------------------------------

2. Segment Information

   The Company is organized into three segments: Annuities; Life; and Run-off.
In addition, the Company reports certain of its results of operations in
Corporate & Other.

  Annuities

     The Annuities segment consists of a variety of variable, fixed, index-linked and income annuities designed to address contract holders' needs for protected wealth accumulation on a tax-deferred basis, wealth transfer and income security.

  Life

     The Life segment consists of insurance products and services, including term, universal, whole and variable life products designed to address policyholders' needs for financial security and protected wealth transfer, which may be provided on a tax-advantaged basis.

  Run-off

     The Run-off segment consists of products no longer actively sold and which are separately managed, including structured settlements, pension risk transfer contracts, certain company-owned life insurance policies, funding agreements and universal life with secondary guarantees ("ULSG").

  Corporate & Other

     Corporate & Other contains the excess capital not allocated to the segments and interest expense related to the majority of the Company's outstanding debt, as well as expenses associated with certain legal proceedings and income tax audit issues. Corporate & Other also includes long-term care and workers' compensation business reinsured through 100%
  quota share reinsurance agreements and term life insurance sold direct to consumers, which is no longer being offered for new sales.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

2. Segment Information (continued)

Financial Measures and Segment Accounting Policies

   Adjusted earnings is a financial measure used by management to evaluate performance, allocate resources and facilitate comparisons to industry results.
Consistent with GAAP guidance for segment reporting, adjusted earnings is also used to measure segment performance. The Company believes the presentation of adjusted earnings, as the Company measures it for management purposes, enhances the understanding of its performance by highlighting the results of operations and the underlying profitability drivers of the business. Adjusted earnings should not be viewed as a substitute for net income (loss) attributable to
Brighthouse Life Insurance Company and excludes net income (loss) attributable to noncontrolling interests.

   Adjusted earnings, which may be positive or negative, focuses on the
Company's primary businesses principally by excluding the impact of market volatility, which could distort trends.

   The following are significant items excluded from total revenues, net of income tax, in calculating adjusted earnings:

   .   Net investment gains (losses);

   .   Net derivative gains (losses) except earned income on derivatives and amortization of premium on derivatives that are hedges of investments or that are used to replicate certain investments, but do not qualify for hedge accounting treatment; and

   .   Certain variable annuity GMIB fees ("GMIB Fees") and amortization of unearned revenue related to net investment gains (losses) and net derivative gains (losses).

   The following are significant items excluded from total expenses, net of income tax, in calculating adjusted earnings:

   .   Amounts associated with benefits related to GMIBs ("GMIB Costs");

   .   Amounts associated with periodic crediting rate adjustments based on the total return of a contractually referenced pool of assets and market value adjustments associated with surrenders or terminations of contracts ("Market Value Adjustments"); and

   .   Amortization of DAC and VOBA related to: (i) net investment gains
       (losses), (ii) net derivative gains (losses), (iii) GMIB Fees and GMIB
       Costs and (iv) Market Value Adjustments.

   The tax impact of the adjustments mentioned above is calculated net of the statutory tax rate, which could differ from the Company's effective tax rate.

   The segment accounting policies are the same as those used to prepare the
Company's consolidated financial statements, except for the adjustments to calculate adjusted earnings described above. In addition, segment accounting policies include the methods of capital allocation described below.

   Segment investment and capitalization targets are based on statutory oriented risk principles and metrics. Segment invested assets backing liabilities are based on net statutory liabilities plus excess capital. For the variable annuity business, the excess capital held is based on the target statutory total asset requirement consistent with the Company's variable annuity risk management strategy. For insurance businesses other than variable annuities, excess capital held is based on a percentage of required statutory risk-based capital ("RBC"). Assets in excess of those allocated to the segments, if any, are held in Corporate & Other. Segment net investment income reflects the performance of each segment's respective invested assets.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

2. Segment Information (continued)

   Set forth in the tables below are the operating results with respect to the
Company's segments, as well as Corporate & Other, for the years ended
December 31, 2019, 2018 and 2017 and at December 31, 2019 and 2018.

                                                                                            Operating Results
                                                                         -------------------------------------------------------
                                                                                                           Corporate
 Year Ended December 31, 2019                                            Annuities    Life      Run-off     & Other        Total
-----------------------------------------------------------------------  ---------- --------- ----------  ----------  ----------
                                                                                              (In millions)
Pre-tax adjusted earnings............................................... $    1,233 $     239 $     (580) $     (234) $      658
Provision for income tax expense (benefit)..............................        230        49       (126)       (112)         41
                                                                         ---------- --------- ----------  ----------  ----------
Post-tax adjusted earnings..............................................      1,003       190       (454)       (122)        617
Less: Net income (loss) attributable to noncontrolling interests........         --        --         --           1           1
                                                                         ---------- --------- ----------  ----------  ----------
 Adjusted earnings...................................................... $    1,003 $     190 $     (454) $     (123)        616
                                                                         ========== ========= ==========  ==========
Adjustments for:
Net investment gains (losses)...........................................                                                      92
Net derivative gains (losses)...........................................                                                  (2,046)
Other adjustments to net income (loss)..................................                                                     150
Provision for income tax (expense) benefit..............................                                                     379
                                                                                                                      ----------
Net income (loss) attributable to Brighthouse Life Insurance Company....                                              $     (809)
                                                                                                                      ==========
Interest revenue........................................................ $    1,798 $     376 $    1,265  $       53
Interest expense........................................................ $       -- $      -- $       --  $       60

                                                                                                           Corporate
 Balance at December 31, 2019                                            Annuities    Life      Run-off     & Other     Total
-----------------------------------------------------------------------  ---------- --------- ----------  ----------  ----------
                                                                                              (In millions)
Total assets............................................................ $  152,740 $  16,389 $   35,132  $   11,892  $  216,153
Separate account assets................................................. $   95,524 $   2,043 $    2,101  $       --  $   99,668
Separate account liabilities............................................ $   95,524 $   2,043 $    2,101  $       --  $   99,668

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

2. Segment Information (continued)

                                                                                           Operating Results
                                                                       ---------------------------------------------------------
                                                                                                          Corporate
 Year Ended December 31, 2018                                          Annuities     Life      Run-off     & Other        Total
---------------------------------------------------------------------  ---------- ---------  ----------  ----------  -----------
                                                                                             (In millions)
Pre-tax adjusted earnings............................................. $    1,179 $     211  $      (58) $     (229) $     1,103
Provision for income tax expense (benefit)............................        201        43         (14)        (73)         157
                                                                       ---------- ---------  ----------  ----------  -----------
Post-tax adjusted earnings............................................        978       168         (44)       (156)         946
Less: Net income (loss) attributable to noncontrolling interests......         --        --          --           1            1
                                                                       ---------- ---------  ----------  ----------  -----------
 Adjusted earnings.................................................... $      978 $     168  $      (44) $     (157)         945
                                                                       ========== =========  ==========  ==========
Adjustments for:
Net investment gains (losses).........................................                                                      (204)
Net derivative gains (losses).........................................                                                       745
Other adjustments to net income (loss)................................                                                      (523)
Provision for income tax (expense) benefit............................                                                         4
                                                                                                                     -----------
Net income (loss) attributable to Brighthouse Life Insurance Company..                                               $       967
                                                                                                                     ===========
Interest revenue...................................................... $    1,523 $     373  $    1,309  $       44
Interest expense...................................................... $       -- $      --  $       --  $        6

                                                                                                          Corporate
 Balance at December 31, 2018                                          Annuities     Life      Run-off     & Other      Total
---------------------------------------------------------------------  ---------- ---------  ----------  ----------  -----------
                                                                                             (In millions)
Total assets.......................................................... $  137,079 $  14,928  $   32,390  $   11,433  $   195,830
Separate account assets............................................... $   88,138 $   1,732  $    1,641  $       --  $    91,511
Separate account liabilities.......................................... $   88,138 $   1,732  $    1,641  $       --  $    91,511

                                                                                           Operating Results
                                                                       ---------------------------------------------------------
                                                                                                          Corporate
 Year Ended December 31, 2017                                          Annuities     Life      Run-off     & Other      Total
---------------------------------------------------------------------  ---------- ---------  ----------  ----------  -----------
                                                                                             (In millions)
Pre-tax adjusted earnings............................................. $    1,230 $     (68) $     (466) $     (114) $       582
Provision for income tax expense (benefit)............................        323       (30)       (172)        338          459
                                                                       ---------- ---------  ----------  ----------  -----------
Post-tax adjusted earnings............................................        907       (38)       (294)       (452)         123
Less: Net income (loss) attributable to noncontrolling interests......         --        --          --          --           --
                                                                       ---------- ---------  ----------  ----------  -----------
 Adjusted earnings.................................................... $      907 $     (38) $     (294) $     (452)         123
                                                                       ========== =========  ==========  ==========
Adjustments for:
Net investment gains (losses).........................................                                                       (27)
Net derivative gains (losses).........................................                                                    (1,468)
Other adjustments to net income (loss)................................                                                      (708)
Provision for income tax (expense) benefit............................                                                     1,197
                                                                                                                     -----------
Net income (loss) attributable to Brighthouse Life Insurance Company..                                               $      (883)
                                                                                                                     ===========
Interest revenue...................................................... $    1,263 $     300  $    1,399  $      142
Interest expense...................................................... $       -- $      (4) $       23  $       39

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

2. Segment Information (continued)

   The following table presents total revenues with respect to the Company's segments, as well as Corporate & Other:

                                                                               Years Ended December 31,
                                                                       ---------------------------------------
                                                                           2019          2018         2017
                                                                       ------------  ------------ ------------
                                                                                    (In millions)
Annuities............................................................. $      4,062  $      3,921 $      3,721
Life..................................................................        1,115         1,160        1,036
Run-off...............................................................        2,009         2,112        2,148
Corporate & Other.....................................................          145           147          250
Adjustments...........................................................       (1,704)          782       (1,357)
                                                                       ------------  ------------ ------------
   Total.............................................................. $      5,627  $      8,122 $      5,798
                                                                       ============  ============ ============

   The following table presents total premiums, universal life and investment-type product policy fees and other revenues by major product group:

                                                                              Years Ended December 31,
                                                                       --------------------------------------
                                                                           2019         2018         2017
                                                                       ------------ ------------ ------------
                                                                                   (In millions)
Annuity products...................................................... $      2,522 $      2,662 $      2,729
Life insurance products...............................................        1,561        1,677        1,587
Other products........................................................           12            7            4
                                                                       ------------ ------------ ------------
   Total.............................................................. $      4,095 $      4,346 $      4,320
                                                                       ============ ============ ============

   Substantially all of the Company's premiums, universal life and investment-type product policy fees and other revenues originated in the U.S.

   Revenues derived from any individual customer did not exceed 10% of premiums, universal life and investment-type product policy fees and other revenues for the years ended December 31, 2019, 2018 and 2017.

3. Organizational Changes

Contribution Transactions

   In April 2017, in connection with the Separation, MetLife, Inc. contributed
MetLife Reinsurance Company of Delaware, MetLife Reinsurance Company of South
Carolina, MetLife Reinsurance Company of Vermont II, all affiliated reinsurance companies, and Brighthouse Life Insurance Company of NY ("BHNY") to Brighthouse
Life Insurance Company (the "Contribution Transactions"). The affiliated reinsurance companies were then merged into Brighthouse Reinsurance Company of
Delaware ("BRCD"), and certain reserve financing arrangements were restructured, resulting in a net return of capital to MetLife of $2.7 billion.
The return of capital included $3.4 billion in cash, offset by a non-cash capital contribution of $703 million primarily comprised of the $643 million tax impact of a basis adjustment for BRCD in connection with the Contribution
Transactions. The affiliated reinsurance companies reinsured risks, including level premium term life and ULSG assumed from the Company and other entities and operations of Brighthouse.

   The Contribution Transactions were between entities under common control and have been accounted for in a manner similar to the pooling-of-interests method, which requires that the acquired entities be combined at their historical cost.
The Company's consolidated financial statements and related footnotes are presented as if the transaction occurred at the beginning of the earliest date presented and the prior periods have been retrospectively adjusted.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance

Insurance Liabilities

   Insurance liabilities, including affiliated insurance liabilities on reinsurance assumed and ceded, are comprised of future policy benefits, policyholder account balances and other policy-related balances. Information regarding insurance liabilities by segment, as well as Corporate & Other, was as follows at:

                                                                              December 31,
                                                                       ---------------------------
                                                                           2019          2018
                                                                       ------------- -------------
                                                                              (In millions)
Annuities............................................................. $      43,731 $      37,266
Life..................................................................         7,507         7,336
Run-off...............................................................        28,064        25,447
Corporate & Other.....................................................         7,701         7,597
                                                                       ------------- -------------
   Total.............................................................. $      87,003 $      77,646
                                                                       ============= =============

   See Note 6 for discussion of affiliated reinsurance liabilities included in the table above.

Assumptions for Future Policyholder Benefits and Policyholder Account Balances

   For non-participating term and whole life insurance, assumptions for mortality and persistency are based upon the Company's experience. Interest rate assumptions for the aggregate future policy benefit liabilities range from
3% to 8%. The liability for single premium immediate annuities is based on the present value of expected future payments using the Company's experience for mortality assumptions, with interest rate assumptions used in establishing such liabilities ranging from 2% to 8%.

   Participating whole life insurance uses an interest assumption based upon non-forfeiture interest rate of 4% and mortality rates guaranteed in calculating the cash surrender values described in such contracts, and also includes a liability for terminal dividends. Participating whole life insurance represented 3% of the Company's life insurance in-force at both December 31,
2019 and 2018, and 38% of gross traditional life insurance premiums for each of the years ended December 31, 2019, 2018 and 2017.

   The liability for future policyholder benefits for long-term disability
(included in the Life segment) and long-term care insurance (included in the
Run-off segment) includes assumptions based on the Company's experience for future morbidity, withdrawals and interest. Interest rate assumptions used for long-term disability in establishing such liabilities range from 4% to 7%.
Claim reserves for these products include best estimate assumptions for claim terminations, expenses and interest. Interest rate assumptions used for establishing long-term care claim liabilities range from 3% to 6%.

   Policyholder account balances liabilities for deferred annuities and universal life insurance have interest credited rates ranging from 1% to 7%.

Guarantees

   The Company issues variable annuity contracts with guaranteed minimum benefits. GMABs, the non-life contingent portion of GMWBs and the portion of certain GMIBs that do not require annuitization are accounted for as embedded derivatives in policyholder account balances and are further discussed in Note
8.

   The assumptions for GMDBs and GMIBs included in future policyholder benefits include projected separate account rates of return, general account investment returns, interest crediting rates, mortality, in-force or persistency, benefit elections and withdrawals, and expenses to administer business. GMIBs also include an assumption for the percentage of the potential annuitizations that may be elected by the contract holder, while GMWBs include assumptions for withdrawals.

   The Company also has universal and variable life insurance contracts with secondary guarantees.

   See Note 1 for more information on GMDBs and GMIBs accounted for as insurance liabilities.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance (continued)

   Information regarding the liabilities for guarantees (excluding policyholder account balances and embedded derivatives) relating to variable annuity contracts and universal and variable life insurance contracts was as follows:

                                                               Universal and
                                                                  Variable
                                 Variable Annuity Contracts    Life Contracts
                               ------------------------------  --------------
                                                                 Secondary
                                    GMDBs           GMIBs        Guarantees         Total
                               --------------  --------------  --------------  --------------
                                                        (In millions)
Direct
Balance at January 1, 2017.... $        1,106  $        2,206  $        3,540  $        6,852
Incurred guaranteed benefits..            367             344             692           1,403
Paid guaranteed benefits......            (57)             --              --             (57)
                               --------------  --------------  --------------  --------------
Balance at December 31, 2017..          1,416           2,550           4,232           8,198
Incurred guaranteed benefits..            183             358             483           1,024
Paid guaranteed benefits......            (56)             --              --             (56)
                               --------------  --------------  --------------  --------------
Balance at December 31, 2018..          1,543           2,908           4,715           9,166
Incurred guaranteed benefits..            142             168             874           1,184
Paid guaranteed benefits......            (89)             --              --             (89)
                               --------------  --------------  --------------  --------------
Balance at December 31, 2019.. $        1,596  $        3,076  $        5,589  $       10,261
                               ==============  ==============  ==============  ==============
Net Ceded/(Assumed)
Balance at January 1, 2017.... $          (45) $          (19) $        1,105  $        1,041
Incurred guaranteed benefits..             94             (28)           (159)            (93)
Paid guaranteed benefits......            (55)             --              --             (55)
                               --------------  --------------  --------------  --------------
Balance at December 31, 2017..             (6)            (47)            946             893
Incurred guaranteed benefits..             48              (3)             18              63
Paid guaranteed benefits......            (54)             --              --             (54)
                               --------------  --------------  --------------  --------------
Balance at December 31, 2018..            (12)            (50)            964             902
Incurred guaranteed benefits..             84              (1)            119             202
Paid guaranteed benefits......            (87)             --              --             (87)
                               --------------  --------------  --------------  --------------
Balance at December 31, 2019.. $          (15) $          (51) $        1,083  $        1,017
                               ==============  ==============  ==============  ==============
Net
Balance at January 1, 2017.... $        1,151  $        2,225  $        2,435  $        5,811
Incurred guaranteed benefits..            273             372             851           1,496
Paid guaranteed benefits......             (2)             --              --              (2)
                               --------------  --------------  --------------  --------------
Balance at December 31, 2017..          1,422           2,597           3,286           7,305
Incurred guaranteed benefits..            135             361             465             961
Paid guaranteed benefits......             (2)             --              --              (2)
                               --------------  --------------  --------------  --------------
Balance at December 31, 2018..          1,555           2,958           3,751           8,264
Incurred guaranteed benefits..             58             169             755             982
Paid guaranteed benefits......             (2)             --              --              (2)
                               --------------  --------------  --------------  --------------
Balance at December 31, 2019.. $        1,611  $        3,127  $        4,506  $        9,244
                               ==============  ==============  ==============  ==============

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance (continued)

      Information regarding the Company's guarantee exposure was as follows at:

                                                                             December 31,
                                           -----------------------------------------------------------------------------
                                                             2019                                     2018
                                           ------------------------------------     ------------------------------------
                                                In the                At                 In the                At
                                             Event of Death       Annuitization       Event of Death       Annuitization
                                           ----------------     ---------------     ----------------     ---------------
                                                                         (Dollars in millions)
Annuity Contracts (1), (2)
Variable Annuity Guarantees
Total account value (3)...................    $     100,034        $     57,069         $     92,794        $     53,330
Separate account value....................    $      95,430        $     56,027         $     88,065        $     52,225
Net amount at risk........................    $       6,617 (4)    $      4,495 (5)     $     10,945 (4)    $      3,903 (5)
Average attained age of contract holders..         69 years            69 years             69 years            68 years

                                                      December 31,
                                               ---------------------------
                                                   2019          2018
                                               ------------- -------------
                                                  Secondary Guarantees
                                               ---------------------------
                                                  (Dollars in millions)
      Universal Life Contracts
      Total account value (3)................. $       5,957 $       6,099
      Net amount at risk (6).................. $      71,124 $      73,131
      Average attained age of policyholders...      66 years      65 years

      Variable Life Contracts
      Total account value (3)................. $       1,133 $         954
      Net amount at risk (6).................. $      12,082 $      13,040
      Average attained age of policyholders...      45 years      45 years
-------------

(1) The Company's annuity contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

(2) Includes direct business, but excludes offsets from hedging or reinsurance, if any. Therefore, the net amount at risk presented reflects the economic exposures of living and death benefit guarantees associated with variable annuities, but not necessarily their impact on the Company. See Note 6 for a discussion of guaranteed minimum benefits which have been reinsured.

(3) Includes the contract holder's investments in the general account and separate account, if applicable.

(4) Defined as the death benefit less the total account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date and includes any additional contractual claims associated with riders purchased to assist with covering income taxes payable upon death.

(5) Defined as the amount (if any) that would be required to be added to the total account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company's potential economic exposure to such guarantees in the event all contract holders were to annuitize on the balance sheet date, even though the contracts contain terms that allow annuitization of the guaranteed amount only after the 10th anniversary of the contract, which not all contract holders have achieved.

(6) Defined as the guarantee amount less the account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance (continued)

   Account balances of contracts with guarantees were invested in separate account asset classes as follows at:

                                          December 31,
                                   ---------------------------
                                       2019          2018
                                   ------------- -------------
                                          (In millions)
                  Fund Groupings:
                  Balanced........ $      62,266 $      58,258
                  Equity..........        25,580        22,292
                  Bond............         7,729         7,592
                  Money Market....            16            17
                                   ------------- -------------
                      Total....... $      95,591 $      88,159
                                   ============= =============

Obligations Under Funding Agreements

   The Company has issued fixed and floating rate funding agreements, which are denominated in either U.S. dollars or foreign currencies, to certain special purpose entities that have issued either debt securities or commercial paper for which payment of interest and principal is secured by such funding agreements. During each of the years ended December 31, 2019, 2018 and 2017, the Company issued no funding agreements and repaid $6 million. At December 31,
2019 and 2018, liabilities for funding agreements outstanding, which are included in policyholder account balances, were $134 million and $136 million, respectively.

   Brighthouse Life Insurance Company is a member of the Federal Home Loan Bank
("FHLB") of Atlanta and holds common stock in certain regional banks in the
FHLB system. Holdings of FHLB common stock carried at cost at December 31, 2019 and 2018 were $39 million and $64 million, respectively.

   Brighthouse Life Insurance Company has also entered into funding agreements with FHLBs. The liabilities for these funding agreements are included in policyholder account balances. Liabilities for FHLB funding agreements at both
December 31, 2019 and 2018 were $595 million.

   Funding agreements are issued to FHLBs in exchange for cash. The FHLBs have been granted liens on certain assets, some of which are in their custody, including RMBS, to collateralize the Company's obligations under the funding agreements. The Company is permitted to withdraw any portion of the collateral in the custody of the FHLBs as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, the FHLBs recovery on the collateral is limited to the amount of the Company's liabilities to the
FHLBs.

   In February 2019, Brighthouse Life Insurance Company entered into a funding agreement program with the Federal Agricultural Mortgage Corporation and its affiliate Farmer Mac Mortgage Securities Corporation ("Farmer Mac"), pursuant to which the parties may agree to enter into funding agreements in an aggregate amount of up to $500 million. The funding agreement program has a term ending on December 1, 2023. Funding agreements are issued to Farmer Mac in exchange for cash. In connection with each funding agreement, Farmer Mac will be granted liens on certain assets, including agricultural loans, to collateralize
Brighthouse Life Insurance Company's obligations under the funding agreements.
Upon any event of default by Brighthouse Life Insurance Company, Farmer Mac's recovery on the collateral is limited to the amount of Brighthouse Life
Insurance Company's liabilities to Farmer Mac. At December 31, 2019, there were no borrowings under this funding agreement program.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other
Intangibles

   See Note 1 for a description of capitalized acquisition costs.

   Information regarding DAC and VOBA was as follows:

                                                                               Years Ended December 31,
                                                                       ----------------------------------------
                                                                           2019          2018          2017
                                                                       ------------  ------------  ------------
                                                                                     (In millions)
DAC:
Balance at January 1,................................................. $      4,518  $      5,015  $      5,667
Capitalizations.......................................................          365           319           256
Amortization related to net investment gains (losses) and net
 derivative gains (losses)............................................          220          (370)          127
All other amortization................................................         (586)         (535)         (958)
                                                                       ------------  ------------  ------------
   Total amortization.................................................         (366)         (905)         (831)
                                                                       ------------  ------------  ------------
Unrealized investment gains (losses)..................................         (190)           89           (77)
                                                                       ------------  ------------  ------------
Balance at December 31,...............................................        4,327         4,518         5,015
                                                                       ------------  ------------  ------------
VOBA:
Balance at January 1,.................................................          568           608           672
Amortization related to net investment gains (losses) and net
 derivative gains (losses)............................................           (1)           (1)           (9)
All other amortization................................................          (28)         (105)          (76)
                                                                       ------------  ------------  ------------
 Total amortization...................................................          (29)         (106)          (85)
                                                                       ------------  ------------  ------------
Unrealized investment gains (losses)..................................          (57)           66            21
                                                                       ------------  ------------  ------------
Balance at December 31,...............................................          482           568           608
                                                                       ------------  ------------  ------------
Total DAC and VOBA:
Balance at December 31,............................................... $      4,809  $      5,086  $      5,623
                                                                       ============  ============  ============

   Information regarding total DAC and VOBA by segment, as well as Corporate &
Other, was as follows at:

                                                                             December 31,
                                                                       -------------------------
                                                                           2019         2018
                                                                       ------------ ------------
                                                                             (In millions)
Annuities............................................................. $      4,168 $      4,357
Life..................................................................          539          613
Run-off...............................................................            5            5
Corporate & Other.....................................................           97          111
                                                                       ------------ ------------
   Total.............................................................. $      4,809 $      5,086
                                                                       ============ ============

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other
Intangibles (continued)

   Information regarding other intangibles was as follows:

                                                                            Years Ended December 31,
                                                                       ----------------------------------
                                                                          2019        2018        2017
                                                                       ----------  ----------  ----------
                                                                                  (In millions)
DSI:
Balance at January 1,................................................. $      391  $      411  $      432
Capitalization........................................................          2           2           2
Amortization..........................................................        (36)        (39)        (12)
Unrealized investment gains (losses)..................................          5          17         (11)
                                                                       ----------  ----------  ----------
Balance at December 31,............................................... $      362  $      391  $      411
                                                                       ==========  ==========  ==========
VODA:
Balance at January 1,................................................. $       91  $      105  $      120
Amortization..........................................................        (13)        (14)        (15)
                                                                       ----------  ----------  ----------
Balance at December 31,............................................... $       78  $       91  $      105
                                                                       ==========  ==========  ==========
Accumulated amortization.............................................. $      182  $      169  $      155
                                                                       ==========  ==========  ==========

   The estimated future amortization expense to be reported in other expenses for the next five years is as follows:

                                                                          VOBA        VODA
                                                                       ----------- -----------
                                                                            (In millions)
2020.................................................................. $        69 $        12
2021.................................................................. $        61 $        10
2022.................................................................. $        53 $         9
2023.................................................................. $        46 $         8
2024.................................................................. $        41 $         7

6. Reinsurance

   The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by NELICO, former affiliated and unaffiliated companies. The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

   Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 7.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)

Annuities and Life

   For annuities, the Company reinsures portions of the living and death benefit guarantees issued in connection with certain variable annuities to unaffiliated reinsurers. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The value of embedded derivatives on the ceded risk is determined using a methodology consistent with the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer. The Company also assumes 100% of the living and death benefit guarantees issued in connection with certain variable annuities issued by
NELICO. The Company cedes certain fixed rate annuities to unaffiliated third party reinsurers, and assumes certain index-linked annuities from an unaffiliated third party insurer. These reinsurance arrangements are structured on a coinsurance basis and are reported as deposit accounting.

   For its life products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. The
Company currently reinsures 90% of the mortality risk in excess of $2 million for most products. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. On a case-by-case basis, the
Company may retain up to $20 million per life and reinsure 100% of amounts in excess of the amount the Company retains. The Company also reinsures 90% of the risk associated with participating whole life policies to a former affiliate and assumes certain term life policies and universal life policies with secondary death benefit guarantees issued by a former affiliate. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

Corporate & Other

   The Company reinsures, through 100% quota share reinsurance agreements certain run-off long-term care and workers' compensation business written by the Company. At December 31, 2019, the Company had $6.7 billion of reinsurance recoverables associated with its reinsured long-term care business. The reinsurer has established trust accounts for the Company's benefit to secure their obligations under the reinsurance agreements. Additionally, the Company is indemnified for losses and certain other payment obligations it might incur with respect to such reinsured long-term care insurance business.

Catastrophe Coverage

   The Company has exposure to catastrophes which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

Reinsurance Recoverables

   The Company reinsures its business through a diversified group of reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process.
Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at both December 31, 2019 and 2018, were not significant.

   The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $5.4 billion and
$5.0 billion of unsecured reinsurance recoverable balances with third-party reinsurers at December 31, 2019 and 2018, respectively.

   At December 31, 2019, the Company had $13.5 billion of net ceded reinsurance recoverables with third-parties. Of this total, $11.7 billion, or 87%, were with the Company's five largest ceded reinsurers, including $4.0 billion of net ceded reinsurance recoverables which were unsecured. At December 31, 2018, the
Company had $12.3 billion of net ceded reinsurance recoverables with third-parties. Of this total, $10.9 billion, or 89%, were with the Company's five largest ceded reinsurers, including $3.8 billion of net ceded reinsurance recoverables which were unsecured.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)

   The amounts on the consolidated statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

                                                                           Years Ended December 31,
                                                                       -------------------------------
                                                                            2019       2018       2017
                                                                       ---------  ---------  ---------
                                                                                (In millions)
Premiums
Direct premiums.......................................................   $ 1,597    $ 1,640    $ 1,731
Reinsurance assumed...................................................        15         12         13
Reinsurance ceded.....................................................      (765)      (783)      (916)
                                                                       ---------  ---------  ---------
 Net premiums.........................................................   $   847    $   869    $   828
                                                                       =========  =========  =========
Universal life and investment-type product policy fees
Direct universal life and investment-type product policy fees.........   $ 3,432    $ 3,617    $ 3,653
Reinsurance assumed...................................................        79        101        103
Reinsurance ceded.....................................................      (529)      (528)      (600)
                                                                       ---------  ---------  ---------
 Net universal life and investment-type product policy fees...........   $ 2,982    $ 3,190    $ 3,156
                                                                       =========  =========  =========
Other revenues
Direct other revenues.................................................   $   244    $   262    $   260
Reinsurance assumed...................................................         3          2         29
Reinsurance ceded.....................................................        19         23         47
                                                                       ---------  ---------  ---------
 Net other revenues...................................................   $   266    $   287    $   336
                                                                       =========  =========  =========
Policyholder benefits and claims
Direct policyholder benefits and claims...............................   $ 5,267    $ 4,724    $ 5,080
Reinsurance assumed...................................................        70         75         89
Reinsurance ceded.....................................................    (1,799)    (1,619)    (1,575)
                                                                       ---------  ---------  ---------
 Net policyholder benefits and claims.................................   $ 3,538    $ 3,180    $ 3,594
                                                                       =========  =========  =========
Other expenses
Direct other expenses.................................................   $ 1,839    $ 1,812    $ 1,835
Reinsurance assumed...................................................       (10)        (4)        19
Reinsurance ceded.....................................................       (20)       (45)       (21)
                                                                       ---------  ---------  ---------
 Net other expenses...................................................   $ 1,809    $ 1,763    $ 1,833
                                                                       =========  =========  =========

   The amounts on the consolidated balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

                                                                                December 31,
                                                   -----------------------------------------------------------------------
                                                                  2019                                2018
                                                   ---------------------------------- ------------------------------------
                                                                              Total                                Total
                                                                             Balance                              Balance
                                                    Direct   Assumed  Ceded   Sheet    Direct   Assumed   Ceded    Sheet
                                                   -------- -------- ------- -------- -------- --------  -------- --------
                                                                                (In millions)
Assets
Premiums, reinsurance and other receivables....... $    420   $   39 $13,828 $ 14,287 $    384  $    60  $ 12,669 $ 13,113
Liabilities
Policyholder account balances..................... $ 42,062   $3,059 $    -- $ 45,121 $ 37,586  $ 1,744  $     -- $ 39,330
Other policy-related balances..................... $  1,126   $1,675 $    -- $  2,801 $  1,051  $ 1,677  $     -- $  2,728
Other liabilities................................. $  3,410   $   11 $ 1,063 $  4,484 $  2,804  $    (4) $    655 $  3,455

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)

   Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on reinsurance were
$2.0 billion and $1.4 billion at December 31, 2019 and 2018, respectively. The deposit liabilities on reinsurance were $2.4 billion and $1.4 billion at
December 31, 2019 and 2018, respectively.

  Related Party Reinsurance Transactions

   The Company has reinsurance agreements with its affiliate NELICO and certain
MetLife, Inc. subsidiaries, including Metropolitan Life Insurance Company
("MLIC"), Metropolitan Tower Life Insurance Company, MetLife Reinsurance
Company of Vermont and American Life Insurance Company, all of which were related parties until the completion of the MetLife Divestiture.

   Information regarding the significant effects of reinsurance with NELICO and former MetLife affiliates included on the consolidated statements of operations was as follows:

                                                                            Years Ended December 31,
                                                                       ----------------------------------
                                                                             2019        2018        2017
                                                                       ----------  ----------  ----------
                                                                                  (In millions)
Premiums
Reinsurance assumed...................................................       $  5       $   7       $  13
Reinsurance ceded.....................................................         --        (201)       (537)
                                                                       ----------  ----------  ----------
 Net premiums.........................................................       $  5       $(194)      $(524)
                                                                       ==========  ==========  ==========
Universal life and investment-type product policy fees
Reinsurance assumed...................................................       $  6       $  51       $ 103
Reinsurance ceded.....................................................         --           1         (14)
                                                                       ----------  ----------  ----------
 Net universal life and investment-type product policy fees...........       $  6       $  52       $  89
                                                                       ==========  ==========  ==========
Other revenues
Reinsurance assumed...................................................       $  3       $   2       $  29
Reinsurance ceded.....................................................         --          18          44
                                                                       ----------  ----------  ----------
 Net other revenues...................................................       $  3       $  20       $  73
                                                                       ==========  ==========  ==========
Policyholder benefits and claims
Reinsurance assumed...................................................       $ 34       $  52       $  87
Reinsurance ceded.....................................................         --        (178)       (420)
                                                                       ----------  ----------  ----------
 Net policyholder benefits and claims.................................       $ 34       $(126)      $(333)
                                                                       ==========  ==========  ==========
Other expenses
Reinsurance assumed...................................................       $(32)      $ (13)      $  18
Reinsurance ceded.....................................................         --          (5)         --
                                                                       ----------  ----------  ----------
 Net other expenses...................................................       $(32)      $ (18)      $  18
                                                                       ==========  ==========  ==========

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)

   Information regarding the significant effects of reinsurance with NELICO and former MetLife affiliates included on the consolidated balance sheets was as follows at:

                                                                                    December 31,
                                                                       ---------------------------------------
                                                                               2019                2018
                                                                       -------------------- ------------------
                                                                         Assumed      Ceded   Assumed    Ceded
                                                                       ---------  --------- ---------  -------
                                                                                    (In millions)
Assets
Premiums, reinsurance and other receivables...........................      $ 26        $--      $ 21      $--
Liabilities
Policyholder account balances.........................................      $443        $--      $386      $--
Other policy-related balances.........................................      $ 11        $--      $ 14      $--
Other liabilities.....................................................      $(21)       $--      $(38)     $--

   The Company assumes risks from NELICO related to guaranteed minimum benefits written directly by the cedent. The assumed reinsurance agreements contain embedded derivatives and changes in their estimated fair value are also included within net derivative gains (losses). The embedded derivatives associated with the agreements are included within policyholder account balances and were $443 million and $386 million at December 31, 2019 and 2018, respectively. Net derivative gains (losses) associated with the embedded derivatives were ($53) million, $53 million and $67 million for the years ended
December 31, 2019, 2018 and 2017, respectively. In January 2017, the Company executed a novation and assignment agreement whereby it replaced MLIC as the reinsurer of certain variable annuities, including guaranteed minimum benefits, issued by NELICO. At the time of the novation and assignment, the transaction resulted in an increase in cash and cash equivalents of $184 million, an increase in future policy benefits of $34 million, an increase in policyholder account balances of $219 million and a decrease in other liabilities of
$68 million. The Company recognized no gain or loss as a result of this transaction.

   The Company cedes risks to MLIC related to guaranteed minimum benefits written directly by the Company. The ceded reinsurance agreement contains embedded derivatives and changes in the estimated fair value are also included within net derivative gains (losses). Net derivative gains (losses) associated with the embedded derivatives were less than $1 million and ($126) million for the years ended December 31, 2018 and 2017, respectively.

   In May 2017, the Company recaptured from MLIC risks related to multiple life products ceded under yearly renewable term and coinsurance agreements. This recapture resulted in an increase in cash and cash equivalents of $214 million and a decrease in premiums, reinsurance and other receivables of $189 million.
The Company recognized a gain of $17 million, net of income tax, as a result of this reinsurance termination.

   The Company previously assumed risks from MLIC related to guaranteed minimum benefits written directly by MLIC. The assumed reinsurance agreement contained embedded derivatives and changes in their estimated fair value are included within net derivative gains (losses). Net derivative gains (losses) associated with the embedded derivatives were $110 million for the year ended December 31,
2017. In January 2017, MLIC recaptured these risks which resulted in a decrease in investments and cash and cash equivalents of $568 million, a decrease in future policy benefits of $106 million, and a decrease in policyholder account balances of $460 million. In June 2017, there was an adjustment to the recapture amounts of this transaction, which resulted in an increase in premiums, reinsurance and other receivables of $140 million at June 30, 2017.
The Company recognized a gain of $89 million, net of income tax, as a result of this transaction.

   In January 2017, the Company recaptured risks related to certain variable annuities, including guaranteed minimum benefits, issued by BHNY ceded to
MLIC. This recapture resulted in a decrease in cash and cash equivalents of
$150 million, an increase in future policy benefits of $45 million, an increase in policyholder account balances of $168 million and a decrease in other liabilities of $359 million. The Company recognized no gain or loss as a result of this transaction.

   Related party reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. There were no deposit assets on related party reinsurance at both December 31, 2019 and 2018. The deposit liabilities on related party reinsurance were $164 million and $174 million at December 31,
2019 and 2018, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments

   See Note 9 for information about the fair value hierarchy for investments and the related valuation methodologies.

Fixed Maturity Securities AFS

  Fixed Maturity Securities AFS by Sector

   The following table presents the fixed maturity securities AFS by sector at:

                                   December 31, 2019                             December 31, 2018
                     --------------------------------------------- ---------------------------------------------
                                   Gross Unrealized                              Gross Unrealized
                               ------------------------                      ------------------------
                                                  OTTI   Estimated                              OTTI   Estimated
                     Amortized         Temporary Losses    Fair    Amortized         Temporary Losses    Fair
                       Cost     Gains   Losses    (1)      Value     Cost     Gains   Losses    (1)      Value
                     --------- ------- --------- ------  --------- --------- ------- --------- ------  ---------
                                                            (In millions)
Fixed maturity
 securities:
U.S. corporate......  $ 27,841 $ 2,815      $ 65  $  --   $ 30,591  $ 23,902 $   816  $    659  $  --   $ 24,059
Foreign corporate...     9,017     736        67     --      9,686     8,044     157       306     --      7,895
RMBS................     8,600     440        14     (4)     9,030     8,309     246       122     (2)     8,435
U.S. government and
 agency.............     5,396   1,848        --     --      7,244     7,503   1,251       110     --      8,644
CMBS................     5,460     263         9     --      5,714     5,177      42        87     (1)     5,133
State and political
 subdivision........     3,326     687         2     --      4,011     3,202     399        15     --      3,586
ABS.................     1,940      21        11     --      1,950     2,120      13        22     --      2,111
Foreign government..     1,503     250         2     --      1,751     1,415     101        31     --      1,485
                     --------- ------- --------- ------  --------- --------- ------- --------- ------  ---------
 Total fixed
   maturity
   securities.......  $ 63,083 $ 7,060      $170  $  (4)  $ 69,977  $ 59,672 $ 3,025  $  1,352  $  (3)  $ 61,348
                     ========= ======= ========= ======  ========= ========= ======= ========= ======  =========
--------

(1) Noncredit OTTI losses included in accumulated other comprehensive income
    (loss) ("AOCI") in an unrealized gain position are due to increases in estimated fair value subsequent to initial recognition of noncredit losses on such securities.

     The Company held no non-income producing fixed maturity securities at
  December 31, 2019. The Company held non-income producing fixed maturity securities with an estimated fair value of less than $1 million at
  December 31, 2018.

  Maturities of Fixed Maturity Securities

     The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at December 31, 2019:

                                                          Due After Five
                                            Due After One     Years                                Total Fixed
                                Due in One  Year Through   Through Ten   Due After Ten Structured   Maturity
                               Year or Less  Five Years       Years          Years     Securities  Securities
                               ------------ ------------- -------------- ------------- ----------- -----------
                                                                (In millions)
Amortized cost................ $      1,682  $      6,815  $      12,485 $      26,101 $    16,000 $    63,083
Estimated fair value.......... $      1,691  $      7,038  $      13,343 $      31,211 $    16,694 $    69,977

     Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. Structured Securities are shown separately, as they are not due at a single maturity.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)

  Continuous Gross Unrealized Losses for Fixed Maturity Securities AFS by Sector

     The following table presents the estimated fair value and gross unrealized losses of fixed maturity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position at:

                                           December 31, 2019                             December 31, 2018
                               --------------------------------------------- ------------------------------------------------
                                                    Equal to or Greater than                      Equal to or Greater than 12
                               Less than 12 Months       12 Months           Less than 12 Months         Months
                               -------------------- ------------------------ -------------------- ---------------------------
                               Estimated   Gross    Estimated     Gross      Estimated   Gross    Estimated       Gross
                                 Fair    Unrealized   Fair      Unrealized     Fair    Unrealized   Fair        Unrealized
                                 Value     Losses     Value       Losses       Value     Losses     Value         Losses
                               --------- ---------- ---------   ----------   --------- ---------- ----------    ----------
                                                              (Dollars in millions)
Fixed maturity securities:
U.S. corporate................  $  1,931  $      43  $    320    $      22   $  10,450   $    465 $    2,290    $      194
Foreign corporate.............       577         12       510           55       3,916        199        746           107
RMBS..........................       802          6       346            4       1,550         21      2,567            99
U.S. government and agency....        14         --        --           --         359          7      1,355           103
CMBS..........................       552          7       171            2       2,264         52        800            34
State and political
 subdivision..................       120          2         8           --         346          7        158             8
ABS...........................       358          2       676            9       1,407         21         70             1
Foreign government............        65          2        --           --         520         25        132             6
                               --------- ---------- ---------   ----------   --------- ---------- ----------    ----------
 Total fixed maturity
   securities.................  $  4,419  $      74  $  2,031    $      92   $  20,812   $    797 $    8,118    $      552
                               ========= ========== =========   ==========   ========= ========== ==========    ==========
 Total number of securities
   in an unrealized loss
   position...................       686                  297                    2,988                 1,022
                               =========            =========                =========            ==========

Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS
Securities

  Evaluation and Measurement Methodologies

     Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below amortized cost; (ii) the potential for impairments when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments where the issuer, series of issuers or industry has suffered a catastrophic loss or has exhausted natural resources; (vi) whether the
  Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers; (vii) with respect to Structured Securities, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security; (viii) the potential for impairments due to weakening of foreign currencies on non-functional currency denominated fixed maturity securities that are near maturity; and (ix) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

     For securities in an unrealized loss position, an OTTI is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either: (i) the Company has the intent to sell the security;
  or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exists, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)

  Current Period Evaluation

     Based on the Company's current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the
  Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company concluded that these securities were not other-than-temporarily impaired at December 31, 2019.

     Gross unrealized losses on fixed maturity securities decreased
  $1.2 billion during the year ended December 31, 2019 to $166 million. The decrease in gross unrealized losses for the year ended December 31, 2019, was primarily attributable to decreasing longer-term interest rates and narrowing credit spreads.

     At December 31, 2019, $9 million of the total $166 million of gross unrealized losses were from 12 fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater.

Mortgage Loans

  Mortgage Loans by Portfolio Segment

     Mortgage loans are summarized as follows at:

                                                          December 31,
                                         -----------------------------------------------
                                                  2019                    2018
                                         ----------------------- -----------------------
                                          Carrying      % of      Carrying      % of
                                           Value        Total      Value        Total
                                         ----------- ----------- ----------- -----------
                                                      (Dollars in millions)
Mortgage loans:
Commercial.............................. $     9,694       61.9% $     8,502       62.6%
Agricultural............................       3,326        21.2       2,874        21.1
Residential.............................       2,708        17.3       2,276        16.7
                                         ----------- ----------- ----------- -----------
 Subtotal (1)...........................      15,728       100.4      13,652       100.4
Valuation allowances (2)................        (64)       (0.4)        (56)       (0.4)
                                         ----------- ----------- ----------- -----------
 Total mortgage loans, net.............. $    15,664      100.0% $    13,596      100.0%
                                         =========== =========== =========== ===========
----------

(1) Purchases of mortgage loans from third parties were $962 million and
    $1.9 billion for the years ended December 31, 2019 and 2018, respectively, and were primarily comprised of residential mortgage loans.

(2) The valuation allowances were primarily from collective evaluation
    (non-specific loan related).

     Information on commercial, agricultural and residential mortgage loans is presented in the tables below.

  Valuation Allowance Methodology

      Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Specific valuation allowances are established using the same methodology for all three portfolio segments as the excess carrying value of a loan over either
   (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price.
   A common evaluation framework is used for establishing non-specific valuation allowances for all loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)

  Credit Quality of Commercial Mortgage Loans

      The credit quality of commercial mortgage loans was as follows at:

                                         Recorded Investment
                       --------------------------------------------------------
                           Debt Service Coverage Ratios                           Estimated
                       -------------------------------------             % of      Fair       % of
                           1.20x   1.00x - 1.20x    < 1.00x     Total    Total    Value       Total
                       ---------- --------------- ---------- --------- -------- ----------- --------
                                                   (Dollars in millions)
December 31, 2019
Loan-to-value ratios:
Less than 65%.........     $8,300            $272       $158    $8,730    90.1%     $ 9,142    90.2%
65% to 75%............        746              26          8       780      8.0         805      8.0
76% to 80%............        184              --         --       184      1.9         184      1.8
                       ---------- --------------- ---------- --------- -------- ----------- --------
    Total.............     $9,230            $298       $166    $9,694   100.0%     $10,131   100.0%
                       ========== =============== ========== ========= ======== =========== ========
December 31, 2018
Loan-to-value ratios:
Less than 65%.........     $7,444            $ 89       $ 34    $7,567    89.0%     $ 7,642    89.0%
65% to 75%............        762              --         24       786      9.2         797      9.3
76% to 80%............        141              --          8       149      1.8         145      1.7
                       ---------- --------------- ---------- --------- -------- ----------- --------
    Total.............     $8,347            $ 89       $ 66    $8,502   100.0%     $ 8,584   100.0%
                       ========== =============== ========== ========= ======== =========== ========

  Credit Quality of Agricultural Mortgage Loans

      The credit quality of agricultural mortgage loans was as follows at:

                                             December 31,
                               -----------------------------------------
                                       2019                 2018
                               -------------------- --------------------
                                 Recorded    % of     Recorded    % of
                                 Investment   Total   Investment   Total
                               ------------ ------- ------------ -------
                                         (Dollars in millions)
        Loan-to-value ratios:
        Less than 65%.........       $3,130   94.1%       $2,551   88.8%
        65% to 75%............          196     5.9          322    11.2
        76% to 80%............           --      --            1      --
                               ------------ ------- ------------ -------
            Total.............       $3,326  100.0%       $2,874  100.0%
                               ============ ======= ============ =======

      The estimated fair value of agricultural mortgage loans was $3.4 billion and $2.9 billion at December 31, 2019 and 2018, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)

  Credit Quality of Residential Mortgage Loans

      The credit quality of residential mortgage loans was as follows at:

                                                     December 31,
                         ---------------------------------------------------------------------
                                        2019                               2018
                         ---------------------------------- ----------------------------------
                           Recorded Investment   % of Total   Recorded Investment   % of Total
                         --------------------- ------------ --------------------- ------------
                                                 (Dollars in millions)
Performance indicators:
Performing..............                $2,671        98.6%                $2,240        98.4%
Nonperforming...........                    37          1.4                    36          1.6
                         --------------------- ------------ --------------------- ------------
    Total...............                $2,708       100.0%                $2,276       100.0%
                         ===================== ============ ===================== ============

     The estimated fair value of residential mortgage loans was $2.8 billion and $2.3 billion at December 31, 2019 and 2018, respectively.

  Past Due, Nonaccrual and Modified Mortgage Loans

     The Company has a high quality, well performing mortgage loan portfolio, with over 99% of all mortgage loans classified as performing at both
  December 31, 2019 and 2018. The Company defines delinquency consistent with industry practice, when mortgage loans are past due as follows: commercial and residential mortgage loans -- 60 days and agricultural mortgage loans --
  90 days. The Company had no commercial mortgage loans past due or in nonaccrual status at either December 31, 2019 or 2018. Agricultural mortgage loans past due and in nonaccrual status totaled $21 million at December 31,
  2019. The Company had less than $1 million past due and no agricultural mortgage loans in nonaccrual status at December 31, 2018. Residential mortgage loans past due and in nonaccrual status totaled $37 million and
  $36 million at December 31, 2019 and 2018, respectively. During the years ended December 31, 2019 and 2018, the Company did not have a significant amount of mortgage loans modified in a troubled debt restructuring.

Other Invested Assets

   Freestanding derivatives with positive estimated fair values comprise over
90% of other invested assets. See Note 8 for information about freestanding derivatives with positive estimated fair values. Other invested assets also includes tax credit and renewable energy partnerships, leveraged leases and
FHLB stock.

Net Unrealized Investment Gains (Losses)

   Unrealized investment gains (losses) on fixed maturity securities and the effect on DAC, VOBA, DSI and future policy benefits, that would result from the realization of the unrealized gains (losses), are included in net unrealized investment gains (losses) in AOCI.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)

   The components of net unrealized investment gains (losses), included in
AOCI, were as follows:

                                                               Years Ended December 31,
                                                             ----------------------------
                                                                 2019      2018      2017
                                                             --------  --------  --------
                                                                     (In millions)
Fixed maturity securities...................................  $ 6,894    $1,679   $ 4,724
Equity securities...........................................       --        --        39
Derivatives.................................................      232       253       231
Other.......................................................      (15)      (15)       (8)
                                                             --------  --------  --------
 Subtotal...................................................    7,111     1,917     4,986
                                                             --------  --------  --------
Amounts allocated from:
Future policy benefits......................................   (2,691)     (885)   (2,370)
DAC, VOBA and DSI...........................................     (332)      (90)     (262)
                                                             --------  --------  --------
 Subtotal...................................................   (3,023)     (975)   (2,632)
Deferred income tax benefit (expense).......................     (859)     (198)     (494)
                                                             --------  --------  --------
 Net unrealized investment gains (losses)...................  $ 3,229    $  744   $ 1,860
                                                             ========  ========  ========

   The changes in net unrealized investment gains (losses) were as follows:

                                                               Years Ended December 31,
                                                             ----------------------------
                                                                 2019      2018      2017
                                                             --------  --------  --------
                                                                     (In millions)
Balance, December 31,.......................................  $   744   $ 1,860   $ 1,277
Unrealized investment gains (losses) change due to
 cumulative effect, net of income tax.......................       --       (79)       --
                                                             --------  --------  --------
Balance at January 1,.......................................      744     1,781     1,277
Unrealized investment gains (losses) during the year........    5,194    (2,990)    1,939
Unrealized investment gains (losses) relating to:
Future policy benefits......................................   (1,806)    1,485    (1,448)
DAC, VOBA and DSI...........................................     (242)      172       (67)
Deferred income tax benefit (expense).......................     (661)      296       159
                                                             --------  --------  --------
Balance at December 31,.....................................  $ 3,229   $   744   $ 1,860
                                                             ========  ========  ========
Change in net unrealized investment gains (losses)..........  $ 2,485   $(1,037)  $   583
                                                             ========  ========  ========

Concentrations of Credit Risk

   There were no investments in any counterparty that were greater than 10% of the Company's equity, other than the U.S. government and its agencies, at both
December 31, 2019 and 2018.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)

Securities Lending

   Elements of the securities lending program are presented below at:

                                                                 December 31,
                                                             ---------------------
                                                                   2019       2018
                                                             ---------- ----------
                                                                 (In millions)
Securities on loan: (1)
 Amortized cost.............................................     $2,031     $3,056
 Estimated fair value.......................................     $2,996     $3,628
Cash collateral received from counterparties (2)............     $3,074     $3,646
Security collateral received from counterparties (3)........     $   --     $   55
Reinvestment portfolio -- estimated fair value..............     $3,174     $3,658
-------------

(1) Included within fixed maturity securities.

(2) Included within payables for collateral under securities loaned and other transactions.

(3) Security collateral received from counterparties may not be sold or re-pledged, unless the counterparty is in default, and is not reflected on the consolidated financial statements.

   The cash collateral liability by loaned security type and remaining tenor of the agreements were as follows at:

                                                  December 31, 2019                      December 31, 2018
                                         -------------------------------------- --------------------------------------
                                         Remaining Tenor of Securities          Remaining Tenor of Securities
                                             Lending Agreements                     Lending Agreements
                                         -----------------------------          -----------------------------
                                                     1 Month  1 to 6                        1 Month  1 to 6
                                          Open (1)  or Less    Months     Total  Open (1)  or Less    Months     Total
                                         ---------  --------  -------  -------- ---------  --------  -------  --------
                                                                      (In millions)
U.S. government and agency..............    $1,279    $1,094     $701    $3,074    $1,474    $1,823     $349    $3,646
-------------

(1) The related loaned security could be returned to the Company on the next business day which would require the Company to immediately return the cash collateral.

   If the Company is required to return significant amounts of cash collateral on short notice and is forced to sell securities to meet the return obligation, it may have difficulty selling such collateral that is invested in securities in a timely manner, be forced to sell securities in a volatile or illiquid market for less than what otherwise would have been realized under normal market conditions, or both. The estimated fair value of the securities on loan related to the cash collateral on open at December 31, 2019 was $1.2 billion, all of which were U.S. government and agency securities which, if put back to the Company, could be immediately sold to satisfy the cash requirement.

   The reinvestment portfolio acquired with the cash collateral consisted principally of fixed maturity securities (including agency RMBS, U.S. and foreign corporate securities, ABS, non-agency RMBS and U.S. government and agency securities) with 54% invested in agency RMBS, cash and cash equivalents and U.S. government and agency securities at December 31, 2019. If the securities on loan or the reinvestment portfolio become less liquid, the
Company has the liquidity resources of most of its general account available to meet any potential cash demands when securities on loan are put back to the
Company.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)

Invested Assets on Deposit, Held in Trust and Pledged as Collateral

   Invested assets on deposit, held in trust and pledged as collateral are presented below at estimated fair value at:

                                                                                             December 31,
                                                                                           -----------------
                                                                                               2019     2018
                                                                                           -------- --------
                                                                                             (In millions)
Invested assets on deposit (regulatory deposits) (1)......................................  $ 9,345  $ 8,172
Invested assets held in trust (reinsurance agreements) (2)................................    4,561    3,455
Invested assets pledged as collateral (3).................................................    3,640    3,340
                                                                                           -------- --------
 Total invested assets on deposit, held in trust and pledged as collateral................  $17,546  $14,967
                                                                                           ======== ========
-------------

(1) The Company has assets, primarily fixed maturity securities, on deposit with governmental authorities relating to certain policyholder liabilities, of which $69 million and $55 million of the assets on deposit balance represents restricted cash at December 31, 2019 and 2018, respectively.

(2) The Company has assets, primarily fixed maturity securities, held in trust relating to certain reinsurance transactions. $124 million and $87 million of the assets held in trust balance represents restricted cash at
    December 31, 2019 and 2018, respectively.

(3) The Company has pledged invested assets in connection with various agreements and transactions, including funding agreements (see Note 4) and derivative transactions (see Note 8).

   See "-- Securities Lending" for information regarding securities on loan.

Purchased Credit Impaired Investments

   Investments acquired with evidence of credit quality deterioration since origination and for which it is probable at the acquisition date that the
Company will be unable to collect all contractually required payments are classified as purchased credit impaired ("PCI") investments. For each investment, the excess of the cash flows expected to be collected as of the acquisition date over its acquisition date fair value is referred to as the accretable yield and is recognized as net investment income on an effective yield basis. If, subsequently, based on current information and events, it is probable that there is a significant increase in cash flows previously expected to be collected or if actual cash flows are significantly greater than cash flows previously expected to be collected, the accretable yield is adjusted prospectively. The excess of the contractually required payments (including interest) as of the acquisition date over the cash flows expected to be collected as of the acquisition date is referred to as the nonaccretable difference, and this amount is not expected to be realized as net investment income. Decreases in cash flows expected to be collected can result in OTTI.

   The Company's PCI investments had an outstanding principal and interest balance of $926 million and $1.1 billion at December 31, 2019 and 2018, respectively, which represents the contractually required principal and accrued interest, whether or not currently due; and a carrying value (estimated fair value of the investments plus accrued interest) of $761 million and
$860 million at December 31, 2019 and 2018, respectively. Accretion of accretable yield on PCI investments recognized in earnings were $44 million and
$62 million for the years ended December 31, 2019 and 2018, respectively.
Purchases of PCI investments were insignificant in both of the years ended
December 31, 2019 and 2018.

Collectively Significant Equity Method Investments

   The Company holds investments in limited partnerships and LLCs consisting of leveraged buy-out funds, hedge funds, private equity funds, joint ventures and other funds. The portion of these investments accounted for under the equity method had a carrying value of $2.4 billion at December 31, 2019. The Company's maximum exposure to loss related to these equity method investments is limited to the carrying value of these investments plus unfunded commitments of
$1.5 billion at December 31, 2019. The Company's investments in limited partnerships and LLCs are generally of a passive nature in that the Company does not participate in the management of the entities.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)

   As described in Note 1, the Company generally records its share of earnings in its equity method investments using a three-month lag methodology and within net investment income. Aggregate net investment income from these equity method investments exceeded 10% of the Company's consolidated pre-tax income (loss)
for each of the years ended 2019, 2018, and 2017. This aggregated summarized financial data does not represent the Company's proportionate share of the assets, liabilities, or earnings of such entities.

   The aggregated summarized financial data presented below reflects the latest available financial information and is as of and for the years ended
December 31, 2019, 2018 and 2017. Aggregate total assets of these entities totaled $403.6 billion and $344.6 billion at December 31, 2019 and 2018, respectively. Aggregate total liabilities of these entities totaled
$52.7 billion and $30.1 billion at December 31, 2019 and 2018, respectively.
Aggregate net income (loss) of these entities totaled $33.3 billion,
$33.3 billion and $36.2 billion for the years ended December 31, 2019, 2018 and
2017, respectively. Aggregate net income (loss) from the underlying entities in which the Company invests is primarily comprised of investment income, including recurring investment income and realized and unrealized investment gains (losses).

Variable Interest Entities

     The Company has invested in legal entities that are variable interest entities ("VIEs"). VIEs are consolidated when the investor is the primary beneficiary. A primary beneficiary is the variable interest holder in a VIE with both the power to direct the activities of the VIE that most significantly impact the economic performance of the VIE and the obligation to absorb losses, or the right to receive benefits that could potentially be significant to the VIE.

     There were no material VIEs for which the Company has concluded that it is the primary beneficiary at December 31, 2019 or 2018.

     The Company's investments in unconsolidated VIEs are described below.

  Fixed Maturity Securities

     The Company invests in U.S. corporate bonds, foreign corporate bonds, and
  Structured Securities, issued by VIEs. The Company is not obligated to provide any financial or other support to these VIEs, other than the original investment. The Company's involvement with these entities is limited to that of a passive investor. The Company has no unilateral right to appoint or remove the servicer, special servicer, or investment manager, which are generally viewed as having the power to direct the activities that most significantly impact the economic performance of the VIE, nor does the
  Company function in any of these roles. The Company does not have the obligation to absorb losses or the right to receive benefits from the entity that could potentially be significant to the entity; as a result, the Company has determined it is not the primary beneficiary, or consolidator, of the
  VIE. The Company's maximum exposure to loss on these fixed maturity securities is limited to the amortized cost of these investments. See "--
  Fixed Maturity Securities AFS" for information on these securities.

  Limited Partnerships and LLCs

     The Company holds investments in certain limited partnerships and LLCs which are VIEs. These ventures include limited partnerships, LLCs, private equity funds, hedge funds, and to a lesser extent tax credit and renewable energy partnerships. The Company is not considered the primary beneficiary, or consolidator, when its involvement takes the form of a limited partner interest and is restricted to a role of a passive investor, as a limited partner's interest does not provide the Company with any substantive kick-out or participating rights, nor does it provide the Company with the power to direct the activities of the fund. The Company's maximum exposure to loss on these investments is limited to: (i) the amount invested in debt or equity of the VIE and (ii) commitments to the VIE, as described in Note 14.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)

     The carrying amount and maximum exposure to loss related to the VIEs in which the Company concluded that it holds a variable interest, but is not the primary beneficiary, were as follows at:

                                                                               December 31,
                                                             -------------------------------------------------
                                                                       2019                     2018
                                                             ------------------------ ------------------------
                                                                              Maximum                  Maximum
                                                                 Carrying  Exposure       Carrying  Exposure
                                                                Amount    to Loss (1)    Amount    to Loss (1)
                                                             ------------ ----------- ------------ -----------
                                                                               (In millions)
Fixed maturity securities...................................      $12,959     $12,317      $12,848     $12,848
Limited partnerships and LLCs...............................        1,892       3,065        1,743       3,130
                                                             ------------ ----------- ------------ -----------
   Total....................................................      $14,851     $15,382      $14,591     $15,978
                                                             ============ =========== ============ ===========

Net Investment Income

   The components of net investment income were as follows:

                                                                 Years Ended December 31,
                                                             --------------------------------
                                                                   2019       2018       2017
                                                             ---------- ---------- ----------
                                                                      (In millions)
Investment income:
Fixed maturity securities...................................     $2,627     $2,499     $2,347
Equity securities...........................................          8          7          9
Mortgage loans..............................................        676        538        450
Policy loans................................................         46         62         49
Limited partnerships and LLCs (1)...........................        220        258        235
Cash, cash equivalents and short-term investments...........         72         26         30
Other.......................................................         38         38         28
                                                             ---------- ---------- ----------
 Subtotal...................................................      3,687      3,428      3,148
Less: Investment expenses...................................        201        193        175
                                                             ---------- ---------- ----------
 Net investment income......................................     $3,486     $3,235     $2,973
                                                             ========== ========== ==========
-------------

(1) Includes net investment income pertaining to other limited partnership interests of $181 million, $211 million and $182 million for the years ended December 31, 2019, 2018 and 2017, respectively.

   See "-- Related Party Investment Transactions" for discussion of related party net investment income and investment expenses.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)

Net Investment Gains (Losses)

  Components of Net Investment Gains (Losses)

      The components of net investment gains (losses) were as follows:

                                                                                             Years Ended December 31,
                                                                                           ----------------------------
                                                                                               2019      2018      2017
                                                                                           --------  --------  --------
                                                                                                   (In millions)
Fixed maturity securities.................................................................     $ 87     $(178)     $(26)
Equity securities.........................................................................       17       (16)       22
Mortgage loans............................................................................      (10)      (13)       (9)
Limited partnerships and LLCs.............................................................        7        40        (7)
Other.....................................................................................       (9)      (37)       (7)
                                                                                           --------  --------  --------
   Total net investment gains (losses)....................................................     $ 92     $(204)     $(27)
                                                                                           ========  ========  ========

     See "-- Related Party Investment Transactions" for discussion of related party net investment gains (losses) related to transfers of invested assets.

  Sales or Disposals of Fixed Maturity Securities

     Investment gains and losses on sales of securities are determined on a specific identification basis. Proceeds from sales or disposals of fixed maturity securities and the components of fixed maturity securities net investment gains (losses) were as shown in the table below.

                                                                  Years Ended December 31,
                                                             ----------------------------------
                                                                   2019        2018        2017
                                                             ----------  ----------  ----------
                                                                        (In millions)
Proceeds....................................................     $8,541     $11,159     $11,974
                                                             ==========  ==========  ==========
Gross investment gains......................................     $  232     $   101     $    58
Gross investment losses.....................................       (145)       (279)        (84)
                                                             ----------  ----------  ----------
   Net investment gains (losses)............................     $   87     $  (178)    $   (26)
                                                             ==========  ==========  ==========

Related Party Investment Transactions

   All of the transactions reported as related party activity occurred prior to the MetLife Divestiture. See Note 1 regarding the MetLife Divestiture.

   The Company previously transferred invested assets, primarily consisting of fixed maturity securities, to former affiliates. The estimated fair value and amortized cost of invested assets transferred to former affiliates was
$292 million and $294 million, respectively, for the year ended December 31,
2017. The net investment gains (losses) recognized on transfers of invested assets to former affiliates was ($2) million for the year ended December 31,
2017.

   In March 2017, the Company sold an operating joint venture with a book value of $89 million to MLIC for $286 million. The operating joint venture was accounted for under the equity method and included in other invested assets.
This sale resulted in an increase in additional paid-in capital of $202 million in the first quarter of 2017.

   The Company receives investment administrative services from MetLife
Investment Management, LLC (formerly known as MetLife Investment Advisors,
LLC), which was considered a related party investment manager until the completion of the MetLife Divestiture. The related investment administrative service charges were $49 million and $93 million for the years ended
December 31, 2018 and 2017, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives

Accounting for Derivatives

   See Note 1 for a description of the Company's accounting policies for derivatives and Note 9 for information about the fair value hierarchy for derivatives.

Derivative Strategies

   The Company maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize its exposure to various market risks, including interest rate, foreign currency exchange rate, credit and equity market.

   Derivatives are financial instruments with values derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. Certain of the Company's OTC derivatives are cleared and settled through central clearing counterparties ("OTC-cleared"), while others are bilateral contracts between two counterparties
("OTC-bilateral").

  Interest Rate Derivatives

     Interest rate swaps: The Company uses interest rate swaps to manage the collective interest rate risks primarily in variable annuity products and universal life with secondary guarantees. Interest rate swaps are used in non-qualifying hedging relationships.

     Interest rate caps: The Company uses interest rate caps to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities. Interest rate caps are used in non-qualifying hedging relationships.

     Swaptions: The Company uses swaptions to manage the collective interest rate risks primarily in variable annuity products and universal life with secondary guarantees. Swaptions are used in non-qualifying hedging relationships. Swaptions are included in interest rate options.

     Interest rate forwards: The Company uses interest rate forwards to manage the collective interest rate risks primarily in variable annuity products and universal life with secondary guarantees. Interest rate forwards are used in cash flow and non-qualifying hedging relationships.

  Foreign Currency Exchange Rate Derivatives

     Foreign currency swaps: The Company uses foreign currency swaps to convert foreign currency denominated cash flows to U.S. dollars to reduce cash flow fluctuations due to changes in currency exchange rates. Foreign currency swaps are used in cash flow and non-qualifying hedging relationships.

     Foreign currency forwards: The Company uses foreign currency forwards to hedge currency exposure on its invested assets. Foreign currency forwards are used in non-qualifying hedging relationships.

  Credit Derivatives

     Credit default swaps: The Company uses credit default swaps to create synthetic credit investments to replicate credit exposure that is more economically attractive than what is available in the market or otherwise unavailable (written credit protection), or to reduce credit loss exposure on certain assets that the Company owns (purchased credit protection). Credit default swaps are used in non-qualifying hedging relationships.

  Equity Derivatives

     Equity index options: The Company uses equity index options primarily to hedge minimum guarantees embedded in certain variable annuity products against adverse changes in equity markets. Additionally, the Company uses equity index options to hedge index-linked annuity products against adverse changes in equity markets. Equity index options are used in non-qualifying hedging relationships.

     Equity total return swaps: The Company uses equity total return swaps to hedge minimum guarantees embedded in certain variable annuity products against adverse changes equity markets. Equity total return swaps are used in non-qualifying hedging relationships.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)

     Equity variance swaps: The Company uses equity variance swaps to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. Equity variance swaps are used in non-qualifying hedging relationships.

Primary Risks Managed by Derivatives

   The following table presents the primary underlying risk exposure, gross notional amount, and estimated fair value of the Company's derivatives held at:

                                                                                      December 31,
                                                             --------------------------------------------------------------
                                                                          2019                            2018
                                                             ------------------------------- ------------------------------
                                                                        Estimated Fair Value           Estimated Fair Value
                                                                        --------------------           --------------------
                                                               Gross                          Gross
                                                              Notional                       Notional
                           Primary Underlying Risk Exposure    Amount    Assets  Liabilities  Amount    Assets  Liabilities
                           --------------------------------  ---------- -------- ----------- --------- -------- -----------
                                                                                     (In millions)
Derivatives Designated as Hedging Instruments:
Cash flow hedges:
Interest rate forwards.... Interest rate                     $      420 $     22    $     -- $      -- $     --    $     --
Foreign currency swaps.... Foreign currency exchange rate         2,701      176          27     2,461      200          30
                                                             ---------- -------- ----------- --------- -------- -----------
 Total qualifying hedges...................................       3,121      198          27     2,461      200          30
                                                             ---------- -------- ----------- --------- -------- -----------
Derivatives Not Designated or Not Qualifying as Hedging
 Instruments:
Interest rate swaps....... Interest rate                          7,559      878          29    10,747      528         558
Interest rate caps........ Interest rate                          3,350        2          --     3,350       21          --
Interest rate futures..... Interest rate                             --       --          --        53       --          --
Interest rate options..... Interest rate                         29,750      782         187    17,168      168          61
Interest rate forwards.... Interest rate                          5,418       94         114        --       --          --
Foreign currency swaps.... Foreign currency exchange rate         1,040       94          15     1,398       99          18
Foreign currency forwards. Foreign currency exchange rate           138       --           1       125       --          --
Credit default swaps --
 purchased................ Credit                                    18       --          --        98        3          --
Credit default swaps --
 written.................. Credit                                 1,613       36          --     1,798       14           3
Equity futures............ Equity market                             --       --          --       169       --          --
Equity index options...... Equity market                         51,509      850       1,728    45,815    1,372       1,207
Equity variance swaps..... Equity market                          2,136       69          69     5,574       80         232
Equity total return swaps. Equity market                          7,723        2         367     3,920      280           3
                                                             ---------- -------- ----------- --------- -------- -----------
 Total non-designated or non-qualifying derivatives........     110,254    2,807       2,510    90,215    2,565       2,082
                                                             ---------- -------- ----------- --------- -------- -----------
Embedded derivatives:
Ceded guaranteed minimum
 income benefits.......... Other                                    N/A      217          --       N/A      228          --
Direct index-linked
 annuities................ Other                                    N/A       --       2,253       N/A       --         488
Direct guaranteed minimum
 benefits................. Other                                    N/A       --       1,548       N/A       --       1,546
Assumed guaranteed
 minimum benefits......... Other                                    N/A       --         442       N/A       --         386
Assumed index-linked
 annuities................ Other                                    N/A       --         339       N/A       --          96
                                                             ---------- -------- ----------- --------- -------- -----------
 Total embedded derivatives................................         N/A      217       4,582       N/A      228       2,516
                                                             ---------- -------- ----------- --------- -------- -----------
 Total.....................................................  $  113,375 $  3,222    $  7,119 $  92,676 $  2,993    $  4,628
                                                             ========== ======== =========== ========= ======== ===========

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)

   Based on gross notional amounts, a substantial portion of the Company's derivatives was not designated or did not qualify as part of a hedging relationship at both December 31, 2019 and 2018. The Company's use of derivatives includes (i) derivatives that serve as macro hedges of the
Company's exposure to various risks and generally do not qualify for hedge accounting because they do not meet the criteria required under portfolio hedging rules; (ii) derivatives that economically hedge insurance liabilities and generally do not qualify for hedge accounting because they do not meet the criteria of being "highly effective" as outlined in ASC 815; (iii) derivatives that economically hedge embedded derivatives that do not qualify for hedge accounting because the changes in estimated fair value of the embedded derivatives are already recorded in net income; and (iv) written credit default swaps that are used to create synthetic credit investments and that do not qualify for hedge accounting because they do not involve a hedging relationship.

   The following tables present the amount and location of gains (losses), including earned income, recognized for derivatives and gains (losses)
pertaining to hedged items presented in net derivative gains (losses):

                                                                     Year Ended December 31, 2019
                                                 ---------------------------------------------------------------------
                                                                       Net
                                                                    Derivative
                                                       Net            Gains
                                                    Derivative       (Losses)                                 Amount
                                                      Gains          Recognized                              of Gains
                                                     (Losses)          for           Net        Policyholder (Losses)
                                                   Recognized for     Hedged       Investment  Benefits and  deferred
                                                   Derivatives        Items         Income        Claims       in AOCI
                                                 ----------------  ------------  ------------ -------------- ---------
                                                                             (In millions)
Derivatives Designated as Hedging Instruments:
Cash flow hedges:
Interest rate derivatives.......................          $    31          $ --           $ 2            $--       $25
Foreign currency exchange rate derivatives......               25           (29)           32             --        12
                                                 ----------------  ------------  ------------ -------------- ---------
  Total cash flow hedges........................               56           (29)           34             --        37
                                                 ----------------  ------------  ------------ -------------- ---------
Derivatives Not Designated or Not Qualifying as
 Hedging Instruments:
Interest rate derivatives.......................            1,589            --            --             --        --
Foreign currency exchange rate derivatives......               22            (3)           --             --        --
Credit derivatives..............................               44            --            --             --        --
Equity derivatives..............................           (2,476)           --            --             --        --
Embedded derivatives............................           (1,249)           --            --             --        --
                                                 ----------------  ------------  ------------ -------------- ---------
  Total non-qualifying hedges...................           (2,070)           (3)           --             --        --
                                                 ----------------  ------------  ------------ -------------- ---------
  Total.........................................          $(2,014)         $(32)          $34            $--       $37
                                                 ================  ============  ============ ============== =========

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)

                                                                      Year Ended December 31, 2018
                                                 ----------------------------------------------------------------------
                                                                       Net
                                                                    Derivative
                                                       Net            Gains
                                                    Derivative       (Losses)                                  Amount
                                                      Gains          Recognized                               of Gains
                                                     (Losses)          for           Net        Policyholder  (Losses)
                                                   Recognized for     Hedged       Investment  Benefits and   deferred
                                                   Derivatives        Items         Income        Claims        in AOCI
                                                 ----------------  ------------  ------------ --------------  ---------
                                                                              (In millions)
Derivatives Designated as Hedging Instruments:
Fair value hedges:
Interest rate derivatives.......................     $        (12)    $      12     $       1     $       --    $    --
                                                 ----------------  ------------  ------------ --------------  ---------
  Total fair value hedges.......................              (12)           12             1             --         --
                                                 ----------------  ------------  ------------ --------------  ---------
Cash flow hedges:
Interest rate derivatives.......................              129            (1)            5             --         (5)
Foreign currency exchange rate derivatives......               --            (1)           26             --        161
                                                 ----------------  ------------  ------------ --------------  ---------
  Total cash flow hedges........................              129            (2)           31             --        156
                                                 ----------------  ------------  ------------ --------------  ---------
Derivatives Not Designated or Not Qualifying as
 Hedging Instruments:
Interest rate derivatives.......................             (659)           --            --             --         --
Foreign currency exchange rate derivatives......               81            (7)           --             --         --
Credit derivatives..............................               (7)           --            --             --         --
Equity derivatives..............................              631            --            --             --         --
Embedded derivatives............................              579            --            --             (8)        --
                                                 ----------------  ------------  ------------ --------------  ---------
  Total non-qualifying hedges...................              625            (7)           --             (8)        --
                                                 ----------------  ------------  ------------ --------------  ---------
  Total.........................................     $        742     $       3     $      32     $       (8)   $   156
                                                 ================  ============  ============ ==============  =========

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)

                                                                              Year Ended December 31, 2017
                                                        -----------------------------------------------------------------------
                                                                              Net
                                                                           Derivative
                                                              Net            Gains
                                                           Derivative       (Losses)                                   Amount
                                                             Gains          Recognized                                of Gains
                                                            (Losses)          for           Net         Policyholder  (Losses)
                                                          Recognized for     Hedged       Investment   Benefits and   deferred
                                                          Derivatives        Items         Income         Claims        in AOCI
                                                        ----------------  ------------  ------------  --------------  ---------
                                                                                     (In millions)
Derivatives Designated as Hedging Instruments:
Fair value hedges:
Interest rate derivatives..............................     $          2     $      (2)   $        2     $        --    $    --
                                                        ----------------  ------------  ------------  --------------  ---------
 Total fair value hedges...............................                2            (2)            2              --         --
                                                        ----------------  ------------  ------------  --------------  ---------
Cash flow hedges:
Interest rate derivatives..............................               --            --             6              --          1
Foreign currency exchange rate derivatives.............                8            (9)           19              --       (153)
                                                        ----------------  ------------  ------------  --------------  ---------
 Total cash flow hedges................................                8            (9)           25              --       (152)
                                                        ----------------  ------------  ------------  --------------  ---------
Derivatives Not Designated or Not Qualifying as
 Hedging Instruments:
Interest rate derivatives..............................              (58)           --            --              10         --
Foreign currency exchange rate derivatives.............              (83)          (32)           --              --         --
Credit derivatives.....................................               34            --            --              --         --
Equity derivatives.....................................           (2,565)           --            (1)           (335)        --
Embedded derivatives...................................            1,237            --            --             (16)        --
                                                        ----------------  ------------  ------------  --------------  ---------
 Total non-qualifying hedges...........................           (1,435)          (32)           (1)           (341)        --
                                                        ----------------  ------------  ------------  --------------  ---------
 Total.................................................     $     (1,425)    $     (43)   $       26     $      (341)   $  (152)
                                                        ================  ============  ============  ==============  =========

   At December 31, 2019 and 2018, the balance in AOCI associated with cash flow hedges was $232 million and $253 million, respectively.

Credit Derivatives

   In connection with synthetically created credit investment transactions, the
Company writes credit default swaps for which it receives a premium to insure credit risk. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)

   The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                                                         December 31,
                                         -----------------------------------------------------------------------------
                                                          2019                                   2018
                                         -------------------------------------- --------------------------------------
                                                       Maximum                                Maximum
                                         Estimated      Amount                  Estimated      Amount
                                         Fair Value   of Future      Weighted   Fair Value   of Future      Weighted
                                         of Credit  Payments under   Average    of Credit  Payments under   Average
Rating Agency Designation of Referenced   Default   Credit Default   Years to    Default   Credit Default   Years to
 Credit Obligations (1)                    Swaps        Swaps      Maturity (2)   Swaps        Swaps      Maturity (2)
---------------------------------------  ---------- -------------- ------------ ---------- -------------- ------------
                                                                     (Dollars in millions)
Aaa/Aa/A................................        $11         $  615          2.5        $ 8         $  689          2.0
Baa.....................................         25            998          5.1          3          1,109          5.0
                                         ---------- --------------              ---------- --------------
 Total..................................        $36         $1,613          4.1        $11         $1,798          3.9
                                         ========== ==============              ========== ==============
----------

(1) The Company has written credit protection on both single name and index references. The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's, S&P and Fitch. If no rating is available from a rating agency, then an internally developed rating is used.

(2) The weighted average years to maturity of the credit default swaps is calculated based on weighted average gross notional amounts.

Counterparty Credit Risk

   The Company may be exposed to credit-related losses in the event of counterparty nonperformance on derivative instruments. Generally, the credit exposure is the fair value at the reporting date less any collateral received from the counterparty.

   The Company manages its credit risk by: (i) entering into derivative transactions with creditworthy counterparties governed by master netting agreements; (ii) trading through regulated exchanges and central clearing counterparties; (iii) obtaining collateral, such as cash and securities, when appropriate; and (iv) setting limits on single party credit exposures which are subject to periodic management review.

   See Note 9 for a description of the impact of credit risk on the valuation of derivatives.

   The estimated fair values of the Company's net derivative assets and net derivative liabilities after the application of master netting agreements and collateral were as follows at:

                                             Gross Amounts Not Offset on the
                                               Consolidated Balance Sheets
                                             ------------------------------
                                                                                          Securities
                                                                Collateral                Collateral      Net Amount
                                Gross Amount    Financial       Received/                 Received/     After Securities
                                Recognized    Instruments (1)   Pledged (2)   Net Amount  Pledged (3)     Collateral
                               ------------- ----------------  ------------  ----------- ------------  -----------------
                                                                     (In millions)
December 31, 2019
Derivative assets.............        $3,046          $(1,458)      $(1,100)      $  488      $  (487)               $ 1
Derivative liabilities........        $2,522          $(1,458)      $    --       $1,064      $(1,061)               $ 3
December 31, 2018
Derivative assets.............        $2,820          $(1,671)      $(1,053)      $   96      $   (83)               $13
Derivative liabilities........        $2,104          $(1,671)      $    --       $  433      $  (433)               $--
----------

(1) Represents amounts subject to an enforceable master netting agreement or similar agreement.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)

(2) The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreement.

(3) Securities collateral received by the Company is not recorded on the balance sheet. Amounts do not include excess of collateral pledged or received.

   The Company's collateral arrangements generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the amount owed by that counterparty reaches a minimum transfer amount. Certain of these arrangements also include credit contingent provisions which permit the party with positive fair value to terminate the derivative at the current fair value or demand immediate full collateralization from the party in a net liability position, in the event that the financial strength or credit rating of the party in a net liability position falls below a certain level.

   The following table presents the aggregate estimated fair value of derivatives in a net liability position containing such credit contingent provisions and the aggregate estimated fair value of assets posted as collateral for such instruments.

                                                                                             December 31,
                                                                                           -----------------
                                                                                               2019     2018
                                                                                           -------- --------
                                                                                             (In millions)
Estimated fair value of derivatives in a net liability position (1).......................   $1,064     $433
Estimated Fair Value of Collateral Provided (2)
Fixed maturity securities.................................................................   $1,473     $797
----------

(1) After taking into consideration the existence of netting agreements.

(2) Substantially all of the Company's collateral arrangements provide for daily posting of collateral for the full value of the derivative contract.
    As a result, if the credit contingent provisions of derivative contracts in a net liability position were triggered, minimal additional assets would be required to be posted as collateral or needed to settle the instruments immediately.

9. Fair Value

   When developing estimated fair values, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

                Level 1  Unadjusted quoted prices in active
                         markets for identical assets or
                         liabilities. The Company defines
                         active markets based on average
                         trading volume for equity securities.
                         The size of the bid/ask spread is
                         used as an indicator of market
                         activity for fixed maturity
                         securities.

                Level 2  Quoted prices in markets that are not
                         active or inputs that are observable
                         either directly or indirectly. These
                         inputs can include quoted prices for
                         similar assets or liabilities other
                         than quoted prices in Level 1, quoted
                         prices in markets that are not
                         active, or other significant inputs
                         that are observable or can be derived
                         principally from or corroborated by
                         observable market data for
                         substantially the full term of the
                         assets or liabilities.

                Level 3  Unobservable inputs that are
                         supported by little or no market
                         activity and are significant to the
                         determination of estimated fair value
                         of the assets or liabilities.
                         Unobservable inputs reflect the
                         reporting entity's own assumptions
                         about the assumptions that market
                         participants would use in pricing the
                         asset or liability.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)

Recurring Fair Value Measurements

   The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy are presented below. Investments that do not have a readily determinable fair value and are measured at net asset value (or equivalent) as a practical expedient to estimated fair value are excluded from the fair value hierarchy.

                                                                               December 31, 2019
                                                             -----------------------------------------------------
                                                                    Fair Value Hierarchy
                                                             -----------------------------------
                                                                                                   Total Estimated
                                                                 Level 1     Level 2     Level 3    Fair Value
                                                             ----------- ----------- ----------- -----------------
                                                                                 (In millions)
Assets
Fixed maturity securities:
U.S. corporate..............................................      $   --    $ 30,266      $  325          $ 30,591
Foreign corporate...........................................          --       9,554         132             9,686
RMBS........................................................          --       8,986          44             9,030
U.S. government and agency..................................       1,542       5,702          --             7,244
CMBS........................................................          --       5,714          --             5,714
State and political subdivision.............................          --       3,938          73             4,011
ABS.........................................................          --       1,877          73             1,950
Foreign government..........................................          --       1,751          --             1,751
                                                             ----------- ----------- ----------- -----------------
 Total fixed maturity securities............................       1,542      67,788         647            69,977
                                                             ----------- ----------- ----------- -----------------
Equity securities...........................................          14         125           8               147
Short-term investments......................................       1,004         473           5             1,482
Derivative assets: (1)
Interest rate...............................................          --       1,778          --             1,778
Foreign currency exchange rate..............................          --         265           5               270
Credit......................................................          --          25          11                36
Equity market...............................................          --         850          71               921
                                                             ----------- ----------- ----------- -----------------
 Total derivative assets....................................          --       2,918          87             3,005
                                                             ----------- ----------- ----------- -----------------
Embedded derivatives within asset host contracts (2)........          --          --         217               217
Separate account assets.....................................         180      99,485           3            99,668
                                                             ----------- ----------- ----------- -----------------
 Total assets...............................................      $2,740    $170,789      $  967          $174,496
                                                             =========== =========== =========== =================
Liabilities
Derivative liabilities: (1)
Interest rate...............................................      $   --    $    330      $   --          $    330
Foreign currency exchange rate..............................          --          43          --                43
Equity market...............................................          --       2,093          71             2,164
                                                             ----------- ----------- ----------- -----------------
 Total derivative liabilities...............................          --       2,466          71             2,537
                                                             ----------- ----------- ----------- -----------------
Embedded derivatives within liability host contracts (2)....          --          --       4,582             4,582
                                                             ----------- ----------- ----------- -----------------
 Total liabilities..........................................      $   --    $  2,466      $4,653          $  7,119
                                                             =========== =========== =========== =================

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)

                                                                                     December 31, 2018
                                                                  -------------------------------------------------------
                                                                          Fair Value Hierarchy
                                                                  -------------------------------------
                                                                                                          Total Estimated
                                                                      Level 1       Level 2     Level 3    Fair Value
                                                                  ----------- ------------- ----------- -----------------
                                                                                       (In millions)
Assets
Fixed maturity securities:
U.S. corporate...................................................      $   --      $ 23,740      $  319          $ 24,059
Foreign corporate................................................          --         7,503         392             7,895
RMBS.............................................................          --         8,429           6             8,435
U.S. government and agency.......................................       2,334         6,310          --             8,644
CMBS.............................................................          --         5,004         129             5,133
State and political subdivision..................................          --         3,512          74             3,586
ABS..............................................................          --         2,072          39             2,111
Foreign government...............................................          --         1,485          --             1,485
                                                                  ----------- ------------- ----------- -----------------
 Total fixed maturity securities.................................       2,334        58,055         959            61,348
                                                                  ----------- ------------- ----------- -----------------
Equity securities................................................          13           124           3               140
Derivative assets: (1)
Interest rate....................................................          --           717          --               717
Foreign currency exchange rate...................................          --           288          11               299
Credit...........................................................          --            10           7                17
Equity market....................................................          --         1,634          98             1,732
                                                                  ----------- ------------- ----------- -----------------
 Total derivative assets.........................................          --         2,649         116             2,765
                                                                  ----------- ------------- ----------- -----------------
Embedded derivatives within asset host contracts (2).............          --            --         228               228
Separate account assets..........................................         217        91,293           1            91,511
                                                                  ----------- ------------- ----------- -----------------
 Total assets....................................................      $2,564      $152,121      $1,307          $155,992
                                                                  =========== ============= =========== =================
Liabilities
Derivative liabilities: (1)
Interest rate....................................................      $   --      $    619      $   --          $    619
Foreign currency exchange rate...................................          --            48          --                48
Credit...........................................................          --             2           1                 3
Equity market....................................................          --         1,205         237             1,442
                                                                  ----------- ------------- ----------- -----------------
 Total derivative liabilities....................................          --         1,874         238             2,112
                                                                  ----------- ------------- ----------- -----------------
Embedded derivatives within liability host contracts (2).........          --            --       2,516             2,516
                                                                  ----------- ------------- ----------- -----------------
 Total liabilities...............................................      $   --      $  1,874      $2,754          $  4,628
                                                                  =========== ============= =========== =================
-------------

(1) Derivative assets are presented within other invested assets on the consolidated balance sheets and derivative liabilities are presented within other liabilities on the consolidated balance sheets. The amounts are presented gross in the tables above to reflect the presentation on the consolidated balance sheets.

(2) Embedded derivatives within asset host contracts are presented within premiums, reinsurance and other receivables and other invested assets on the consolidated balance sheets. Embedded derivatives within liability host contracts are presented within policyholder account balances on the consolidated balance sheets.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)

  Valuation Controls and Procedures

      The Company monitors and provides oversight of valuation controls and policies for securities, mortgage loans and derivatives, which are primarily executed by its valuation service providers. The valuation methodologies used to determine fair values prioritize the use of observable market prices and market-based parameters and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. The valuation methodologies for securities, mortgage loans and derivatives are reviewed on an ongoing basis and revised when necessary. In addition, the Chief Accounting Officer periodically reports to the Audit Committee of Brighthouse Financial's Board of Directors
   regarding compliance with fair value accounting standards.

      The fair value of financial assets and financial liabilities is based on quoted market prices, where available. The Company assesses whether prices received represent a reasonable estimate of fair value through controls designed to ensure valuations represent an exit price. Valuation service providers perform several controls, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the fair value estimates, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. Independent non-binding broker quotes, also referred to herein as "consensus pricing," are used for a non-significant portion of the portfolio. Prices received from independent brokers are assessed to determine if they represent a reasonable estimate of fair value by considering such pricing relative to the current market dynamics and current pricing for similar financial instruments.

      Valuation service providers also apply a formal process to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained. If obtaining an independent non-binding broker quotation is unsuccessful, valuation service providers will use the last available price.

      The Company reviews outputs of the valuation service providers' controls and performs additional controls, including certain monthly controls, which include but are not limited to, performing balance sheet analytics to assess reasonableness of period to period pricing changes, including any price adjustments. Price adjustments are applied if prices or quotes received from independent pricing services or brokers are not considered reflective of market activity or representative of estimated fair value. The Company did not have significant price adjustments during the year ended December 31,
   2019.

  Determination of Fair Value

   Fixed Maturity Securities

      The fair values for actively traded marketable bonds, primarily U.S.
   government and agency securities, are determined using the quoted market prices and are classified as Level 1 assets. For fixed maturity securities classified as Level 2 assets, fair values are determined using either a market or income approach and are valued based on a variety of observable inputs as described below.

      U.S. corporate and foreign corporate securities: Fair value is determined using third-party commercial pricing services, with the primary inputs being quoted prices in markets that are not active, benchmark yields, spreads off benchmark yields, new issuances, issuer rating, trades of identical or comparable securities, or duration. Privately-placed securities are valued using the additional key inputs: market yield curve, call provisions, observable prices and spreads for similar public or private securities that incorporate the credit quality and industry sector of the issuer, and delta spread adjustments to reflect specific credit-related issues.

      U.S. government and agency, state and political subdivision and foreign government securities: Fair value is determined using third-party commercial pricing services, with the primary inputs being quoted prices in markets that are not active, benchmark U.S. Treasury yield or other yields, spread off the U.S. Treasury yield curve for the identical security, issuer ratings and issuer spreads, broker-dealer quotes, and comparable securities that are actively traded.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)

      Structured Securities: Fair value is determined using third-party commercial pricing services, with the primary inputs being quoted prices in markets that are not active, spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, ratings, geographic region, weighted average coupon and weighted average maturity, average delinquency rates and debt-service coverage ratios. Other issuance-specific information is also used, including, but not limited to; collateral type, structure of the security, vintage of the loans, payment terms of the underlying asset, payment priority within tranche, and deal performance.

   Equity Securities and Short-term Investments

      The fair value for actively traded equity securities and short-term investments are determined using quoted market prices and are classified as
   Level 1 assets. For financial instruments classified as Level 2 assets or liabilities, fair values are determined using a market approach and are valued based on a variety of observable inputs as described below.

      Equity securities and short-term investments: Fair value is determined using third-party commercial pricing services, with the primary input being quoted prices in markets that are not active.

   Derivatives

      The fair values for exchange-traded derivatives are determined using the quoted market prices and are classified as Level 1 assets. For OTC-bilateral derivatives and OTC-cleared derivatives classified as Level 2 assets or liabilities, fair values are determined using the income approach.
   Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models which are based on market standard valuation methodologies and a variety of observable inputs.

      The significant inputs to the pricing models for most OTC-bilateral and
   OTC-cleared derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data.
   Certain OTC-bilateral and OTC-cleared derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

      Most inputs for OTC-bilateral and OTC-cleared derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

      The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral and
   OTC-cleared derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its
   OTC-bilateral and OTC-cleared derivatives using standard swap curves which may include a spread to the risk-free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

   Embedded Derivatives

      Embedded derivatives principally include certain direct and ceded variable annuity guarantees and equity crediting rates within index-linked annuity contracts. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)

      The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and certain GMIBs contain embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances on the consolidated balance sheets.

      The Company determines the fair value of these embedded derivatives by estimating the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations of policyholder behavior. The calculation is based on in-force business and is performed using standard actuarial valuation software which projects future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk-free rates. The percentage of fees included in the initial fair value measurement is not updated in subsequent periods.

      Capital market assumptions, such as risk-free rates and implied volatilities, are based on market prices for publicly- traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities. Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.

      The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for BHF's debt. These observable spreads are then adjusted to reflect the priority of these liabilities and claims paying ability of the issuing insurance subsidiaries as compared to BHF's overall financial strength.

      Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees.

      The Company issues and assumes through reinsurance index-linked annuities which allow the policyholder to participate in returns from equity indices.
   The crediting rates associated with these features are embedded derivatives which are measured at estimated fair value separately from the host fixed annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances on the consolidated balance sheets.

      The estimated fair value of crediting rates associated with index-linked annuities is determined using a combination of an option pricing model and an option-budget approach. The valuation of these embedded derivatives also includes the establishment of a risk margin, as well as changes in nonperformance risk.

   Transfers Into or Out of Level 3:

      Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency.
   Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)

  Assets and Liabilities Measured at Fair Value Using Significant Unobservable
  Inputs (Level 3)

     The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:

                                                                        December 31, 2019   December 31, 2018
                                                                      ------------------- -------------------
                                                                                                                  Impact of
                                                                                                               Increase in Input
                                  Valuation         Significant                                                 on Estimated
                                  Techniques     Unobservable Inputs         Range               Range           Fair Value
                               ----------------- -------------------- ------------------- ------------------- ------------------
Embedded derivatives
Direct, assumed and ceded      Option pricing    Mortality rates       0.02%   -   11.31%  0.02%   -   11.31% Decrease (1)
 guaranteed minimum benefits..     techniques
                                                 Lapse rates           0.25%   -   16.00%  0.25%   -   16.00% Decrease (2)
                                                 Utilization rates     0.00%   -   25.00%  0.00%   -   25.00% Increase (3)
                                                 Withdrawal rates      0.25%   -   10.00%  0.25%   -   10.00% (4)
                                                 Long-term equity     16.24%   -   21.65% 16.50%   -   22.00% Increase (5)
                                                     volatilities
                                                 Nonperformance        0.54%   -    1.99%  1.91%   -    2.66% Decrease (6)
                                                     risk spread
-------------

(1) Mortality rates vary by age and by demographic characteristics such as gender. The range shown reflects the mortality rate for policyholders between 35 and 90 years old, which represents the majority of the business with living benefits. Mortality rate assumptions are set based on company experience and include an assumption for mortality improvement.

(2) The range shown reflects base lapse rates for major product categories for duration 1-20, which represents majority of business with living benefit riders. Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, as well as other factors, such as the applicability of any surrender charges. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in-the-money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower in periods when a surrender charge applies.

(3) The utilization rate assumption estimates the percentage of contract holders with a GMIB or lifetime withdrawal benefit who will elect to utilize the benefit upon becoming eligible in a given year. The range shown represents the floor and cap of the GMIB dynamic election rates across varying levels of in-the-money. For lifetime withdrawal guarantee riders, the assumption is that everyone will begin withdrawals once account value reaches zero which is equivalent to a 100% utilization rate. Utilization rates may vary by the type of guarantee, the amount by which the guaranteed amount is greater than the account value, the contract's withdrawal history and by the age of the policyholder.

(4) The withdrawal rate represents the percentage of account balance that any given policyholder will elect to withdraw from the contract each year. The withdrawal rate assumption varies by age and duration of the contract, and also by other factors such as benefit type. For any given contract, withdrawal rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. For GMWBs, any increase (decrease) in withdrawal rates results in an increase (decrease)
    in the estimated fair value of the guarantees. For GMABs and GMIBs, any increase (decrease) in withdrawal rates results in a decrease (increase) in the estimated fair value.

(5) Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. For any given contract, long-term equity volatility rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(6) Nonperformance risk spread varies by duration. For any given contract, multiple nonperformance risk spreads will apply, depending on the duration of the cash flow being discounted for purposes of valuing the embedded derivative.

     The Company does not develop unobservable inputs used in measuring fair value for all other assets and liabilities classified within Level 3;
  therefore, these are not included in the table above. The other Level 3 assets and liabilities primarily included fixed maturity securities and derivatives. For fixed maturity securities valued based on non-binding broker quotes, an increase (decrease) in credit spreads would result in a higher
  (lower) fair value. For derivatives valued based on third-party pricing models, an increase (decrease) in credit spreads would generally result in a higher (lower) fair value.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)

     The following tables summarize the change of all assets and (liabilities)
  measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3):

                                          Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                     ------------------------------------------------------------------------------------------------------
                                  Fixed Maturity Securities
                     ---------------------------------------------------
                                                                                                                   Net
                                                 State and                                            Net        Embedded
                                     Structured  Political     Foreign     Equity     Short-term   Derivatives  Derivatives
                      Corporate (1) Securities   Subdivision  Government  Securities  Investments     (2)          (3)
                     -------------- ----------- ------------ ----------- ----------- ------------ ------------ ------------
                                                                       (In millions)

 Balance,
 January 1,
 2018...............       $  1,937    $  1,222         $ --        $  5      $  124        $  14       $(279)     $(2,007)

 Total
 realized/unrealized
 gains
 (losses)
 included
 in
 net
 income
 (loss)
 (5)
 (6)................              1           2            1          --          --           --          152          571

 Total
 realized/unrealized
 gains
 (losses)
 included
 in
 AOCI...............           (32)         (6)          (1)          --          --           --            9           --

 Purchases
 (7)................             71          42           --          --           1           --            3           --

 Sales
 (7)................          (197)        (91)          (1)         (5)         (3)         (14)          (7)           --

 Issuances
 (7)................             --          --           --          --          --           --           --           --

 Settlements
 (7)................             --          --           --          --          --           --           --        (852)

 Transfers
 into
 Level 3
 (8)................            414           9           75          --          --           --           --           --

 Transfers
 out
 of
 Level 3
 (8)................        (1,483)     (1,004)           --          --       (119)           --           --           --
                     -------------- ----------- ------------ ----------- ----------- ------------ ------------ ------------

 Balance,
 December 31,
 2018...............            711         174           74          --           3           --        (122)      (2,288)

 Total
 realized/unrealized
 gains
 (losses)
 included
 in
 net
 income
 (loss)
 (5)
 (6)................             --           1            1          --          --           --         (12)      (1,249)

 Total
 realized/unrealized
 gains
 (losses)
 included
 in
 AOCI...............             15           2          (1)          --          --           --          (1)           --

 Purchases
 (7)................            342          68           --          --           5            5           --           --

 Sales
 (7)................          (150)        (25)          (1)          --          --           --           --           --

 Issuances
 (7)................             --          --           --          --          --           --           --           --

 Settlements
 (7)................             --          --           --          --          --           --          155        (828)

 Transfers
 into
 Level 3
 (8)................             24          42           --          --          --           --           --           --

 Transfers
 out
 of
 Level 3
 (8)................          (485)       (145)           --          --          --           --          (4)           --
                     -------------- ----------- ------------ ----------- ----------- ------------ ------------ ------------

 Balance,
 December 31,
 2019...............       $    457    $    117         $ 73        $ --      $    8        $   5       $   16     $(4,365)
                     ============== =========== ============ =========== =========== ============ ============ ============

 Changes
 in
 unrealized
 gains
 (losses)
 included
 in
 net
 income
 (loss)
 for
 the
 instruments
 still
 held
 at
 December 31,
 2017:
 (9)................       $      1    $     23         $ --        $ --      $   --        $  --       $ (52)     $  1,300
                     ============== =========== ============ =========== =========== ============ ============ ============

 Changes
 in
 unrealized
 gains
 (losses)
 included
 in
 net
 income
 (loss)
 for
 the
 instruments
 still
 held
 at
 December 31,
 2018:
 (9)................       $    (2)    $    (1)         $  1        $ --      $    1        $  --       $  148     $    268
                     ============== =========== ============ =========== =========== ============ ============ ============

 Changes
 in
 unrealized
 gains
 (losses)
 included
 in
 net
 income
 (loss)
 for
 the
 instruments
 still
 held
 at
 December 31,
 2019:
 (9)................       $     --    $     --         $  1        $ --      $   --        $  --       $ (10)     $(1,504)
                     ============== =========== ============ =========== =========== ============ ============ ============

 Gains
 (Losses)
 Data
 for
 the
 year
 ended
 December 31,
 2017:

 Total
 realized/unrealized
 gains
 (losses)
 included
 in
 net
 income
 (loss)
 (5)
 (6)................       $    (3)    $     28         $ --        $ --      $  (3)        $  --       $   92     $  1,233

 Total
 realized/unrealized
 gains
 (losses)
 included
 in
 AOCI...............       $    127    $     52         $ --        $ --      $   --        $  --       $   --     $     --

                     ------------

                      Separate
                       Account
                      Assets (4)
                     -----------

 Balance,
 January 1,
 2018...............        $  5

 Total
 realized/unrealized
 gains
 (losses)
 included
 in
 net
 income
 (loss)
 (5)
 (6)................          --

 Total
 realized/unrealized
 gains
 (losses)
 included
 in
 AOCI...............          --

 Purchases
 (7)................           1

 Sales
 (7)................         (1)

 Issuances
 (7)................          --

 Settlements
 (7)................         (1)

 Transfers
 into
 Level 3
 (8)................          --

 Transfers
 out
 of
 Level 3
 (8)................         (3)
                     -----------

 Balance,
 December 31,
 2018...............           1

 Total
 realized/unrealized
 gains
 (losses)
 included
 in
 net
 income
 (loss)
 (5)
 (6)................          --

 Total
 realized/unrealized
 gains
 (losses)
 included
 in
 AOCI...............          --

 Purchases
 (7)................           3

 Sales
 (7)................          --

 Issuances
 (7)................          --

 Settlements
 (7)................          --

 Transfers
 into
 Level 3
 (8)................          --

 Transfers
 out
 of
 Level 3
 (8)................         (1)
                     -----------

 Balance,
 December 31,
 2019...............        $  3
                     ===========

 Changes
 in
 unrealized
 gains
 (losses)
 included
 in
 net
 income
 (loss)
 for
 the
 instruments
 still
 held
 at
 December 31,
 2017:
 (9)................        $ --
                     ===========

 Changes
 in
 unrealized
 gains
 (losses)
 included
 in
 net
 income
 (loss)
 for
 the
 instruments
 still
 held
 at
 December 31,
 2018:
 (9)................        $ --
                     ===========

 Changes
 in
 unrealized
 gains
 (losses)
 included
 in
 net
 income
 (loss)
 for
 the
 instruments
 still
 held
 at
 December 31,
 2019:
 (9)................        $ --
                     ===========

 Gains
 (Losses)
 Data
 for
 the
 year
 ended
 December 31,
 2017:

 Total
 realized/unrealized
 gains
 (losses)
 included
 in
 net
 income
 (loss)
 (5)
 (6)................        $ --

 Total
 realized/unrealized
 gains
 (losses)
 included
 in
 AOCI...............        $ --

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)

----------

(1) Comprised of U.S. and foreign corporate securities.

(2) Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

(3) Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

(4) Investment performance related to separate account assets is fully offset by corresponding amounts credited to contract holders within separate account liabilities. Therefore, such changes in estimated fair value are not recorded in net income (loss). For the purpose of this disclosure, these changes are presented within net investment gains (losses).

(5) Amortization of premium/accretion of discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses). Lapses associated with net embedded derivatives are included in net derivative gains (losses).
    Substantially all realized/unrealized gains (losses) included in net income
    (loss) for net derivatives and net embedded derivatives are reported in net derivative gains (losses).

(6) Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(7) Items purchased/issued and then sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

(8) Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(9) Changes in unrealized gains (losses) included in net income (loss) relate to assets and liabilities still held at the end of the respective periods.
    Substantially all changes in unrealized gains (losses) included in net income (loss) for net derivatives and net embedded derivatives are reported in net derivative gains (losses).

Fair Value of Financial Instruments Carried at Other Than Fair Value

   The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income, payables for collateral under securities loaned and other transactions, and those short-term investments that are not securities and therefore are not included in the three level hierarchy table disclosed in the "-- Recurring Fair Value Measurements" section. The estimated fair value of the excluded financial instruments, which are primarily classified in Level 2, approximates carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. All remaining balance sheet amounts excluded from the tables below are not considered financial instruments subject to this disclosure.

   The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                           December 31, 2019
                                             ----------------------------------------------
                                                         Fair Value Hierarchy
                                                       -------------------------
                                                                                   Total
                                             Carrying                            Estimated
                                              Value    Level 1 Level 2  Level 3  Fair Value
                                             --------- ------- ------- --------- ----------
                                                             (In millions)
Assets
Mortgage loans.............................. $  15,664 $    -- $    -- $  16,291  $  16,291
Policy loans................................ $     875 $    -- $   479 $     504  $     983
Other invested assets....................... $      51 $    -- $    39 $      12  $      51
Premiums, reinsurance and other receivables. $   2,053 $    -- $    41 $   2,427  $   2,468
Liabilities
Policyholder account balances............... $  15,474 $    -- $    -- $  15,576  $  15,576
Long-term debt.............................. $     844 $    -- $    39 $     903  $     942
Other liabilities........................... $     943 $    -- $   169 $     777  $     946
Separate account liabilities................ $   1,186 $    -- $ 1,186 $      --  $   1,186

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)

                                                             December 31, 2018
                                              ------------------------------------------------
                                                            Fair Value Hierarchy
                                                         --------------------------
                                                                                      Total
                                               Carrying                             Estimated
                                                Value    Level 1 Level 2  Level 3   Fair Value
                                              ---------- ------- ------- ---------- ----------
                                                               (In millions)
Assets
Mortgage loans............................... $   13,596 $    -- $    -- $   13,761 $   13,761
Policy loans................................. $    1,001 $    -- $   619 $      452 $    1,071
Other invested assets........................ $       77 $    -- $    64 $       13 $       77
Premiums, reinsurance and other receivables.. $    1,426 $    -- $    31 $    1,501 $    1,532
Liabilities
Policyholder account balances................ $   15,183 $    -- $    -- $   13,732 $   13,732
Long-term debt............................... $      434 $    -- $    38 $      380 $      418
Other liabilities............................ $      395 $    -- $    54 $      323 $      377
Separate account liabilities................. $    1,025 $    -- $ 1,025 $       -- $    1,025

10. Long-term Debt

   Long-term debt outstanding was as follows:

                                                                                          December 31,
                                                                                        -----------------
                                                              Interest Rate    Maturity     2019     2018
                                                             --------------  ---------- -------- --------
                                                                                          (In millions)
Surplus note -- affiliated..................................          8.070%       2059     $412     $ --
Surplus note -- affiliated..................................          8.150%       2058      200      200
Surplus note -- affiliated..................................          7.800%       2058      200      200
Other long-term debt -- unaffiliated (1)....................          7.028%       2030       32       34
                                                                                        -------- --------
 Total long-term debt.......................................                                $844     $434
                                                                                        ======== ========
----------

(1) Represents non-recourse debt of a subsidiary for which creditors have no access, subject to customary exceptions, to the general assets of the
    Company other than recourse to certain investment companies.

   The aggregate maturities of long-term debt at December 31, 2019 were
$2 million in each of 2020, 2021, 2022, 2023 and 2024 and $834 million thereafter.

   Interest expense related to long-term debt of $60 million, $6 million and
$58 million for the years ended December 31, 2019, 2018 and 2017, respectively, is included in other expenses, of which $58 million, $4 million and
$35 million, respectively, was associated with affiliated debt.

Surplus Notes

   On March 25, 2019, Brighthouse Life Insurance Company issued a $412 million surplus note due March 2059 to BH Holdings, which bears interest at a fixed rate of 8.07%, payable annually. Payments of interest and principal on this surplus note may be made only with the prior approval of the Delaware
Department of Insurance.

   On December 21, 2018, Brighthouse Life Insurance Company issued a
$200 million surplus note due December 2058 to NELICO (the "December 2058
Surplus Note") in exchange for $28 million of cash and $172 million of invested assets, primarily fixed maturity securities. The December 2058 Surplus Note bears interest at a fixed rate of 8.15%, payable annually. On December 21,
2018, with the prior approval of the Commonwealth of Massachusetts Division of
Insurance, NELICO distributed the December 2058 Surplus Note to BH Holdings via
a non-cash extraordinary dividend. Payments of interest and principal on the
December 2058 Surplus Note may be made only with the prior approval of the
Delaware Department of Insurance.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

10. Long-term Debt (continued)

   On September 28, 2018, Brighthouse Life Insurance Company issued a
$200 million surplus note due September 2058 to BH Holdings (the "September
2058 Surplus Note") in exchange for cash, which bears interest at a fixed rate of 7.80%, payable annually. Payments of interest and principal on the September
2058 Surplus Note may be made only with the prior approval of the Delaware
Department of Insurance.

   On June 16, 2017, MetLife, Inc. forgave Brighthouse Life Insurance Company's obligation to pay the principal amount of $750 million, 8.595% surplus notes held by MetLife, Inc., which were originally issued in 2008. The forgiveness of the surplus notes was treated as a capital transaction and recorded as an increase to additional paid-in capital.

   On April 28, 2017, two surplus note obligations due to MetLife, Inc.
totaling $1.1 billion, which were originally issued in 2012 and 2013, were due on September 30, 2032 and December 31, 2033 and bore interest at 5.13% and
6.00%, respectively, were satisfied in a non-cash exchange for $1.1 billion of loans due from MetLife, Inc.

Committed Facilities

  Reinsurance Financing Arrangement

     On April 28, 2017, BRCD entered into a $10.0 billion financing arrangement with a pool of highly rated third-party reinsurers. This financing arrangement consists of credit-linked notes that each mature in 2037. At
  December 31, 2019, there were no borrowings under this facility and there was
  $10.0 billion of funding available under this arrangement. For the years ended December 31, 2019, 2018 and 2017, the Company recognized commitment fees of $41 million, $44 million and $27 million, respectively, in other expenses associated with this committed facility.

  Repurchase Facility

     On April 16, 2018, Brighthouse Life Insurance Company entered into a secured committed repurchase facility (the "Repurchase Facility") with a financial institution, pursuant to which Brighthouse Life Insurance Company may enter into repurchase transactions in an aggregate amount up to
  $2.0 billion. The Repurchase Facility has a term beginning on July 31, 2018 and maturing on July 31, 2021. Under the Repurchase Facility, Brighthouse
  Life Insurance Company may sell certain eligible securities at a purchase price based on the market value of the securities less an applicable margin based on the types of securities sold, with a concurrent agreement to repurchase such securities at a predetermined future date (ranging from two weeks to three months) and at a price which represents the original purchase price plus interest. At December 31, 2019, there were no borrowings under the
  Repurchase Facility. For the years ended December 31, 2019 and 2018, fees associated with this committed facility were not significant.

11. Equity

Capital Transactions

   During the years ended December 31, 2019, 2018 and 2017, the Company received cash capital contributions totaling $0, $0 and $1.3 billion, respectively, from BH Holdings.

   During the third quarter of 2017, the Company recognized a $1.1 billion non-cash tax charge and corresponding capital contribution from MetLife, Inc.
This tax obligation was in connection with the Separation and MetLife, Inc. is responsible for this obligation through a tax separation agreement with
MetLife, Inc. (the "Tax Separation Agreement"). See Note 13.

   During the second quarter of 2017, MetLife, Inc. forgave Brighthouse Life
Insurance Company's obligation to pay the principal amount of $750 million of surplus notes held by MetLife, Inc. The forgiveness of these notes was a non-cash capital contribution. See Note 10.

   In April 2017, in connection with the Contribution Transactions, the Company recognized a $2.7 billion return of capital to MetLife, Inc. See Note 3.

   During the first quarter of 2017, the Company sold an operating joint venture to a former affiliate and the resulting $202 million gain was treated as a cash capital contribution. See Note 7.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

11. Equity (continued)

Statutory Equity and Income

   The states of domicile of Brighthouse Life Insurance Company and BHNY impose
RBC requirements that were developed by the National Association of Insurance
Commissioners ("NAIC"). Regulatory compliance is determined by a ratio of a company's total adjusted capital ("TAC"), calculated in the manner prescribed by the NAIC to its authorized control level RBC ("ACL RBC"), calculated in the manner prescribed by the NAIC, based on the statutory-based filed financial statements. Companies below specific trigger levels or ratios are classified by their respective levels, each of which requires specified corrective action.
The minimum level of TAC before corrective action commences is twice ACL RBC.
The RBC ratios for Brighthouse Life Insurance Company and BHNY were each in excess of 400% for all periods presented.

   Brighthouse Life Insurance Company and BHNY prepare statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of the state of domicile.

   Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting of reinsurance agreements and valuing investments and deferred tax assets on a different basis.

   The tables below present amounts from Brighthouse Life Insurance Company and
BHNY, which are derived from the statutory-basis financial statements as filed with the insurance regulators.

   Statutory net income (loss) was as follows:

                                                                                    Years Ended December 31,
                                                                                --------------------------------
Company                                                      State of Domicile     2019        2018       2017
-----------------------------------------------------------  -----------------  ----------  ---------  ---------
                                                                                          (In millions)
Brighthouse Life Insurance Company..........................         Delaware   $    1,074  $  (1,104) $    (425)
Brighthouse Life Insurance Company of NY....................         New York   $     (139) $      19  $      22

   Statutory capital and surplus was as follows at:

                                                                 December 31,
                                                             ---------------------
Company                                                         2019       2018
-----------------------------------------------------------  ---------- ----------
                                                                 (In millions)
Brighthouse Life Insurance Company.......................... $    8,746 $    6,731
Brighthouse Life Insurance Company of NY.................... $      579 $      279

   The Company has a reinsurance subsidiary, BRCD which reinsures risks including level premium term life and ULSG assumed from other Brighthouse
Financial life insurance subsidiaries. BRCD, with the explicit permission of the Delaware Commissioner, has included, as admitted assets, the value of credit-linked notes, serving as collateral, which resulted in higher statutory capital and surplus of $9.0 billion and $8.7 billion for the years ended
December 31, 2019 and 2018, respectively.

   The statutory net income (loss) of BRCD was ($316) million, ($1.1) billion and ($1.6) billion for the years ended December 31, 2019, 2018 and 2017, respectively, and the combined statutory capital and surplus, including the aforementioned prescribed practices, were $572 million and $557 million at
December 31, 2019 and 2018, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

11. Equity (continued)

Dividend Restrictions

   The table below sets forth the dividends permitted to be paid by certain of the Company's insurance companies without insurance regulatory approval and dividends paid:

                                                                 2020       2019      2018      2017
                                                             ------------ --------- --------- ---------
                                                              Permitted
                                                               Without
Company                                                      Approval (1) Paid (2)  Paid (2)  Paid (2)
-------                                                      ------------ --------- --------- ---------
                                                                           (In millions)
Brighthouse Life Insurance Company..........................    $   2,066 $      -- $      -- $      --
Brighthouse Life Insurance Company of NY....................    $      -- $      28 $      -- $      --
----------

(1) Reflects dividend amounts that may be paid during 2020 without prior regulatory approval. However, because dividend tests may be based on dividends previously paid over rolling 12-month periods, if paid before a specified date during 2020, some or all of such dividends may require regulatory approval. See Note 16.

(2) Reflects all amounts paid, including those requiring regulatory approval.

   Under the Delaware Insurance Law, Brighthouse Life Insurance Company is
permitted, without prior insurance regulatory clearance, to pay a stockholder dividend as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its net gain from operations for the immediately preceding calendar year (excluding realized capital gains), not including pro rata distributions of Brighthouse Life Insurance Company's own securities.
Brighthouse Life Insurance Company will be permitted to pay a stockholder dividend in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware
Commissioner and the Delaware Commissioner either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as
"unassigned funds (surplus)") as of the immediately preceding calendar year requires insurance regulatory approval. Under the Delaware Insurance Law, the
Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders.

   Under BRCD's plan of operations, no dividend or distribution may be made by
BRCD without the prior approval of the Delaware Commissioner. On December 30,
2019, the Delaware Commissioner approved an extraordinary dividend of
$600 million payable to Brighthouse Life Insurance Company (see Note 16).
During the years ended December 31, 2018 and 2017, BRCD paid extraordinary cash dividends of $0 and $535 million, respectively. During the years ended
December 31, 2019, 2018 and 2017, BRCD paid cash dividends of $1 million,
$2 million and $0, respectively, to its preferred shareholders.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

11. Equity (continued)

Accumulated Other Comprehensive Income (Loss)

   Information regarding changes in the balances of each component of AOCI was as follows:

                                                                 Unrealized                           Foreign
                                                              Investment Gains    Unrealized Gains   Currency
                                                              (Losses), Net of      (Losses) on     Translation
                                                             Related Offsets (1)    Derivatives     Adjustments     Total
                                                             -------------------  ----------------  -----------  ----------
                                                                                      (In millions)
Balance at December 31, 2016................................      $        1,019     $         258    $     (29) $    1,248
OCI before reclassifications................................                 529              (152)           9         386
Deferred income tax benefit (expense).......................                (206)               54           (3)       (155)
                                                             -------------------  ----------------  -----------  ----------
 AOCI before reclassifications, net of income tax...........               1,342               160          (23)      1,479
Amounts reclassified from AOCI..............................                  61               (14)          --          47
Deferred income tax benefit (expense) (2)...................                 306                 5           --         311
                                                             -------------------  ----------------  -----------  ----------
 Amounts reclassified from AOCI, net of income tax..........                 367                (9)          --         358
                                                             -------------------  ----------------  -----------  ----------
Balance at December 31, 2017................................               1,709               151          (23)      1,837
 Cumulative effect of change in accounting principle and
   other, net of income tax.................................                 (79)               --           --         (79)
                                                             -------------------  ----------------  -----------  ----------
Balance, January 1, 2018....................................               1,630               151          (23)      1,758
OCI before reclassifications................................              (1,534)              156           (4)     (1,382)
Deferred income tax benefit (expense).......................                 327                54            1         382
                                                             -------------------  ----------------  -----------  ----------
 AOCI before reclassifications, net of income tax...........                 423               361          (26)        758
Amounts reclassified from AOCI..............................                 179              (134)          --          45
Deferred income tax benefit (expense).......................                 (38)              (47)          --         (85)
                                                             -------------------  ----------------  -----------  ----------
 Amounts reclassified from AOCI, net of income tax..........                 141              (181)          --         (40)
                                                             -------------------  ----------------  -----------  ----------
Balance at December 31, 2018................................                 564               180          (26)        718
OCI before reclassifications................................               3,224                37           12       3,273
Deferred income tax benefit (expense).......................                (677)               (8)          --        (685)
                                                             -------------------  ----------------  -----------  ----------
 AOCI before reclassifications, net of income tax...........               3,111               209          (14)      3,306
Amounts reclassified from AOCI..............................                 (57)              (58)          --        (115)
Deferred income tax benefit (expense).......................                  12                12           --          24
                                                             -------------------  ----------------  -----------  ----------
 Amounts reclassified from AOCI, net of income tax..........                 (45)              (46)          --         (91)
                                                             -------------------  ----------------  -----------  ----------
Balance at December 31, 2019................................      $        3,066     $         163    $     (14) $    3,215
                                                             ===================  ================  ===========  ==========
-------------

(1) See Note 7 for information on offsets to investments related to future policy benefits, DAC, VOBA and DSI.

(2) Includes the $330 million impact of the Tax Cuts and Job Act (the "Tax
    Act") related to unrealized investments gains (losses), net of related offsets.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

11. Equity (continued)

   Information regarding amounts reclassified out of each component of AOCI was as follows:

                                                                                                Consolidated Statements of
AOCI Components                                                 Amounts Reclassified from AOCI     Operations Locations
--------------------------------------------------------------  ----------------------------   ------------------------------
                                                                  Years Ended December 31,
                                                                ----------------------------
                                                                    2019       2018      2017
                                                                --------   --------  --------
                                                                        (In millions)
Net unrealized investment gains (losses):
Net unrealized investment gains (losses).......................     $ 94      $(178)    $ (15) Net investment gains (losses)
Net unrealized investment gains (losses).......................       --          1         1  Net investment income
Net unrealized investment gains (losses).......................      (37)        (2)      (47) Net derivative gains (losses)
                                                                --------   --------  --------
 Net unrealized investment gains (losses), before income tax...       57       (179)      (61)
Income tax (expense) benefit...................................      (12)        38      (306)
                                                                --------   --------  --------
 Net unrealized investment gains (losses), net of income tax...       45       (141)     (367)
                                                                --------   --------  --------
Unrealized gains (losses) on derivatives - cash flow hedges:
Interest rate swaps............................................       31         98        --  Net derivative gains (losses)
Interest rate swaps............................................        2          3         3  Net investment income
Interest rate forwards.........................................       --         31        --  Net derivative gains (losses)
Interest rate forwards.........................................       --          2         3  Net investment income
Foreign currency swaps.........................................       25         --         8  Net derivative gains (losses)
                                                                --------   --------  --------
 Gains (losses) on cash flow hedges, before income tax.........       58        134        14
Income tax (expense) benefit...................................      (12)        47        (5)
                                                                --------   --------  --------
 Gains (losses) on cash flow hedges, net of income tax.........       46        181         9
                                                                --------   --------  --------
 Total reclassifications, net of income tax....................     $ 91      $  40     $(358)
                                                                ========   ========  ========

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

12. Other Revenues and Other Expenses

Other Revenues

   The Company has entered into contracts with mutual funds, fund managers, and their affiliates (collectively, the "Funds") whereby the Company is paid monthly or quarterly fees ("12b-1 fees") for providing certain services to customers and distributors of the Funds. The 12b-1 fees are generally equal to a fixed percentage of the average daily balance of the customer's investment in a fund. The percentage is specified in the contract between the Company and the
Funds. Payments are generally collected when due and are neither refundable nor able to offset future fees.

   To earn these fees, the Company performs services such as responding to phone inquiries, maintaining records, providing information to distributors and shareholders about fund performance and providing training to account managers and sales agents. The passage of time reflects the satisfaction of the
Company's performance obligations to the Funds and is used to recognize revenue associated with 12b-1 fees.

   Other revenues consisted primarily of 12b-1 fees of $240 million,
$255 million and $264 million for the years ended December 31, 2019, 2018 and
2017, respectively, of which substantially all were reported in the Annuities segment.

Other Expenses

   Information on other expenses was as follows:

                                                                                     Years Ended December 31,
                                                                                 --------------------------------
                                                                                       2019       2018       2017
                                                                                 ---------- ---------- ----------
                                                                                          (In millions)
Compensation....................................................................     $  304     $  278     $  263
Contracted services and other labor costs.......................................        252        194        130
Transition services agreements..................................................        237        268        295
Establishment costs.............................................................         76        131        116
Premium and other taxes, licenses and fees......................................         43         64         58
Separate account fees...........................................................          3          2          3
Volume related costs, excluding compensation, net of DAC capitalization.........        591        595        687
Interest expense on debt........................................................         60          6         56
Other...........................................................................        243        225        225
                                                                                 ---------- ---------- ----------
   Total other expenses.........................................................     $1,809     $1,763     $1,833
                                                                                 ========== ========== ==========

Capitalization of DAC

   See Note 5 for additional information on the capitalization of DAC.

Interest Expense on Debt

   See Note 10 for attribution of interest expense by debt issuance.

Related Party Expenses

   See Note 15 for a discussion of related party expenses included in the table above.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

13. Income Tax

   The provision for income tax was as follows:

                                                                            Years Ended December 31,
                                                                       ----------------------------------
                                                                             2019        2018        2017
                                                                       ----------  ----------  ----------
                                                                                  (In millions)
Current:
Federal...............................................................      $ (35)      $(178)    $   368
Foreign...............................................................         --          --          18
                                                                       ----------  ----------  ----------
 Subtotal.............................................................        (35)       (178)        386
                                                                       ----------  ----------  ----------
Deferred:
Federal...............................................................       (303)        331      (1,124)
Foreign...............................................................         --          --          --
                                                                       ----------  ----------  ----------
 Subtotal.............................................................       (303)        331      (1,124)
                                                                       ----------  ----------  ----------
 Provision for income tax expense (benefit)...........................      $(338)      $ 153     $  (738)
                                                                       ==========  ==========  ==========

   The reconciliation of the income tax provision at the statutory tax rate to the provision for income tax as reported was as follows:

                                                                            Years Ended December 31,
                                                                       ----------------------------------
                                                                             2019        2018        2017
                                                                       ----------  ----------  ----------
                                                                                  (In millions)
Tax provision at statutory rate.......................................      $(241)       $235      $ (567)
Tax effect of:
Excess loss account - Separation from MetLife (1).....................         --          (2)      1,088
Rate revaluation due to tax reform (2)................................         --          --        (696)
Dividend received deduction (3).......................................        (38)        (40)       (116)
Prior year tax........................................................         --          (1)         (4)
Tax credits...........................................................        (29)        (24)        (29)
Release of valuation allowance........................................         --         (11)         --
Goodwill impairment...................................................         --          --        (288)
Sale of subsidiary....................................................         --          --        (136)
Other, net............................................................        (30)         (4)         10
                                                                       ----------  ----------  ----------
 Provision for income tax expense (benefit)...........................      $(338)       $153      $ (738)
                                                                       ==========  ==========  ==========
 Effective tax rate...................................................         30%         14%         46%
                                                                       ==========  ==========  ==========
-------------

(1) For the year ended December 31, 2017, the Company recognized a non-cash charge to provision for income tax expense and corresponding capital contribution from MetLife. This tax obligation was in connection with the
    Separation. MetLife, Inc. is responsible for this obligation through the
    Tax Separation Agreement.

(2) For the year ended December 31, 2017, the Company recognized a $696 million benefit in net income from remeasurement of net deferred tax liabilities in connection with the Tax Act.

(3) For the year ended December 31, 2018, the Tax Act changed the dividend received deduction amount applicable to insurance companies to a 70%
    company share and a 50% dividend received deduction for eligible dividends.
    The dividend received deduction reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the statutory tax rate.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

13. Income Tax (continued)

   Deferred income tax represents the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                                                                December 31,
                                                                                           ----------------------
                                                                                                 2019        2018
                                                                                           ----------  ----------
                                                                                                (In millions)
Deferred income tax assets:
Investments, including derivatives (1)....................................................    $   213      $   44
Net operating loss carryforwards..........................................................      1,082       1,025
Tax credit carryforwards..................................................................        105          58
Employee benefits.........................................................................          4           4
Intangibles...............................................................................         97         159
Other.....................................................................................         18          --
                                                                                           ----------  ----------
 Total deferred income tax assets.........................................................      1,519       1,290
Deferred income tax liabilities:
Policyholder liabilities and receivables (1)..............................................      1,307       1,386
Net unrealized investment gains...........................................................        858         198
DAC.......................................................................................        655         633
Other.....................................................................................         --          17
                                                                                           ----------  ----------
 Total deferred income tax liabilities....................................................      2,820       2,234
                                                                                           ----------  ----------
 Net deferred income tax asset (liability)................................................    $(1,301)     $ (944)
                                                                                           ==========  ==========
-------------

(1) The Company reclassified certain components of the 2018 net deferred income tax asset (liability) upon completion of a Separation related deferred tax basis study in 2019. Total deferred income tax assets and total deferred income tax liabilities increased by $44 million at December 31, 2018 as compared to the amounts previously presented. There was no change in total net deferred income tax asset (liability) resulting from these reclassifications at December 31, 2018.

   The following table sets forth the net operating loss carryforwards for tax purposes at December 31, 2019.

                                                                                           Net Operating Loss
                                                                                               Carryforwards
                                                                                           ------------------
                                                                                             (In millions)
Expiration
2034-2038.................................................................................             $3,034
Indefinite................................................................................              2,119
                                                                                           ------------------
                                                                                                       $5,153
                                                                                           ==================

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

13. Income Tax (continued)

   The following table sets forth the general business credits and foreign tax credits available for carryforward for tax purposes at December 31, 2019.

                                                                   Tax Credit Carryforwards
                                                             ------------------------------------
                                                             General Business
                                                                 Credits      Foreign Tax Credits
                                                             ---------------- -------------------
                                                                        (In millions)
Expiration
2020-2024...................................................              $--                 $18
2025-2029...................................................               --                  70
2030-2034...................................................               --                  --
2035-2039...................................................               17                  --
Indefinite..................................................               --                  --
                                                             ---------------- -------------------
                                                                          $17                 $88
                                                             ================ ===================

   The Company's liability for unrecognized tax benefits may increase or decrease in the next 12 months. A reasonable estimate of the increase or decrease cannot be made at this time. However, the Company continues to believe that the ultimate resolution of the pending issues will not result in a material change to its consolidated financial statements, although the resolution of income tax matters could impact the Company's effective tax rate in the future.

   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                                              Years Ended December 31,
                                                             --------------------------
                                                                 2019     2018     2017
                                                             -------- -------- --------
                                                                    (In millions)
Balance at January 1,.......................................      $34      $22     $ 38
Additions for tax positions of prior years..................       --       12       --
Reductions for tax positions of prior years.................       --       --       (4)
Additions for tax positions of current year.................       --       --        3
Reductions for tax positions of current year................       --       --       (2)
Settlements with tax authorities............................       --       --      (13)
                                                             -------- -------- --------
Balance at December 31,.....................................      $34      $34     $ 22
                                                             ======== ======== ========
Unrecognized tax benefits that, if recognized would impact
 the effective rate.........................................      $34      $34     $ 22
                                                             ======== ======== ========

   The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense. Interest related to unrecognized tax benefits was not significant. The Company had no penalties for each of the years ended
December 31, 2019, 2018 and 2017.

   The Company is under continuous examination by the Internal Revenue Service and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction and subsidiary. The Company is no longer subject to federal, state or local income tax examinations for years prior to 2007. Management believes it has established adequate tax liabilities, and final resolution of the audit for the years 2007 and forward is not expected to have a material impact on the
Company's consolidated financial statements.

  Tax Sharing Agreements

   For the periods prior to the Separation, the Company filed a consolidated federal life and non-life income tax return in accordance with the provisions of the Tax Code. Current taxes (and the benefits of tax attributes such as losses) are allocated to the Company, and its includable subsidiaries, under the consolidated tax return regulations and a tax sharing agreement with
MetLife. This tax sharing agreement states that federal taxes will be computed on a modified separate return basis with benefits for losses.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

13. Income Tax (continued)

   For periods after the Separation, the Company and any directly owned life insurance and reinsurance subsidiaries (including BHNY and BRCD) entered in a tax sharing agreement to join a life consolidated federal income tax return.
The nonlife subsidiaries of the Company will file their own federal income tax returns. The tax sharing agreements state that federal taxes are computed on a modified separate return basis with benefit for losses.

  Income Tax Transactions with Former Parent

   The Company entered into a Tax Separation Agreement. Among other things, the
Tax Separation Agreement governs the allocation between MetLife and the Company of the responsibility for the taxes of the MetLife group. The Tax Separation
Agreement also allocates rights, obligations and responsibilities in connection with certain administrative matters relating to the preparation of tax returns and control of tax audits and other proceedings relating to taxes. In October
2017, MetLife paid $723 million to the Company under the Tax Separation
Agreement. At December 31, 2017, the current income tax recoverable included
$857 million related to this agreement. In November 2018, MetLife paid
$894 million to the Company under the Tax Separation Agreement. In November
2019, the Company paid MetLife $2 million under the Tax Separation Agreement.
At December 31, 2019, the current income tax recoverable included a
$115 million payable to MetLife related to this agreement.

14. Contingencies, Commitments and Guarantees

Contingencies

  Litigation

     The Company is a defendant in a number of litigation matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages or other relief.
  Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

     Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be difficult to ascertain. Uncertainties can include how fact finders will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

     The Company establishes liabilities for litigation and regulatory loss contingencies when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated at December 31,
  2019.

   Matters as to Which an Estimate Can Be Made

     For some loss contingency matters, the Company is able to estimate a reasonably possible range of loss. For such matters where a loss is believed to be reasonably possible, but not probable, no accrual has been made. As of
  December 31, 2019, the Company estimates the aggregate range of reasonably possible losses in excess of amounts accrued for these matters to be $0 to
  $10 million.

   Matters as to Which an Estimate Cannot Be Made

     For other matters, the Company is not currently able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts, and the progress of settlement negotiations. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation contingencies and updates its accruals, disclosures and estimates of reasonably possible losses or ranges of loss based on such reviews.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

14. Contingencies, Commitments and Guarantees (continued)

   Sales Practices Claims

     Over the past several years, the Company has faced claims and regulatory inquiries and investigations, alleging improper marketing or sales of individual life insurance policies, annuities or other products. The Company continues to defend vigorously against the claims in these matters. The
  Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for sales practices matters.

   Group Annuity Class Action

     Leroy and Geraldine Atkins v. Brighthouse Life Insurance Company,
  Brighthouse Financial, Inc., et al. (U.S. District Court, District of Nevada,
  filed November 18, 2019). Plaintiffs have filed a purported class action lawsuit against Brighthouse Life Insurance Company, Brighthouse Financial,
  Inc., MetLife, Inc. and Metropolitan Life Insurance Company relating to the pension closeout business. Plaintiffs allege that annuity benefits were due but have not been paid. Plaintiffs also allege they were not able to obtain information as to the group annuity contract and the benefit other than what was on a benefit election form. Plaintiffs seek to represent a class of all annuitants and their designated beneficiaries who were due annuity payments pursuant to group annuity contracts purchased from defendants by sponsors of employer provided defined benefit plans. Plaintiffs allege the defendants failed to timely contact, notify and pay overdue annuity benefits and interest to retirees. The complaint alleges breach of contract, breach of the implied covenant of good faith and fair dealing
  (contract and tort), unjust enrichment, conversion and breach of fiduciary duty. The Company intends to vigorously defend the matter.

   Summary

     Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, investor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations. It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters referred to previously, large and/or indeterminate amounts, including punitive and treble damages, are sought.
  Although, in light of these considerations, it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

Commitments

  Mortgage Loan Commitments

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $206 million and $492 million at December 31, 2019 and 2018, respectively.

  Commitments to Fund Partnership Investments, and Private Corporate Bond
  Investments

     The Company commits to fund partnership investments and to lend funds under private corporate bond investments. The amounts of these unfunded commitments were $1.8 billion and $1.9 billion at December 31, 2019 and 2018, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

14. Contingencies, Commitments and Guarantees (continued)

Guarantees

   In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties such that it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation ranging from
$6 million to $122 million, with a cumulative maximum of $127 million, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

   In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

   The Company's recorded liabilities were $1 million and $2 million at
December 31, 2019 and 2018, respectively, for indemnities, guarantees and commitments.

15. Related Party Transactions

   The Company has various existing arrangements with its Brighthouse affiliates and had previous arrangements with MetLife for services necessary to conduct its activities. Certain of the MetLife services have continued, however, MetLife was no longer considered a related party upon the completion of the MetLife Divestiture on June 14, 2018. See Note 1 for information regarding the MetLife Divestiture and Note 11 for amounts related to transition services from MetLife.

   The Company has related party reinsurance, and investment, debt and equity transactions (see Notes 6, 7 , 10 and 11). Other material arrangements between the Company and its related parties not disclosed elsewhere are as follows:

  Shared Services and Overhead Allocations

     Brighthouse Services currently provides, and previously MetLife provided, certain services to the Company, each using an allocation methodology under certain agreements for such services. These services include, but are not limited to, treasury, financial planning and analysis, legal, human resources, tax planning, internal audit, financial reporting and information technology. When specific identification to a particular legal entity and/or product is not practicable, an allocation methodology based on various performance measures or activity-based costing, such as sales, new policies/contracts issued, reserves, and in-force policy counts is used. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. Management believes that the methods used to allocate expenses under these arrangements are reasonable.
  Costs incurred under these arrangements with Brighthouse Services as well as with MetLife prior to the MetLife Divestiture, were $1.1 billion,
  $1.1 billion and $1.0 billion for the years ended December 31, 2019, 2018 and
  2017, respectively, and were recorded in other expenses. Revenues received from an affiliate related to these agreements, recorded in universal life and investment-type product policy fees, were $220 million, $234 million and
  $241 million for the years ended December 31, 2019, 2018 and 2017, respectively.

     The Company had net receivables (payables) from/to affiliates, related to the items discussed above, of ($43) million and ($50) million at December 31,
  2019 and 2018, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

15. Related Party Transactions (continued)

     Brighthouse affiliates incur costs related to the establishment of services and infrastructure to replace those previously provided by MetLife.
  The Company is charged a fee to reflect the value of the available infrastructure and services provided by these costs. While management believes the method used to allocate expenses under this arrangement is reasonable, the allocated expenses may not be indicative of those of a stand-alone entity. If expenses were allocated to the Company under this arrangement as incurred by Brighthouse affiliates, the Company would have incurred additional expenses of $21 million and $68 million under this arrangement for the years ended December 31, 2019 and 2018, respectively.

  Broker-Dealer Transactions

     The related party expense for the Company was commissions paid on the sale of variable products and passed through to the broker-dealer affiliate. The related party revenue for the Company was fee income passed through the broker-dealer affiliate from trusts and mutual funds whose shares serve as investment options of policyholders of the Company. Fee income received related to these transactions and recorded in other revenues was
  $205 million, $216 million and $224 million for the years ended December 31,
  2019, 2018 and 2017, respectively. Commission expenses incurred related to these transactions and recorded in other expenses was $815 million,
  $771 million and $642 million for the years ended December 31, 2019, 2018 and
  2017, respectively. The Company also had related party fee income receivables of $18 million and $17 million at December 31, 2019 and 2018, respectively.

16. Subsequent Events

Dividend Transactions

   On February 20, 2020, BRCD, with the explicit permission of the Delaware
Commissioner received on December 30, 2019, paid a $600 million extraordinary dividend to Brighthouse Life Insurance Company.

   On February 19, 2020, Brighthouse Life Insurance Company declared a
$300 million ordinary cash dividend payable to BH Holdings. Such dividend has not been paid as of March 4, 2020.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                  Schedule I

                      Consolidated Summary of Investments
                   Other Than Investments in Related Parties
                               December 31, 2019

                                 (In millions)

                                                                                               Amount at
                                                          Cost or           Estimated Fair     Which Shown on
                                                       Amortized Cost (1)      Value         Balance Sheet
Types of Investments                               ---------------------- ---------------- ------------------
Fixed maturity securities:
Bonds:
U.S. government and agency........................                $ 5,396          $ 7,244            $ 7,244
State and political subdivision...................                  3,326            4,011              4,011
Public utilities..................................                  3,270            3,703              3,703
Foreign government................................                  1,503            1,751              1,751
All other corporate bonds.........................                 33,243           36,215             36,215
                                                   ---------------------- ---------------- ------------------
 Total bonds......................................                 46,738           52,924             52,924
Mortgage-backed and asset-backed securities.......                 16,000           16,694             16,694
Redeemable preferred stock........................                    345              359                359
                                                   ---------------------- ---------------- ------------------
 Total fixed maturity securities..................                 63,083           69,977             69,977
                                                   ---------------------- ---------------- ------------------
Equity securities:
 Non-redeemable preferred stock...................                    127              129                129
Common stock:
 Industrial, miscellaneous and all other..........                     10               15                 15
 Public utilities.................................                     --                3                  3
                                                   ---------------------- ---------------- ------------------
 Total equity securities..........................                    137              147                147
                                                   ---------------------- ---------------- ------------------
Mortgage loans....................................                 15,664                              15,664
Policy loans......................................                    875                                 875
Limited partnerships and LLCs.....................                  2,379                               2,379
Short-term investments............................                  1,482                               1,482
Other invested assets.............................                  3,224                               3,224
                                                   ----------------------                  ------------------
 Total investments................................                $86,844                             $93,748
                                                   ======================                  ==================
-------------

(1) Cost or amortized cost for fixed maturity securities represents original cost reduced by impairments from other-than-temporary declines in estimated fair value that are charged to earnings and adjusted for amortization of premiums or accretion of discounts; for mortgage loans, cost represents original cost reduced by repayments and valuation allowances and adjusted for amortization of premiums or accretion of discounts; for equity securities, cost represents original cost; for limited partnerships and
    LLCs, cost represents original cost adjusted for equity in earnings and distributions.

                      Brighthouse Life Insurance Company

                                  Schedule II

                        Condensed Financial Information
                             (Parent Company Only)
                          December 31, 2019 and 2018

                (In millions, except share and per share data)

                                                                                       2019        2018
                                                                                 ----------  ----------
Condensed Balance Sheets
Assets
Investments:
Fixed maturity securities available-for-sale, at estimated fair value
 (amortized cost: $53,793 and $51,281, respectively)............................   $ 59,754    $ 52,926
Equity securities available-for-sale, at estimated fair value...................        124         121
Mortgage loans (net of valuation allowances of $61 and $55, respectively).......     15,038      13,147
Policy loans....................................................................        875       1,001
Limited partnerships and limited liability companies............................      2,379       2,290
Short-term investments, principally at estimated fair value.....................      1,431          --
Investment in subsidiaries......................................................      5,980       5,098
Other invested assets, at estimated fair value..................................      2,970       2,848
                                                                                 ----------  ----------
 Total investments..............................................................     88,551      77,431
Cash and cash equivalents.......................................................      2,273       3,185
Accrued investment income.......................................................        585         636
Premium, reinsurance and other receivable.......................................     13,727      13,046
Receivable from subsidiaries....................................................      9,505       8,001
Deferred policy acquisition costs and value of business acquired................      4,340       4,572
Deferred income tax receivable..................................................      1,147       1,086
Other assets, principally at estimated fair value...............................        424         461
Separate account assets.........................................................     94,992      87,243
                                                                                 ----------  ----------
 Total assets...................................................................   $215,544    $195,661
                                                                                 ==========  ==========
Liabilities and Stockholder's Equity
Liabilities
Future policy benefits..........................................................   $ 38,306    $ 34,900
Policyholder account balances...................................................     43,119      37,935
Other policy-related balances...................................................      3,383       3,325
Payables for collateral under securities loaned and other transactions..........      4,289       5,024
Long-term debt..................................................................        812         400
Current income tax payable......................................................         30           2
Other liabilities...............................................................     12,149      10,056
Separate account liabilities....................................................     94,992      87,243
                                                                                 ----------  ----------
 Total liabilities..............................................................    197,080     178,885
                                                                                 ----------  ----------
Stockholder's Equity
Common stock, par value $25,000 per share; 4,000 shares authorized; 3,000
 shares issued and outstanding..................................................         75          75
Additional paid-in capital......................................................     19,073      19,073
Retained earnings (deficit).....................................................     (3,899)     (3,090)
Accumulated other comprehensive income (loss)...................................      3,215         718
                                                                                 ----------  ----------
 Total stockholder's equity.....................................................     18,464      16,776
                                                                                 ----------  ----------
 Total liabilities and stockholder's equity.....................................   $215,544    $195,661
                                                                                 ==========  ==========

        See accompanying notes to the condensed financial information.

                      Brighthouse Life Insurance Company

                                  Schedule II

                  Condensed Financial Information (continued)
                             (Parent Company Only)
             For the Years Ended December 31, 2019, 2018 and 2017

                                 (In millions)

                                                                                               2019      2018      2017
                                                                                           --------  --------  --------
Condensed Statements of Operations
Revenues
Premiums..................................................................................  $   452    $  437   $   283
Universal life and investment-type product policy fees....................................    2,559     2,738     2,774
Equity in earnings of subsidiaries........................................................      808      (277)    1,221
Net investment income.....................................................................    3,086     2,885     2,613
Other revenues............................................................................      341       398       402
Net investment gains (losses).............................................................       88      (165)       (7)
Net derivative gains (losses).............................................................   (2,928)    1,335    (1,425)
                                                                                           --------  --------  --------
 Total revenues...........................................................................    4,406     7,351     5,861
                                                                                           --------  --------  --------
Expenses
Policyholder benefits and claims..........................................................    2,623     2,388     2,862
Interest credited to policyholder account balances........................................      869       881       909
Amortization of deferred policy acquisition costs and value of business acquired..........      337       952       310
Other expenses............................................................................    1,920     1,925     1,848
                                                                                           --------  --------  --------
 Total expenses...........................................................................    5,749     6,146     5,929
                                                                                           --------  --------  --------
Income (loss) before provision for income tax.............................................   (1,343)    1,205       (68)
Provision for income tax expense (benefit)................................................     (534)      238       815
                                                                                           --------  --------  --------
 Net income (loss) attributable to Brighthouse Life Insurance Company.....................  $  (809)   $  967   $  (883)
                                                                                           ========  ========  ========
Comprehensive income (loss)...............................................................  $ 1,688    $  (73)  $  (294)
                                                                                           ========  ========  ========

        See accompanying notes to the condensed financial information.

                      Brighthouse Life Insurance Company

                                  Schedule II

                  Condensed Financial Information (continued)
                             (Parent Company Only)
             For the Years Ended December 31, 2019, 2018 and 2017

                                 (In millions)

                                                                                             2019      2018      2017
                                                                                           --------  --------  --------
Condensed Statements of Cash Flows
Net cash provided by (used in) operating activities....................................... $  2,160  $  2,774  $  3,460
Cash flows from investing activities
Sales, maturities and repayments of:
 Fixed maturity securities................................................................   12,009    14,909    14,667
 Equity securities........................................................................       57        19       119
 Mortgage loans...........................................................................    1,434       840       704
 Limited partnerships and limited liability companies.....................................      302       254       333
Purchases of:
 Fixed maturity securities................................................................  (14,179)  (14,697)  (16,287)
 Equity securities........................................................................      (22)       (2)       (2)
 Mortgage loans...........................................................................   (3,337)   (3,896)   (2,017)
 Limited partnerships and limited liability companies.....................................     (463)     (358)     (531)
Cash received in connection with freestanding derivatives.................................    1,933     1,795     1,858
Cash paid in connection with freestanding derivatives.....................................   (2,597)   (2,879)   (3,829)
Sale of operating joint venture interest to a former affiliate............................       --        --        67
Returns of capital and dividends from subsidiaries........................................       54        25       551
Capital contributions to subsidiaries.....................................................      (75)       --       (83)
Net change in policy loans................................................................      126       105       (14)
Net change in short-term investments......................................................   (1,418)      269       711
Net change in other invested assets.......................................................       23        44       (41)
                                                                                           --------  --------  --------
Net cash provided by (used in) investing activities.......................................   (6,153)   (3,572)   (3,794)
                                                                                           --------  --------  --------
Cash flows from financing activities
Policyholder account balances:
 Deposits.................................................................................    6,117     5,064     3,845
 Withdrawals..............................................................................   (2,503)   (3,124)   (2,360)
Net change in payables for collateral under securities loaned and other transactions......     (735)      871    (3,136)
Long-term debt issued.....................................................................      412       228        --
Capital contributions.....................................................................       --        --     1,300
Capital contribution associated with the sale of operating joint venture interest to a
 former affiliate.........................................................................       --        --       202
Financing element on certain derivative instruments and other derivative related
 transactions, net........................................................................     (203)     (303)     (149)
Other, net................................................................................       (7)       (2)       --
                                                                                           --------  --------  --------
Net cash provided by (used in) financing activities.......................................    3,081     2,734      (298)
                                                                                           --------  --------  --------
Change in cash, cash equivalents and restricted cash......................................     (912)    1,936      (632)
Cash, cash equivalents and restricted cash, beginning of year.............................    3,185     1,249     1,881
                                                                                           --------  --------  --------
Cash, cash equivalents and restricted cash, end of year................................... $  2,273  $  3,185  $  1,249
                                                                                           ========  ========  ========
Supplemental disclosures of cash flow information
Net cash paid (received) for:
 Interest................................................................................. $     28  $     --  $     12
                                                                                           ========  ========  ========
 Income tax............................................................................... $     --  $   (168) $   (421)
                                                                                           ========  ========  ========
Non-cash transactions:
 Transfer of fixed maturity securities from affiliate..................................... $     --  $    417  $     --
                                                                                           ========  ========  ========
 Transfer of fixed maturity securities to former affiliate................................ $     --  $     --  $    293
                                                                                           ========  ========  ========
 Reduction of policyholder account balances in connection with reinsurance transactions... $     --  $     --  $    293
                                                                                           ========  ========  ========

        See accompanying notes to the condensed financial information.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                  Schedule II

                 Notes to the Condensed Financial Information
                             (Parent Company Only)

1. Basis of Presentation

   The condensed financial information of Brighthouse Life Insurance Company
(the "Parent Company") should be read in conjunction with the consolidated financial statements of Brighthouse Life Insurance Company and its subsidiaries and the notes thereto (the "Consolidated Financial Statements"). These condensed unconsolidated financial statements reflect the results of operations, financial position and cash flows for the Parent Company.
Investments in subsidiaries are accounted for using the equity method of accounting.

   The preparation of these condensed unconsolidated financial statements in conformity with GAAP requires management to adopt accounting policies and make certain estimates and assumptions. The most important of these estimates and assumptions relate to the fair value measurements, identifiable intangible assets and the provision for potential losses that may arise from litigation and regulatory proceedings and tax audits, which may affect the amounts reported in the condensed unconsolidated financial statements and accompanying notes. Actual results could differ from these estimates.

2. Investment in Subsidiaries

   During the year ended December 31, 2019, Brighthouse Life Insurance Company paid a cash capital contribution of $75 million to BHNY and received a cash dividend of $28 million from BHNY. On December 30, 2019, the Delaware
Commissioner approved an extraordinary dividend of $600 million payable from
BRCD to Brighthouse Life Insurance Company. Such dividend is included in receivable from subsidiaries at December 31, 2019. See Note 16 of the Notes to
the Consolidated Financial Statements.

   During the year ended December 31, 2017, Brighthouse Life Insurance Company paid cash capital contributions to subsidiaries of $83 million, of which
$75 million was paid to BHNY, and received cash dividends from subsidiaries of
$544 million, of which $535 million was received from BRCD.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                 Schedule III

               Consolidated Supplementary Insurance Information
                          December 31, 2019 and 2018

                                 (In millions)

                                                              Future Policy
                                                     DAC    Benefits and Other  Policyholder
                                                     and      Policy-Related      Account         Unearned        Unearned
 Segment                                               VOBA      Balances        Balances     Premiums (1), (2)  Revenue (1)
-------------------------------------------------  -------- ------------------ ------------- ------------------ ------------
 2019
 Annuities........................................   $4,168            $ 8,921       $34,810                $--         $ 86
 Life.............................................      539              5,070         2,437                 12           45
 Run-off..........................................        5             20,191         7,873                 --          151
 Corporate & Other................................       97              7,700             1                  6           --
                                                   -------- ------------------ ------------- ------------------ ------------
  Total...........................................   $4,809            $41,882       $45,121                $18         $282
                                                   ======== ================== ============= ================== ============
 2018
 Annuities........................................   $4,357            $ 8,666       $28,600                $--         $ 88
 Life.............................................      613              4,802         2,534                 13           18
 Run-off..........................................        5             17,252         8,195                 --          107
 Corporate & Other................................      111              7,596             1                  6           --
                                                   -------- ------------------ ------------- ------------------ ------------
  Total...........................................   $5,086            $38,316       $39,330                $19         $213
                                                   ======== ================== ============= ================== ============
-------------

(1) Amounts are included within the future policy benefits and other policy-related balances column.

(2) Includes premiums received in advance.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                 Schedule III

        Consolidated Supplementary Insurance Information -- (continued)
                       December 31, 2019, 2018 and 2017

                                 (In millions)

                                                                           Policyholder
                                                                       Benefits and Claims
                                        Premiums and                           and
                                       Universal Life         Net      Interest Credited to
                                     and Investment-Type    Investment     Policyholder     Amortization of   Other
 Segment                              Product Policy Fees   Income (1)    Account Balances    DAC and VOBA    Expenses
----------------------------------  --------------------- ------------ -------------------- --------------- ----------
 2019
 Annuities.........................                $2,291       $1,786               $1,429          $  328     $1,125
 Life..............................                   728          374                  646              53        177
 Run-off...........................                   720        1,273                2,436              --        200
 Corporate & Other.................                    90           53                   58              14        307
                                    --------------------- ------------ -------------------- --------------- ----------
  Total............................                $3,829       $3,486               $4,569          $  395     $1,809
                                    ===================== ============ ==================== =============== ==========
 2018
 Annuities.........................                $2,410       $1,509               $1,603          $  901     $1,052
 Life..............................                   774          371                  637              93        214
 Run-off...........................                   777        1,311                1,923              --        202
 Corporate & Other.................                    98           44                   64              17        295
                                    --------------------- ------------ -------------------- --------------- ----------
  Total............................                $4,059       $3,235               $4,227          $1,011     $1,763
                                    ===================== ============ ==================== =============== ==========
 2017
 Annuities.........................                $2,448       $1,238               $2,140          $  141     $1,035
 Life..............................                   713          285                  681             186        237
 Run-off...........................                   715        1,358                1,788             570        278
 Corporate & Other.................                   108           92                   61              19        283
                                    --------------------- ------------ -------------------- --------------- ----------
  Total............................                $3,984       $2,973               $4,670          $  916     $1,833
                                    ===================== ============ ==================== =============== ==========
-------------

(1) See Note 2 of the Notes to the Consolidated Financial Statements for the
    basis of allocation of net investment income.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                  Schedule IV

                           Consolidated Reinsurance
                       December 31, 2019, 2018 and 2017

                             (Dollars in millions)

                                                                                     % Amount
                                 Gross Amount     Ceded     Assumed   Net Amount   Assumed to Net
                               -------------- --------- ----------- ------------ ----------------
2019
Life insurance in-force.......       $534,106  $167,676      $8,884     $375,314              2.4%
                               ============== ========= =========== ============
Insurance premium
Life insurance (1)............       $  1,375  $    548      $   15     $    842              1.8%
Accident & health insurance...            222       217          --            5              0.0%
                               -------------- --------- ----------- ------------
 Total insurance premium......       $  1,597  $    765      $   15     $    847              1.8%
                               ============== ========= =========== ============
2018
Life insurance in-force.......       $561,218  $180,362      $9,248     $390,104              2.4%
                               ============== ========= =========== ============
Insurance premium
Life insurance (1)............       $  1,415  $    559      $   12     $    868              1.4%
Accident & health insurance...            225       224          --            1              0.0%
                               -------------- --------- ----------- ------------
 Total insurance premium......       $  1,640  $    783      $   12     $    869              1.4%
                               ============== ========= =========== ============
2017
Life insurance in-force.......       $589,488  $194,032      $9,006     $404,462              2.2%
                               ============== ========= =========== ============
Insurance premium
Life insurance (1)............       $  1,500  $    689      $   13     $    824              1.6%
Accident & health insurance...            231       227          --            4              0.0%
                               -------------- --------- ----------- ------------
 Total insurance premium......       $  1,731  $    916      $   13     $    828              1.6%
                               ============== ========= =========== ============
-------------

(1) Includes annuities with life contingencies.

   For the year ended December 31, 2019, reinsurance ceded and assumed included related party transactions for life insurance in-force of $0 and $1.7 billion, respectively, and life insurance premiums of $0 and $5 million, respectively.
For the year ended December 31, 2018, reinsurance ceded and assumed included related party transactions for life insurance in-force of $0 and $1.8 billion, respectively, and life insurance premiums of $201 million and $7 million, respectively. For the year ended December 31, 2017, reinsurance ceded and assumed included related party transactions for life insurance in-force of
$17.1 billion and $9.0 billion, respectively, and life insurance premiums of
$537 million and $13 million, respectively.

Part C
Other Information
Item 26. Exhibits
(a) 1.	Resolutions of the Board of Directors of The Travelers Insurance Company authorizing the establishment of the Registrant. (Incorporated herein by reference to Post-Effective Amendment No. 17 to the Registrant’s Registration Statement, File No. 002-88637, on Form S-6 filed April 29, 1996.)

(a) 2.	Resolutions of MetLife Insurance Company of Connecticut Board of Directors dated August 13, 2014 (including Certificate of Conversion, Certificate of Incorporation and Certificate of Redomestication). (Incorporated herein by reference to MetLife Insurance Company USA’s Registration Statement on Form S-3, File No. 333-201857, filed February 4, 2015.)

(b)	Not Applicable.

(c) 1.	Distribution and Principal Underwriting Agreement among the Registrant, The Travelers Insurance Company and Travelers Distribution LLC (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-6, File No. 333-56952 filed February 7, 2003.)

(c) 2.	Specimen Selling Agreement. (Incorporated herein by reference to Post-Effective Amendment No. 2 to the Travelers Fund BD III for Variable Annuities' Registration Statement on Form N-4, File No. 333-65942, filed April 15, 2003.)

(c) 3.	Specimen Selling Agreement (Incorporated herein by reference to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-6, File No. 333-96519 filed April 10, 2006.)

(c) 4.	Agreement and Plan of Merger between MetLife Investors Distribution Company and MLI Distribution LLC dated as of October 20, 2006 (Incorporated herein by reference to Post-Effective Amendment No. 12 to the Registrant’s Registration Statement on Form N-6, File No. 333-96519, filed April 5, 2007.)

(c) 5.	Retail Sales Agreement between MetLife Investors Distribution Company and broker-dealers (Incorporated herein by reference to Post-Effective Amendment No. 12 to the Registrant’s Registration Statement on Form N-6, File No. 333-96519, filed April 5, 2007.)

(c) 6.	Services Agreement between MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut and Amendment No. 1 to the Services Agreement. (Incorporated herein by reference to Post-Effective Amendment No. 14 to the Registrant’s Registration Statement on Form N-6, File No. 333-96519, filed May 23, 2008.)

(c) 7.	Enterprise Sales Agreement between MetLife Investors Distribution Company and broker-dealers dated February 2010 (Incorporated herein by reference to Post-Effective Amendment No. 2 to the MetLife of CT Separate Account QPN Registration Statement on Form N-4, File No. 333-156911, as filed April 6, 2010.)

(c) 8.	Master Retail Sales Agreement between MetLife Investors Distribution Company and broker-dealers dated September 2012 (Incorporated herein by reference to Post- Effective Amendment No. 23 to the MetLife of CT Separate Account Eleven for Variable Annuities Registration Statement on Form N-4, File No. 333-101778, filed April 3, 2013.)

(c) 9.	Amendment to Distribution and Principal Underwriting Agreement between MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (effective November 14, 2014). (Incorporated herein by reference to MetLife Investors USA Variable Life Account A’s Registration Statement on Form N-6, File No. 333-200241, filed November 17, 2014.)

(c) 10.	Amendment No. 2 to Distribution and Principal Underwriting Agreement between MetLife Insurance Company USA and MetLife Investors Distribution Company (effective December 7, 2015). (Incorporated herein by reference to Post-Effective Amendment No. 26 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-101778, filed April 6, 2016.)

(c) 11.	Principal Underwriting and Distribution Agreement between Brighthouse Life Insurance Company and Brighthouse Securities, LLC (effective March 6, 2017) (Incorporated herein by reference to Post-Effective Amendment No. 27 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-101778, filed April 5, 2017.)

(c) 12.	Form of Brighthouse Securities, LLC Sales Agreement (Incorporated herein by reference to Exhibit 3(iv) to Post-Effective Amendment No. 7 to Brighthouse Separate Account A’s Registration Statement on Form N-4, File Nos. 333-209053/811-03365 filed on December 14, 2017.)

(d) 1.	Form of Variable Life Insurance Contract. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registrant’s Registration Statement on Form N-6, File No. 333-96519 filed February 10, 2003.)

(d) 2.	Accidental Death Benefit Rider. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registrant’s Registration Statement on Form N-6, File No. 333-96519 filed February 10, 2003.)

(d) 3.	Accelerated Death Benefit Rider. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registrant’s Registration Statement on Form N-6, File No. 333-96519 filed February 10, 2003.)

(d) 4.	Child Term Rider. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registrant’s Registration Statement on Form N-6, File No. 333-96519 filed February 10, 2003.)

(d) 5.	Cost of Living Adjustment Rider. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registrant’s Registration Statement on Form N-6, File No. 333-96519 filed February 10, 2003.)

(d) 6.	Coverage Extension Rider. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registrant’s Registration Statement on Form N-6, File No. 333-96519 filed February 10, 2003.)

(d) 7.	Estate Tax Repeal Rider. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registrant’s Registration Statement on Form N-6, File No. 333-96519 filed February 10, 2003.)

(d) 8.	Full Surrender Charge Waiver Rider. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registrant’s Registration Statement on Form N-6, File No. 333-96519 filed February 10, 2003.)

(d) 9.	Lapse Protection Guarantee Rider. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registrant’s Registration Statement on Form N-6, File No. 333-96519 filed February 10, 2003.)

(d) 10.	Maturity Extension Rider. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registrant’s Registration Statement on Form N-6, File No. 333-96519 filed February 10, 2003.)

(d) 11.	Primary Insured Term Rider. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registrant’s Registration Statement on Form N-6, File No. 333-96519 filed February 10, 2003.)

(d) 12.	Spouse Term Insurance Rider. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registrant’s Registration Statement on Form N-6, File No. 333-96519 filed February 10, 2003.)

(d) 13.	Specified Amount Payment Rider. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registrant’s Registration Statement on Form N-6, File No. 333-96519 filed February 10, 2003.)

(d) 14.	Waiver of Deduction Amount Rider. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registrant’s Registration Statement on Form N-6, File No. 333-96519 filed February 10, 2003.)

(d) 15.	Name Change Endorsement (Incorporated herein by reference to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-6, File No. 333-96519 filed April 10, 2006.)

(d) 16.	Name Change Endorsement effective November 14, 2014 (6-E120-14). (Incorporated herein by reference to MetLife Insurance Company USA’s Registration Statement on Form S-3, File No. 333-201857, filed February 4, 2015.)

(d) 17.	Name Change Endorsement (effective March 6, 2017) (5-E132-6) (Incorporated herein by reference to Post-Effective Amendment No. 27 to Brighthouse Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File No. 333-101778 filed April 5, 2017.)

(e)	Application for Variable Life Insurance Contracts. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registrant’s Registration Statement on Form N-6, File No. 333-96519 filed February 10, 2003.)

(f) 1.	Copy of Certificate of Incorporation of the Company and Certificate of Amendment (effective November 14, 2014) (Incorporated herein by reference to MetLife Investors USA Variable Life Account A’s Registration Statement on Form N-6, File No. 333-200241, filed November 17, 2014.)

(f) 2.	Copy of By-Laws of the Company. (Incorporated herein by reference to MetLife Investors USA Variable Life Account A’s Registration Statement on Form N-6, File No. 333-200241, filed November 17, 2014.)

(f) 3.	Copy of Certificate of Amendment of Certificate of Incorporation of the Company (effective March 6, 2017). (Incorporated herein by reference to Post-Effective Amendment No. 27 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-101778, filed April 5, 2017.)

(f) 4.	Copy of Amended and Restated By-Laws of the Company. (Incorporated herein by reference to Post-Effective Amendment No. 27 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-101778, filed April 5, 2017.)

(g) 1.	Specimen Reinsurance Contracts. (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-6, File No. 333-56952, filed February 7, 2003.)

(g) 2.	Service Agreement and Co-Insurance Agreement between MetLife Insurance Co of CT and Metropolitan Life Insurance Co. dated January 1, 2014 (Incorporated herein by reference to Post-Effective Amendment No. 20 to the Registrant’s Registration Statement on Form N-6, File No. 333-96519, filed April 4, 2014.)

(h) 1.	Form of Participation Agreement. (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-6, File No. 333-56952, filed February 7, 2003.)

(h) 2(a)	Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut effective August 31, 2007. (Incorporated herein by reference to Post-Effective Amendment No. 11 to MetLife of CT Separate Account Nine for Variable Annuities Registration Statement on Form N-4, File No. 333-65926, filed October 31, 2007.)

(h) 2(b)	Amendment dated April 30, 2010 to the Participation Agreement dated August 31, 2007 with Metropolitan Series Fund, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-6, File No. 333-96519, filed on April 5, 2012.)

(h) 2(c)	Participation Agreement among Brighthouse Funds Trust II, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and Brighthouse Life Insurance Company (effective March 6, 2017) (Incorporated herein by reference to Post-Effective Amendment No. 27 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-101778, filed April 5, 2017.)

(h) 3(a)	Participation Agreement among Met Investors Series Trust, Met Investors Advisory, LLC, MetLife Investors Distribution Company, The Travelers Insurance Company and The Travelers Life and Annuity Company effective November 1, 2005. (Incorporated herein by reference to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-6, File No. 333-96519, filed April 10, 2006.)

(h) 3(b)	Amendments dated May 1, 2009 and April 30, 2010 to the Participation Agreement dated November 1, 2005 among Met Investors Series Trust, Met Investors Advisory, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-6, File No. 333-96519, filed April 5, 2012.)

(h) 3(c)	Third Amendment to the Participation Agreement dated November 1, 2005 among Met Investors Series Trust, Met Investors Advisory, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to MetLife Investors USA Variable Life Account A’s Registration Statement on Form N-6, File No. 333-200241, filed November 17, 2014.)

(h) 3(d)	Participation Agreement among Brighthouse Funds Trust I, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and Brighthouse Life Insurance Company (effective March 6, 2017) (Incorporated herein by reference to Post-Effective Amendment No. 27 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-101778, filed April 5, 2017.)

(h) 4(a)	Fund Participation Agreement among The Travelers Insurance Company, The Travelers Life and Annuity Company, American Variable Insurance Series (aka American Funds Insurance Series), American Funds Distributors, Inc. and Capital Research and Management Company dated October 1, 1999 and amendments. (Incorporated herein by reference to Post-Effective Amendment No. 15 to MetLife of CT Fund UL III for Variable Life Insurance's Registration Statement on Form N-6, File No. 333-71349, filed April 9, 2009).

(h) 4(b)	Amendment dated April 30, 2010 to the Participation Agreement dated October 1, 1999 between American Funds Insurance Series, Capital Research and Management Company and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Post-Effective Amendment No. 3 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-152194, filed April 5, 2011.)

(h) 4(c)	Amendment to the Participation Agreement dated October 1, 1999 among American Funds Insurance Series, Capital Research and Management Company and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to MetLife Investors USA Variable Life Account A’s Registration Statement on Form N-6, File No. 333-200241, filed November 17, 2014.)

(h) 4(d)	Eighth Amendment to the Participation Agreement dated May 15, 2015 among American Funds Insurance Series, Capital Research and Management Company, American Funds Distributors, Inc. and MetLife Insurance Company USA (Incorporated herein by reference to Post-Effective Amendment No. 26 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-101778, filed April 6, 2016.)

(h) 4(e)	Ninth Amendment to the Participation Agreement dated November 19, 2014 among American Funds Insurance Series, Capital Research and Management Company, American Funds Distributors, Inc. and MetLife Insurance Company USA (Incorporated herein by reference to Post-Effective Amendment No. 26 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-101778, filed April 6, 2016.)

(h) 4(f)	Tenth Amendment to Participation Agreement Among Brighthouse Life Insurance Company, American Funds Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company (03-06-17) (Incorporated herein by reference to Exhibit 8(e)(v) to Post-Effective Amendment No. 29 to Brighthouse Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed on April 25, 2018.)

(h) 5(a)	Amended and Restated Participation Agreement among Fidelity® Variable Insurance Products Funds, Fidelity Distributions Corporation and The Travelers Insurance Company and amendments. (Incorporated herein by reference to Post-Effective Amendment No. 15 to MetLife of CT Fund UL III for Variable Life Insurance's Registration Statement on Form N-6, File No. 333-71349, filed April 9, 2009).

(h) 5(b)	Summary Prospectus Agreement Among Fidelity Distributors Corporation and MetLife Insurance Company of Connecticut effective April 30, 2010. (Incorporated herein by reference to Post-Effective Amendment No. 3 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-152189, filed April 5, 2011.)

(h) 5(c)	Amendment No. 5 dated November 17, 2014 to the Participation Agreement dated May 1, 2001 among MetLife Insurance Company of Connecticut, Fidelity® Variable Insurance Products Funds (I, II, III, IV & V) and Fidelity Distributors Corporation. (Incorporated herein by reference to MetLife Investors Separate Account A's Registration Statement on Form N-4, File No. 333-200237, filed November 17, 2014.)

(h) 5(d)	Amendments to the Participation Agreement among MetLife Insurance Company USA (formerly MetLife Insurance Company of Connecticut), Fidelity Variable Insurance Products Funds and Fidelity Distributors Corporation (effective June 1, 2015, April 28, 2008, May 16, 2007 and October 1, 2005) (Incorporated herein by reference to Post-Effective Amendment No. 27 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-101778, filed April 5, 2017.)

(h) 5(e)	Amended and Restated Participation Agreement Among Variable Insurance Products Funds, Fidelity Distributors Corporation and Brighthouse Life Insurance Company (effective 3-06-17). (Incorporated herein by reference to Exhibit 8(l)(iv) to Post-Effective Amendment No. 29 to Brighthouse Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed on April 25, 2018.)

(h) 6(a)	Amended and Restated Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., The Travelers Insurance Company, The Travelers Life and Annuity Company and Travelers Distribution LLC dated May 1, 2004 and amendments. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the MetLife of CT Fund UL III for Variable Life Insurance's Registration Statement on Form N-6, File No. 333-71349, filed April 9, 2009).

(h) 6(b)	Amendment No. 5 dated October 5, 2010 to the Amended and Restated Participation Agreement dated May 1, 2004 Among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company. (Incorporated herein by reference to Post-Effective Amendment No. 3 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-152189, filed April 5, 2011.)

(h) 6(c)	Participation Agreement Addendum with Franklin Templeton Variable Insurance Products Trust dated May 1, 2011. (Incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-6, File No. 333-96519, filed April 5, 2012.)

(h) 6(d)	Amendment dated January 15, 2013 to the Participation Agreement Among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company. (Incorporated herein by reference to Post-Effective Amendment No. 23 to the MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File No. 333-101778, filed April 3, 2013.)

(h) 6(e)	Amendment to the Participation Agreement dated May 1, 2004 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company. (Incorporated herein by reference to MetLife Investors USA Variable Life Account A’s Registration Statement on Form N-6, File No. 333-200241, filed November 17, 2014.)

(h) 6(f)	Amendment to the Participation Agreement dated August 1, 2014 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company. (Incorporated herein by reference to Post-Effective Amendment No. 26 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-101778, filed April 6, 2016.)

(h) 6(g)	Participation Agreement Among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Brighthouse Life Insurance Company, Brighthouse Life Insurance Company of NY and Brighthouse Securities, LLC (03-06-17). (Incorporated herein by reference to Exhibit 8(i)(vi) to Post-Effective Amendment No. 29 to Brighthouse Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed on April 25, 2018.)

(h) 7(a)	Fund Participation Agreement among Janus Aspen Series, The Travelers Insurance Company and The Travelers Life and Annuity Company dated May 1, 2000 and amendments. (Incorporated herein by reference to Post-Effective Amendment No. 15 to MetLife of CT Fund UL III for Variable Life Insurance's Registration Statement on Form N-6, File No. 333-71349, filed April 9, 2009).

(h) 7(b)	Amendment No. 8 to Participation Agreement with Janus Aspen Series effective as of May 1, 2011. (Incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-6, File No. 333-96519, filed April 5, 2012.)

(h) 7(c)	Amendment No. 9 dated May 1, 2011 to the Fund Participation Agreement dated May 1, 2000 among Janus Aspen Series and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Post-Effective Amendment No. 7 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-152189, filed April 8, 2015.)

(h) 8(a)	Participation Agreement among Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC, Legg Mason Partners Fund Advisor, LLC and MetLife Insurance Company of Connecticut dated January 1, 2009. (Incorporated herein by reference to Post-Effective Amendment No. 15 to MetLife of CT Fund UL III for Variable Life Insurance's Registration Statement on Form N-6, File No. 333-71349, filed April 9, 2009).

(h) 8(b)	Amendment dated April 30, 2010 to the Participation Agreement dated January 1, 2009 between Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC, Legg Mason Partners Fund Advisor, LLC and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Post-Effective Amendment No. 3 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-152189, filed April 5, 2011.)

(h) 8(c)	Amendment dated November 17, 2014 to the Participation Agreement dated January 1, 2009 between Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC, Legg Mason Partners Fund Advisor, LLC and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to MetLife Investors USA Separate Account A's Registration Statement on Form N-4, File No. 333-200237, filed November 17, 2014.)

(h) 8(d)	Third Amendment to Participation Agreement among Brighthouse Life Insurance Company , Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC and LMP Fund Advisor, LLC (10-3-19). (Incorporated herein by reference to Exhibit 8(j)(iii) to Post-Effective Amendment No. 32 to Brighthouse Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262 filed April 3, 2020.)

(h) 9(a)	Participation Agreement among Pioneer Variable Contracts Trust, The Travelers Insurance Company and The Travelers Life and Annuity Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. dated January 1, 2002 and amendments. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the MetLife of CT Fund UL III for Variable Life Insurance's Registration Statement on Form N-6, File No. 333-71349, filed April 9, 2009).

(h) 9(b)	Amendment No. 3 to the Participation Agreement with Pioneer Investment Management, Inc. effective as of May 1, 2011. (Incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-6, File No. 333-96519, filed April 5, 2012.)

(h) 9(c)	Amendment No. 4 dated November 17, 2014 to the Participation Agreement dated January 1, 2002 among Pioneer Variable Contracts Trust, MetLife Insurance Company of Connecticut, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. (Incorporated herein by reference to MetLife Investors USA Separate Account A's Registration Statement on Form N-4, File No. 333-200237, filed November 17, 2014.)

(h) 10(a)	Fund Participation Agreement among The Merger Fund VL, Westchester Capital Management, Inc. and The Travelers Insurance Company dated August 1, 2003 and amendment. (Incorporated herein by reference to Post-Effective Amendment No. 15 to MetLife of CT Fund UL III for Variable Life Insurance's Registration Statement on Form N-6, File No. 333-71349, filed April 9, 2009).

(h) 10(b)	Amendment No. 2 to the Fund Participation Agreement among The Merger Fund VL, Westchester Capital Management, Inc. and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Post-Effective Amendment No. 21 to the Registrant's Registration Statement on Form N-6, File No. 333-96519, filed April 10, 2015.)

(h) 11(a)	Participation Agreement among Vanguard Variable Insurance Fund and The Vanguard Group, Inc. and Vanguard Marketing Corporation and The Travelers Insurance Company dated July 1, 2003. (Incorporated herein by reference to Post-Effective Amendment No. 15 to MetLife of CT Fund UL III for Variable Life Insurance's Registration Statement on Form N-6, File No. 333-71349, filed April 9, 2009).

(h) 11(b)	Third Amendment to Participation Agreement with Vanguard Variable Insurance Fund effective May 1, 2011. (Incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-6, File No. 333-96519, filed April 5, 2012.)

(h) 11(c)	Fifth Amendment to Participation Agreement among Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Post-Effective Amendment No. 21 to the Registrant's Registration Statement on Form N-6, File No. 333-96519, filed April 10, 2015.)

(h) 11(d)	Participation Agreement Among Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and Brighthouse Life Insurance Company dated September 4, 2018. (Incorporated herein by reference to Post-Effective Amendment No. 26 to the Registrant’s Registration Statement on Form N-6, File No. 333-96519, filed April 5, 2019.)

(h) 12(a)	Participation Agreement dated December 5, 2003 between Goldman Sachs Variable Insurance Trust, The Travelers Insurance Company and The Travelers Life and Annuity Company. (Incorporated herein by reference to Post-Effective Amendment No. 17 to the Registrant’s Registration statement on Form N-6, File No. 333-96519, filed April 6, 2011.)

(h) 12(b)	Amendment No. 2 to Participation Agreement with Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co. and MetLife Insurance Company of Connecticut, effective as May 1, 2010. (Incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-6, File No. 333-96519, filed April 5, 2012.)

(h) 12(c)	Amendment No. 3 to Participation Agreement with Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co. and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Post-Effective Amendment No. 21 to the Registrant's Registration Statement on Form N-6, File No. 333-96519, filed April 10, 2015.)

(h) 12(d)	Participation Agreement among Goldman Sachs Variable Insurance Trust, Goldman Sachs & Co., LLC, and Brighthouse Life Insurance Company (06-01-17) (Incorporated herein by reference to Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-6, File No. 333-96519, filed April 25, 2018.)

(i)	Administrative Contracts. Not applicable.

(j)	None

(k)	Opinion of Counsel as to the legality of the securities being registered. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registrant’s Registration Statement on Form N-6, File No. 333-96519, filed February 10, 2003.)

(l)	Actuarial Representation Letter. (Incorporated herein by reference to Post-Effective Amendment No. 13 to the Registrant’s Registration Statement on Form N-6, File No. 333-96519, filed April 7, 2008.)

(m)	Calculation Exhibit. (Incorporated herein by reference to Post-Effective Amendment No. 13 to the Registrant’s Registration Statement on Form N-6, File No. 333-96519, filed April 7, 2008.)

(n)	Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm. (Filed herewith.)

(o)	Omitted Financial Statement. Not applicable.

(p)	Initial Capital Agreements. Not applicable.

(q)	Redeemability Exemption. (Incorporated herein by reference to Post-Effective Amendment No. 27 to the Registrant’s Registration Statement on Form N-6, File No. 02-88637, filed April 29, 2005.)

(r)	Powers of Attorney for Eric T. Steigerwalt, Myles J. Lambert, John L. Rosenthal, Edward A. Spehar, Conor E. Murphy and Lynn A. Dumais. (Filed herewith.)
Item 27. Directors and Officers of the Depositor
Principal Business Address:
Brighthouse Life Insurance Company
11225 North Community House Road
Charlotte, North Carolina 28277
Name And Principal Business Address	Positions And Offices With Insurance Company

Eric T. Steigerwalt 11225 North Community House Road Charlotte, NC 28277	Director, Chairman of the Board, President and Chief Executive Officer

Myles Lambert 11225 North Community House Road Charlotte, NC 28277	Director and Vice President

Conor Murphy 11225 North Community House Road Charlotte, NC 28277	Director and Vice President

John Rosenthal 334 Madison Avenue Morristown, NJ 07960	Director, Vice President and Chief Investment Officer

Edward Spehar 11225 North Community House Road Charlotte, NC 28277	Director, Vice President and Chief Financial Officer

Michele Abate One Financial Center, 21st Floor Boston, MA 02111	Vice President

Devon Arendosh 11225 North Community House Road Charlotte, NC 28277	Vice President and Chief Information Security Officer

D. Burt Arrington 11225 North Community House Road Charlotte, NC 28277	Vice President and Secretary

Kimberly Berwanger 11225 North Community House Road Charlotte, NC 28277	Vice President

David Chamberlin 18205 Crane Nest Drive Tampa, FL 33647	Vice President

Patrisha Cox 11225 North Community House Road Charlotte, NC 28277	Vice President

Ruth Damian 11225 North Community House Road Charlotte, NC 28277	Vice President

Kumar Das Gupta 11225 North Community House Road Charlotte, NC 28277	Vice President

Christine DeBiase 11225 North Community House Road Charlotte, NC 28277	Vice President, General Counsel and Assistant Secretary

David Dooley 334 Madison Avenue Morristown, NJ 07960	Vice President

Meghan Doscher 11225 North Community House Road Charlotte, NC 28277	Vice President
Micah Dowling 11225 North Community House Road Charlotte, NC 28277	Vice President

Lynn Dumais 11225 North Community House Road Charlotte, NC 28277	Vice President and Chief Accounting Officer

Tara Figard 11225 North Community House Road Charlotte, NC 28277	Vice President

Kevin Finneran 11225 North Community House Road Charlotte, NC 28277	Vice President and Illustration Officer

Jason Frain 11225 North Community House Road Charlotte, NC 28277	Vice President

Jeffrey Halperin 11225 North Community House Road Charlotte, NC 28277	Vice President and Chief Compliance Officer

James Hamalainen 11225 North Community House Road Charlotte, NC 28277	Vice President

Christopher Hartsfield 11225 North Community House Road Charlotte, NC 28277	Vice President and Assistant Secretary

Jeffrey Hughes 11225 North Community House Road Charlotte, NC 28277	Vice President and Chief Technology Officer

Gregory Illson 11225 North Community House Road Charlotte, NC 29277	Vice President

Jacob Jenkelowitz 285 Madison Avenue New York, NY 10017	Vice President and Assistant Secretary

Donald Leintz 11225 North Community House Road Charlotte, NC 28277	Vice President

John Lima 334 Madison Avenue Morristown, NJ 07960	Chief Derivatives Officer

Janet Morgan 11225 North Community House Road Charlotte, NC 28277	Vice President and Treasurer

Joseph Nigro 11225 North Community House Road Charlotte, NC 28277	Vice President

Marie Pennington 11225 North Community House Road Charlotte, NC 28277	Vice President

Marc Pucci 334 Madison Avenue Morristown, NJ 07960	Vice President

Kevin Rankin 11225 North Community House Road Charlotte, NC 28277	Vice President and Controller

Mark Reilly 11225 North Community House Road Charlotte, NC 28277	Vice President

Andrew Vigar 11225 North Community House Road Charlotte, NC 28277	Vice President

Michael Villella 11225 North Community House Road Charlotte, NC 28277	Vice President and Illustration Actuary

Antoine Walthour 11225 North Community House Road Charlotte, NC 28277	Vice President

Mark Wessel 11225 North Community House Road Charlotte, NC 28277	Vice President

James Wiviott 334 Madison Avenue Morristown, NJ 07960	Vice President

Natalie Wright 11225 North Community House Road Charlotte, NC 28277	Vice President

Phyllis Zanghi 11225 North Community House Road Charlotte, NC 28277	Vice President and Tax Director
Item 28. Persons Controlled by or Under Common Control with the Depositor or Registrant
The Registrant is a separate account of Brighthouse Life Insurance Company under Delaware insurance law. Brighthouse Life Insurance Company is an indirect subsidiary of Brighthouse Financial, Inc., a publicly traded company. The following outline indicates those entities that are controlled by Brighthouse Financial, Inc. or under the common control of Brighthouse Financial, Inc. No person is controlled by the Registrant.

ORGANIZATIONAL STRUCTURE OF BRIGHTHOUSE FINANCIAL, INC. AND SUBSIDIARIES
AS OF DECEMBER 31, 2019
The following is a list of subsidiaries of Brighthouse Financial, Inc. as of December 31, 2019.
That entity which is listed at the left margin (labeled with a capital letter) is a direct subsidiary of Brighthouse Financial, Inc. (DE)
Each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of Brighthouse Financial, Inc.
The voting securities of the subsidiaries listed are 100% owned by their respective parent corporations. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.
A.	Brighthouse Holdings, LLC (DE)
	1.	New England Life Insurance Company (MA)
	2.	Brighthouse Life Insurance Company (DE)
		a.		Brighthouse Reinsurance Company of Delaware (DE)
		b.		Brighthouse Life Insurance Company of NY (NY)
		c.		Brighthouse Connecticut Properties Ventures, LLC (DE)
		d.		Brighthouse Renewables Holdings, LLC (DE)
			(i.)	Greater Sandhill I, LLC (DE)
		e.		Daniel/Brighthouse Midtown Atlanta Master Limited Liability Company (DE)
			(i.)	1075 Peachtree LLC (DE)
		f.		Brighthouse Assignment Company (CT)
		g.		ML 1065 Hotel, LLC (DE)
		h.		TIC European Real Estate LP, LLC (DE)
		i.		Euro TL Investments LLC (DE)
		j.		TLA Holdings LLC (DE)
			(i.)	The Prospect Company (DE)
		k.		Euro TI Investments LLC (DE)
		l.		TLA Holdings II LLC (DE)
	3.	Brighthouse Securities, LLC (DE)
	4.	Brighthouse Services, LLC (DE)
	5.	Brighthouse Investment Advisers, LLC (DE)
Item 29. Indemnification
Pursuant to applicable provisions of Brighthouse Life Insurance Company’s by-laws or internal corporate policies adopted by Brighthouse Life Insurance Company or Brighthouse Financial, Inc., its ultimate parent, the directors, officers and other controlling persons of Brighthouse Life Insurance Company and of Brighthouse Life Insurance Company’s affiliate and the underwriter, Brighthouse Securities, LLC, who are made or threatened to be made a party to an action or proceeding, may be eligible to obtain indemnification against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys’ fees, incurred as a result of such action or proceeding. Under the principal underwriting agreement between Brighthouse Life Insurance Company and Brighthouse Securities, LLC the parties have agreed to indemnify each other against certain liabilities and expenses from legal proceedings arising out of Brighthouse Securities LLC’s distribution of the Policies.

Brighthouse Financial, Inc. also maintains directors and officers and professional liability insurance policies under which the Registrant, the Depositor and the Underwriter, as well as certain other Brighthouse subsidiaries, are covered. Brighthouse Financial, Inc. also has secured a financial institutions bond.
Rule 484 Undertaking
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person or the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 30. Principal Underwriter
(a)	Brighthouse Securities, LLC serves as principal underwriter and distributor for the following investment Companies (including the Registrant):
Brighthouse Fund UL for Variable Life Insurance
Brighthouse Fund UL III for Variable Life Insurance
Brighthouse Funds Trust I
Brighthouse Funds Trust II
Brighthouse Separate Account A
Brighthouse Separate Account Eleven for Variable Annuities
Brighthouse Separate Account QPN for Variable Annuities
Brighthouse Variable Annuity Account B
Brighthouse Variable Annuity Account C
Brighthouse Variable Life Account A
Brighthouse Variable Life Account One
New England Variable Annuity Separate Account
New England Variable Life Separate Account
(b)	Brighthouse Securities, LLC is the principal underwriter for the Policies. The following persons are the officers and directors of Brighthouse Securities, LLC. The principal business address for Brighthouse Securities, LLC is 11225 North Community House Road, Charlotte, NC 28277.

Name and Principal Business Office	Positions and Offices with Underwriter

Myles Lambert 11225 North Community House Road Charlotte, NC 28277	Manager, President and Chief Executive Officer

Philip Beaulieu 11225 North Community House Road Charlotte, NC 28277	Manager and Vice President

Melissa Cox 11225 North Community House Road Charlotte, NC 28277	Manager and Vice President

Gerard Nigro 11225 North Community House Road Charlotte, NC 28277	Manager and Vice President

Jeffrey Halperin 11225 North Community House Road Charlotte, NC 28277	Vice President and Chief Compliance Officer

Michael Davis 11225 North Community House Road Charlotte, NC 28277	Manager and Vice President

Donald Leintz 11225 North Community House Road Charlotte, NC 28277	Vice President

Christopher Hartsfield 11225 North Community House Road Charlotte, NC 28277	Vice President and Assistant Secretary
Janet Morgan 11225 North Community House Road Charlotte, NC 28277	Vice President and Treasurer

Jacob Jenkelowitz 285 Madison Avenue New York, NY 10017	Vice President and Assistant Secretary

D. Burt Arrington 11225 North Community House Road Charlotte, NC 28277	Vice President and Secretary

John Lima 334 Madison Avenue Floor 3 Morristown, NJ 07960	Vice President and Chief Derivatives Officer

Kevin Rankin 11225 North Community House Road Charlotte, NC 28277	Vice President and Chief Financial Officer

James Wiviott 334 Madison Avenue Floor 3 Morristown, NJ 07960	Vice President

Phyllis Zanghi 11225 North Community House Road Charlotte, NC 28277	Vice President and Tax Director
(c)	Brighthouse Securities, LLC, as the principal underwriter and distributor, did not receive any fees on the Policies. The Company paid compensation directly to broker-dealers who had selling agreements with Brighthouse Securities, LLC.

(1) Name Of Principal Underwriter	(2) Net Underwriting Discounts And Commissions	(3) Compensation On Events Occasioning The Deduction Of A Deferred Sales Load	(4) Brokerage Commissions	(5) Other Compensation
Brighthouse Securities, LLC	$1,591,638	$0	$0	$0
Item 31. Location of Accounts and Records
Omitted.

Item 32. Management Services
Pursuant to a services agreement, the amount paid by Brighthouse Services, LLC on behalf of BLIC to Computer Sciences Corporation for the provision of certain administrative and recordkeeping services relating to the Policies and other policies and contracts issued by BLIC for the period ended December 31, 2018 was $3,648,125, and for the period ended December 31, 2019 was $5,747,547.
Item 33. Fee Representation
Brighthouse Life Insurance Company hereby represents that the fees and charges deducted under the Policy described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Brighthouse Life Insurance Company.

Signatures
Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to the registration statement under Securities Act Rule 485(b) and has duly caused this amendment to this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Charlotte, and State of North Carolina, on the 3rd day of April, 2020.
Brighthouse Fund UL for Variable Life Insurance
(Registrant)
By:	Brighthouse Life Insurance Company
By:	/s/ Gregory E. Illson

Gregory E. Illson, Vice President
By:	Brighthouse Life Insurance Company (Depositor)
By:	/s/ Gregory E. Illson

Gregory E. Illson, Vice President

Pursuant to the requirements of the Securities Act, this amendment to the registration statement has been signed by the following persons in the capacities indicated on April 3, 2020.
/s/ Eric T. Steigerwalt* Eric T. Steigerwalt	Chairman of the Board, President, Chief Executive Officer and a Director
/s/ Myles J. Lambert* Myles J. Lambert	Director and Vice President
/s/ John L. Rosenthal* John L. Rosenthal	Director, Vice President and Chief Investment Officer
/s/ Edward A. Spehar* Edward A. Spehar	Director, Vice President and Chief Financial Officer
/s/ Conor E. Murphy* Conor E. Murphy	Director and Vice President
/s/ Lynn A. Dumais* Lynn A. Dumais	Vice President and Chief Accounting Officer
By:	/s/Michele H. Abate

Michele H. Abate, Attorney-In-Fact
April 3, 2020
*	Brighthouse Life Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney filed herewith.

Exhibit Index
Exhibit
Letter
Description
(n)	Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm
(r)	Powers of Attorney